1933 Act File No. 033-58846

1940 Act File No. 811-07538

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 63	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 63	☒

LORD ABBETT SECURITIES TRUST (Exact Name of Registrant as Specified in Charter)

90 Hudson Street, Jersey City, New Jersey 07302-3973
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 201-6984

Thomas R. Phillips, Esq.
Vice President and Assistant Secretary
90 Hudson Street Jersey City, New Jersey 07302
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	On March 1, 2011 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Lord Abbett Securities Trust

PROSPECTUS

MARCH 1, 2011

LORD ABBETT ALPHA STRATEGY FUND	CLASS	TICKER	CLASS	TICKER
	A	ALFAX	I	ALFYX
	B	ALFBX	P	N/A
	C	ALFCX	R2	ALFQX
	F	ALFFX	R3	ALFRX

LORD ABBETT FUNDAMENTAL EQUITY FUND	CLASS	TICKER	CLASS	TICKER
	A	LDFVX	I	LAVYX
	B	GILBX	P	LAVPX
	C	GILAX	R2	LAVQX
	F	LAVFX	R3	LAVRX

LORD ABBETT INTERNATIONAL CORE EQUITY FUND	CLASS	TICKER	CLASS	TICKER
	A	LICAX	I	LICYX
	B	LICBX	P	LICPX
	C	LICCX	R2	LICQX
	F	LICFX	R3	LICRX

LORD ABBETT INTERNATIONAL DIVIDEND INCOME FUND	CLASS	TICKER	CLASS	TICKER
	A	LIDAX	I	LAIDX
	B	N/A	R2	LIDRX
	C	LIDCX	R3	LIRRX
	F	LIDFX

LORD ABBETT INTERNATIONAL OPPORTUNITIES FUND	CLASS	TICKER	CLASS	TICKER
	A	LAIEX	I	LINYX
	B	LINBX	P	LINPX
	C	LINCX	R2	LINQX
	F	LINFX	R3	LINRX

LORD ABBETT LARGE CAP VALUE FUND	CLASS	TICKER	CLASS	TICKER
	A	LALAX	I	LLCYX
	B	LLCBX	P	LALPX
	C	LLCCX	R2	LLCQX
	F	LCVFX	R3	LLCRX

LORD ABBETT MICRO CAP GROWTH FUND	CLASS	TICKER	CLASS	TICKER
	A	N/A	I	LMIYX

LORD ABBETT MICRO CAP VALUE FUND	CLASS	TICKER	CLASS	TICKER
	A	N/A	I	LMVYX

LORD ABBETT VALUE OPPORTUNITIES FUND	CLASS	TICKER	CLASS	TICKER
	A	LVOAX	I	LVOYX
	B	LVOBX	P	LVOPX
	C	LVOCX	R2	LVOQX
	F	LVOFX	R3	LVORX

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

INVESTMENT PRODUCTS: NOT FDIC INSURED–NO BANK GUARANTEE–MAY LOSE VALUE

ALPHA STRATEGY FUND

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charges” on page 126 of the prospectus and “Purchases, Redemptions, Pricing and Payments to Dealers” in the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Class	A	B	C	F, I, P, R2, and R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None(1)	5.00%	1.00%(2)	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class	A	B	C	F	I	P	R2	R3
Management Fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees	0.25%(3)	1.00%	1.00%	0.10%	None	0.45%	0.60%	0.50%
Other Expenses	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%
Total Annual Fund Operating Expenses	1.74%	2.49%	2.49%	1.59%	1.49%	1.94%	2.09%	1.99%
Management Fee Waiver(4)	(0.05)%	(0.05)%	(0.05)%	(0.05)%	(0.05)%	(0.05)%	(0.05)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver	1.69%	2.44%	2.44%	1.54%	1.44%	1.89%	2.04%	1.94%

(1)

A CDSC of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.

(2)	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.
(3)	This amount has been updated from fiscal year amounts to reflect current fees and expenses.
(4)

For the period from March 1, 2011 through February 29, 2012, Lord Abbett has contractually agreed to waive 0.05% of its management fee. This agreement may be terminated only upon the approval of the Fund’s Board of Trustees.

PROSPECTUS – ALPHA STRATEGY FUND

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same (except that the example takes into account the contractual management fee waiver agreement between the Fund and Lord Abbett for the one-year period). The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”), for the one-year, three-year, and five-year periods for Class B shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. In addition, the example assumes the Fund pays the operating expenses set forth in the fee table above and the Fund’s pro rata share of the Class I expenses of the underlying funds. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

Class	If Shares Are Redeemed				If Shares Are Not Redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A Shares	$737	$1,087	$1,460	$2,505	$737	$1,087	$1,460	$2,505
Class B Shares	$647	$1,071	$1,421	$2,638	$247	$771	$1,321	$2,638
Class C Shares	$247	$771	$1,321	$2,822	$247	$771	$1,321	$2,822
Class F Shares	$157	$497	$861	$1,885	$157	$497	$861	$1,885
Class I Shares	$147	$466	$808	$1,775	$147	$466	$808	$1,775
Class P Shares	$192	$604	$1,042	$2,260	$192	$604	$1,042	$2,260
Class R2 Shares	$207	$650	$1,119	$2,417	$207	$650	$1,119	$2,417
Class R3 Shares	$197	$620	$1,068	$2,313	$197	$620	$1,068	$2,313

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the fee table or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1.16% of the average value of its portfolio.

PROSPECTUS – ALPHA STRATEGY FUND

PRINCIPAL INVESTMENT STRATEGIES

This Fund is a “fund of funds” – meaning it invests in underlying mutual funds rather than directly in portfolio securities. To pursue its objective, the Fund allocates its assets primarily to domestic equity securities and, to a lesser extent, foreign equity securities, by investing in a weighted combination of other mutual funds managed by Lord, Abbett & Co. LLC that hold such instruments. The Fund is intended for investors who are seeking exposure to the stocks of small U.S. and foreign companies managed in both growth and value styles. The Fund’s investment exposure through the underlying funds primarily includes the following types of securities and other financial instruments:

•

Equity securities, including common stocks, preferred stocks, convertible securities, and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, and limited liability companies. The Fund also may invest in securities that have equity characteristics or are tied to the price of stock, including rights and convertible debt securities.

•	Small companies generally having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 2000® Index.

•	Growth companies that the underlying fund believes exhibit faster-than-average gains in earnings and have the potential to continue profit growth at a high level.

•

Value companies that the underlying fund believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

•	Foreign (including emerging market) companies, which may be traded on a U.S. or non-U.S. securities exchange and may include American Depositary Receipts (“ADRs”).

At the discretion of an underlying fund and consistent with an underlying fund’s investment objective, an underlying fund selectively may use derivatives, including futures, forwards, options, and swaps, to hedge against the decline in value of the underlying fund’s investments or for other risk management purposes, to efficiently gain targeted investment exposure, and to seek to increase the underlying fund’s investment returns.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

PROSPECTUS – ALPHA STRATEGY FUND

The Fund’s investment exposure through the underlying funds primarily consists of investments in stocks and other equity securities, which may experience significant volatility at times and may fall sharply in response to adverse events. Individual stock prices also may experience dramatic movements in price. In addition to the risks of overall market movements, risks of events affecting a particular industry or sector, and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

•

Small Company Risk: The Fund’s investment exposure through the underlying funds primarily consists of investments in equity securities of small companies, which tend to be more volatile and less liquid than equity securities of larger companies and may have limited management experience, limited ability to generate or borrow capital, and limited products, services or markets.

•

Blend Style Risk: The Fund uses a “blend” strategy to invest in the underlying funds that employ both growth and value stocks, or in stocks with characteristics of both. The prices of growth stocks may fall dramatically if the company fails to meet earnings or revenue projections. The prices of value stocks may lag the market for long periods of time if the market fails to recognize the company’s worth.

•

Portfolio Management Risk: The strategies used by the portfolio management of the Fund to allocate the Fund’s assets among the underlying funds, and the strategies used and securities selected by the portfolio management of the underlying funds, may fail to produce the intended result and the Fund may not achieve its objective. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, and may generate losses even in a rising market.

•

Foreign Company Risk: The Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic, and social volatility, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. Certain of the underlying funds may invest in securities of companies whose economic fortunes are linked to emerging markets but which principally are traded on a non-emerging market exchange. Such investments do not meet the Fund’s definition of an emerging market security. To the extent an underlying fund invests in this manner, the percentage of the Fund’s portfolio that is exposed to emerging market risks may be greater than the percentage of the Fund’s assets that the Fund defines as representing emerging market securities.

PROSPECTUS – ALPHA STRATEGY FUND

•

Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund’s volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Fund – Principal Risks” section in the Fund’s prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class P shares because the Fund has not issued Class P shares to date.

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

PROSPECTUS – ALPHA STRATEGY FUND

Bar Chart (per calendar year) — Class A Shares

Best Quarter 2nd Q ’09 +25.22%	Worst Quarter 4th Q ’08 -25.10%

The table below shows how the average annual total returns of the Fund’s Class A, B, C, F, I, R2, and R3 shares compare to those of two broad-based securities market indices and a more narrowly based index. The Fund’s average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 5.75%; for Class B shares, the current CDSC of 4.00% for the one-year period and 1.00% for the five-year period; and for Class C shares, the performance shown is at net asset value (“NAV”) because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, R2, and R3 shares. Class B shares automatically convert to Class A shares at approximately eight years after purchase. All returns for Class B shares for periods greater than eight years reflect this conversion.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

PROSPECTUS – ALPHA STRATEGY FUND

Average Annual Total Returns (for the periods ended December 31, 2010)
Class	1 Year	5 Years	10 Years	Life of Class	Inception Date for Performance
Class A Shares
Before Taxes	19.57%	6.55%	6.44%	–
After Taxes on Distributions	19.57%	5.63%	5.85%	–
After Taxes on Distributions and Sale of Fund Shares	12.72%	5.27%	5.39%	–
Class B Shares	22.02%	6.97%	6.51%	–
Class C Shares	26.04%	7.13%	6.39%	–
Class F Shares	27.16%	–	–	1.25%	9/28/2007
Class I Shares	27.32%	8.20%	–	11.53%	10/19/2004
Class R2 Shares	26.61%	–	–	0.75%	9/28/2007
Class R3 Shares	26.73%	–	–	0.85%	9/28/2007
Index
Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)	26.86%	4.47%	6.33%	6.28% 0.59%	10/31/2004(1) 9/30/2007(2)
S&P Developed Ex-U.S. SmallCap Index (reflects no deduction for fees, expenses, or taxes)	21.96%	5.16%	9.28%	9.75% -3.75%	10/31/2004(1) 9/30/2007(2)
85% Russell 2000® Index/15% S&P Developed Ex-U.S. SmallCap Index (reflects no deduction for fees, expenses, or taxes)	26.27%	4.71%	6.88%	6.92% 0.09%	10/31/2004(1) 9/30/2007(2)

(1)	Corresponds with Class I period shown.
(2)	Corresponds with Class F, R2, and R3 periods shown.

INVESTMENT ADVISER

The Fund’s investment adviser is Lord, Abbett & Co. LLC.

Portfolio Managers. Lord Abbett’s Asset Allocation Committee oversees and reviews allocation and investment of the Fund’s assets in the underlying funds. The members of the Asset Allocation Committee are jointly and primarily responsible for the day-to-day management of the Fund and include:

Portfolio Manager/Title	Member of the Investment Management Team Since
Robert S. Dow, Senior Partner and Chief Executive Officer	2007
Robert I. Gerber, Partner and Chief Investment Officer	2005
Stacy P. Allen, Partner and Chief Administrative Officer	2009
Robert P. Fetch, Partner and Director	2007
Harold E. Sharon, Partner and Director	2005
Christopher J. Towle, Partner and Director	2005

PROSPECTUS – ALPHA STRATEGY FUND

PURCHASE AND SALE OF FUND SHARES

Investment Minimums — Initial/Additional Investments(1)
Class(2)	A and C	F, P(3), R2, and R3	I
General	$1,000/No minimum	No minimum	$1 million minimum(4)
IRAs and Uniform Gifts or Transfers to Minor Accounts	$250/No minimum	N/A	N/A
SIMPLE IRAs	No minimum	N/A	N/A
Invest-A-Matic	$250/$50	N/A	N/A

(1)

Minimum initial and additional investment amounts vary depending on the class of shares you buy and the type of account. Certain financial intermediaries may impose different restrictions than those described above.

(2)

Class B shares no longer are available for purchase by new or existing investors and only will be issued in connection with (i) an exchange of Class B shares from another Lord Abbett Fund or (ii) a reinvestment of a dividend and/or capital gains distribution.

(3)	Class P shares are closed to substantially all new investors.
(4)	Applicable requirement for certain types of institutional investors.

You may sell (redeem) shares through your securities broker, financial professional or financial intermediary. If you have direct account access privileges, you may redeem your shares by contacting the Fund in writing at P.O. Box 219336, Kansas City, MO 64121, by calling 888-522-2388 or by accessing your account online at www.lordabbett.com.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about taxes and payments to broker-dealers and other financial intermediaries, please turn to the “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections of this prospectus.

PROSPECTUS – ALPHA STRATEGY FUND

FUNDAMENTAL EQUITY FUND

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charges” on page 126 of the prospectus and “Purchases, Redemptions, Pricing and Payments to Dealers” in the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Class	A	B	C	F, I, P, R2, and R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None(1)	5.00%	1.00%(2)	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class	A	B	C	F	I	P	R2	R3
Management Fees	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%
Distribution and Service (12b-1) Fees	0.35%	1.00%	1.00%	0.10%	None	0.45%	0.60%	0.50%
Other Expenses	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Total Annual Fund Operating Expenses	1.11%	1.76%	1.76%	0.86%	0.76%	1.21%	1.36%	1.26%

(1)

A CDSC of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.

(2)	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each

PROSPECTUS – FUNDAMENTAL EQUITY FUND

year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”), for the one-year, three-year, and five-year periods for Class B shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

Class	If Shares Are Redeemed				If Shares Are Not Redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A Shares	$682	$908	$1,151	$1,849	$682	$908	$1,151	$1,849
Class B Shares	$579	$854	$1,054	$1,902	$179	$554	$954	$1,902
Class C Shares	$179	$554	$954	$2,073	$179	$554	$954	$2,073
Class F Shares	$88	$274	$477	$1,061	$88	$274	$477	$1,061
Class I Shares	$78	$243	$422	$942	$78	$243	$422	$942
Class P Shares	$123	$384	$665	$1,466	$123	$384	$665	$1,466
Class R2 Shares	$138	$431	$745	$1,635	$138	$431	$745	$1,635
Class R3 Shares	$128	$400	$692	$1,523	$128	$400	$692	$1,523

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the fee table or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80.98% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, the Fund primarily purchases equity securities of U.S. and multinational companies that the Fund believes are undervalued in all market capitalization ranges. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities. The Fund normally will invest at least 50% of its net assets in large, established companies having a market capitalization within the range of companies included in the Russell 1000® Index. The Fund normally will invest the remainder of its assets in securities of mid-sized and small companies.

PROSPECTUS – FUNDAMENTAL EQUITY FUND

The Fund attempts to invest in companies the portfolio manager believes have been undervalued by the market and are selling at reasonable prices. The Fund seeks to identify companies that have the strongest fundamentals relative to valuations and looks for positive factors that the Fund believes are likely to improve the value of the company’s stock price. In selecting investments, the Fund may invest in U.S. and foreign (including emerging market) companies. Foreign companies may be traded on U.S. or non-U.S. securities exchanges and may include American Depositary Receipts (“ADRs”). The Fund’s investments primarily include the following types of securities and other financial instruments:

•

Equity securities of large, mid-sized, and small companies. Equity securities may include common stocks, preferred stocks, convertible securities, and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, and limited liability companies. The Fund also may invest in securities that have equity characteristics or are tied to the price of stock, including rights and convertible debt securities.

•

Value companies of all capitalization that portfolio management believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

At its discretion and consistent with the Fund’s investment objective, the Fund selectively may use derivatives, including futures, forwards, options, and swaps, to hedge against the decline in value of the Fund’s investments and for other risk management purposes, to efficiently gain targeted investment exposure, and to seek to increase the Fund’s investment returns.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund primarily invests in stocks and other equity securities, which may experience significant volatility at times and may fall sharply in response to adverse events. Individual stock prices also may experience dramatic movements in price. In addition to the risks of overall market movements, risks of events affecting a particular industry or sector, and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

•	Large Company Risk: As compared to smaller successful companies, larger companies may be less able to respond quickly to certain market developments and may have slower rates of growth.

PROSPECTUS – FUNDAMENTAL EQUITY FUND

•

Mid-Sized and Small Company Risk: Securities of mid-sized and small companies generally involve greater risks than investments in larger companies. Mid-sized and small companies may have limited management experience or depth, limited access to capital, and limited products or services, or may operate in markets that have not yet been established. Mid-sized and small company securities tend to be more volatile and less liquid than equity securities of larger companies.

•	Value Investing Risk: The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize the company’s intrinsic worth.

•

Portfolio Management Risk: If the strategies used and securities selected by the Fund’s portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

•

Foreign Company Risk: The Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic, and social volatility, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement.

•

Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund’s volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Fund – Principal Risks” section in the Fund’s prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

PROSPECTUS – FUNDAMENTAL EQUITY FUND

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) — Class A Shares

Best Quarter 3rd Q ’09 +16.14%	Worst Quarter 4th Q ’08 -16.94%

The table below shows how the average annual total returns of the Fund’s Class A, B, C, F, I, P, R2, and R3 shares compare to those of four broad-based securities market indices. Because the Fund believes that the Russell 3000® Index, Russell 3000® Value Index, and S&P 500® Index more accurately reflect the Fund’s investment strategies than the Russell 1000® Value Index, the Fund is adding the Russell 3000® Index and the S&P 500® Index to this annual prospectus update and will delete the Russell 1000® Value Index from its next annual prospectus update. The Fund’s average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 5.75%; for Class B shares, the current CDSC of 4.00% for the one-year period and 1.00% for the five-year period; and for Class C shares, the performance shown is at net asset value (“NAV”) because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, P, R2, and R3 shares. Class B shares automatically convert to Class A shares at approximately eight years after purchase. All returns for Class B shares for periods greater than eight years reflect this conversion.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a

PROSPECTUS – FUNDAMENTAL EQUITY FUND

tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns (for the periods ended December 31, 2010)
Class	1 Year	5 Years	10 Years	Life of Class	Inception Date for Performance
Class A Shares
Before Taxes	12.39%	4.24%	4.96%	–
After Taxes on Distributions	12.34%	3.69%	4.29%	–
After Taxes on Distributions and Sale of Fund Shares	8.11%	3.57%	4.13%	–
Class B Shares	14.31%	4.61%	5.04%	–
Class C Shares	18.29%	4.78%	4.93%	–
Class F Shares	19.45%	–	–	1.49%	9/28/2007
Class I Shares	19.54%	5.87%	–	10.91%	3/31/2003
Class P Shares	19.03%	5.36%	–	6.14%	8/15/2001
Class R2 Shares	18.86%	–	–	1.01%	9/28/2007
Class R3 Shares	19.01%	–	–	1.09%	9/28/2007
Index
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	2.16%	3.45% 8.17% -2.87%	8/15/2001 3/31/2003 9/28/2007
Russell 3000® Value Index (reflects no deduction for fees, expenses, or taxes)	16.23%	1.45%	3.63%	4.09% 8.27% -5.39%	8/15/2001 3/31/2003 9/28/2007
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%	2.66% 7.33% -3.64%	8/15/2001 3/31/2003 9/28/2007
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	15.51%	1.28%	3.26%	3.79% 8.00% -5.82%	8/15/2001 3/31/2003 9/28/2007

PROSPECTUS – FUNDAMENTAL EQUITY FUND

INVESTMENT ADVISER

The Fund’s investment adviser is Lord, Abbett & Co. LLC.

Portfolio Managers. The portfolio managers jointly and primarily responsible for the day-to-day management of the Fund are:

Portfolio Manager/Title	Member of the Investment Management Team Since
Robert P. Fetch, Partner and Director	2001
Deepak Khanna, Portfolio Manager	2007

PURCHASE AND SALE OF FUND SHARES

Investment Minimums — Initial/Additional Investments(1)
Class(2)	A and C	F, P(3), R2, and R3	I
General	$1,000/No minimum	No minimum	$1 million minimum(4)
IRAs and Uniform Gifts or Transfers to Minor Accounts	$250/No minimum	N/A	N/A
SIMPLE IRAs	No minimum	N/A	N/A
Invest-A-Matic	$250/$50	N/A	N/A

(1)

Minimum initial and additional investment amounts vary depending on the class of shares you buy and the type of account. Certain financial intermediaries may impose different restrictions than those described above.

(2)

Class B shares no longer are available for purchase by new or existing investors and only will be issued in connection with (i) an exchange of Class B shares from another Lord Abbett Fund or (ii) a reinvestment of a dividend and/or capital gains distribution.

(3)	Class P shares are closed to substantially all new investors.
(4)	Applicable requirement for certain types of institutional investors.

You may sell (redeem) shares through your securities broker, financial professional or financial intermediary. If you have direct account access privileges, you may redeem your shares by contacting the Fund in writing at P.O. Box 219336, Kansas City, MO 64121, by calling 888-522-2388 or by accessing your account online at www.lordabbett.com.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about taxes and payments to broker-dealers and other financial intermediaries, please turn to the “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections of this prospectus.

PROSPECTUS – FUNDAMENTAL EQUITY FUND

INTERNATIONAL CORE EQUITY FUND

INVESTMENT OBJECTIVE

The Fund’s investment objective is to seek long-term capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charges” on page 126 of the prospectus and “Purchases, Redemptions, Pricing and Payments to Dealers” in the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Class	A	B	C	F, I, P, R2, and R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None(1)	5.00%	1.00%(2)	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class	A	B	C	F	I	P	R2	R3
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.35%	1.00%	1.00%	0.10%	None	0.45%	0.60%	0.50%
Other Expenses	0.34%	0.34%	0.34%	0.34%	0.34%	0.34%	0.34%	0.34%
Total Annual Fund Operating Expenses	1.44%	2.09%	2.09%	1.19%	1.09%	1.54%	1.69%(3)	1.59%
Management Fee Waiver and/or Expense Reimbursement(4)	(0.32)%	(0.32)%	(0.32)%	(0.32)%	(0.32)%	(0.32)%	(0.32)%	(0.32)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(4)	1.12%	1.77%	1.77%	0.87%	0.77%	1.22%	1.37%	1.27%

(1)

A CDSC of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.

(2)	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.
(3)	This amount has been updated from fiscal year amounts to reflect current fees and expenses.
(4)

For the period from March 1, 2011 through February 29, 2012, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses, to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 0.77%. This agreement may be terminated only upon the approval of the Fund’s Board of Trustees.

PROSPECTUS – INTERNATIONAL CORE EQUITY FUND

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same (except that the example takes into account the contractual management fee waiver and expense reimbursement agreement between the Fund and Lord Abbett for the one-year period). The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”), for the one-year, three-year, and five-year periods for Class B shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

Class	If Shares Are Redeemed				If Shares Are Not Redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A Shares	$683	$975	$1,288	$2,174	$683	$975	$1,288	$2,174
Class B Shares	$580	$924	$1,194	$2,229	$180	$624	$1,094	$2,229
Class C Shares	$180	$624	$1,094	$2,395	$180	$624	$1,094	$2,395
Class F Shares	$89	$346	$624	$1,415	$89	$346	$624	$1,415
Class I Shares	$79	$315	$570	$1,300	$79	$315	$570	$1,300
Class P Shares	$124	$455	$809	$1,807	$124	$455	$809	$1,807
Class R2 Shares	$139	$501	$888	$1,971	$139	$501	$888	$1,971
Class R3 Shares	$129	$471	$835	$1,862	$129	$471	$835	$1,862

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the fee table or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 98.73% of the average value of its portfolio.

PROSPECTUS – INTERNATIONAL CORE EQUITY FUND

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, the Fund primarily invests in a diversified portfolio of equity securities of large foreign companies that the portfolio managers believe are undervalued. Under normal circumstances, the Fund will diversify its investments among a number of different countries throughout the world and will invest at least 80% of its net assets in equity securities of large companies. For purposes of the Fund’s investment policies, a large company is defined as a company included among the largest 80% of companies in terms of market capitalization in the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE® Index”). The Fund’s investments primarily include the following types of securities and other financial instruments:

•

Equity securities of large companies. Equity securities include common stocks, preferred stocks, convertible securities, and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, and limited liability companies. The Fund also may invest in securities that have equity characteristics or are tied to the price of stock, including rights and convertible debt securities.

•

Foreign companies, which are traded on U.S. or non-U.S. securities exchanges and may include American Depositary Receipts (“ADRs”). The Fund may invest up to 15% of its net assets in securities of foreign companies that are traded primarily in emerging markets.

At its discretion and consistent with the Fund’s investment objective, the Fund selectively may use derivatives, including futures, forwards, options, and swaps, to hedge against the decline in value of the Fund’s investments and for other risk management purposes, to efficiently gain targeted investment exposure, and to seek to increase the Fund’s investment returns.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund primarily invests in stocks and other equity securities, which may experience significant volatility at times and may fall sharply in response to adverse events. Individual stock prices also may experience dramatic movements in price. In addition to the risks of overall market movements, risks of events affecting a particular industry or sector, and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

PROSPECTUS – INTERNATIONAL CORE EQUITY FUND

•

Foreign Company Risk: The Fund’s investment exposure to foreign companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic, and social volatility, currency exchange fluctuations, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement.

•

Emerging Markets Risk: Investments in emerging markets may be considered speculative and generally are riskier than investments in more developed markets because they tend to develop unevenly and may never fully develop. Emerging markets are more likely to experience hyperinflation and currency devaluations. Securities of emerging market companies may have far lower trading volumes and less liquidity than securities of issuers in developed markets. The Fund may invest in securities of companies whose economic fortunes are linked to emerging markets but which principally are traded on a non-emerging market exchange. Such investments do not meet the Fund’s definition of an emerging market security. To the extent the Fund invests in this manner, the percentage of the Fund’s portfolio that is exposed to emerging market risks may be greater than the percentage of the Fund’s assets that the Fund defines as representing emerging market securities.

•	Large Company Risk: As compared to smaller successful companies, larger companies may be less able to respond quickly to certain market developments and may have slower rates of growth.

•

Portfolio Management Risk: If the strategies used and securities selected by the Fund’s portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

•

Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund’s volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Fund – Principal Risks” section in the Fund’s prospectus.

PROSPECTUS – INTERNATIONAL CORE EQUITY FUND

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) — Class A Shares

Best Quarter 2nd Q ’09 +28.44%	Worst Quarter 3rd Q ’08 -20.59%

The table below shows how the average annual total returns of the Fund’s Class A, B, C, F, I, P, R2, and R3 shares compare to those of a broad-based securities market index. The Fund’s average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 5.75%; for Class B shares, the current CDSC of 4.00% for the one-year period and 1.00% for the five-year period; and for Class C shares, the performance shown is at net asset value (“NAV”) because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, P, R2, and R3 shares. Class B shares automatically convert to Class A shares at approximately eight years after purchase. All returns for Class B shares for periods greater than eight years reflect this conversion.

PROSPECTUS – INTERNATIONAL CORE EQUITY FUND

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns (for the periods ended December 31, 2010)
Class	1 Year	5 Years	Life of Class	Inception Date for Performance
Class A Shares				12/31/2003
Before Taxes	0.36%	1.53%	5.37%
After Taxes on Distributions	0.35%	0.66%	4.63%
After Taxes on Distributions and Sale of Fund Shares	0.59%	1.08%	4.45%
Class B Shares	1.76%	1.88%	5.57%	12/31/2003
Class C Shares	5.76%	2.05%	5.57%	12/31/2003
Class F Shares	6.78%	–	-6.35%	9/28/2007
Class I Shares	6.77%	3.07%	6.63%	12/31/2003
Class P Shares	6.33%	2.62%	6.16%	12/31/2003
Class R2 Shares	6.25%	–	-6.43%	9/28/2007
Class R3 Shares	6.35%	–	-6.69%	9/28/2007
Index
MSCI EAFE® Index with Gross Dividends (reflects no deduction for fees, expenses, or taxes)	8.21%	2.94%	6.85% -6.54%	12/31/2003 9/28/2007
MSCI EAFE® Index with Net Dividends (reflects no deduction for fees or expenses, but reflects deduction of withholding taxes)	7.75%	2.46%	6.38% -6.98%	12/31/2003 9/28/2007

INVESTMENT ADVISER

The Fund’s investment adviser is Lord, Abbett & Co. LLC.

PROSPECTUS – INTERNATIONAL CORE EQUITY FUND

Portfolio Managers. The portfolio managers jointly and primarily responsible for the day-to-day management of the Fund are:

Portfolio Manager/Title	Member of the Investment Management Team Since
Harold E. Sharon, Partner and Director	2003
Vincent J. McBride, Partner and Director	2003

PURCHASE AND SALE OF FUND SHARES

Investment Minimums — Initial/Additional Investments(1)
Class(2)	A and C	F, P(3), R2, and R3	I
General	$1,000/No minimum	No minimum	$1 million minimum(4)
IRAs and Uniform Gifts or Transfers to Minor Accounts	$250/No minimum	N/A	N/A
SIMPLE IRAs	No minimum	N/A	N/A
Invest-A-Matic	$250/$50	N/A	N/A

(1)

Minimum initial and additional investment amounts vary depending on the class of shares you buy and the type of account. Certain financial intermediaries may impose different restrictions than those described above.

(2)

Class B shares no longer are available for purchase by new or existing investors and only will be issued in connection with (i) an exchange of Class B shares from another Lord Abbett Fund or (ii) a reinvestment of a dividend and/or capital gains distribution.

(3)	Class P shares are closed to substantially all new investors.
(4)	Applicable requirement for certain types of institutional investors.

You may sell (redeem) shares through your securities broker, financial professional or financial intermediary. If you have direct account access privileges, you may redeem your shares by contacting the Fund in writing at P.O. Box 219336, Kansas City, MO 64121, by calling 888-522-2388 or by accessing your account online at www.lordabbett.com.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about taxes and payments to broker-dealers and other financial intermediaries, please turn to the “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections of this prospectus.

PROSPECTUS – INTERNATIONAL CORE EQUITY FUND

INTERNATIONAL DIVIDEND INCOME FUND

INVESTMENT OBJECTIVE

The Fund’s investment objective is to seek a high level of total return.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charges” on page 126 of the prospectus and “Purchases, Redemptions, Pricing and Payments to Dealers” in the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Class	A	B	C	F, I, R2, and R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None(1)	5.00%	1.00%(2)	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class	A	B	C	F	I	R2	R3
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.35%	1.00%	1.00%	0.10%	None	0.60%	0.50%
Other Expenses	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%
Total Annual Fund Operating Expenses	1.46%	2.11%	2.11%	1.21%	1.11%	1.71%(3)	1.61%(3)
Management Fee Waiver and/or Expense Reimbursement(4)	(0.34)%	(0.34)%	(0.34)%	(0.34)%	(0.34)%	(0.34)%	(0.34)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(4)	1.12%	1.77%	1.77%	0.87%	0.77%	1.37%	1.27%

(1)  A CDSC of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.

(2) A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.
(3) This amount has been updated from fiscal year amounts to reflect current fees and expenses.

(4)  For the period from March 1, 2011 through February 29, 2012, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses, to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 0.77%. This agreement may be terminated only upon the approval of the Fund’s Board of Trustees.

PROSPECTUS – INTERNATIONAL DIVIDEND INCOME FUND

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same (except that the example takes into account the contractual management fee waiver and expense reimbursement agreement between the Fund and Lord Abbett for the one-year period). The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”), for the one-year, three-year, and five-year periods for Class B shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

Class	If Shares Are Redeemed				If Shares Are Not Redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A Shares	$683	$979	$1,296	$2,193	$683	$979	$1,296	$2,193
Class B Shares	$580	$928	$1,203	$2,248	$180	$628	$1,103	$2,248
Class C Shares	$180	$628	$1,103	$2,415	$180	$628	$1,103	$2,415
Class F Shares	$89	$350	$632	$1,436	$89	$350	$632	$1,436
Class I Shares	$79	$319	$579	$1,321	$79	$319	$579	$1,321
Class R2 Shares	$139	$506	$896	$1,991	$139	$506	$896	$1,991
Class R3 Shares	$129	$475	$844	$1,882	$129	$475	$844	$1,882

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the fee table or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 100.06% of the average value of its portfolio.

PROSPECTUS – INTERNATIONAL DIVIDEND INCOME FUND

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, the Fund primarily invests in a diversified portfolio of dividend paying equity securities of foreign companies of all capitalization ranges that portfolio management believes are undervalued. Under normal circumstances, the Fund will diversify its investments among a number of different countries throughout the world, including emerging market countries, and will invest at least 80% of its net assets in dividend paying securities.

The Fund’s investments primarily include the following types of securities and other financial instruments:

•

Equity securities of foreign companies, including common stocks, preferred stocks, convertible securities, and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, and limited liability companies. The Fund also may invest in securities that have equity characteristics or are tied to the price of stock, including rights and convertible debt securities.

•

Value stocks of companies of all capitalization that portfolio management believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential to provide total return through capital appreciation and dividend income.

•

Foreign companies, which may be traded on U.S. or non-U.S. securities exchanges and may include American Depositary Receipts (“ADRs”). The Fund may invest without limitation in foreign companies located in emerging markets.

At its discretion and consistent with the Fund’s investment objective, the Fund selectively may use derivatives, including futures, forwards, options, and swaps, to hedge against the decline in value of the Fund’s investments and for other risk management purposes, to efficiently gain targeted investment exposure, and to seek to increase the Fund’s investment returns.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund primarily invests in stocks and other equity securities, which may experience significant volatility at times and may fall sharply in response to adverse events. Individual stock prices also may experience dramatic movements in price. In addition to the risks of overall market movements, risks of events

PROSPECTUS – INTERNATIONAL DIVIDEND INCOME FUND

affecting a particular industry or sector, and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

•

Foreign Company Risk: The Fund’s investment exposure to foreign companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic, and social volatility, currency exchange fluctuations, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement.

•

Emerging Markets Risk: Investments in emerging markets may be considered speculative and generally are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Emerging markets are more likely to experience hyperinflation and currency devaluations. Securities of emerging market companies may have far lower trading volumes and less liquidity than securities of issuers in developed markets. The Fund may invest in securities of companies whose economic fortunes are linked to emerging markets but which principally are traded on a non-emerging market exchange. Such investments do not meet the Fund’s definition of an emerging market security. To the extent the Fund invests in this manner, the percentage of the Fund’s portfolio that is exposed to emerging market risks may be greater than the percentage of the Fund’s assets that the Fund defines as representing emerging market securities.

•	Value Investing Risk: The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize the company’s intrinsic worth.

•

Portfolio Management Risk: If the strategies used and securities selected by the Fund’s portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

•

Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions or may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund’s volatility, and counterparty risk, which means that the Fund may fail to perform its obligations under the derivative contract.

PROSPECTUS – INTERNATIONAL DIVIDEND INCOME FUND

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Fund – Principal Risks” section in the Fund’s prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class B shares because the Fund has not issued Class B shares to date.

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) — Class A Shares

Best Quarter 2nd Q ‘09 +29.03%	Worst Quarter 2nd Q ‘10 -13.98%

The table below shows how the average annual total returns of the Fund’s Class A, C, F, I, R2, and R3 shares compare to those of a broad-based securities market index. The Fund’s average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 5.75% and for Class C shares, the performance shown is at net asset value (“NAV”) because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, R2, and R3 shares.

PROSPECTUS – INTERNATIONAL DIVIDEND INCOME FUND

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns (for the periods ended December 31, 2010)
Class	1 Year	Life of Class	Inception Date for Performance
Class A Shares			6/30/2008
Before Taxes	-1.83%	-3.79%
After Taxes on Distributions	-2.04%	-4.03%
After Taxes on Distributions and Sale of Fund Shares	-0.08%	-2.95%
Class C Shares	3.51%	-2.14%	6/30/2008
Class F Shares	4.46%	-1.26%	6/30/2008
Class I Shares	4.54%	-1.15%	6/30/2008
Class R2 Shares	4.52%	-1.22%	6/30/2008
Class R3 Shares	4.05%	-1.38%	6/30/2008
Index
MSCI All Country World Ex-U.S. Value Index with Gross Dividends (reflects no deduction for fees, expenses or taxes)	8.40%	-0.71%	6/30/2008
MSCI All Country World Ex-U.S. Value Index with Net Dividends (reflects no deduction for fees or expenses, but reflects deduction of withholding taxes)	7.83%	-1.24%	6/30/2008

INVESTMENT ADVISER

The Fund’s investment adviser is Lord, Abbett & Co. LLC.

PROSPECTUS – INTERNATIONAL DIVIDEND INCOME FUND

Portfolio Managers. The portfolio managers jointly and primarily responsible for the day-to-day management of the Fund are:

Portfolio Manager/Title	Member of the Investment Management Team Since
Vincent J. McBride, Partner and Director	2008
Harold E. Sharon, Partner and Director	2008

PURCHASE AND SALE OF FUND SHARES

Investment Minimums — Initial/Additional Investments(1)
Class(2)	A and C	F, R2, and R3	I
General	$1,000/No minimum	No minimum	$1 million minimum(3)
IRAs and Uniform Gifts or Transfers to Minor Accounts	$250/No minimum	N/A	N/A
SIMPLE IRAs	No minimum	N/A	N/A
Invest-A-Matic	$250/$50	N/A	N/A

(1)

Minimum initial and additional investment amounts vary depending on the class of shares you buy and the type of account. Certain financial intermediaries may impose different restrictions than those described above.

(2)

Class B shares no longer are available for purchase by new or existing investors and only will be issued in connection with (i) an exchange of Class B shares from another Lord Abbett Fund or (ii) a reinvestment of a dividend and/or capital gains distribution.

(3)	Applicable requirement for certain types of institutional investors.

You may sell (redeem) shares through your securities broker, financial professional or financial intermediary. If you have direct account access privileges, you may redeem your shares by contacting the Fund in writing at P.O. Box 219336, Kansas City, MO 64121, by calling 888-522-2388 or by accessing your account online at www.lordabbett.com.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections of this prospectus.

PROSPECTUS – INTERNATIONAL DIVIDEND INCOME FUND

INTERNATIONAL OPPORTUNITIES FUND

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charges” on page 126 of the prospectus and “Purchases, Redemptions, Pricing and Payments to Dealers” in the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Class	A	B	C	F, I, P, R2, and R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None(1)	5.00%	1.00%(2)	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class	A	B	C	F	I	P	R2	R3
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.35%	1.00%	1.00%	0.10%	None	0.45%	0.60%	0.50%
Other Expenses	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%
Total Annual Fund Operating Expenses(3)	1.54%	2.19%	2.19%	1.29%	1.19%	1.64%	1.79%	1.69%

(1)

A CDSC of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.

(2)	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.
(3)

For the period from March 1, 2011 through February 29, 2012, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses, to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 1.35%. This agreement may be terminated only upon the approval of the Fund’s Board of Trustees.

PROSPECTUS – INTERNATIONAL OPPORTUNITIES FUND

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same (except that the example takes into account the contractual management fee waiver and expense reimbursement agreement between the Fund and Lord Abbett for the one-year period). The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”), for the one-year, three-year, and five-year periods for Class B shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

Class	If Shares Are Redeemed				If Shares Are Not Redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A Shares	$723	$1,033	$1,366	$2,304	$723	$1,033	$1,366	$2,304
Class B Shares	$622	$985	$1,275	$2,359	$222	$685	$1,175	$2,359
Class C Shares	$222	$685	$1,175	$2,524	$222	$685	$1,175	$2,524
Class F Shares	$131	$409	$708	$1,556	$131	$409	$708	$1,556
Class I Shares	$121	$378	$654	$1,443	$121	$378	$654	$1,443
Class P Shares	$167	$517	$892	$1,944	$167	$517	$892	$1,944
Class R2 Shares	$182	$563	$970	$2,105	$182	$563	$970	$2,105
Class R3 Shares	$172	$533	$918	$1,998	$172	$533	$918	$1,998

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the fee table or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83.13% of the average value of its portfolio.

PROSPECTUS – INTERNATIONAL OPPORTUNITIES FUND

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, the Fund primarily invests in stocks of companies principally based outside the United States. Under normal circumstances, the Fund will diversify its investments among a number of different countries throughout the world. The Fund normally intends to invest at least 65% of its net assets in equity securities of small companies generally having a market capitalization at the time of purchase of less than $5 billion. The Fund may invest its remaining assets in equity securities of mid-sized or larger companies. With respect to the portion of the Fund’s portfolio not subject to the 65% policy referenced above, the Fund may invest in securities in accordance with its investment objective, strategies, and restrictions.

The Fund’s investments primarily include the following types of securities and other financial instruments:

•

Equity securities, including common stocks, preferred stocks, convertible securities, and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, and limited liability companies. The Fund also may invest in securities that have equity characteristics or are tied to the price of stock, including rights and convertible debt securities.

•

Foreign companies, which may be traded on U.S. or non-U.S. securities exchanges and may include American Depositary Receipts (“ADRs”). The Fund may invest up to 25% of its net assets in securities of foreign companies that are traded primarily in emerging markets.

At its discretion and consistent with the Fund’s investment objective, the Fund selectively may use derivatives, including futures, forwards, options, and swaps, to hedge against the decline in value of the Fund’s investments and for other risk management purposes, to efficiently gain targeted investment exposure, and to seek to increase the Fund’s investment returns.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund primarily invests in stocks and other equity securities, which may experience significant volatility at times and may fall sharply in response to adverse events. Individual stock prices also may experience dramatic movements in price. In addition to the risks of overall market movements, risks of events

PROSPECTUS – INTERNATIONAL OPPORTUNITIES FUND

affecting a particular industry or sector, and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

•

Small and Mid-Sized Company Risk: The Fund’s investments in equity securities of small and mid-sized companies tend to be more volatile and less liquid than equity securities of larger companies and may have limited management experience, limited ability to generate or borrow capital, and limited products, services or markets.

•

Foreign Company Risk: The Fund’s investment exposure to foreign companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic, and social volatility, currency exchange fluctuations, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement.

•

Emerging Markets Risk: Investments in emerging markets may be considered speculative and generally are riskier than investments in more developed markets because they tend to develop unevenly and may never fully develop. Emerging markets are more likely to experience hyperinflation and currency devaluations. Securities of emerging market companies may have far lower trading volumes and less liquidity than securities of issuers in developed markets. The Fund may invest in securities of companies whose economic fortunes are linked to emerging markets but which principally are traded on a non-emerging market exchange. Such investments do not meet the Fund’s definition of an emerging market security. To the extent the Fund invests in this manner, the percent of the Fund’s portfolio that is exposed to emerging market risks may be greater than the percent of the Fund’s assets that the Fund defines as representing emerging market securities.

•

Portfolio Management Risk: If the strategies used and securities selected by the Fund’s portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

•

Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund’s volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

PROSPECTUS – INTERNATIONAL OPPORTUNITIES FUND

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Fund – Principal Risks” section in the Fund’s prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) — Class A Shares

Best Quarter 2nd Q ‘09 +36.73%	Worst Quarter 3rd Q ‘08 -24.96%

The table below shows how the average annual total returns of the Fund’s Class A, B, C, F, I, P, R2, and R3 shares compare to those of a broad-based securities market index. The Fund’s average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 5.75%; for Class B shares, the current CDSC of 4.00% for the one-year period and 1.00% for the five-year period; and for Class C shares, the performance shown is at net asset value (“NAV”) because there is no CDSC for

PROSPECTUS – INTERNATIONAL OPPORTUNITIES FUND

Class C shares for any period one year or greater. There are no sales charges for Class F, I, P, R2, and R3 shares. Class B shares automatically convert to Class A shares at approximately eight years after purchase. All returns for Class B shares for periods greater than eight years reflect this conversion.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns (for the periods ended December 31, 2010)
Class	1 Year	5 Years	10 Years	Life of Class	Inception Date for Performance
Class A Shares
Before Taxes	14.28%	2.19%	2.60%	–
After Taxes on Distributions	14.21%	1.79%	2.34%	–
After Taxes on Distributions and Sale of Fund Shares	9.37%	1.95%	2.25%	–
Class B Shares	16.36%	2.56%	2.65%	–
Class C Shares	20.49%	2.75%	2.58%	–
Class F Shares	21.46%	–	–	-5.21%	9/28/2007
Class I Shares	21.65%	3.76%	3.56%	–
Class P Shares	21.12%	3.33%	3.22%	–
Class R2 Shares	20.90%	–	–	-5.68%	9/28/2007
Class R3 Shares	21.09%	–	–	-5.50%	9/28/2007
Index
S&P Developed Ex-U.S. SmallCap Index (reflects no deduction for fees, expenses, or taxes)	21.96%	5.16%	9.28%	-3.75%	9/30/2007(1)

(1)	Corresponds with Class F, R2, and R3 periods shown.

PROSPECTUS – INTERNATIONAL OPPORTUNITIES FUND

INVESTMENT ADVISER

The Fund’s investment adviser is Lord, Abbett & Co. LLC.

Portfolio Managers. The Portfolio Managers jointly and primarily responsible for the day-to-day management of the Fund are:

Portfolio Manager/Title	Member of the Investment Management Team Since
Todd D. Jacobson, Portfolio Manager	2003
A. Edward Allinson, Portfolio Manager	2007

PURCHASE AND SALE OF FUND SHARES

Investment Minimums — Initial/Additional Investments(1)
Class(2)	A and C	F, P(3), R2, and R3	I
General	$1,000/No minimum	No minimum	$1 million minimum(4)
IRAs and Uniform Gifts or Transfers to Minor Accounts	$250/No minimum	N/A	N/A
SIMPLE IRAs	No minimum	N/A	N/A
Invest-A-Matic	$250/$50	N/A	N/A

(1)

Minimum initial and additional investment amounts vary depending on the class of shares you buy and the type of account. Certain financial intermediaries may impose different restrictions than those described above.

(2)

Class B shares no longer are available for purchase by new or existing investors and only will be issued in connection with (i) an exchange of Class B shares from another Lord Abbett Fund or (ii) a reinvestment of a dividend and/or capital gains distribution.

(3)	Class P shares are closed to substantially all new investors.
(4)	Applicable requirement for certain types of institutional investors.

You may sell (redeem) shares through your securities broker, financial professional or financial intermediary. If you have direct account access privileges, you may redeem your shares by contacting the Fund in writing at P.O. Box 219336, Kansas City, MO 64121, by calling 888-522-2388 or by accessing your account online at www.lordabbett.com.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about taxes and payments to broker-dealers and other financial intermediaries, please turn to the “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections of this prospectus.

PROSPECTUS – INTERNATIONAL OPPORTUNITIES FUND

LARGE CAP VALUE FUND

INVESTMENT OBJECTIVE

The Fund’s investment objective is to seek a high level of total return.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charges” on page 126 of the prospectus and “Purchases, Redemptions, Pricing and Payments to Dealers” in the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Class	A	B	C	F, I, P, R2, and R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None(1)	5.00%	1.00%(2)	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class	A	B	C	F	I	P	R2	R3
Management Fees	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees	0.35%	1.00%	1.00%	0.10%	None	0.45%	0.60%	0.50%
Other Expenses	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Total Annual Fund Operating Expenses	1.20%	1.85%	1.85%	0.95%	0.85%	1.30%	1.45%(3)	1.35%

(1)

A CDSC of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.

(2)	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.
(3)	This amount has been updated from fiscal year amounts to reflect current fees and expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each

PROSPECTUS – LARGE CAP VALUE FUND

year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”), for the one-year, three-year, and five-year periods for Class B shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

Class	If Shares Are Redeemed				If Shares Are Not Redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A Shares	$690	$934	$1,197	$1,946	$690	$934	$1,197	$1,946
Class B Shares	$588	$882	$1,101	$1,999	$188	$582	$1,001	$1,999
Class C Shares	$188	$582	$1,001	$2,169	$188	$582	$1,001	$2,169
Class F Shares	$97	$303	$525	$1,166	$97	$303	$525	$1,166
Class I Shares	$87	$271	$471	$1,049	$87	$271	$471	$1,049
Class P Shares	$132	$412	$713	$1,568	$132	$412	$713	$1,568
Class R2 Shares	$148	$459	$792	$1,735	$148	$459	$792	$1,735
Class R3 Shares	$137	$428	$739	$1,624	$137	$428	$739	$1,624

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the fee table or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29.34% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, the Fund will, under normal market conditions, invest at least 80% of its net assets in equity securities of large companies. The Fund primarily invests in large, established U.S. and multinational companies that the portfolio manager believes are undervalued. The Fund generally is designed for tax-exempt or tax-deferred investors (such as retirement and benefit plans or individual retirement accounts) because tax consequences and the likelihood of dividend income are not important considerations in selecting securities for the Fund.

PROSPECTUS – LARGE CAP VALUE FUND

In selecting investments, the Fund may invest in U.S. and foreign (which may include emerging market) companies. Foreign companies may be traded on U.S. or non-U.S. securities exchanges and may include American Depositary Receipts (“ADRs”). The Fund’s investments primarily include the following types of securities and other financial instruments:

•

Equity securities, including common stocks, preferred stocks, convertible securities, and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, and limited liability companies. The Fund also may invest in securities that have equity characteristics or are tied to the price of stock, including rights and convertible debt securities.

•	Large companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000® Index.

•

Value companies that portfolio management believes to be underpriced or undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

At its discretion and consistent with the Fund’s investment objective, the Fund selectively may use derivatives, including futures, forwards, options, and swaps, to hedge against the decline in value of the Fund’s investments and for other risk management purposes, to efficiently gain targeted investment exposure, and to seek to increase the Fund’s investment returns.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund primarily invests in stocks and other equity securities, which may experience significant volatility at times and may fall sharply in response to adverse events. Individual securities also may experience dramatic movements in price. In addition to the risks of overall market movements, risks of events affecting a particular industry or sector, and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

•	Large Company Risk: As compared to smaller successful companies, larger companies may be less able to respond quickly to certain market developments and may have slower rates of growth.

PROSPECTUS – LARGE CAP VALUE FUND

•	Value Investing Risk: The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize the company’s intrinsic worth.

•

Portfolio Management Risk: If the strategies used and securities selected by the Fund’s portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

•

Foreign Company Risk: The Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic, and social volatility, lack of transparency, or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement.

•

Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund’s volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Fund – Principal Risks” section in the Fund’s prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class R2 and R3 shares because Class R2 and R3 shares commenced investment operations on March 23, 2010 and do not have a full calendar year of performance.

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be

PROSPECTUS – LARGE CAP VALUE FUND

lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) — Class A Shares

Best Quarter 2nd Q ’09 +18.36%	Worst Quarter 4th Q ’08 -21.08%

The table below shows how the average annual total returns of the Fund’s Class A, B, C, F, I, and P shares compare to those of two broad-based securities market indices. The Fund’s average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 5.75%; for Class B shares, the current CDSC of 4.00% for the one-year period and 1.00% for the five-year period; and for Class C shares, the performance shown is at net asset value (“NAV”) because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, and P shares. Class B shares automatically convert to Class A shares at approximately eight years after purchase. All returns for Class B shares for periods greater than eight years reflect this conversion.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

PROSPECTUS – LARGE CAP VALUE FUND

Average Annual Total Returns (for the periods ended December 31, 2010)
Class	1 Year	5 Years	Life of Class	Inception Date for Performance
Class A Shares				6/30/2003
Before Taxes	7.52%	-0.20%	3.83%
After Taxes on Distributions	7.44%	-0.89%	3.21%
After Taxes on Distributions and Sale of Fund Shares	4.97%	-0.16%	3.29%
Class B Shares	9.35%	0.18%	3.94%	6/30/2003
Class C Shares	13.35%	0.37%	3.97%	6/30/2003
Class F Shares	14.42%	–	-5.52%	9/28/2007
Class I Shares	14.61%	1.36%	5.02%	6/30/2003
Class P Shares	13.98%	0.91%	4.55%	6/30/2003
Index
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	15.51%	1.28%	6.00% -5.82%	6/30/2003 9/28/2007
S&P 500 Value Index (reflects no deduction for fees, expenses, or taxes)	15.10%	0.87%	5.56% -6.54%	6/30/2003 9/28/2007

INVESTMENT ADVISER

The Fund’s investment adviser is Lord, Abbett & Co. LLC.

Portfolio Manager. The portfolio manager primarily responsible for the day-to-day management of the Fund is:

Portfolio Manager/Title	Member of the Investment Management Team Since
Daniel H. Frascarelli, Partner and Director	2009

PROSPECTUS – LARGE CAP VALUE FUND

PURCHASE AND SALE OF FUND SHARES

Investment Minimums — Initial /Additional Investments(1)
Class(2)	A and C	F, P(3), R2, and R3	I
General	$1,000/No minimum	No minimum	$1 million minimum(4)
IRAs and Uniform Gifts or Transfers to Minor Accounts	$250/No minimum	N/A	N/A
SIMPLE IRAs	No minimum	N/A	N/A
Invest-A-Matic	$250/$50	N/A	N/A

(1)

Minimum initial and additional investment amounts vary depending on the class of shares you buy and the type of account. Certain financial intermediaries may impose different restrictions than those described above.

(2)

Class B shares no longer are available for purchase by new or existing investors and only will be issued in connection with (i) an exchange of Class B shares from another Lord Abbett Fund or (ii) a reinvestment of a dividend and/or capital gains distribution.

(3)	Class P shares are closed to substantially all new investors.
(4)	Applicable requirement for certain types of institutional investors.

You may sell (redeem) shares through your securities broker, financial professional or financial intermediary. If you have direct account access privileges, you may redeem your shares by contacting the Fund in writing at P.O. Box 219336, Kansas City, MO 64121, by calling 888-522-2388 or by accessing your account online at www.lordabbett.com.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about taxes and payments to broker-dealers and other financial intermediaries, please turn to the “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections of this prospectus.

PROSPECTUS – LARGE CAP VALUE FUND

MICRO CAP GROWTH FUND

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charges” on page 126 of the prospectus and “Purchases, Redemptions, Pricing and Payments to Dealers” in the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Class	A	I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None(1)	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class	A	I
Management Fees	1.50%	1.50%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.36%	0.36%
Total Annual Fund Operating Expenses	2.11%	1.86%
Management Fee Waiver and/or Expense Reimbursement(2)	(0.01)%	(0.01)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	2.10%	1.85%

(1)

A CDSC of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.

(2)

For the period from March 1, 2011 through February 29, 2012, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses, to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 1.85%. This agreement may be terminated only upon the approval of the Fund’s Board of Trustees.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the

PROSPECTUS – MICRO CAP GROWTH FUND

time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same (except that the example takes into account the contractual management fee waiver and expense reimbursement agreement between the Fund and Lord Abbett for the one-year period). Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable contingent deferred sales charge (“CDSC”)) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

Class	If Shares Are Redeemed				If Shares Are Not Redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A Shares	$776	$1,197	$1,643	$2,875	$776	$1,197	$1,643	$2,875
Class I Shares	$188	$584	$1,005	$2,179	$188	$584	$1,005	$2,179

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the fee table or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 115.89% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, the Fund normally invests at least 80% of its net assets in equity securities of micro-cap companies. The Fund seeks to invest in micro-cap companies that appear to have the potential for more rapid growth than the overall economy. The Fund evaluates companies based on an analysis of their financial statements, products and operations, market sectors and interviews with management. In selecting investments, the Fund may invest in U.S. and foreign (which may include emerging market) companies. Foreign companies may be traded on U.S. or non-U.S. securities exchanges and may include American Depositary Receipts (“ADRs”). The Fund’s investments primarily include the following types of securities and other financial instruments:

•

Equity securities, including common stocks, preferred stocks, convertible securities, and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, and limited liability companies. The Fund also may invest in securities that have equity characteristics or are tied to the price of stock, including rights and convertible debt securities.

•	Micro-cap companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Microcap® Index.

PROSPECTUS – MICRO CAP GROWTH FUND

•	Growth companies that portfolio management believes exhibit faster-than-average gains in earnings and have the potential to continue profit growth at a high level.

At its discretion and consistent with the Fund’s investment objective, the Fund selectively may use derivatives, including futures, forwards, options, and swaps, to hedge against the decline in the value of the Fund’s investments and for other risk management purposes, to efficiently gain targeted investment exposure, and to seek to increase the Fund’s investment returns.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund primarily invests in stocks and other equity securities, which may experience significant volatility at times and may fall sharply in response to adverse events. Individual stock prices also may experience dramatic movements in price. In addition to the risks of overall market movements, risks of events affecting a particular industry or sector, and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

•

Micro-Cap Company Risk: Micro-cap companies may be less able to weather economic shifts or other adverse developments than larger, more established companies and may have less experienced management and unproven track records. Micro-cap companies may rely on limited product lines, may have more limited financial resources, and may be more susceptible to setbacks or economic downturns. In addition, micro-cap company stocks tend to have fewer shares outstanding and trade less frequently than the stocks of larger companies, and may be subject to greater price fluctuations than larger company stocks.

•

Growth Investing Risk: Growth stocks tend to be more volatile than slower-growing value stocks. The prices of growth stocks may fall dramatically if, for example, the company fails to meet earnings or revenue projections.

•

Portfolio Management Risk: If the strategies used and securities selected by the Fund’s portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

•

Foreign Company Risk: The Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected

PROSPECTUS – MICRO CAP GROWTH FUND

by political, economic, and social volatility, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement.

•

Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund’s volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Fund — Principal Risks” section in the Fund’s prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share class will vary due to the different expenses the class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

PROSPECTUS – MICRO CAP GROWTH FUND

Bar Chart (per calendar year) — Class A Shares*

*	The returns shown above are for the Fund’s Class A shares. Before 2011, the Fund showed returns for Class I shares because Class I shares had been in existence for a longer period. Now that Class A shares have been in existence for 10 years, the Fund is showing returns for Class A shares. Because Class A shares have a higher expense ratio than Class I shares, Class A share returns are lower than Class I share returns.

Best Quarter 2nd Q ‘09 +31.46%	Worst Quarter 4th Q ’08 -29.02%

The table below shows how the average annual total returns of the Fund’s Class A and I shares compare to those of three broad-based securities market indices. Because the Fund believes that the Russell Microcap® Growth Index and the Russell Microcap® Index more accurately reflect the Fund’s investment strategies than the Russell 2000® Growth Index, the Fund will delete the Russell 2000® Growth Index from its next annual prospectus update. The Fund’s average annual total returns include applicable sales charges. For Class A shares, the current maximum front-end sales charge is 5.75%. There are no sales charges for Class I shares.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for the other share class are not shown in the table and will vary from those shown for Class A shares.

PROSPECTUS – MICRO CAP GROWTH FUND

Average Annual Total Returns (for the periods ended December 31, 2010)
Class	1 Year	5 Years	10 Years
Class A Shares
Before Taxes	26.04%	9.66%	9.46%
After Taxes on Distributions	26.04%	8.98%	8.78%
After Taxes on Distributions and Sale of Fund Shares	16.93%	8.20%	8.14%
Class I Shares	34.16%	11.26%	10.42%
Index
Russell Microcap® Growth Index (reflects no deduction for fees, expenses, or taxes)	29.48%	1.58%	4.22%
Russell Microcap® Index (reflects no deduction for fees, expenses, or taxes)	28.89%	1.19%	7.38%
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)	29.09%	5.30%	3.78%

INVESTMENT ADVISER

The Fund’s investment adviser is Lord, Abbett & Co. LLC.

Portfolio Managers. The portfolio managers jointly and primarily responsible for the day-to-day management of the Fund are:

Portfolio Manager/Title	Member of the Investment Management Team Since
F. Thomas O’Halloran, Partner and Director	2006
Anthony W. Hipple, Portfolio Manager	2006

PURCHASE AND SALE OF FUND SHARES

Investment Minimums — Initial/Additional Investments(1)
Class	A	I
General	$1,000/No minimum	$1 million minimum(2)
IRAs and Uniform Gifts or Transfers to Minor Accounts	$250/No minimum	N/A
SIMPLE IRAs	No minimum	N/A
Invest-A-Matic	$250/$50	N/A

(1)

Minimum initial and additional investment amounts vary depending on the class of shares you buy and the type of account. Certain financial intermediaries may impose different restrictions than those described above.

(2)	Applicable requirement for certain types of institutional investors.

PROSPECTUS – MICRO CAP GROWTH FUND

You may sell (redeem) shares through your securities broker, financial professional or financial intermediary. If you have direct account access privileges, you may redeem your shares by contacting the Fund in writing at P.O. Box 219336, Kansas City, MO 64121, by calling 888-522-2388 or by accessing your account online at www.lordabbett.com.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about taxes and payments to broker-dealers and other financial intermediaries, please turn to the “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections of this prospectus.

PROSPECTUS – MICRO CAP GROWTH FUND

MICRO CAP VALUE FUND

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charges” on page 126 of the prospectus and “Purchases, Redemptions, Pricing and Payments to Dealers” in the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Class	A	I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None(1)	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class	A	I
Management Fees	1.50%	1.50%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.31%	0.31%
Total Annual Fund Operating Expenses(2)	2.06%	1.81%

(1)

A CDSC of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.

(2)

For the period from March 1, 2011 through February 29, 2012, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses, to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 1.85%. This agreement may be terminated only upon the approval of the Fund’s Board of Trustees.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each

PROSPECTUS – MICRO CAP VALUE FUND

year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same (except that the example takes into account the contractual management fee waiver and expense reimbursement agreement between the Fund and Lord Abbett for the one-year period). Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable contingent deferred sales charge (“CDSC”)) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

Class	If Shares Are Redeemed				If Shares Are Not Redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A Shares	$772	$1,184	$1,620	$2,827	$772	$1,184	$1,620	$2,827
Class I Shares	$184	$569	$980	$2,127	$184	$569	$980	$2,127

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the fee table or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48.03% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, the Fund normally invests at least 80% of its net assets in equity securities of micro-cap companies. The Fund seeks to invest in micro-cap companies that appear to be undervalued and that appear to have good prospects for improvement in earnings trends, asset values, or other positive attributes. The Fund evaluates companies based on an analysis of their financial statements, products and operations, market sectors and interviews with management. In selecting investments, the Fund may invest in U.S. and foreign (which may include emerging market) companies. Foreign companies may be traded on U.S. or non-U.S. securities exchanges and may include American Depositary Receipts (“ADRs”). The Fund’s investments primarily include the following types of securities and other financial instruments:

•

Equity securities, including common stocks, preferred stocks, convertible securities, and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, and limited liability companies. The Fund also may invest in securities that have equity characteristics or are tied to the price of stock, including rights and convertible debt securities.

•	Micro-cap companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Microcap® Index.

PROSPECTUS – MICRO CAP VALUE FUND

•

Value companies that portfolio management believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

At its discretion and consistent with the Fund’s investment objective, the Fund selectively may use derivatives, including futures, forwards, options, and swaps, to hedge against the decline in value of the Fund’s investments and for other risk management purposes, to efficiently gain targeted investment exposure, and to seek to increase the Fund’s investment returns.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund primarily invests in stocks and other equity securities, which may experience significant volatility at times and may fall sharply in response to adverse events. Individual stock prices also may experience dramatic movements in price. In addition to the risks of overall market movements, risks of events affecting a particular industry or sector, and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

•

Micro-Cap Company Risk: Micro-cap companies may be less able to weather economic shifts or other adverse developments than larger, more established companies and may have less experienced management and unproven track records. Micro-cap companies may rely on limited product lines and have more limited financial resources and are more susceptible to setbacks or economic downturns. In addition, micro-cap company stocks tend to have fewer shares outstanding and trade less frequently than the stocks of larger companies, and may be subject to greater price fluctuations than larger company stocks.

•	Value Investing Risk: The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize the company’s intrinsic worth.

•

Portfolio Management Risk: If the strategies used and securities selected by the Fund’s portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

PROSPECTUS – MICRO CAP VALUE FUND

•

Foreign Company Risk: The Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic, and social volatility, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement.

•

Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund’s volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under its derivative contract.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Fund – Principal Risks” section in the Fund’s prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share class will vary due to the different expenses the class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

PROSPECTUS – MICRO CAP VALUE FUND

Bar Chart (per calendar year) — Class A Shares*

*	The returns shown above are for the Fund’s Class A shares. Before 2011, the Fund showed returns for Class I shares because Class I shares had been in existence for a longer period. Now that Class A shares have been in existence for 10 years, the Fund is showing returns for Class A shares. Because Class A shares have a higher expense ratio than Class I shares, Class A share returns are lower than Class I share returns.

Best Quarter 2nd Q ’09 +28.95%	Worst Quarter 4th Q ’08 -29.53%

The table below shows how the average annual total returns of the Fund’s Class A and I shares compare to those of three broad-based securities market indices. Because the Fund believes that the Russell Microcap® Value Index and the Russell Microcap® Index more accurately reflect the Fund’s investment strategies than the Russell 2000® Value Index, the Fund will delete the Russell 2000® Value Index from its next annual prospectus update. The Fund’s average annual total returns include applicable sales charges. For Class A shares, the current maximum front-end sales charge is 5.75%. There are no sales charges for Class I shares.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for the other share class are not shown in the table and will vary from those shown for Class A shares.

PROSPECTUS – MICRO CAP VALUE FUND

Average Annual Total Returns (for the periods ended December 31, 2010)
Class	1 Year	5 Years	10 Years
Class A Shares
Before Taxes	20.22%	4.85%	12.78%
After Taxes on Distributions	20.22%	4.08%	11.44%
After Taxes on Distributions and Sale of Fund Shares	13.15%	4.06%	10.93%
Class I Shares	27.88%	6.37%	13.77%
Index
Russell Microcap® Value Index (reflects no deduction for fees, expenses, or taxes)	28.35%	0.76%	9.79%
Russell Microcap® Index (reflects no deduction for fees, expenses, or taxes)	28.89%	1.19%	7.38%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)	24.50%	3.52%	8.42%

INVESTMENT ADVISER

The Fund’s investment adviser is Lord, Abbett & Co. LLC.

Portfolio Manager. The Portfolio Manager primarily responsible for the day-to-day management of the Fund is:

Portfolio Manager/Title	Member of the Investment Management Team Since
Gerard S.E. Heffernan, Jr., Partner and Director	1999

PURCHASE AND SALE OF FUND SHARES

Investment Minimums — Initial/Additional Investments(1)
Class	A	I
General	$1,000/No minimum	$1 million minimum(2)
IRAs and Uniform Gifts or Transfers to Minor Accounts	$250/No minimum	N/A
SIMPLE IRAs	No minimum	N/A
Invest-A-Matic	$250/$50	N/A

(1)  Minimum initial and additional investment amounts vary depending on the class of shares you buy and the type of account. Certain financial intermediaries may impose different restrictions than those described above.

(2)  Applicable requirement for certain types of institutional investors.

PROSPECTUS – MICRO CAP VALUE FUND

You may sell (redeem) shares through your securities broker, financial professional or financial intermediary. If you have direct account access privileges, you may redeem your shares by contacting the Fund in writing at P.O. Box 219336, Kansas City, MO 64121, by calling 888-522-2388 or by accessing your account online at www.lordabbett.com.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about taxes and payments to broker-dealers and other financial intermediaries, please turn to the “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” sections of this prospectus.

PROSPECTUS – MICRO CAP VALUE FUND

VALUE OPPORTUNITIES FUND

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charges” on page 126 of the prospectus and “Purchases, Redemptions, Pricing and Payments to Dealers” in the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Class	A	B	C	F, I, P, R2, and R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None(1)	5.00%	1.00%(2)	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class	A	B	C	F	I	P	R2	R3
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.35%	1.00%	1.00%	0.10%	None	0.45%	0.60%	0.50%
Other Expenses	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses	1.34%	1.99%	1.99%	1.09%	0.99%	1.44%	1.59%	1.49%

(1)

A CDSC of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.

(2)	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

PROSPECTUS – VALUE OPPORTUNITIES FUND

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”), for the one-year, three-year, and five-year periods for Class B shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

Class	If Shares Are Redeemed				If Shares Are Not Redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A Shares	$704	$975	$1,267	$2,095	$704	$975	$1,267	$2,095
Class B Shares	$602	$924	$1,173	$2,149	$202	$624	$1,073	$2,149
Class C Shares	$202	$624	$1,073	$2,317	$202	$624	$1,073	$2,317
Class F Shares	$111	$347	$601	$1,329	$111	$347	$601	$1,329
Class I Shares	$101	$315	$547	$1,213	$101	$315	$547	$1,213
Class P Shares	$147	$456	$787	$1,724	$147	$456	$787	$1,724
Class R2 Shares	$162	$502	$866	$1,889	$162	$502	$866	$1,889
Class R3 Shares	$152	$471	$813	$1,779	$152	$471	$813	$1,779

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the fee table or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69.83% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, the Fund normally invests at least 65% of its net assets in equity securities of small and mid-sized companies. The remainder of the Fund’s assets may be invested in companies of all capitalization ranges. The Fund may change this policy at any time. The Fund attempts to invest in companies the

PROSPECTUS – VALUE OPPORTUNITIES FUND

portfolio manager believes have been undervalued by the market and are selling at reasonable prices. The Fund seeks to identify companies that have the strongest fundamentals relative to valuations and looks for positive factors that the Fund believes are likely to improve the value of the company’s stock price.

In selecting investments, the Fund may invest in U.S. and foreign (which may include emerging market) companies. Foreign companies may be traded on U.S. or non-U.S. securities exchanges and may include American Depositary Receipts (“ADRs”). The Fund’s investments primarily include the following types of securities and other financial instruments:

•

Equity securities of mid-sized and small companies. Equity securities include common stocks, preferred stocks, convertible securities and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, and limited liability companies. The Fund also may invest in securities that have equity characteristics or are tied to the price of stock, including rights and convertible debt securities.

•	Mid-sized and small companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 2500® Index.

•

Value companies that portfolio management believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

At its discretion and consistent with the Fund’s investment objective, the Fund selectively may use derivatives, including futures, forwards, options, and swaps, to hedge against the decline in value of the Fund’s investments and for other risk management purposes, to efficiently gain targeted investment exposure, and to seek to increase the Fund’s investment returns.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund primarily invests in stocks and other equity securities, which may experience significant volatility at times and may fall sharply in response to adverse events. Individual stock prices also may experience dramatic movements in price. In addition to the risks of overall market movements, risks of events affecting a particular industry or sector, and risks that are specific to an individual

PROSPECTUS – VALUE OPPORTUNITIES FUND

security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

•

Mid-Sized and Small Company Risk: Securities of mid-sized and small companies generally involve greater risks than investments in larger companies. Mid-sized and small companies may have limited management experience or depth, limited access to capital, and limited products or services or may operate in markets that have not yet been established. Mid-sized and small company securities tend to be more volatile and less liquid than equity securities of larger companies.

•	Value Investing Risk: The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize the company’s intrinsic worth.

•

Portfolio Management Risk: If the strategies used and securities selected by the Fund’s portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

•

Foreign Company Risk: The Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic, and social volatility, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement.

•

Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivatives may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund’s volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Fund – Principal Risks” section in the Fund’s prospectus.

PROSPECTUS – VALUE OPPORTUNITIES FUND

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) — Class A Shares

Best Quarter 3rd Q ‘09 +19.26%	Worst Quarter 4th Q ‘08 -19.44%

The table below shows how the average annual total returns of the Fund’s Class A, B, C, F, I, P, R2, and R3 shares compare to those of two broad-based securities market indices. The Fund’s average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 5.75%; for Class B shares, the current CDSC of 4.00% for the one-year period and 1.00% for the five-year period and life of class; and for Class C shares, the performance shown is at net asset value (“NAV”) because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, P, R2, and R3 shares. Class B shares automatically convert to Class A shares at approximately eight years after purchase. All returns for Class B shares for periods greater than eight years reflect this conversion.

PROSPECTUS – VALUE OPPORTUNITIES FUND

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns (for the periods ended December 31, 2010)
Class	1 Year	5 Years	Life of Class	Inception Date for Performance
Class A Shares				12/30/2005
Before Taxes	17.34%	10.15%	10.14%
After Taxes on Distributions	17.25%	9.64%	9.64%
After Taxes on Distributions and Sale of Fund Shares	11.38%	8.54%	8.54%
Class B Shares	19.73%	10.65%	10.64%	12/30/2005
Class C Shares	23.73%	10.78%	10.77%	12/30/2005
Class F Shares	24.85%	–	5.11%	9/28/2007
Class I Shares	24.91%	11.86%	11.85%	12/30/2005
Class P Shares	24.40%	11.36%	11.36%	12/30/2005
Class R2 Shares	24.24%	–	4.58%	9/28/2007
Class R3 Shares	24.42%	–	4.70%	9/28/2007
Index
Russell 2500® Index (reflects no deduction for fees, expenses, or taxes)	26.71%	4.86%	4.85% 0.91%	12/30/2005 9/28/2007
Russell 2500® Value Index (reflects no deduction for fees, expenses, or taxes)	24.82%	3.85%	3.85% 0.25%	12/30/2005 9/28/2007

PROSPECTUS – VALUE OPPORTUNITIES FUND

INVESTMENT ADVISER

The Fund’s investment adviser is Lord, Abbett & Co. LLC.

Portfolio Managers. The portfolio managers jointly and primarily responsible for the day-to-day management of the Fund are:

Portfolio Manager/Title	Member of the Investment Management Team Since
Thomas B. Maher, Partner and Portfolio Manager	2005
Justin C. Maurer, Partner and Portfolio Manager	2007

PURCHASE AND SALE OF FUND SHARES

Investment Minimums — Initial/Additional Investments(1)
Class(2)	A and C	F, P(3), R2, and R3	I
General	$1,000/No minimum	No minimum	$1 million minimum(4)
IRAs and Uniform Gifts or Transfers to Minor Accounts	$250/No minimum	N/A	N/A
SIMPLE IRAs	No minimum	N/A	N/A
Invest-A-Matic	$250/$50	N/A	N/A

(1)  Minimum initial and additional investment amounts vary depending on the class of shares you buy and the type of account. Certain financial intermediaries may impose different restrictions than those described above.

(2)  Class B shares no longer are available for purchase by new or existing investors and only will be issued in connection with (i) an exchange of Class B shares from another Lord Abbett Fund or (ii) a reinvestment of a dividend and/or capital gains distribution.

(3)  Class P shares are closed to substantially all new investors.

(4)  Applicable requirement for certain types of institutional investors.

You may sell (redeem) shares through your securities broker, financial professional or financial intermediary. If you have direct account access privileges, you may redeem your shares by contacting the Fund in writing at P.O. Box 219336, Kansas City, MO 64121, by calling 888-522-2388 or by accessing your account online at www.lordabbett.com.

PROSPECTUS – VALUE OPPORTUNITIES FUND

TAX INFORMATION

A Fund’s distributions, if any, generally are taxable to you as ordinary income, capital gains or a combination of the two, and also may be subject to state and local taxes. Certain taxes on distributions may not apply to tax exempt investors or tax deferred accounts, such as a 401(k) plan or an IRA.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

INVESTMENT OBJECTIVE

Alpha Strategy Fund, International Opportunities Fund, Micro Cap Growth Fund, Micro Cap Value Fund, and Value Opportunities Fund

Each Fund’s investment objective is long-term capital appreciation.

Fundamental Equity Fund

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value.

International Core Equity Fund

The Fund’s investment objective is to seek long-term capital appreciation.

International Dividend Income Fund and Large Cap Value Fund

Each Fund’s investment objective is to seek a high level of total return.

PRINCIPAL INVESTMENT STRATEGIES

Alpha Strategy Fund

This Fund is a “fund of funds” – meaning it invests in other mutual funds rather than directly in portfolio securities. To pursue its objective, the Fund allocates its assets primarily to domestic equity securities by investing in a weighted combination of other funds managed by Lord, Abbett & Co. LLC that hold such instruments. In addition, the Fund selectively allocates its assets to foreign and multinational equity securities by investing in a weighted combination of other funds managed by Lord Abbett that hold such instruments. For information about the underlying funds, see “Appendix A: Underlying Funds of Alpha Strategy Fund.”

PROSPECTUS – THE FUNDS

The Fund seeks to achieve a balance, over time, between domestic and, to a lesser extent, foreign securities similar to that of the Russell 2000® Index. In selecting investments, the underlying funds may invest in U.S. and foreign (which may include emerging market) companies. Foreign companies may include the following: companies that are incorporated outside of the U.S., but are headquartered within the U.S. and traded on a U.S. exchange; companies that are incorporated and headquartered outside of the U.S., but are traded primarily on a U.S. exchange (including ADRs); companies that are incorporated and headquartered outside of the U.S., but are traded primarily on a U.S. exchange; and companies that are traded on a non-U.S. exchange and denominated in a foreign currency. ADRs are traded on U.S. exchanges and typically are issued by a financial institution (often a U.S. bank) acting as a depositary and represent the depositary’s holdings of a specified number of shares of a foreign company. An ADR entitles the holder to all dividends and capital gains earned by the underlying foreign securities. The Fund’s overall target allocation among underlying funds that primarily invest in foreign or international companies will be approximately no more than 25% of the Fund’s net assets, measured at the time of investment in an underlying fund.

The underlying funds may invest in a broad range of equity securities. As a result, the Fund’s investment exposure will proportionately mirror the investment exposure of the securities held by the underlying funds in which the Fund invests. This Fund is intended for investors who are seeking exposure to the stocks of small U.S. and foreign companies managed in both growth and value styles. The Fund’s investment exposure through the underlying funds primarily includes the following types of securities and other financial instruments:

•

Equity securities, including common stocks, preferred stocks, convertible securities, and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, limited liability companies, and similar enterprises. The underlying funds also may invest in other securities or instruments that are tied to the price of stocks, including stock purchase rights and convertible debt securities.

•

Small companies generally having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 2000® Index. The market capitalization range of the Russell 2000® Index as of June 30, 2010 following its most recent annual reconstitution, was approximately $39 million to $2.5 billion. This range varies daily.

•	Growth companies that the underlying fund believes exhibit faster-than-average gains in earnings and have the potential to continue profit growth at a high level.

PROSPECTUS – THE FUNDS

•

Value companies that the underlying fund believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

The Fund’s long-term volatility is expected to approximate that of the unmanaged Russell 2000® Index. Over time, the Fund intends to approximate the index’s balance between domestic and, to a lesser extent, foreign securities by varying its investments in the underlying funds, subject to the Fund’s cash flow and desire to avoid excessive capital gains distributions. The Fund’s past performance and the performance of the index do not indicate future results for the index or the Fund.

The Fund generally will seek to allocate its assets primarily to domestic equity securities and selectively to foreign equity securities in a proportion that the manager believes is best suited to achieving the Fund’s investment objective in light of current market conditions. The Fund will decide in which of the underlying funds it will invest at any particular time, as well as the relative amounts invested in those funds. The Fund may not achieve this balance or other objectives.

In accordance with its investment objectives, an underlying fund may use derivatives. Derivatives are financial instruments that derive their value from the value of an underlying asset, reference rate, or index. The underlying fund may use derivatives for hedging purposes, including protecting the underlying fund’s unrealized gains by hedging against possible adverse fluctuations in the securities markets or changes in interest rates or currency exchange rates that may reduce the market value of the fund’s investment portfolio. The underlying fund also may use derivatives for non-hedging (sometimes referred to as “speculative”) purposes to enhance returns, efficiently invest excess cash, or quickly gain market exposure.

To the extent that the underlying fund is obligated under a derivatives contract to pay at a future date for the purchase of the security or make other future payments, the underlying fund will be required to segregate or earmark on its books cash or other liquid assets sufficient in value to cover the underlying fund’s future obligations under the contract. This setting aside of assets generally is referred to as “cover.” The Fund and the underlying funds are not registered with the Commodity Futures Trading Commission (or subject to registration or regulation) as commodity pool operators under the Commodity Exchange Act.

Certain of the underlying funds may invest in securities denominated in foreign currencies, which may decline in value relative to the U.S. dollar. In the case of hedged positions, the U.S. dollar may decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Although an underlying fund is not required to hedge its exposure to any currency, it may choose to do so. An underlying fund may engage in foreign currency transactions on a spot (cash) basis, and enter into forward foreign currency exchange contracts (a type of forward contract) and

PROSPECTUS – THE FUNDS

invest in foreign currency futures contracts and options on foreign currencies and futures. A forward contract involves obligations of one party to purchase, and another party to sell, a specific amount of a security, currency or other financial instrument at a future date, at a price established in the contract. Forward contracts also may be structured for cash settlement, rather than physical delivery. An underlying fund may use these currency-related transactions to hedge the risk to the portfolio that foreign exchange price movements will be unfavorable for U.S. investors. Generally, these instruments allow an underlying fund to lock in a specified exchange rate for a period of time. They also may be used to increase an underlying fund’s exposure to foreign currencies that Lord Abbett believes may rise in value relative to the U.S. dollar or to shift an underlying fund’s exposure to foreign currency fluctuations from one country to another.

In accordance with their investment objectives and policies, the underlying funds may purchase call and put options and write (sell) covered call and put options. Certain of the underlying funds may purchase and sell call and put options in respect of specific securities (or groups or “baskets” of specific securities) or securities indices, currencies or futures. The funds also may enter into over-the-counter (“OTC”) options contracts, which are available for a greater variety of securities, and a wider range of expiration dates and exercise prices, than are exchange-traded options. Successful use by the underlying funds of options and options on futures will be subject to Lord Abbett’s ability to predict correctly movements in the prices of individual securities, the relevant securities market generally, foreign currencies or interest rates.

Certain of the underlying funds may enter into equity index, credit, currency and total return swap agreements and swaptions (options on swaps). A fund may enter into these swap transactions for hedging purposes or in an attempt to obtain a particular return when it is considered desirable to do so. A swap transaction involves an agreement between two parties to exchange different cash flows based on a specified or “notional” amount. The cash flows exchanged in a specific transaction may be, among other things, payments that are the equivalent of interest on a principal amount, payments that would compensate the purchaser for losses on a defaulted security or basket of securities, or payments reflecting the performance of one or more specified securities or indices. The underlying funds may enter into swap transactions with counterparties that generally are banks, securities dealers or their respective affiliates.

The Fund may sell or reallocate its investment among the underlying funds for a variety of other reasons, such as to secure gains, limit losses, redeploy assets, or satisfy redemption requests, among others. In considering whether to sell a security, the Fund may evaluate factors including, but not limited to, the current allocation among the underlying funds, the overall market outlook, and the condition of the overall economy.

PROSPECTUS – THE FUNDS

Fundamental Equity Fund

To pursue its objective, the Fund primarily purchases equity securities of U.S. and multinational companies that the Fund believes are undervalued in all market capitalization ranges. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities. The Fund will provide shareholders with at least 60 days’ notice of a change in this policy. Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities, and equity interests in real estate investment trusts, other types of trusts, partnerships, joint ventures, limited liability companies and similar enterprises. The Fund also may invest in other securities or instruments that are tied to the price of stocks, including stock purchase rights and convertible debt securities.

The Fund normally will invest at least 50% of its assets in large, established companies. A large company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies included in the Russell 1000® Index, a widely-used benchmark for large-cap stock performance. The market capitalization range of the Russell 1000® Index as of June 30, 2010, following its most recent annual reconstitution, was approximately $968 million to $290.9 billion. This range varies daily. The Fund normally will invest the remainder of its assets in securities of mid-sized and small companies.

In selecting investments, the Fund attempts to invest in companies the portfolio manager believes have been undervalued by the market and are selling at reasonable prices in relation to our assessment of their potential or intrinsic value. A security may be undervalued by the market because of a lack of awareness of the company’s intrinsic value or a lack of recognition of the company’s future potential. In addition, a company may be undervalued because it may be temporarily out of favor by the market.

The Fund’s portfolio management uses a continuous and dynamic investment process in building the portfolio for the Fund, including quantitative research to assist in valuation analysis to identify stocks that the Fund believes represent attractive valuations, and fundamental research regarding a company’s resources, strategic plans and prospects for exceeding earnings expectations. The Fund seeks to identify companies that have the strongest fundamentals relative to valuations and looks for positive factors in a company’s near-term outlook that the Fund believes are likely to improve the value of the company’s stock price.

The Fund may invest in U.S. and foreign (which may include emerging market) companies. Foreign companies may include the following: companies that are incorporated outside of the U.S., but are headquartered within the U.S. and traded on a U.S. exchange; companies that are incorporated and headquartered outside of the U.S., but are traded primarily on a U.S. exchange; and companies that are

PROSPECTUS – THE FUNDS

traded on a non-U.S. exchange and denominated in a foreign currency. The Fund may invest up to 10% of its net assets in securities of foreign companies that are traded on a non-U.S. exchange and denominated in a foreign currency. The Fund may invest without limitation in other types of foreign companies, including ADRs. ADRs are traded on U.S. exchanges and typically are issued by a financial institution (such as a U.S. bank) acting as a depositary and represent the depositary’s holdings of a specified number of shares of a foreign company. An ADR entitles the holder to all dividends and capital gains earned by the underlying foreign securities.

The Fund may use derivatives, which are financial instruments that derive their value from the value of an underlying asset, reference rate, or index. The Fund may use derivatives for hedging, including protecting the Fund’s unrealized gains by hedging against possible adverse fluctuations in the securities markets or changes in interest rates or currency exchange rates that may reduce the market value of the Fund’s investment portfolio. The Fund also may use derivatives for non-hedging (sometimes referred to as “speculative”) purposes to enhance returns, efficiently invest excess cash, or quickly gain market exposure.

To the extent that the Fund is obligated under a derivatives contract to pay at a future date for the purchase of the security or make other future payments, the Fund will be required to segregate or earmark on its books cash or other liquid assets sufficient in value to cover the Fund’s future obligations under the contract. This setting aside of assets is generally referred to as “cover.”

The Fund is not registered with the Commodity Futures Trading Commission (or subject to registration or regulation) as a commodity pool operator under the Commodity Exchange Act. Derivatives that the Fund may use include the following:

•

Options: An option is the right to buy or sell a security (or other financial instrument) at a predetermined price. There are two basic types of options: a call option is the right to buy a security at a specific price; and a put option is the right to sell a security at a specific price. The Fund may buy options or sell (sometimes called “write”) options. The Fund may buy or sell standardized options, which typically are listed on an exchange, or buy or sell privately negotiated and customized options, which typically are traded over-the-counter.

If the Fund is buying a call option, it has the right to buy the security from the seller of the option. If the Fund is buying a put option, it has the right to sell the security to the seller of the option. Conversely, if the Fund is selling a call option, it must sell the security if the buyer of the option exercises the call option. If the Fund is selling a put option, it must buy the security from the buyer of the option if the buyer exercises the put option.

PROSPECTUS – THE FUNDS

The Fund’s use of options is subject to certain restrictions. The Fund may not buy a put option or sell a call option unless the Fund actually holds the security or underlying asset that is the subject of the options contract. The Fund will not buy an option if, as a result of such purchase, more than 10% of its net assets would be invested in premiums for such options. The Fund only may sell put options to the extent that the cover for such options does not exceed 15% of its net assets. The Fund only may sell call options with respect to securities having an aggregate market value of less than 25% of its net assets at the time the Fund sells the option.

•

Forwards: Forward contracts obligate the Fund and its counterparty to trade an underlying asset (e.g., foreign currency) at a specific price on a specific date in the future. Forwards are traded over-the-counter.

•

Futures: Futures and forwards are similar, but futures are traded on an exchange and the counterparty to a futures contract is the clearing corporation for the appropriate exchange. Futures usually are settled in cash, rather than requiring delivery of the instrument. The Fund may buy or write options on futures.

•

Swaps: The Fund may enter into interest rate, equity index, credit, currency, and total return swap agreements, swaptions (options on swaps) and similar transactions. A swap transaction involves an agreement between two parties to exchange different cash flows based on a specified or “notional” amount. The cash flows exchanged in a specific transaction may be, among other things, payments that are the equivalent of interest on a principal amount, payments that would compensate the purchaser for losses on a defaulted security or basket of securities, or payments reflecting the performance of one or more specified currencies, securities, or indices. The Fund may enter into swap transactions with counterparties that generally are banks, securities dealers, or their respective affiliates.

The Fund may sell a security if it no longer meets the Fund’s investment criteria or for a variety of other reasons, such as to secure gains, limit losses, redeploy assets into opportunities believed to be more promising, or satisfy redemption requests, among others. In considering whether to sell a security, the Fund may evaluate factors including, but not limited to, the condition of the economy, changes in the issuer’s competitive position or financial condition, changes in the outlook for the issuer’s industry, and the Fund’s valuation target for the security.

International Core Equity Fund

To pursue its objective, the Fund primarily invests in a diversified portfolio of equity securities of large foreign companies that the portfolio managers believe are undervalued. Under normal circumstances, the Fund will diversify its investments among a number of different countries throughout the world and will invest at

PROSPECTUS – THE FUNDS

least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of large companies. The Fund will provide shareholders with 60 days’ notice of any change in the latter policy.

For purposes of the Fund’s investment policies, a large company is defined as a company included among the largest 80% of companies in terms of market capitalization at the time of purchase in each country represented in the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE® Index”), a widely used benchmark for international stock performance. The market capitalization range for the MSCI EAFE® Index as of May 31, 2010, following its annual reconstitution, was $782 million to $178.4 billion. This range varies daily.

Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities, and equity interests in real estate investment trusts, other types of trusts, partnerships, joint ventures, limited liability companies, and similar enterprises. The Fund also may invest in other securities or instruments that are tied to the price of stocks, including stock purchase rights and convertible debt securities.

The Fund primarily invests in foreign companies, which may include the following: companies that are incorporated outside of the U.S., but are headquartered within the U.S. and traded on a U.S. exchange; companies that are incorporated and headquartered outside of the U.S., but are traded primarily on a U.S. exchange; and companies that are traded on a non-U.S. exchange and denominated in a foreign currency. The Fund may invest up to 15% of its net assets in securities issued by foreign companies that are traded primarily on securities markets or exchanges located in emerging market countries. The Fund considers emerging market countries to be those included in the MSCI Emerging Market Free® Index.

Foreign company securities also include ADRs and similar depositary receipts. ADRs are traded on U.S. exchanges and typically are issued by a financial institution (often a U.S. bank) acting as a depositary and represent the depositary’s holdings of a specified number of shares of a foreign company. An ADR entitles the holder to all dividends and capital gains earned by the underlying foreign securities.

The Fund may invest in supranational organizations, which are designed or supported by one or more governments or governmental agencies to promote economic development. Examples of supranational organizations include the Asian Development Bank, the European Coal and Steel Community, the European Community and the World Bank.

The Fund’s valuation-based investment approach seeks to highlight companies whose market prices are at the greatest discount to their economic values taking into account our perception of the investment risks. For this purpose, the Fund considers the economic or intrinsic value as the amount that an informed buyer

PROSPECTUS – THE FUNDS

would pay to own the entire business today. It is based on an assessment of the net assets of a company and the estimated future cash flows those assets will create in relation to the apparent business risk being taken.

The Fund attempts to take advantage of the short-term fluctuation of stock prices around the long-term measure of economic value, generally investing in opportunities that are at a significant discount to this measure. The Fund uses a bottom-up investment research approach to identify companies the Fund believes to be attractive, long-term investment opportunities. The approach is based on in-depth analysis of a company’s financial statements, business strategy, management competence and overall industry trends, among other factors. Companies might be identified from investment research analysis or personal knowledge of their products and services. The Fund’s investment approach incorporates the following:

•	A fundamental analysis of both companies and industries. This analysis attempts to determine the relative economic value of a business and support an assessment of the inherent investment risks.

•	An emphasis on absolute value and cross-border industry comparison.

•	An analysis of industry, sector and economic trends. The Fund seeks to optimize various investment strategies across sectors and regions and control overall portfolio risk characteristics.

•	Use of various quantitative models and screening tools to provide support for the construction of the portfolio.

The Fund may use derivatives to hedge against risk or to gain investment exposure. Derivatives are financial instruments that derive their value from the value of an underlying asset, reference rate, or index. The Fund may use derivatives for hedging purposes, including protecting the Fund’s unrealized gains by hedging against possible adverse fluctuations in the securities markets or changes in interest rates or currency exchange rates that may reduce the market value of the Fund’s investment portfolio. The Fund also may use derivatives for speculative purposes, including using derivative instruments in an effort to enhance the Fund’s returns, spreads or gains, or efficiently invest excess cash or quickly gain market exposure. The Fund is not registered as, or subject to registration or regulation as, a commodity pool operator under the Commodity Exchange Act.

The Fund may invest in securities denominated in foreign currencies, which may decline in value relative to the U.S. dollar. In the case of hedged positions, the U.S. dollar may decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Although the Fund is not required to hedge its exposure to any currency, it may choose to do so. The Fund may engage in foreign currency transactions on a spot (cash)

PROSPECTUS – THE FUNDS

basis, and enter into forward foreign currency exchange contracts (a type of forward contract) and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward contract involves obligations of one party to purchase, and another party to sell, a specific amount of a security, currency or other financial instrument at a future date, at a price established in the contract. Forward contracts also may be structured for cash settlement, rather than physical delivery. The Fund may use these currency-related transactions to hedge the risk to the portfolio that foreign exchange price movements will be unfavorable for U.S. investors. Generally, these instruments allow the Fund to lock in a specified exchange rate for a period of time. They also may be used to increase the Fund’s exposure to foreign currencies that Lord Abbett believes may rise in value relative to the U.S. dollar or to shift an underlying fund’s exposure to foreign currency fluctuations from one country to another.

Some examples of the other types of derivatives in which the Fund may invest are options, futures, forward contracts, and swap agreements. The Fund may enter into financial futures contracts and options on such contracts for hedging purposes or to pursue risk management strategies. These transactions involve the purchase or sale of a contract to buy or sell a specified security or other financial instrument at a specific future date and price on an exchange or in the over-the-counter (“OTC”) market. The Fund may purchase call and put options and write (sell) covered call and put option contracts in accordance with its investment objective and policies.

A “call option” is a contract sold for a price giving its holder the right to buy a specific number of securities at a specific price prior to a specified date. A “covered call option” is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option. A “put option” gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying securities at the exercise price at any time during the option period. A put option sold by the Fund is covered when, among other things, a Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken or otherwise covers the transaction. The Fund may purchase and sell call and put options in respect of specific securities (or groups or “baskets” of specific securities) or securities indices, currencies or futures. The Fund also may enter into OTC options contracts, which are available for a greater variety of securities, and a wider range of expiration dates and exercise prices, than are exchange-traded options.

The Fund may enter into interest rate, equity index, credit, currency and total return swap agreements, and swaptions (options on swaps) and similar transactions. The Fund may enter into these transactions for hedging purposes or in an attempt to obtain a particular return when it is considered desirable to do so. A swap transaction involves an agreement between two parties to exchange

PROSPECTUS – THE FUNDS

different cash flows based on a specified or “notional” amount. The cash flows exchanged in a specific transaction may be, among other things, payments that are the equivalent of interest on a principal amount, payments that would compensate the purchaser for losses on a defaulted security or basket of securities, or payments reflecting the performance of one or more specified currencies, securities or indices. The Fund may enter into swap transactions with counterparties that generally are banks, securities dealers or their respective affiliates.

The Fund may sell a security if it no longer meets the Fund’s investment criteria or for a variety of other reasons, such as to secure gains, limit losses, redeploy assets into opportunities believed to be more promising, control various industry, sector or country risk exposure levels, or satisfy redemption requests, among others. In considering whether to sell a security, the Fund may evaluate factors including, but not limited to, the condition of the economy, changes in the issuer’s competitive position or financial condition, changes in the outlook for the issuer’s industry, and the Fund’s valuation target for the security. The Fund also may sell a stock when there has been a change in the fundamental company, industry or country factors that supported the original investment or when a company’s management has deviated from its financial plan or corporate strategy.

International Dividend Income Fund

To pursue its objective, the Fund primarily invests in a diversified portfolio of dividend paying equity securities of foreign companies that the Fund believes are undervalued. Under normal circumstances, the Fund will diversify its investments among a number of different countries throughout the world, including emerging market countries, and will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in dividend paying securities. The Fund will provide shareholders with 60 days’ notice of any change in the latter policy.

Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities, and equity interests in real estate investment trusts, other types of trusts, partnerships, joint ventures, limited liability companies and similar enterprises. The Fund also may invest in other securities or instruments that are tied to the price of stocks, including stock purchase rights and convertible debt securities.

The Fund primarily invests in foreign companies, including, without limitation, companies that are incorporated or organized under the laws of jurisdictions outside of the U.S. The Fund also may invest, without limitation, in foreign companies that primarily are traded on a U.S. securities exchange. The Fund may invest, without limitation, in foreign companies incorporated or located in emerging market countries. The Fund considers emerging market countries to be those included in the MSCI Emerging Market Free® Index.

PROSPECTUS – THE FUNDS

Foreign company securities also include ADRs and similar depositary receipts. ADRs are traded on U.S. exchanges and typically are issued by a financial institution (often a U.S. bank) acting as a depositary and represent the depositary’s holdings of a specified number of shares of a foreign company. An ADR entitles the holder to all dividends and capital gains earned by the underlying foreign securities.

The Fund’s investment approach seeks to highlight undervalued companies that provide total return from both capital appreciation and dividend income. The Fund attempts to take advantage of the short-term fluctuation of stock prices around the long-term measure of economic value, generally investing in opportunities that are at a significant discount to this measure. For this purpose, the Fund considers the economic or intrinsic value as the amount that an informed buyer would pay to own the entire business today. It is based on an assessment of the net assets of a company and the estimated future cash flows those assets will create in relation to the apparent business risk being taken.

The Fund uses a bottom-up investment research approach to identify companies the Fund believes to be attractive, long-term investment opportunities. The approach is based on in-depth analysis of a company’s financial statements, business strategy, management competence and overall industry trends, among other factors. Companies might be identified from investment research analysis or personal knowledge of their products and services. The Fund’s investment approach incorporates the following:

•	A fundamental analysis of both companies and industries. This analysis attempts to determine the relative economic value of a business and assess the inherent investment risks.

•

An analysis of the potential for capital appreciation among high dividend paying common stocks. This analysis uses quantitative and qualitative screening tools to focus on companies with sustained earnings growth and profitability while maintaining a level of diversification across sectors and countries.

•	An emphasis on absolute value and cross-border industry comparison.

•	An analysis of industry, sector and economic trends. The Fund seeks to optimize various investment strategies across sectors and regions and control overall portfolio risk characteristics.

The Fund may use derivatives to hedge against risk or to gain investment exposure. Derivatives are financial instruments that derive their value from the value of an underlying asset, reference rate, or index. The Fund may use derivatives for hedging purposes, including protecting the Fund’s unrealized gains by hedging against possible adverse fluctuations in the securities markets or changes in interest rates or currency exchange rates that may reduce the market

PROSPECTUS – THE FUNDS

value of the Fund’s investment portfolio. The Fund also may use derivatives for speculative purposes, including using derivative instruments in an effort to enhance the Fund’s returns, spreads or gains, or efficiently invest excess cash or quickly gain market exposure. The Fund is not registered as, or subject to registration or regulation as, a commodity pool operator under the Commodity Exchange Act.

The Fund may invest in securities denominated in foreign currencies, which may decline in value relative to the U.S. dollar. In the case of hedged positions, the U.S. dollar may decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Although the Fund is not required to hedge its exposure to any currency, it may choose to do so. The Fund may engage in foreign currency transactions on a spot (cash) basis, and enter into forward foreign currency exchange contracts (a type of forward contract) and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward contract involves obligations of one party to purchase, and another party to sell, a specific amount of a security, currency or other financial instrument at a future date, at a price established in the contract. Forward contracts also may be structured for cash settlement, rather than physical delivery. The Fund may use these currency-related transactions to hedge the risk to the portfolio that foreign exchange price movements will be unfavorable for U.S. investors. Generally, these instruments allow the Fund to lock in a specified exchange rate for a period of time. They also may be used to increase the Fund’s exposure to foreign currencies that Lord Abbett believes may rise in value relative to the U.S. dollar or to shift an underlying fund’s exposure to foreign currency fluctuations from one country to another.

Some examples of the other types of derivatives in which the Fund may invest are options, futures, forward contracts, and swap agreements. The Fund may enter into financial futures contracts and options on such contracts for hedging purposes or to pursue risk management strategies. These transactions involve the purchase or sale of a contract to buy or sell a specified security or other financial instrument at a specific future date and price on an exchange or in the over-the-counter (“OTC”) market. The Fund may purchase call and put options and write (sell) covered call and put option contracts in accordance with its investment objective and policies.

A “call option” is a contract sold for a price giving its holder the right to buy a specific number of securities at a specific price prior to a specified date. A “covered call option” is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option. A “put option” gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying securities at the exercise price at any time during the option period. A put option sold by the Fund is covered when, among other things, a Fund segregates permissible liquid assets having a value equal to or

PROSPECTUS – THE FUNDS

greater than the exercise price of the option to fulfill the obligation undertaken or otherwise covers the transaction. The Fund may purchase and sell call and put options in respect of specific securities (or groups or “baskets” of specific securities) or securities indices, currencies or futures. The Fund also may enter into OTC options contracts, which are available for a greater variety of securities, and a wider range of expiration dates and exercise prices, than are exchange-traded options.

The Fund may enter into interest rate, equity index, credit, currency and total return swap agreements, and swaptions (options on swaps) and similar transactions. The Fund may enter into these transactions for hedging purposes or in an attempt to obtain a particular return when it is considered desirable to do so. A swap transaction involves an agreement between two parties to exchange different cash flows based on a specified or “notional” amount. The cash flows exchanged in a specific transaction may be, among other things, payments that are the equivalent of interest on a principal amount, payments that would compensate the purchaser for losses on a defaulted security or basket of securities, or payments reflecting the performance of one or more specified currencies, securities or indices. The Fund may enter into swap transactions with counterparties that generally are banks, securities dealers or their respective affiliates.

Generally, the Fund may sell investments in the following circumstances. Sales of a stock may occur when the Fund believes that its capital appreciation or dividend yield will no longer sufficiently enhance the Fund’s return, or when a stock has otherwise exceeded its estimated long-term economic value. The Fund may sell an investment when the Fund believes there has been a change in the fundamental company, industry or country factors that supported the original investment, or when a company’s management has deviated from its financial plan or corporate strategy. The Fund also may sell a security in order to control various industry, sector or country risk exposure levels, or for a variety of other reasons, such as to secure gains, limit losses, redeploy assets into opportunities believed to be more promising, or satisfy redemption requests, among others.

International Opportunities Fund

To pursue its objective, the Fund primarily invests in stocks of companies principally based outside the United States. Under normal circumstances, the Fund will diversify its investments among a number of different countries throughout the world. The Fund normally intends to invest at least 65% of its net assets in equity securities of small companies. A small company is defined as a company having a market capitalization at the time of purchase of less than $5 billion. This market capitalization threshold may vary in response to changes in the markets. The Fund may invest its remaining assets in equity securities of mid-sized or larger companies.

PROSPECTUS – THE FUNDS

Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities, and equity interests in real estate investment trusts, other types of trusts, partnerships, joint ventures, limited liability companies and similar enterprises. The Fund also may invest in other securities or instruments that are tied to the price of stocks, including stock purchase rights and convertible debt securities.

The Fund primarily invests in foreign companies, including, without limitation, companies that are incorporated or organized under the laws of jurisdictions outside of the U.S. The Fund also may invest, without limitation, in foreign companies that are primarily traded on a U.S. securities exchange. The Fund may invest up to 25% of its net assets in securities issued by foreign companies that are traded primarily on securities markets or exchanges located in emerging market countries. The Fund considers emerging market countries to be those not included in the developed markets of the S&P Developed Ex-U.S. SmallCap Index.

Foreign company securities also include ADRs and similar depositary receipts. ADRs are traded on U.S. exchanges and typically are issued by a financial institution (such as a U.S. bank) acting as a depositary and represent the depositary’s holdings of a specified number of shares of a foreign company. An ADR entitles the holder to all dividends and capital gains earned by the underlying foreign securities.

The Fund may use derivatives to hedge against risk or to gain investment exposure. Derivatives are financial instruments that derive their value from the value of an underlying asset, reference rate, or index. The Fund may use derivatives for hedging purposes, including protecting the Fund’s unrealized gains by hedging against possible adverse fluctuations in the securities markets or changes in interest rates or currency exchange rates that may reduce the market value of the Fund’s investment portfolio. The Fund also may use derivatives for speculative purposes, including using derivative instruments in an effort to enhance the Fund’s returns, spreads or gains, or efficiently invest excess cash or quickly gain market exposure. The Fund is not registered as, or subject to registration or regulation as, a commodity pool operator under the Commodity Exchange Act.

The Fund may invest in securities denominated in foreign currencies, which may decline in value relative to the U.S. dollar. In the case of hedged positions, the U.S. dollar may decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Although the Fund is not required to hedge its exposure to any currency, it may choose to do so. The Fund may engage in foreign currency transactions on a spot (cash) basis, and enter into forward foreign currency exchange contracts (a type of forward contract) and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward contract involves obligations of one

PROSPECTUS – THE FUNDS

party to purchase, and another party to sell, a specific amount of a security, currency or other financial instrument at a future date, at a price established in the contract. Forward contracts also may be structured for cash settlement, rather than physical delivery. The Fund may use these currency-related transactions to hedge the risk to the portfolio that foreign exchange price movements will be unfavorable for U.S. investors. Generally, these instruments allow the Fund to lock in a specified exchange rate for a period of time. They also may be used to increase the Fund’s exposure to foreign currencies that Lord Abbett believes may rise in value relative to the U.S. dollar or to shift an underlying fund’s exposure to foreign currency fluctuations from one country to another.

Some examples of the other types of derivatives in which the Fund may invest are options, futures, forward contracts, and swap agreements. The Fund may enter into financial futures contracts and options on such contracts for hedging purposes or to pursue risk management strategies. These transactions involve the purchase or sale of a contract to buy or sell a specified security or other financial instrument at a specific future date and price on an exchange or in the over-the-counter (“OTC”) market. The Fund may purchase call and put options and write (sell) covered call and put option contracts in accordance with its investment objective and policies.

A “call option” is a contract sold for a price giving its holder the right to buy a specific number of securities at a specific price prior to a specified date. A “covered call option” is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option. A “put option” gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying securities at the exercise price at any time during the option period. A put option sold by the Fund is covered when, among other things, a Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken or otherwise covers the transaction. The Fund may purchase and sell call and put options in respect of specific securities (or groups or “baskets” of specific securities) or securities indices, currencies or futures. The Fund also may enter into OTC options contracts, which are available for a greater variety of securities, and a wider range of expiration dates and exercise prices, than are exchange-traded options.

The Fund may enter into interest rate, equity index, credit, currency and total return swap agreements, and swaptions (options on swaps) and similar transactions. The Fund may enter into these transactions for hedging purposes or in an attempt to obtain a particular return when it is considered desirable to do so. A swap transaction involves an agreement between two parties to exchange different cash flows based on a specified or “notional” amount. The cash flows exchanged in a specific transaction may be, among other things, payments that are the equivalent of interest on a principal amount, payments that would compensate

PROSPECTUS – THE FUNDS

the purchaser for losses on a defaulted security or basket of securities, or payments reflecting the performance of one or more specified currencies, securities or indices. The Fund may enter into swap transactions with counterparties that generally are banks, securities dealers or their respective affiliates.

The Fund may sell a security if it no longer meets the Fund’s investment criteria or for a variety of other reasons, such as to secure gains, limit losses, redeploy assets into opportunities believed to be more promising, control various industry, sector or country risk exposure levels, or satisfy redemption requests, among others. In considering whether to sell a security, the Fund may evaluate factors including, but not limited to, the condition of the economy, changes in the issuer’s competitive position or financial condition, changes in the outlook for the issuer’s industry, and the Fund’s valuation target for the security. The Fund also may sell a stock when there has been a change in the fundamental company, industry or country factors that supported the original investment or when a company’s management has deviated from its financial plan or corporate strategy.

Large Cap Value Fund

To pursue this objective, the Fund primarily invests in equity securities of large, established, U.S. and multinational companies that the portfolio manager believes are undervalued. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies. The Fund will provide shareholders at least 60 days’ advance notice of any change in this policy. A large company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000® Index, a widely-used benchmark for large-cap stock performance. The market capitalization range of the Russell 1000® Index as of June 30, 2010, following its most recent annual reconstitution, was approximately $968 million to $290.9 billion. This range varies daily.

The Fund generally is designed for tax-exempt or tax-deferred investors (such as retirement and benefit plans or individual retirement accounts). Possible tax consequences resulting from portfolio transactions and the likelihood of dividend income are not important considerations in selecting securities for the Fund.

Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities, and equity interests in real estate investment trusts, other types of trusts, partnerships, joint ventures, limited liability companies and similar enterprises. The Fund also may invest in other securities or instruments that are tied to the price of stocks, including stock purchase rights and convertible debt securities.

PROSPECTUS – THE FUNDS

In selecting investments, the Fund attempts to invest in companies the portfolio manager believes have been undervalued by the market and are selling at reasonable prices in relation to our assessment of their potential or intrinsic value. A security may be undervalued by the market because of a lack of awareness of the company’s intrinsic value or a lack of recognition of the company’s future potential. In addition, a company may be undervalued because it may be temporarily out of favor by the market.

The portfolio manager uses a continuous and dynamic investment process in building the portfolio for the Fund, including quantitative research to assist in valuation analysis to identify stocks that the Fund believes represents attractive valuations and fundamental research regarding a company’s operating environment, resources, strategic plans and its prospects for exceeding earnings expectations. The Fund seeks to identify companies that have the strongest fundamentals relative to valuations and looks for positive factors in a company’s near-term outlook that the Fund believes are likely to improve the value of the company’s stock price. Among the factors that could be considered are new, improved or unique products or services, changes in the company’s management, a business strategy not yet recognized by the marketplace or similar conditions.

The Fund may invest in U.S. and foreign (which may include emerging market) companies. Foreign companies may include the following: companies that are incorporated outside of the U.S., but are headquartered within the U.S. and traded on a U.S. exchange; companies that are incorporated and headquartered outside of the U.S., but are traded primarily on a U.S. exchange; and companies that are traded on a non-U.S. exchange and denominated in a foreign currency. The Fund may invest up to 10% of its net assets in securities of foreign companies that are traded on a non-U.S. exchange and denominated in a foreign currency. The Fund may invest without limitation in other types of foreign companies, including ADRs. ADRs are traded on U.S. exchanges and typically are issued by a financial institution (such as a U.S. bank) acting as a depositary and represent the depositary’s holdings of a specified number of shares of a foreign company. An ADR entitles the holder to all dividends and capital gains earned by the underlying foreign securities.

The Fund may use derivatives, which are financial instruments that derive their value from the value of an underlying asset, reference rate, or index. The Fund may use derivatives for hedging, including protecting the Fund’s unrealized gains by hedging against possible adverse fluctuations in the securities markets or changes in interest rates or currency exchange rates that may reduce the market value of the Fund’s investment portfolio. The Fund also may use derivatives for non-hedging (sometimes referred to as “speculative”) purposes to enhance returns, efficiently invest excess cash, or quickly gain market exposure.

PROSPECTUS – THE FUNDS

To the extent that the Fund is obligated under the derivatives contract to pay at a future date for the purchase of the security or make other future payments, the Fund will be required to segregate or earmark on its books cash or other liquid assets sufficient in value to cover the Fund’s future obligations under the contract. This setting aside of assets is generally referred to as “cover.”

The Fund is not registered with the Commodity Futures Trading Commission (or subject to registration or regulation) as a commodity pool operator under the Commodity Exchange Act. Derivatives that the Fund may use include the following:

•

Options: An option is the right to buy or sell a security (or other financial instrument) at a predetermined price. There are two basic types of options: a call option is the right to buy a security at a specific price; and a put option is the right to sell a security at a specific price. The Fund may buy options or sell (sometimes called “write”) options. The Fund may buy or sell standardized options, which typically are listed on an exchange, or buy or sell privately negotiated and customized options, which typically are traded over-the-counter.

If the Fund is buying a call option, it has the right to buy the security from the seller of the option. If the Fund is buying a put option, it has the right to sell the security to the seller of the option. Conversely, if the Fund is selling a call option, it must sell the security if the buyer of the option exercises the call option. If the Fund is selling a put option, it must buy the security from the buyer of the option if the buyer exercises the put option.

The Fund’s use of options is subject to certain restrictions. The Fund may not buy a put option or sell a call option unless the Fund actually holds the security or underlying asset that is the subject of the options contract. The Fund will not buy an option if, as a result of such purchase, more than 10% of its net assets would be invested in premiums for such options. The Fund only may sell put options to the extent that the cover for such options does not exceed 15% of its net assets. The Fund only may sell call options with respect to securities having an aggregate market value of less than 25% of its net assets at the time the Fund sells the option.

•

Forwards: Forward contracts obligate the Fund and its counterparty to trade an underlying asset (e.g., foreign currency) at a specific price on a specific date in the future. Forwards are traded over-the-counter.

•

Futures: Futures and forwards are similar, but futures are traded on an exchange and the counterparty to a futures contract is the clearing corporation for the appropriate exchange. Futures usually are settled in cash, rather than requiring delivery of the instrument. The Fund may buy or write options on futures.

PROSPECTUS – THE FUNDS

•

Swaps: The Fund may enter into interest rate, equity index, credit, currency, and total return swap agreements, swaptions (options on swaps) and similar transactions. A swap transaction involves an agreement between two parties to exchange different cash flows based on a specified or “notional” amount. The cash flows exchanged in a specific transaction may be, among other things, payments that are the equivalent of interest on a principal amount, payments that would compensate the purchaser for losses on a defaulted security or basket of securities, or payments reflecting the performance of one or more specified currencies, securities, or indices. The Fund may enter into swap transactions with counterparties that generally are banks, securities dealers, or their respective affiliates.

The Fund may sell a security if it no longer meets the Fund’s investment criteria or for a variety of other reasons, such as to secure gains, limit losses, redeploy assets into opportunities believed to be more promising, or satisfy redemption requests, among others. In considering whether to sell a security, the Fund may evaluate factors including, but not limited to, the condition of the economy, changes in the issuer’s competitive position or financial condition, changes in the outlook for the issuer’s industry, and the Fund’s valuation target for the security.

Micro Cap Growth Fund

To pursue its objective, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of micro-cap companies. The Fund will provide shareholders with at least 60 days’ notice of any change in this policy. For purposes of the policy, the Fund defines a micro-cap company as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Microcap® Index, a widely used benchmark for micro-cap growth stock performance. The market capitalization range of the Russell Microcap® Index as of June 30, 2010, following its annual reconstitution, was $8 million to $647 million. This range varies daily.

Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities, and equity interests in real estate investment trusts, other types of trusts, partnerships, joint ventures, limited liability companies and similar enterprises. The Fund also may invest in other securities or instruments that are tied to the price of stocks, including stock purchase rights and convertible debt securities.

Micro-cap companies represent the smallest sector of companies based on market capitalization. Micro-cap companies may be in their earliest stages of development and may offer unique products, services or technologies or may serve special or rapidly expanding niches. Micro-cap stocks are not traded in the volume typical of

PROSPECTUS – THE FUNDS

stocks listed on a national securities exchange. The Fund is intended for investors who are willing to withstand the risk of short-term price fluctuations in exchange for attractive potential long-term returns.

The Fund uses fundamental analysis to look for micro-cap companies that appear to have the potential for more rapid growth than the overall economy. The Fund seeks to identify micro-cap companies that generally exhibit faster-than-average gains in earnings and are expected to continue profit growth at a high level. The Fund evaluates companies based on an analysis of their financial statements, products and operations, market sectors and interviews with management.

The Fund may invest in U.S. and foreign (which may include emerging market) companies. Foreign companies may include the following: companies that are incorporated outside of the U.S., but are headquartered within the U.S. and traded on a U.S. exchange; companies that are incorporated and headquartered outside of the U.S., but are traded primarily on a U.S. exchange; and companies that are traded on a non-U.S. exchange and denominated in a foreign currency. The Fund may invest up to 10% of its net assets in securities of foreign companies that are traded on a non-U.S. exchange and denominated in a foreign currency. The Fund may invest without limitation in other types of foreign companies, including ADRs. ADRs are traded on U.S. exchanges and typically are issued by a financial institution (such as a U.S. bank) acting as a depositary and represent the depositary’s holdings of a specified number of shares of a foreign company. An ADR entitles the holder to all dividends and capital gains earned by the underlying foreign securities.

The Fund may use derivatives, which are financial instruments that derive their value from the value of an underlying asset, reference rate, or index. The Fund may use derivatives for hedging, including protecting the Fund’s unrealized gains by hedging against possible adverse fluctuations in the securities markets or changes in interest rates or currency exchange rates that may reduce the market value of the Fund’s investment portfolio. The Fund also may use derivatives for non-hedging (sometimes referred to as “speculative”) purposes to enhance returns, efficiently invest excess cash, or quickly gain market exposure.

To the extent that the Fund is obligated under the derivatives contract to pay at a future date for the purchase of the security or make other future payments, the Fund will be required to segregate or earmark on its books cash or other liquid assets sufficient in value to cover the Fund’s future obligations under the contract. This setting aside of assets is generally referred to as “cover.”

PROSPECTUS – THE FUNDS

The Fund is not registered with the Commodity Futures Trading Commission (or subject to registration or regulation) as a commodity pool operator under the Commodity Exchange Act. Derivatives that the Fund may use include the following:

•

Options: An option is the right to buy or sell a security (or other financial instrument) at a predetermined price. There are two basic types of options: a call option is the right to buy a security at a specific price; and a put option is the right to sell a security at a specific price. The Fund may buy options or sell (sometimes called “write”) options. The Fund may buy or sell standardized options, which typically are listed on an exchange, or buy or sell privately negotiated and customized options, which typically are traded over-the-counter.

If the Fund is buying a call option, it has the right to buy the security from the seller of the option. If the Fund is buying a put option, it has the right to sell the security to the seller of the option. Conversely, if the Fund is selling a call option, it must sell the security if the buyer of the option exercises the call option. If the Fund is selling a put option, it must buy the security from the buyer of the option if the buyer exercises the put option.

The Fund’s use of options is subject to certain restrictions. The Fund may not buy a put option or sell a call option unless the Fund actually holds the security or underlying asset that is the subject of the options contract. The Fund will not buy an option if, as a result of such purchase, more than 10% of its net assets would be invested in premiums for such options. The Fund only may sell put options to the extent that the cover for such options does not exceed 15% of its net assets. The Fund only may sell call options with respect to securities having an aggregate market value of less than 25% of its net assets at the time the Fund sells the option.

•

Forwards: Forward contracts obligate the Fund and its counterparty to trade an underlying asset (e.g., foreign currency) at a specific price on a specific date in the future. Forwards are traded over-the-counter.

•

Futures: Futures and forwards are similar, but futures are traded on an exchange and the counterparty to a futures contract is the clearing corporation for the appropriate exchange. Futures usually are settled in cash, rather than requiring delivery of the instrument. The Fund may buy or write options on futures.

•

Swaps: The Fund may enter into interest rate, equity index, credit, currency, and total return swap agreements, swaptions (options on swaps) and similar transactions. A swap transaction involves an agreement between two parties to exchange different cash flows based on a specified or “notional” amount. The cash flows exchanged in a specific transaction may be, among other

PROSPECTUS – THE FUNDS

things, payments that are the equivalent of interest on a principal amount, payments that would compensate the purchaser for losses on a defaulted security or basket of securities, or payments reflecting the performance of one or more specified currencies, securities, or indices. The Fund may enter into swap transactions with counterparties that generally are banks, securities dealers, or their respective affiliates.

The Fund may sell a security if it no longer meets the Fund’s investment criteria or for a variety of other reasons, such as to secure gains, limit losses, redeploy assets into opportunities believed to be more promising, or satisfy redemption requests, among others. In considering whether to sell a security, the Fund may evaluate factors including, but not limited to, the condition of the economy, changes in the issuer’s competitive position or financial condition, changes in the outlook for the issuer’s industry, and the Fund’s valuation target for the security.

Micro Cap Value Fund

To pursue its objective, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of micro-cap companies. The Fund will provide shareholders with at least 60 days’ notice of any change in this policy. For purposes of the policy, the Fund defines a micro-cap company as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Microcap® Index, a widely used benchmark for micro-cap value stock performance. The market capitalization range of the Russell Microcap® Index as of June 30, 2010, following its annual reconstitution, was $8 million to $647 million. This range varies daily.

Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities, and equity interests in real estate investment trusts, other types of trusts, partnerships, joint ventures, limited liability companies and similar enterprises. The Fund also may invest in other securities or instruments that are tied to the price of stocks, including stock purchase rights and convertible debt securities.

Micro-cap companies represent the smallest sector of companies based on market capitalization. Micro-cap companies may be in their earliest stages of development and may offer unique products, services or technologies or may serve special or rapidly expanding niches. Micro-cap stocks are not traded in the volume typical of stocks listed on a national securities exchange. The Fund is intended for investors who are willing to withstand the risk of short-term price fluctuations in exchange for attractive potential long-term returns.

The Fund uses fundamental analysis to look for micro-cap companies that appear to be undervalued. The Fund considers a stock undervalued if, in the portfolio manager’s view, its price does not reflect its potential worth. Because of their

PROSPECTUS – THE FUNDS

smaller size and low level of trading, micro-cap stocks are often overlooked or not closely followed by investors. The Fund will invest in companies that appear to have good prospects for improvement in earnings trends, asset values, or other positive attributes, which the Fund considers to be important factors in determining the future market valuation for the company’s stock. The Fund evaluates companies based on an analysis of their financial statements, products and operations, market sectors and interviews with management.

The Fund may invest in U.S. and foreign (which may include emerging market) companies. Foreign companies may include the following: companies that are incorporated outside of the U.S., but are headquartered within the U.S. and traded on a U.S. exchange; companies that are incorporated and headquartered outside of the U.S., but are traded primarily on a U.S. exchange; and companies that are traded on a non-U.S. exchange and denominated in a foreign currency. The Fund may invest up to 10% of its net assets in securities of foreign companies that are traded on a non-U.S. exchange and denominated in a foreign currency. The Fund may invest without limitation in other types of foreign companies, including ADRs. ADRs are traded on U.S. exchanges and typically are issued by a financial institution (such as a U.S. bank) acting as a depositary and represent the depositary’s holdings of a specified number of shares of a foreign company. An ADR entitles the holder to all dividends and capital gains earned by the underlying foreign securities.

The Fund may use derivatives, which are financial instruments that derive their value from the value of an underlying asset, reference rate, or index. The Fund may use derivatives for hedging, including protecting the Fund’s unrealized gains by hedging against possible adverse fluctuations in the securities markets or changes in interest rates or currency exchange rates that may reduce the market value of the Fund’s investment portfolio. The Fund also may use derivatives for non-hedging (sometimes referred to as “speculative”) purposes to enhance returns, efficiently invest excess cash, or quickly gain market exposure.

To the extent that the Fund is obligated under the derivatives contract to pay at a future date for the purchase of the security or make other future payments, the Fund will be required to segregate or earmark on its books cash or other liquid assets sufficient in value to cover the Fund’s future obligations under the contract. This setting aside of assets is generally referred to as “cover.”

The Fund is not registered with the Commodity Futures Trading Commission (or subject to registration or regulation) as a commodity pool operator under the Commodity Exchange Act. Derivatives that the Fund may use include the following:

•

Options: An option is the right to buy or sell a security (or other financial instrument) at a predetermined price. There are two basic types of options: a call option is the right to buy a security at a specific price; and a put option is

PROSPECTUS – THE FUNDS

the right to sell a security at a specific price. The Fund may buy options or sell (sometimes called “write”) options. The Fund may buy or sell standardized options, which typically are listed on an exchange, or buy or sell privately negotiated and customized options, which typically are traded over-the-counter.

If the Fund is buying a call option, it has the right to buy the security from the seller of the option. If the Fund is buying a put option, it has the right to sell the security to the seller of the option. Conversely, if the Fund is selling a call option, it must sell the security if the buyer of the option exercises the call option. If the Fund is selling a put option, it must buy the security from the buyer of the option if the buyer exercises the put option.

The Fund’s use of options is subject to certain restrictions. The Fund may not buy a put option or sell a call option unless the Fund actually holds the security or underlying asset that is the subject of the options contract. The Fund will not buy an option if, as a result of such purchase, more than 10% of its net assets would be invested in premiums for such options. The Fund only may sell put options to the extent that the cover for such options does not exceed 15% of its net assets. The Fund only may sell call options with respect to securities having an aggregate market value of less than 25% of its net assets at the time the Fund sells the option.

•

Forwards: Forward contracts obligate the Fund and its counterparty to trade an underlying asset (e.g., foreign currency) at a specific price on a specific date in the future. Forwards are traded over-the-counter.

•

Futures: Futures and forwards are similar, but futures are traded on an exchange and the counterparty to a futures contract is the clearing corporation for the appropriate exchange. Futures usually are settled in cash, rather than requiring delivery of the instrument. The Fund may buy or write options on futures.

•

Swaps: The Fund may enter into interest rate, equity index, credit, currency, and total return swap agreements, swaptions (options on swaps) and similar transactions. A swap transaction involves an agreement between two parties to exchange different cash flows based on a specified or “notional” amount. The cash flows exchanged in a specific transaction may be, among other things, payments that are the equivalent of interest on a principal amount, payments that would compensate the purchaser for losses on a defaulted security or basket of securities, or payments reflecting the performance of one or more specified currencies, securities, or indices. The Fund may enter into swap transactions with counterparties that generally are banks, securities dealers, or their respective affiliates.

PROSPECTUS – THE FUNDS

The Fund may sell a security if it no longer meets the Fund’s investment criteria or for a variety of other reasons, such as to secure gains, limit losses, redeploy assets into opportunities believed to be more promising, or satisfy redemption requests, among others. In considering whether to sell a security, the Fund may evaluate factors including, but not limited to, the condition of the economy, changes in the issuer’s competitive position or financial condition, changes in the outlook for the issuer’s industry, and the Fund’s valuation target for the security.

Value Opportunities Fund

To pursue its objective, the Fund normally invests at least 65% of its net assets in equity securities of small and mid-sized companies. The remainder of the Fund’s assets may be invested in companies of all capitalization ranges. The Fund may change this policy at any time.

Small and mid-sized companies are defined as companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 2500® Index, a widely used benchmark for small and mid-sized stock performance. The market capitalization range of the Russell 2500® Index as of June 30, 2010, following its most recent annual reconstitution, was approximately $39 million to $5.2 billion. This range varies daily.

Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities, and equity interests in real estate investment trusts, other types of trusts, partnerships, joint ventures, limited liability companies and similar enterprises. The Fund also may invest in other securities or instruments that are tied to the price of stocks, including stock purchase rights and convertible debt securities.

In selecting investments, the Fund attempts to invest in companies the portfolio manager believes have been undervalued by the market and are selling at reasonable prices in relation to our assessment of their potential or intrinsic value. A security may be undervalued by the market because of a lack of awareness of the company’s intrinsic value or a lack of recognition of the company’s future potential. In addition, a company may be undervalued because it may be temporarily out of favor by the market.

The Fund attempts to invest in the securities of smaller, less well-known companies, and mid-sized companies, selling at reasonable prices in relation to our assessment of their potential value. The Fund selects stocks using:

•

Quantitative research to identify stocks the Fund believes represent the best bargains. As part of this process, the Fund may look at the price of a company’s stock in relation to the company’s book value, its sales, the value of its assets, its earnings and cash flow.

PROSPECTUS – THE FUNDS

•	Fundamental research to evaluate a company’s operating environment, resources and strategic plans and to assess its prospects for exceeding earnings expectations.

The Fund may invest in U.S. and foreign (which may include emerging market) companies. Foreign companies may include the following: companies that are incorporated outside of the U.S., but are headquartered within the U.S. and traded on a U.S. exchange; companies that are incorporated and headquartered outside of the U.S., but are traded primarily on a U.S. exchange; and companies that are traded on a non-U.S. exchange and denominated in a foreign currency. The Fund may invest up to 10% of its net assets in securities of foreign companies that are traded on a non-U.S. exchange and denominated in a foreign currency. The Fund may invest without limitation in other types of foreign companies, including ADRs. ADRs are traded on U.S. exchanges and typically are issued by a financial institution (such as a U.S. bank) acting as a depositary and represent the depositary’s holdings of a specified number of shares of a foreign company. An ADR entitles the holder to all dividends and capital gains earned by the underlying foreign securities.

The Fund may use derivatives, which are financial instruments that derive their value from the value of an underlying asset, reference rate, or index. The Fund may use derivatives for hedging, including protecting the Fund’s unrealized gains by hedging against possible adverse fluctuations in the securities markets or changes in interest rates or currency exchange rates that may reduce the market value of the Fund’s investment portfolio. The Fund also may use derivatives for non-hedging (sometimes referred to as “speculative”) purposes to enhance returns, efficiently invest excess cash, or quickly gain market exposure.

To the extent that the Fund is obligated under a derivatives contract to pay at a future date for the purchase of the security or make other future payments, the Fund will be required to segregate or earmark on its books cash or other liquid assets sufficient in value to cover the Fund’s future obligations under the contract. This setting aside of assets is generally referred to as “cover.”

The Fund is not registered with the Commodity Futures Trading Commission (or subject to registration or regulation) as a commodity pool operator under the Commodity Exchange Act. Derivatives that the Fund may use include the following:

•

Options: An option is the right to buy or sell a security (or other financial instrument) at a predetermined price. There are two basic types of options: a call option is the right to buy a security at a specific price; and a put option is the right to sell a security at a specific price. The Fund may buy options or sell (sometimes called “write”) options. The Fund may buy or sell standardized

PROSPECTUS – THE FUNDS

options, which typically are listed on an exchange, or buy or sell privately negotiated and customized options, which typically are traded over-the-counter.

If the Fund is buying a call option, it has the right to buy the security from the seller of the option. If the Fund is buying a put option, it has the right to sell the security to the seller of the option. Conversely, if the Fund is selling a call option, it must sell the security if the buyer of the option exercises the call option. If the Fund is selling a put option, it must buy the security from the buyer of the option if the buyer exercises the put option.

The Fund’s use of options is subject to certain restrictions. The Fund may not buy a put option or sell a call option unless the Fund actually holds the security or underlying asset that is the subject of the options contract. The Fund will not buy an option if, as a result of such purchase, more than 10% of its net assets would be invested in premiums for such options. The Fund only may sell put options to the extent that the cover for such options does not exceed 15% of its net assets. The Fund only may sell call options with respect to securities having an aggregate market value of less than 25% of its net assets at the time the Fund sells the option.

•

Forwards: Forward contracts obligate the Fund and its counterparty to trade an underlying asset (e.g., foreign currency) at a specific price on a specific date in the future. Forwards are traded over-the-counter.

•

Futures: Futures and forwards are similar, but futures are traded on an exchange and the counterparty to a futures contract is the clearing corporation for the appropriate exchange. Futures usually are settled in cash, rather than requiring delivery of the instrument. The Fund may buy or write options on futures.

•

Swaps: The Fund may enter into interest rate, equity index, credit, currency, and total return swap agreements, swaptions (options on swaps) and similar transactions. A swap transaction involves an agreement between two parties to exchange different cash flows based on a specified or “notional” amount. The cash flows exchanged in a specific transaction may be, among other things, payments that are the equivalent of interest on a principal amount, payments that would compensate the purchaser for losses on a defaulted security or basket of securities, or payments reflecting the performance of one or more specified currencies, securities, or indices. The Fund may enter into swap transactions with counterparties that generally are banks, securities dealers, or their respective affiliates.

The Fund may sell a security if it no longer meets the Fund’s investment criteria or for a variety of other reasons, such as to secure gains, limit losses, redeploy assets into opportunities believed to be more promising, or satisfy redemption

PROSPECTUS – THE FUNDS

requests, among others. In considering whether to sell a security, the Fund may evaluate factors including, but not limited to, the condition of the economy, changes in the issuer’s competitive position or financial condition, changes in the outlook for the issuer’s industry, and the Fund’s valuation target for the security.

PRINCIPAL RISKS

Alpha Strategy Fund

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. Before you invest in the Fund, you should carefully evaluate the risks in light of your investment goals. An investment in the Fund held for longer periods over full market cycles typically provides the most favorable results.

The Fund’s investment exposure through the underlying funds primarily consists of investments in common stocks and other equity securities. Stock markets may experience significant volatility at times and may fall sharply in response to adverse events. Different segments of the stock market may react differently than other segments and U.S. markets may react differently than foreign markets. Individual stock prices also may experience dramatic movements in price. Factors that may affect the markets in general or individual stocks include periods of slower growth or recessionary economic conditions, future expectations of poor economic conditions or lack of investor confidence. In addition, individual stocks may be adversely affected by factors such as reduced sales, increased costs or a negative outlook for the future performance of the company. Common stock represents ownership in a company. In claims for assets in a liquidation and in claims for dividends, common stock has lower priority than preferred stock or debt securities.

Although the Fund maintains a diversified portfolio, from time to time one or more of the underlying funds may favor investments in one or more particular industries or sectors. To the extent that an underlying fund emphasizes a particular industry or sector, the value of the relevant portion of the underlying fund’s investments may fluctuate in response to events affecting that industry or sector (such as government regulations, resource availability or economic developments) to a greater degree than securities within other industries or sectors.

In addition to the risks of overall market movements and risks that are specific to an individual security, the principal risks you assume when investing in the Fund are described below. The Fund attempts to manage these risks through portfolio diversification, and continual portfolio review and analysis, but there can be no

PROSPECTUS – THE FUNDS

assurance or guarantee that these strategies will be successful in reducing risk. Please see the SAI for a further discussion of strategies employed by the underlying funds and the risks associated with an investment in the Fund.

•

Small Company Risk: The Fund’s investment exposure through the underlying funds primarily consists of investments in equity securities of small companies, which typically involve greater investment risks than larger companies. Small companies may have limited management experience or depth, limited ability to generate or borrow capital needed for growth, and limited products or services. Small companies may operate in markets that have not yet been established or only have a small share of more developed markets. Accordingly, small company securities tend to be more sensitive to changing economic conditions and tend to be more volatile and less liquid than equity securities of larger companies.

•

Blend Style Risk: The Fund uses a “blend” strategy to invest in the underlying funds that employ both growth and value stocks, or in stocks with characteristics of both. The prices of growth stocks may fall dramatically if, for example, the company fails to meet earnings or revenue projections. The prices of value stocks may lag the market for long periods of time if the market fails to recognize the company’s worth. By combining both growth and value styles, the portfolio managers seek to diversify these risks and lower the volatility, but there is no assurance this strategy will achieve that result.

•

Portfolio Management Risk: The strategies used by the Fund’s portfolio management to allocate the Fund’s assets among the underlying funds, and the strategies used and securities selected by the underlying funds’ portfolio management, may fail to produce the intended result and the Fund may not achieve its objective. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, and may generate losses even in a rising market.

•

Foreign Company Risk: The Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic and social volatility, lack of transparency, or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. A change in the value of a foreign currency relative to the U.S. dollar will change the value of securities held by the underlying fund that are denominated in that foreign currency, including the value of any income distributions payable to the underlying fund as a holder of such securities. In addition, foreign company securities may be subject to less trading volume and liquidity, which may lead to greater price fluctuation. The underlying fund may invest in securities of issuers whose economic fortunes are linked to

PROSPECTUS – THE FUNDS

non-U.S. markets, but which principally are traded on a U.S. securities market or exchange and denominated in U.S. dollars. To the extent that the underlying fund invests in this manner, the percentage of the underlying fund’s assets that is exposed to the risks associated with foreign companies may exceed the percentage of the underlying fund’s assets that are invested in foreign securities that principally are traded outside of the U.S. The underlying fund’s investments in emerging market companies generally are subject to more risks than investments in developed market companies.

•

Emerging Market Company Risk: Certain of the underlying funds may invest in emerging country securities. The securities markets of emerging countries tend to be less liquid, especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and may not be subject to as extensive and frequent accounting, financial and other reporting requirements as securities issued in more developed countries. Further, investing in the securities of issuers located in certain emerging countries may present a greater risk of loss resulting from problems in security registration and custody or substantial economic or political disruptions. Certain of the underlying funds may invest in securities of companies whose economic fortunes are linked to emerging markets but which principally are traded on a non-emerging market exchange. Such investments do not meet the Fund’s definition of an emerging market security. To the extent an underlying fund invests in this manner, the percent of the Fund’s portfolio that is exposed to emerging market risks may be greater than the percent of the Fund’s assets that the Fund defines as representing emerging market securities.

•

Foreign Currency Risk: Certain of the underlying funds may invest in securities denominated in foreign currencies, which are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by an underlying fund that are denominated in those currencies. An underlying fund’s use of currency-related transactions involves the risk that Lord Abbett will not accurately predict currency movements, and an underlying fund’s return could be reduced as a result. Also, it may be difficult or impractical to hedge currency risk in many developing or emerging countries.

•

Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to

PROSPECTUS – THE FUNDS

leverage risk, which may increase an underlying fund’s volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

Because derivatives may involve a small amount of cash relative to the total amount of the transaction (known as leverage), the magnitude of losses from derivatives may be greater than the amount originally invested by an underlying fund in the derivative instrument. An underlying fund’s use of leverage may make the underlying fund more volatile. The underlying fund may be required to identify and earmark permissible liquid assets to cover its obligations under these transactions. The underlying fund may have to liquidate positions before it is desirable to do so in order to fulfill its requirements to provide asset coverage for derivative transactions. The underlying fund’s use of derivatives may affect the amount, timing and character of distributions, and may cause the underlying fund to realize more short-term capital gain and ordinary income than if the underlying fund did not use derivatives.

There is no assurance that an underlying fund will be able to employ its derivatives strategy successfully. Whether an underlying fund’s use of derivatives is successful will depend on, among other things, the underlying fund’s ability to correctly forecast market movements, company and industry valuation levels and trends, changes in foreign exchange rates, and other factors. If the underlying fund incorrectly forecasts these and other factors, the underlying fund’s performance could suffer. Although hedging may reduce or eliminate losses, it may also reduce or eliminate gains.

Temporary or Defensive Investments. The Fund seeks to remain fully invested in accordance with its investment objective. To respond to adverse economic, market, political or other conditions that are unfavorable for investors, however, the Fund may invest its assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments, money market fund shares, and other money market instruments. The Fund also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. When investing in this manner, the Fund may be unable to achieve its investment objective.

Fundamental Equity Fund, Large Cap Value Fund, and Value Opportunities Fund

As used in this subsection of the prospectus, the term “the Fund” refers to each of Fundamental Equity Fund, Large Cap Value Fund, and Value Opportunities Fund, unless reference to a specific Fund is provided.

PROSPECTUS – THE FUNDS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. Before you invest in the Fund, you should carefully evaluate the risks in light of your investment goals. An investment in the Fund held for longer periods over full market cycles typically provides the most favorable results.

The Fund primarily invests in common stocks and other equity securities. Stock markets may experience significant volatility at times and may fall sharply in response to adverse events. Different segments of the stock market may react differently than other segments and U.S. markets may react differently than foreign markets. Individual stock prices also may experience dramatic movements in price. Factors that may affect the markets in general or individual stocks include periods of slower growth or recessionary economic conditions, future expectations of poor economic conditions or lack of investor confidence. In addition, individual stocks may be affected adversely by factors such as reduced sales, increased costs or a negative outlook for the future performance of the company. Common stock represents ownership in a company. In claims for assets in a liquidation or bankruptcy and in claims for dividends, common stock has lower priority than preferred stock and debt securities.

Although the Fund maintains a diversified portfolio, from time to time the Fund may favor investments in one or more particular industries or sectors. To the extent that the Fund emphasizes a particular industry or sector, the value of the relevant portion of the Fund’s investments may fluctuate in response to events affecting that industry or sector (such as government regulations, resource availability or economic developments) to a greater degree than securities within other industries or sectors.

In addition to the risks of overall market movements and risks that are specific to an individual security, the principal risks you assume when investing in the Fund are described below. The Fund attempts to manage these risks through careful security selection, portfolio diversification, and continual portfolio review and analysis, but there can be no assurance or guarantee that these strategies will be successful in reducing risk. Please see the SAI for a further discussion of strategies employed by the Fund and the risks associated with an investment in the Fund.

•

Large Company Risk: Larger, more established companies may be unable to respond quickly to certain market developments. In addition, larger companies may have slower rates of growth as compared to successful, but less well-established, smaller companies, especially during market cycles corresponding to periods of economic expansion. (This risk applies to Fundamental Equity Fund and Large Cap Value Fund.)

PROSPECTUS – THE FUNDS

•

Mid and Small Company Risk: Investments in mid-sized or small company stocks generally involve greater risks than investments in large company stocks. Mid-sized or small companies may be less able to weather economic shifts or other adverse developments than larger, more established companies. They may have less experienced management and unproven track records. They may rely on limited product lines and have more limited financial resources. These factors may make them more susceptible to setbacks or economic downturns. Mid-sized or small company stocks tend to have fewer shares outstanding and trade less frequently than the stocks of larger companies. In addition, there may be less liquidity in mid-sized or small company stocks, subjecting them to greater price fluctuations than larger company stocks. (This risk applies to Fundamental Equity Fund and Value Opportunities Fund.)

•	Value Investing Risk: The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize the company’s intrinsic worth.

•

Portfolio Management Risk: The strategies used and securities selected by the Fund’s portfolio management may fail to produce the intended result and the Fund may not achieve its objective. The securities selected for the Fund may not perform as well as other securities that were not selected for the Fund. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, and may generate losses even in a rising market.

•

Foreign Company Risk: The Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic and social volatility, lack of transparency, or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. A change in the value of a foreign currency relative to the U.S. dollar will change the value of securities held by the Fund that are denominated in that foreign currency, including the value of any income distributions payable to the Fund as a holder of such securities. In addition, foreign company securities may be subject to less trading volume and liquidity, which may lead to greater price fluctuation. The Fund may invest in securities of issuers whose economic fortunes are linked to non-U.S. markets, but which principally are traded on a U.S. securities market or exchange and denominated in U.S. dollars. To the extent that the Fund invests in this manner, the percentage of the Fund’s assets that is exposed to the risks associated with foreign companies may exceed the percentage of the Fund’s

PROSPECTUS – THE FUNDS

assets that are invested in foreign securities that principally are traded outside of the U.S. The Fund’s investments in emerging market companies generally are subject to more risks than investments in developed market companies.

•

Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund’s volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

Because derivatives may involve a small amount of cash relative to the total amount of the transaction (known as leverage), the magnitude of losses from derivatives may be greater than the amount originally invested by the Fund in the derivative instrument. The Fund’s use of leverage may make the Fund more volatile. The Fund may be required to identify and earmark permissible liquid assets to cover its obligations under these transactions. The Fund may have to liquidate positions before it is desirable to do so in order to fulfill its requirements to provide asset coverage for derivative transactions. The Fund’s use of derivatives may affect the amount, timing and character of distributions, and may cause the Fund to realize more short-term capital gain and ordinary income than if the Fund did not use derivatives.

There is no assurance that the Fund will be able to employ its derivatives strategy successfully. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, company and industry valuation levels and trends, changes in foreign exchange rates, and other factors. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer. Although hedging may reduce or eliminate losses, it may also reduce or eliminate gains.

Portfolio Turnover. The Fund may engage in active and frequent trading in seeking to achieve its investment objective, and may have a portfolio turnover rate of over 100% annually. Increased portfolio turnover may result in higher brokerage fees or other transaction costs. These costs are not reflected in the Fund’s annual operating expenses or in the expense example, but such costs can reduce the Fund’s investment performance. If the Fund realizes capital gains when it sells investments, it generally must pay those gains to shareholders, resulting in higher taxes when Fund shares are held in a taxable account. The Financial Highlights table at the end of this prospectus shows the Fund’s portfolio turnover rate during past fiscal years.

PROSPECTUS – THE FUNDS

Temporary or Defensive Investments. The Fund seeks to remain fully invested in accordance with its investment objective. To respond to adverse economic, market, political or other conditions that are unfavorable for investors, however, the Fund may invest its assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments, money market fund shares, and other money market instruments. The Fund also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. When investing in this manner, the Fund may be unable to achieve its investment objective.

International Core Equity Fund

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. Before you invest in the Fund, you should carefully evaluate the risks in light of your investment goals. An investment in the Fund held for longer periods over full market cycles typically provides the most favorable results.

The Fund primarily invests in stocks and other equity securities. Stock markets may experience significant volatility at times and may fall sharply in response to adverse events. Different segments of the stock market may react differently than other segments and U.S. markets may react differently than foreign markets. Individual stock prices also may experience dramatic movements in price. Factors that may affect the markets in general or individual stocks include periods of slower growth or recessionary economic conditions, future expectations of poor economic conditions or lack of investor confidence. In addition, individual stocks may be adversely affected by factors such as reduced sales, increased costs or a negative outlook for the future performance of the company.

Although the Fund maintains a diversified portfolio, from time to time the Fund may favor investments in one or more particular industries or sectors. To the extent that the Fund emphasizes a particular industry or sector, the value of that portion of the Fund’s investments may fluctuate in response to events affecting that industry or sector (such as government regulations, resource availability or economic developments) to a greater degree than securities within other industries or sectors.

In addition to the risks of overall market movements and risks that are specific to an individual security, the principal risks you assume when investing in the Fund are described below. The Fund attempts to manage these risks through careful security selection, portfolio diversification, and continual portfolio review and

PROSPECTUS – THE FUNDS

analysis, but there can be no assurance or guarantee that these strategies will be successful in reducing risk. Please see the SAI for a further discussion of strategies employed by the Fund and the risks associated with an investment in the Fund.

•

Foreign Company Risk: The Fund’s investment exposure to foreign companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic and social volatility, currency exchange fluctuations, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. A change in the value of a foreign currency relative to the U.S. dollar will change the value of securities held by the Fund that are denominated in that foreign currency, including the value of any income distributions payable to the Fund as a holder of such securities. In addition, foreign company securities may be subject to less trading volume and liquidity, which may lead to greater price fluctuation. The Fund may invest in securities of issuers whose economic fortunes are linked to non-U.S. markets, but which principally are traded on a U.S. securities market or exchange and denominated in U.S. dollars. To the extent that the Fund invests in this manner, the percentage of the Fund’s assets that is exposed to the risks associated with foreign companies may exceed the percentage of the Fund’s assets that are invested in foreign securities that principally are traded outside of the U.S. The Fund’s investments in emerging market companies generally are subject to more risks than investments in developed market companies.

•

Emerging Markets Risk: Investments in emerging markets may be considered speculative and generally are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Emerging markets are more likely to experience hyperinflation and currency devaluations. Securities of emerging market companies may have far lower trading volumes, tend to be less liquid, especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and may not be subject to as extensive and frequent accounting, financial and other reporting requirements as securities issued in more developed countries. Further, investing in the securities of issuers located in certain emerging countries may present a greater risk of loss resulting from problems in security registration and custody or substantial economic or political disruptions. The Fund may invest in securities of companies whose economic fortunes are linked to emerging markets but which principally are traded on a non-emerging market exchange. Such investments do not meet the Fund’s definition of an emerging market security. To the extent the Fund invests in this manner, the percent of the Fund’s portfolio that is exposed to emerging market risks may be greater than the percent of the Fund’s assets that the Fund defines as representing emerging market securities.

PROSPECTUS – THE FUNDS

•

Foreign Currency Risk: The Fund may invest in securities denominated in foreign currencies, which are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Fund that are denominated in those currencies. The Fund’s use of currency-related transactions involves the risk that the Fund will not accurately predict currency movements and the Fund’s return could be reduced as a result. Also, it may be difficult or impractical to hedge currency risk in many developing or emerging countries.

•

Large Company Risk: Larger, more established companies may be unable to respond quickly to certain market developments. In addition, larger companies may have slower rates of growth as compared to successful, but less well-established, smaller companies, especially during market cycles corresponding to periods of economic expansion.

•

Derivatives Risk: To the extent that the Fund uses derivatives, the Fund will be exposed to the risk that the value of a derivative instrument does not move in correlation with the value of the underlying security, market index or interest rate, or moves in an opposite direction than anticipated by the Fund. Investing in derivatives also involves the risk that the derivatives will become illiquid and that the counterparty to the options, futures, forwards or swap agreement or contract may fail to perform its obligations.

Because derivatives may involve a small amount of cash relative to the total amount of the transaction, the magnitude of losses from derivatives may be greater than the amount originally invested by the Fund in the derivative instrument. In addition, the Fund may be required to segregate permissible liquid assets to cover its obligations under these transactions and may have to liquidate positions before it is desirable to do so to fulfill its requirements to segregate.

There is no assurance that a Fund will be able to employ its derivatives strategy successfully. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, company and industry valuation levels and trends, changes in foreign exchange rates, and other factors. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer.

•

Portfolio Management Risk: The strategies used and securities selected by the Fund’s portfolio management may fail to produce the intended result and the Fund may not achieve its objective. The securities selected for the Fund may not perform as well as other securities that were not selected for the

PROSPECTUS – THE FUNDS

Fund. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, and may generate losses even in a rising market.

Portfolio Turnover. The Fund may engage in active and frequent trading in seeking to achieve its investment objective, and may have a portfolio turnover rate of over 100% annually. Increased portfolio turnover may result in higher brokerage fees or other transaction costs. These costs are not reflected in the Fund’s annual operating expenses or in the expense example, but such costs can reduce the Fund’s investment performance. If the Fund realizes capital gains when it sells investments, it generally must pay those gains to shareholders, resulting in higher taxes when Fund shares are held in a taxable account. The Financial Highlights table at the end of this prospectus shows the Fund’s portfolio turnover rate during past fiscal years.

Temporary or Defensive Investments. The Fund seeks to remain fully invested in accordance with its investment objective. To respond to adverse economic, market, political or other conditions that are unfavorable for investors, however, the Fund may invest its assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments, money market fund shares, and other money market instruments. The Fund also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. When investing in this manner, the Fund may be unable to achieve its investment objective.

International Dividend Income Fund

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. Before you invest in the Fund, you should carefully evaluate the risks in light of your investment goals. An investment in the Fund held for longer periods over full market cycles typically provides the most favorable results.

The Fund primarily invests in stocks and other equity securities. Stock markets may experience significant volatility at times and may fall sharply in response to adverse events. Different segments of the stock market may react differently than other segments and U.S. markets may react differently than foreign markets. Individual stock prices also may experience dramatic movements in price. Factors that may affect the markets in general or individual stocks include periods of slower growth or recessionary economic conditions, future expectations of poor

PROSPECTUS – THE FUNDS

economic conditions or lack of investor confidence. In addition, individual stocks may be adversely affected by factors such as reduced sales, increased costs or a negative outlook for the future performance of the company.

Although the Fund maintains a diversified portfolio, from time to time the Fund may favor investments in one or more particular industries or sectors. To the extent that the Fund emphasizes a particular industry or sector, the value of the relevant portion of the Fund’s investments may fluctuate in response to events affecting that industry or sector (such as government regulations, resource availability or economic developments) to a greater degree than securities within other industries or sectors.

In addition to the risks of overall market movements and risks that are specific to an individual security, the principal risks you assume when investing in the Fund are described below. The Fund attempts to manage these risks through careful security selection, portfolio diversification, and continual portfolio review and analysis, but there can be no assurance or guarantee that these strategies will be successful in reducing risk. Please see the SAI for a further discussion of strategies employed by the Fund and the risks associated with an investment in the Fund.

•

Foreign Company Risk: The Fund’s investment exposure to foreign companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic and social volatility, currency exchange fluctuations, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. A change in the value of a foreign currency relative to the U.S. dollar will change the value of securities held by the Fund that are denominated in that foreign currency, including the value of any income distributions payable to the Fund as a holder of such securities. In addition, foreign company securities may be subject to less trading volume and liquidity, which may lead to greater price fluctuation. The Fund may invest in securities of issuers whose economic fortunes are linked to non-U.S. markets, but which principally are traded on a U.S. securities market or exchange and denominated in U.S. dollars. To the extent that the Fund invests in this manner, the percentage of the Fund’s assets that is exposed to the risks associated with foreign companies may exceed the percentage of the Fund’s assets that are invested in foreign securities that principally are traded outside of the U.S. The Fund’s investments in emerging market companies generally are subject to more risks than investments in developed market companies.

•

Emerging Markets Risk: Investments in emerging markets may be considered speculative and generally are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Emerging markets are more likely to experience hyperinflation and currency

PROSPECTUS – THE FUNDS

devaluations. Securities of emerging market companies may have far lower trading volumes, tend to be less liquid, especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and may not be subject to as extensive and frequent accounting, financial and other reporting requirements as securities issued in more developed countries. Further, investing in the securities of issuers located in certain emerging countries may present a greater risk of loss resulting from problems in security registration and custody or substantial economic or political disruptions. The Fund may invest in securities of companies whose economic fortunes are linked to emerging markets but which principally are traded on a non-emerging market exchange. Such investments do not meet the Fund’s definition of an emerging market security. To the extent the Fund invests in this manner, the percent of the Fund’s portfolio that is exposed to emerging market risks may be greater than the percent of the Fund’s assets that the Fund defines as representing emerging market securities.

•

Foreign Currency Risk: The Fund may invest in securities denominated in foreign currencies, which are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Fund that are denominated in those currencies. The Fund’s use of currency-related transactions involves the risk that the Fund will not accurately predict currency movements and the Fund’s return could be reduced as a result. Also, it may be difficult or impractical to hedge currency risk in many developing or emerging countries.

•	Value Investing Risk: The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize the company’s intrinsic worth.

•

Derivatives Risk: To the extent that the Fund uses derivatives, the Fund will be exposed to the risk that the value of a derivative instrument does not move in correlation with the value of the underlying security, market index or interest rate, or moves in an opposite direction than anticipated by the Fund. Investing in derivatives also involves the risk that the derivatives will become illiquid and that the counterparty to the options, futures, forwards or swap agreement or contract may fail to perform its obligations.

Because derivatives may involve a small amount of cash relative to the total amount of the transaction, the magnitude of losses from derivatives may be greater than the amount originally invested by the Fund in the derivative instrument. In addition, the Fund may be required to segregate permissible

PROSPECTUS – THE FUNDS

liquid assets to cover its obligations under these transactions and may have to liquidate positions before it is desirable to do so to fulfill its requirements to segregate.

There is no assurance that a Fund will be able to employ its derivatives strategy successfully. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, company and industry valuation levels and trends, changes in foreign exchange rates, and other factors. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer.

•

Portfolio Management Risk: The strategies used and securities selected by the Fund’s portfolio management may fail to produce the intended result and the Fund may not achieve its objective. The securities selected for the Fund may not perform as well as other securities that were not selected for the Fund. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, and may generate losses even in a rising market.

Portfolio Turnover. The Fund may engage in active and frequent trading in seeking to achieve its investment objective, and may have a portfolio turnover rate of over 100% annually. Increased portfolio turnover may result in higher brokerage fees or other transaction costs. These costs are not reflected in the Fund’s annual operating expenses or in the expense example, but such costs can reduce the Fund’s investment performance. If the Fund realizes capital gains when it sells investments, it generally must pay those gains to shareholders, resulting in higher taxes when Fund shares are held in a taxable account. The Financial Highlights table at the end of this prospectus shows the Fund’s portfolio turnover rate during past fiscal years.

Temporary or Defensive Investments. The Fund seeks to remain fully invested in accordance with its investment objective. To respond to adverse economic, market, political or other conditions that are unfavorable for investors, however, the Fund may invest its assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments, money market fund shares, and other money market instruments. The Fund also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. When investing in this manner, the Fund may be unable to achieve its investment objective.

International Opportunities Fund

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you

PROSPECTUS – THE FUNDS

paid for them, which means that you may lose a portion or all of the money you invested in the Fund. Before you invest in the Fund, you should carefully evaluate the risks in light of your investment goals. An investment in the Fund held for longer periods over full market cycles typically provides the most favorable results.

The Fund primarily invests in stocks and other equity securities. Stock markets may experience significant volatility at times and may fall sharply in response to adverse events. Different segments of the stock market may react differently than other segments and U.S. markets may react differently than foreign markets. Individual stock prices also may experience dramatic movements in price. Factors that may affect the markets in general or individual stocks include periods of slower growth or recessionary economic conditions, future expectations of poor economic conditions or lack of investor confidence. In addition, individual stocks may be adversely affected by factors such as reduced sales, increased costs or a negative outlook for the future performance of the company.

Although the Fund maintains a diversified portfolio, from time to time the Fund may favor investments in one or more particular industries or sectors. To the extent that the Fund emphasizes a particular industry or sector, the value of the relevant portion of the Fund’s investments may fluctuate in response to events affecting that industry or sector (such as government regulations, resource availability or economic developments) to a greater degree than securities within other industries or sectors.

In addition to the risks of overall market movements and risks that are specific to an individual security, the principal risks you assume when investing in the Fund are described below. The Fund attempts to manage these risks through careful security selection, portfolio diversification, and continual portfolio review and analysis, but there can be no assurance or guarantee that these strategies will be successful in reducing risk. Please see the SAI for a further discussion of strategies employed by the Fund and the risks associated with an investment in the Fund.

•

Small and Mid-Sized Company Risk: The Fund’s investments in equity securities of small and mid-sized companies typically involve greater investment risks than larger companies. Small and mid-sized companies may have limited management experience or depth, limited ability to generate or borrow capital needed for growth, and limited products or services. Small and mid-sized companies may operate in markets that have not yet been established or only have a small share of more developed markets. Accordingly, small and mid-sized company securities tend to be more sensitive to changing economic conditions and tend to be more volatile and less liquid than equity securities of larger companies.

PROSPECTUS – THE FUNDS

•

Blend Style Risk: The Fund invests in both growth and value stocks, or in stocks with characteristics of both. The prices of growth stocks may fall dramatically if, for example, the company fails to meet earnings or revenue projections. The prices of value stocks may lag the market for long periods of time if the market fails to recognize the company’s worth. A portfolio that combines growth and value styles may diversify these risks and lower the volatility, but there is no assurance this strategy will achieve that result.

•

Foreign Company Risk: The Fund’s investment exposure to foreign companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic and social volatility, currency exchange fluctuations, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. A change in the value of a foreign currency relative to the U.S. dollar will change the value of securities held by the Fund that are denominated in that foreign currency, including the value of any income distributions payable to the Fund as a holder of such securities. In addition, foreign company securities may be subject to less trading volume and liquidity, which may lead to greater price fluctuation. The Fund may invest in securities of issuers whose economic fortunes are linked to non-U.S. markets, but which principally are traded on a U.S. securities market or exchange and denominated in U.S. dollars. To the extent that the Fund invests in this manner, the percentage of the Fund’s assets that is exposed to the risks associated with foreign companies may exceed the percentage of the Fund’s assets that are invested in foreign securities that principally are traded outside of the U.S. The Fund’s investments in emerging market companies generally are subject to more risks than investments in developed market companies.

•

Emerging Markets Risk: Investments in emerging markets may be considered speculative and generally are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Emerging markets are more likely to experience hyperinflation and currency devaluations. Securities of emerging market companies may have far lower trading volumes, tend to be less liquid, especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and may not be subject to as extensive and frequent accounting, financial and other reporting requirements as securities issued in more developed countries. Further, investing in the securities of issuers located in certain emerging countries may present a greater risk of loss resulting from problems in security registration and custody or substantial economic or political disruptions. The Fund may invest in securities of companies whose economic fortunes are linked to emerging markets but which principally are traded on a non-emerging market exchange. Such investments do not meet the

PROSPECTUS – THE FUNDS

Fund’s definition of an emerging market security. To the extent that the Fund invests in this manner, the percent of the Fund’s portfolio that is exposed to emerging market risks may be greater than the percent of the Fund’s assets that the Fund defines as representing emerging market securities.

•

Foreign Currency Risk: The Fund may invest in securities denominated in foreign currencies, which are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Fund that are denominated in those currencies. The Fund’s use of currency-related transactions involves the risk that the Fund will not accurately predict currency movements and the Fund’s return could be reduced as a result. Also, it may be difficult or impractical to hedge currency risk in many developing or emerging countries.

•

Derivatives Risk: To the extent that the Fund uses derivatives, the Fund will be exposed to the risk that the value of a derivative instrument does not move in correlation with the value of the underlying security, market index or interest rate, or moves in an opposite direction than anticipated by the Fund. Investing in derivatives also involves the risk that the derivatives will become illiquid and that the counterparty to the options, futures, forwards or swap agreement or contract may fail to perform its obligations.

Because derivatives may involve a small amount of cash relative to the total amount of the transaction, the magnitude of losses from derivatives may be greater than the amount originally invested by the Fund in the derivative instrument. In addition, the Fund may be required to segregate permissible liquid assets to cover its obligations under these transactions and may have to liquidate positions before it is desirable to do so to fulfill its requirements to segregate.

There is no assurance that a Fund will be able to employ its derivatives strategy successfully. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, company and industry valuation levels and trends, changes in foreign exchange rates, and other factors. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer.

•

Portfolio Management Risk: The strategies used and securities selected by the Fund’s portfolio management may fail to produce the intended result and the Fund may not achieve its objective. The securities selected for the Fund may not perform as well as other securities that were not selected for the

PROSPECTUS – THE FUNDS

Fund. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, and may generate losses even in a rising market.

Portfolio Turnover. The Fund may engage in active and frequent trading in seeking to achieve its investment objective, and may have a portfolio turnover rate of over 100% annually. Increased portfolio turnover may result in higher brokerage fees or other transaction costs. These costs are not reflected in the Fund’s annual operating expenses or in the expense example, but such costs can reduce the Fund’s investment performance. If the Fund realizes capital gains when it sells investments, it generally must pay those gains to shareholders, resulting in higher taxes when Fund shares are held in a taxable account. The Financial Highlights table at the end of this prospectus shows the Fund’s portfolio turnover rate during past fiscal years.

Temporary or Defensive Investments. The Fund seeks to remain fully invested in accordance with its investment objective. To respond to adverse economic, market, political or other conditions that are unfavorable for investors, however, the Fund may invest its assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments, money market fund shares, and other money market instruments. The Fund also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. When investing in this manner, the Fund may be unable to achieve its investment objective.

Micro Cap Growth Fund and Micro Cap Value Fund

As used in this subsection of the prospectus, the term “the Fund” refers to each of Micro Cap Growth Fund and Micro Cap Value Fund, unless reference to a specific Fund is provided.

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. Before you invest in the Fund, you should carefully evaluate the risks in light of your investment goals. An investment in the Fund held for longer periods over full market cycles typically provides the most favorable results.

The Fund primarily invests in stocks and other equity securities. Stock markets may experience significant volatility at times and may fall sharply in response to adverse events. Different segments of the stock market may react differently than other segments and U.S. markets may react differently than foreign markets.

PROSPECTUS – THE FUNDS

Individual stock prices also may experience dramatic movements in price. Factors that may affect the markets in general or individual stocks include periods of slower growth or recessionary economic conditions, future expectations of poor economic conditions or lack of investor confidence. In addition, individual stocks may be adversely affected by factors such as reduced sales, increased costs or a negative outlook for the future performance of the company.

Although the Fund maintains a diversified portfolio, from time to time the Fund may favor investments in one or more particular industries or sectors. To the extent that the Fund emphasizes a particular industry or sector, the value of the relevant portion of the Fund’s investments may fluctuate in response to events affecting that industry or sector (such as government regulations, resource availability or economic developments) to a greater degree than securities within other industries or sectors.

In addition to the risks of overall market movements and risks that are specific to an individual security, the principal risks you assume when investing in the Fund are described below. The Fund attempts to manage these risks through careful security selection, portfolio diversification, and continual portfolio review and analysis, but there can be no assurance or guarantee that these strategies will be successful in reducing risk. Please see the SAI for a further discussion of strategies employed by the Fund and the risks associated with an investment in the Fund.

•

Micro-Cap Company Risk: Investing in micro-cap companies generally involves greater risks than investing in the stocks of larger companies. Micro-cap companies may be less able to weather economic shifts or other adverse developments than larger, more established companies. They may have less experienced management and unproven track records. They may rely on limited product lines and have more limited financial resources. These factors may make them more susceptible to setbacks or economic downturns. In addition, micro-cap company stocks tend to have fewer shares outstanding and trade less frequently than the stocks of larger companies. In addition, there may be less liquidity in micro-cap company stocks, subjecting them to greater price fluctuations than larger company stocks.

•

Growth Investing Risk: Growth stocks tend to be more volatile than slower-growing value stocks. The prices of growth stocks may fall dramatically if, for example, the company fails to meet earnings or revenue projections. (This risk applies to Micro Cap Growth Fund.)

•

Value Investing Risk: The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize the company’s intrinsic worth. (This risk applies to Micro Cap Value Fund.)

PROSPECTUS – THE FUNDS

•

Portfolio Management Risk: The strategies used and securities selected by the Fund’s portfolio management may fail to produce the intended result and the Fund may not achieve its objective. The securities selected for the Fund may not perform as well as other securities that were not selected for the Fund. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, and may generate losses even in a rising market.

•

Foreign Company Risk: The Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic and social volatility, lack of transparency, or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. A change in the value of a foreign currency relative to the U.S. dollar will change the value of securities held by the Fund that are denominated in that foreign currency, including the value of any income distributions payable to the Fund as a holder of such securities. In addition, foreign company securities may be subject to less trading volume and liquidity, which may lead to greater price fluctuation. The Fund may invest in securities of issuers whose economic fortunes are linked to non-U.S. markets, but which principally are traded on a U.S. securities market or exchange and denominated in U.S. dollars. To the extent that the Fund invests in this manner, the percentage of the Fund’s assets that is exposed to the risks associated with foreign companies may exceed the percentage of the Fund’s assets that is invested in foreign securities that principally are traded outside of the U.S. The Fund’s investments in emerging market companies generally are subject to more risks than investments in developed market companies.

•

Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund’s volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

Because derivatives may involve a small amount of cash relative to the total amount of the transaction (known as leverage), the magnitude of losses from derivatives may be greater than the amount originally invested by the Fund in the derivative instrument. The Fund’s use of leverage may make the Fund more volatile. The Fund may be required to identify and earmark permissible liquid assets to cover its obligations under these transactions. The Fund may have to liquidate positions before it is desirable to do so in order to fulfill its

PROSPECTUS – THE FUNDS

requirements to provide asset coverage for derivative transactions. The Fund’s use of derivatives may affect the amount, timing and character of distributions, and may cause the Fund to realize more short-term capital gain and ordinary income than if the Fund did not use derivatives.

There is no assurance that the Fund will be able to employ its derivatives strategy successfully. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, company and industry valuation levels and trends, changes in foreign exchange rates, and other factors. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer. Although hedging may reduce or eliminate losses, it may also reduce or eliminate gains.

Portfolio Turnover. The Fund may engage in active and frequent trading in seeking to achieve its investment objective, and may have a portfolio turnover rate of over 100% annually. Increased portfolio turnover may result in higher brokerage fees or other transaction costs. These costs are not reflected in the Fund’s annual operating expenses or in the expense example, but such costs can reduce the Fund’s investment performance. If the Fund realizes capital gains when it sells investments, it generally must pay those gains to shareholders, resulting in higher taxes when Fund shares are held in a taxable account. The Financial Highlights table at the end of this prospectus shows the Fund’s portfolio turnover rate during past fiscal years.

Temporary or Defensive Investments. The Fund seeks to remain fully invested in accordance with its investment objective. To respond to adverse economic, market, political or other conditions that are unfavorable for investors, however, the Fund may invest its assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments, money market fund shares, and other money market instruments. The Fund also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. When investing in this manner, the Fund may be unable to achieve its investment objective.

As used in the remaining portion of this prospectus, the terms “a Fund,” “each Fund,” and “the Fund” refer to each Fund individually or the Funds collectively, as the context may require, unless reference to a specific Fund is provided.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures regarding the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI and further information is available at www.lordabbett.com.

PROSPECTUS – THE FUNDS

MANAGEMENT AND ORGANIZATION OF THE FUNDS

Board of Trustees. The Board oversees the management of the business and affairs of the Fund. The Board meets regularly to review the Fund’s portfolio investments, performance, expenses, and operations. The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. At least 75 percent of the Board members are independent of Lord Abbett.

Each year in December the Board considers whether to approve the continuation of the existing management and administrative services agreements between the Funds and Lord Abbett. A discussion regarding the basis for the Board’s approval is available in the Funds’ semiannual report to shareholders for the six-month period ended April 30.

Investment Adviser. The Fund’s investment adviser is Lord, Abbett & Co. LLC (“Lord Abbett”), which is located at 90 Hudson Street, Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation’s oldest mutual fund complexes and manages approximately $109.8 billion in assets across a full range of mutual funds, institutional and separately managed accounts, including $3.2 billion for which Lord Abbett provides investment models to managed account sponsors, as of December 31, 2010.

Portfolio Managers. Each Fund is managed by an experienced portfolio manager or a team of portfolio managers responsible for investment decisions together with a team of research analysts who provide company, industry, sector and macroeconomic research and analysis. The SAI contains additional information about portfolio manager compensation, other accounts managed, and ownership of Fund shares.

Alpha Strategy Fund. Lord Abbett’s Asset Allocation Committee oversees and reviews the investment and allocation of the Fund’s assets in the underlying funds.

The Asset Allocation Committee consists of the following members: Robert S. Dow, Senior Partner and Chief Executive Officer; Robert I. Gerber, Partner and Chief Investment Officer; Stacy P. Allen, Partner and Chief Administrative Officer; Robert P. Fetch, Partner and Director; Harold E. Sharon, Partner and Director; and Christopher J. Towle, Partner and Director. Mr. Dow, Mr. Gerber, Ms. Allen, Mr. Fetch, Mr. Sharon, and Mr. Towle joined Lord Abbett in 1972, 1997, 2003, 1995, 2003, and 1987, respectively. Messrs. Gerber, Sharon, and Towle became members of the Asset Allocation Committee in 2005; Messrs. Dow and Fetch became members in 2007; and Ms. Allen became a member in 2009. Mr. Dow, Mr. Gerber, Ms. Allen, Mr. Fetch, Mr. Sharon, and Mr. Towle are jointly and primarily responsible for the day-to-day management of the Fund.

PROSPECTUS – THE FUNDS

Fundamental Equity Fund. Robert P. Fetch, Partner and Director heads the team. Mr. Fetch joined Lord Abbett in 1995 and established Lord Abbett’s micro cap, small cap, small-mid cap and multi cap value investment strategies. Mr. Fetch has been a portfolio manager for the Fund since 2001. Assisting Mr. Fetch is Deepak Khanna, Portfolio Manager. Mr. Khanna returned to Lord Abbett and joined the team in 2007 from Jennison Associates LLC where he was Managing Director from 2005-2007. Mr. Khanna’s former experience at Lord Abbett includes serving as senior research analyst for other investment strategies from 2000-2005. Messrs. Fetch and Khanna are jointly and primarily responsible for the day-to-day management of the Fund.

International Core Equity Fund. Harold E. Sharon, Partner and Director, and Vincent J. McBride, Partner and Director, head the team and are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Sharon joined Lord Abbett in 2003 and has been a member of the team since the Fund’s inception. Mr. McBride joined Lord Abbett in 2003 and has been a member of the team since the Fund’s inception.

International Dividend Income Fund. Vincent J. McBride, Partner and Director, and Harold E. Sharon, Partner and Director, head the team and are jointly and primarily responsible for the day-to-day management of the Fund. Mr. McBride joined Lord Abbett in 2003 and has been a member of the team since the Fund’s inception. Mr. Sharon joined Lord Abbett in 2003 and has been a member of the team since the Fund’s inception.

International Opportunities Fund. Todd D. Jacobson, Portfolio Manager, heads the team. Mr. Jacobson joined Lord Abbett in 2003 and has been a member of the team since that time. Assisting Mr. Jacobson is A. Edward Allinson, Portfolio Manager. Mr. Allinson joined Lord Abbett in 2005 and has been a member of the team since 2007. Messrs. Jacobson and Allinson are jointly and primarily responsible for the day-to-day management of the Fund.

Large Cap Value Fund. Daniel H. Frascarelli, Partner and Director, heads the team and is primarily responsible for the day-to-day management of the Fund. Mr. Frascarelli joined Lord Abbett in 1990 and has served as a portfolio manager for one or more investment strategies since 1993. Mr. Frascarelli has been the portfolio manager for the Fund since 2009.

Micro Cap Growth Fund. F. Thomas O’Halloran, Partner and Director heads the team. Mr. O’Halloran joined Lord Abbett in 2001 and has been a member of the team since 2006. Assisting Mr. O’Halloran is Anthony W. Hipple, Portfolio Manager. Mr. Hipple joined Lord Abbett in 2002 and has been a member of the team since 2006. Messrs. O’Halloran and Hipple are jointly and primarily responsible for the day-to-day management of the Fund.

PROSPECTUS – THE FUNDS

Micro Cap Value Fund. Gerard S.E. Heffernan, Jr., Partner and Director, heads the Fund’s team. Mr. Heffernan is primarily responsible for the day-to-day management of the Fund and has been a member of the team since 1999. Mr. Heffernan joined Lord Abbett in 1998.

Value Opportunities Fund. Thomas B. Maher, Partner and Portfolio Manager, and Justin C. Maurer, Partner and Portfolio Manager, are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Maher joined Lord Abbett in 2003 and has been a member of the team since 2005. He was formerly a Senior Equity Analyst at Invesco. Mr. Maurer joined Lord Abbett in 2001 and has been a member of the team since 2007.

Management Fee. Lord Abbett is entitled to a management fee based on each Fund’s average daily net assets. The management fee is accrued daily and payable monthly.

Lord Abbett is entitled to an annual management fee based on the Alpha Strategy Fund’s average daily net assets. The management fee is accrued daily and payable monthly. The management fee is calculated at 0.10% on the Fund’s average daily net assets.

For the fiscal year ended October 31, 2010 Lord Abbett waived its entire fee for the Fund. For more information about the services Lord Abbett provides to the Fund, see the statement of additional information.

Lord Abbett is entitled to the following management fee for Fundamental Equity Fund as calculated at the following annual rate:

0.75% on the first $200 million of average daily net assets;

0.65% on the next $300 million of average daily net assets; and

0.50% on average daily net assets over $500 million.

For the fiscal year ended October 31, 2010, the fee paid to Lord Abbett was at an effective annual rate of 0.53% of the Fundamental Equity Fund’s average daily net assets.

Lord Abbett is entitled to the following management fee for International Core Equity Fund, International Dividend Income Fund, International Opportunities Fund, and Value Opportunities Fund as calculated at the following annual rate:

0.75% on the first $1 billion of average daily net assets;

0.70% on the next $1 billion of average daily net assets; and

0.65% on average daily net assets over $2 billion.

For the fiscal year ended October 31, 2010, the fee paid to Lord Abbett was at an effective annual rate of 0.49%, 0.45%, 0.75%, and 0.75% for the International Core Equity Fund, the International Dividend Income Fund, the International Opportunities Fund and the Value Opportunities Fund’s average daily net assets, respectively.

PROSPECTUS – THE FUNDS

Lord Abbett is entitled to the following management fee for Large Cap Value Fund as calculated at the following annual rates:

0.40% on the first $2 billion of average daily net assets;

0.375% on the next $3 billion of average daily net assets; and

0.35% on average daily net assets over $5 billion.

For the fiscal year ended October 31, 2010, the fee paid to Lord Abbett was at an effective annual rate of 0.40% of the Large Cap Value Fund’s average daily net assets.

For the fiscal year ended October 31, 2010, the fee paid to Lord Abbett was at an effective annual rate of 1.49% and 1.50% for the Micro Cap Growth Fund and Micro Cap Value Fund’s average daily net assets, respectively.

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of 0.04% of each Fund’s average daily net assets, with the exception of the Alpha Strategy Fund, which pays no such fee. Each Fund pays all of its expenses not expressly assumed by Lord Abbett.

INFORMATION ABOUT THE AVAILABILITY OF THE MICRO CAP GROWTH FUND AND MICRO CAP VALUE FUND

The Micro Cap Growth Fund and Micro Cap Value Fund are not available for purchase other than as described below. Please contact Lord Abbett Distributor at 800-201-6984, ext. 2936 with any questions about eligibility of investing in the Fund.

Micro Cap Growth Fund and Micro Cap Value Fund Class A Shares

The Funds offer Class A shares only to: employees and partners of Lord Abbett; officers, directors or trustees of Lord Abbett-sponsored funds; the spouses and children under the age of 21 of such persons; retired persons who formerly held such positions; and trusts and foundations established by any of such persons. These are the only individuals who are eligible Purchasers (as defined below) with respect to Class A shares of the Fund.

Micro Cap Growth Fund and Micro Cap Value Fund Class I Shares

The Funds offer Class I shares only to: the Lord Abbett 401(k) plan; or each registered investment company within the Lord Abbett Family of Funds that operates as a fund of funds; and institutional investors otherwise eligible to purchase Class I shares.

PROSPECTUS – THE FUNDS

CHOOSING A SHARE CLASS

Each class of shares represents an investment in the same portfolio of securities, but each has different availability and eligibility criteria, sales charges, expenses, and dividends, allowing you to choose the available class that best meets your needs. You should read this section carefully to determine which class of shares is best for you and discuss your selection with your financial intermediary. Factors you should consider in choosing a class of shares include:

•	the amount you plan to invest;

•	the length of time you expect to hold your investment;

•	the total costs associated with your investment, including any sales charges that you pay when you buy or sell your Fund shares and expenses that are paid out of Fund assets over time;

•	whether you qualify for any reduction or waiver of sales charges;

•	whether you plan to take any distributions in the near future;

•	the availability of the share class;

•	the services that will be available to you depending on the share class you choose; and

•	the amount of compensation that your financial intermediary will receive depending on the share class you choose.

If you plan to invest a large amount and your investment horizon is five years or more, Class A shares may be more advantageous than Class C shares. The higher ongoing annual expenses of Class C shares may cost you more over the longer term than the front-end sales charge you would pay on larger purchases of Class A shares.

Retirement and Benefit Plans and Fee-Based Programs
The availability of share classes and certain features of share classes may depend on the type of financial intermediary through which you invest, including retirement and benefit plans and fee-based programs. As used in this prospectus, the term “retirement and benefit plans” refers to qualified and non-qualified retirement plans, deferred compensation plans and other employer-sponsored retirement, savings or benefit plans, such as defined benefit plans, 401(k) plans, 457 plans, 403(b) plans, profit-sharing plans, and money purchase pension plans, but does not include Individual Retirement Accounts (“IRAs”), unless explicitly stated elsewhere in the prospectus. As used in this prospectus, the term “fee-based programs” refers to programs sponsored by financial intermediaries that provide fee-based investment advisory programs or services (including mutual fund wrap programs) or a bundled suite of services, such as brokerage, investment advice, research, and account management, for which the client pays a fee based on the total asset value of the client’s account for all or a specified number of transactions, including mutual fund purchases, in the account during a certain period.

PROSPECTUS – THE FUNDS

Key Features of Share Classes. The following table compares key features of each share class. You should review the fee table and example at the front of this prospectus carefully before choosing your share class. As a general matter, share classes with relatively lower expenses tend to have relatively higher dividends. Your financial intermediary can help you decide which class meets your goals. Not all share classes may be available through your financial intermediary. Your financial intermediary may receive different compensation depending upon which class you choose.

Class A Shares
Availability	Available through financial intermediaries to individual investors, certain retirement and benefit plans, and fee-based advisory programs
Front-End Sales Charge	Up to 5.75%; reduced or waived for large purchases and certain investors; eliminated for purchases of $1 million or more
CDSC	1.00% on redemptions made within one year following purchases of $1 million or more; waived under certain circumstances
Distribution and Service (12b-1) Fee(1)

For each Fund other than Alpha Strategy Fund, Micro Cap Growth Fund, and Micro Cap Value Fund: 0.35% of the Fund’s average daily net assets, comprised of:

Service Fee: 0.25%

Distribution Fee: 0.10%

For Alpha Strategy Fund, Micro Cap Growth Fund, and Micro Cap Value Fund: 0.25% of the Fund’s average daily net assets, comprised of:

Service Fee: 0.25%

Distribution Fee: None

Conversion	None
Exchange Privilege(2)	Class A shares of most Lord Abbett Funds
Class B Shares
Availability	Class B shares no longer are available for purchase by new or existing investors and will only be issued in connection with (i) an exchange of Class B shares from another Lord Abbett Fund or (ii) a reinvestment of a dividend and/or capital gain distribution.
Front-End Sales Charge	None
CDSC	Up to 5.00% on redemptions; reduced over time and eliminated after sixth anniversary of purchase; waived under certain circumstances
Distribution and Service (12b-1) Fee(1)	1.00% of the Fund’s average daily net assets, comprised of: Service Fee: 0.25% Distribution Fee: 0.75%
Conversion	Automatic conversion to Class A shares after approximately the eighth anniversary of purchase(3)
Exchange Privilege(2)	Class B shares of most Lord Abbett Funds

PROSPECTUS – THE FUNDS

Class C Shares
Availability	Available through financial intermediaries to individual investors and certain retirement and benefit plans; purchases generally must be under $500,000
Front-End Sales Charge	None
CDSC	1.00% on redemptions made before the first anniversary of purchase; waived under certain circumstances
Distribution and Service (12b-1) Fee(1)	1.00% of the Fund’s average daily net assets, comprised of: Service Fee: 0.25% Distribution Fee: 0.75%
Conversion	None
Exchange Privilege(2)	Class C shares of most Lord Abbett Funds
Class F Shares
Availability	Available only to eligible fee-based advisory programs and certain registered investment advisors
Front-End Sales Charge	None
CDSC	None
Distribution and Service (12b-1) Fee(1)	0.10% of the Fund’s average daily net assets, comprised of: Service Fee: None Distribution Fee: 0.10%
Conversion	None
Exchange Privilege(2)	Class F shares of most Lord Abbett Funds
Class I Shares
Availability	Available only to eligible investors
Front-End Sales Charge	None
CDSC	None
Distribution and Service (12b-1) Fee(1)	None
Conversion	None
Exchange Privilege(2)	Class I shares of most Lord Abbett Funds

Class P Shares
Availability	Available on a limited basis through certain financial intermediaries and retirement and benefit plans(4)
Front-End Sales Charge	None
CDSC	None
Distribution and Service (12b-1) Fee(1)	0.45% of the Fund’s average daily net assets, comprised of: Service Fee: 0.25% Distribution Fee: 0.20%
Conversion	None
Exchange Privilege(2)	Class P shares of most Lord Abbett Funds

PROSPECTUS – THE FUNDS

Class R2 Shares
Availability	Available only to eligible retirement and benefit plans
Front-End Sales Charge	None
CDSC	None
Distribution and Service (12b-1) Fee(1)	0.60% of the Fund’s average daily net assets, comprised of: Service Fee: 0.25% Distribution Fee: 0.35%
Conversion	None
Exchange Privilege(2)	Class R2 shares of most Lord Abbett Funds

Class R3 Shares
Availability	Available only to eligible retirement and benefit plans
Front-End Sales Charge	None
CDSC	None
Distribution and Service (12b-1) Fee(1)	0.50% of the Fund’s average daily net assets, comprised of: Service Fee: 0.25% Distribution Fee: 0.25%
Conversion	None
Exchange Privilege(2)	Class R3 shares of most Lord Abbett Funds

(1)  The 12b-1 plan provides that the maximum payments that may be authorized by the Board for Class A shares are 0.50%; for Class P shares, 0.75%; and for Class B, C, F, R2, and R3 shares, 1.00%. The rates shown in the table above are the 12b-1 rates currently authorized by the Board for each share class and may be changed only upon authorization of the Board. The 12b-1 plan does not permit any payments for Class I shares.

(2)  Ask your financial intermediary about the Lord Abbett Funds available for exchange.

(3)  Class B shares automatically will convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

(4)  Class P shares are closed to substantially all new investors.

PROSPECTUS – THE FUNDS

Investment Minimums.

Investment Minimums — Initial/Additional Investments(1)
Class(2)	A and C	F, P(3), R2, and R3	I
General	$1,000/No minimum	No minimum	$1 million minimum(4)
IRAs and Uniform Gifts or Transfers to Minor Accounts	$250/No minimum	N/A	N/A
SIMPLE IRAs	No minimum	N/A	N/A
Invest-A-Matic	$250/$50	N/A	N/A

(1)	Consult your financial intermediary for more information.
(2)

Class B shares no longer are available for purchase by new or existing investors and only will be issued in connection with (i) an exchange of Class B shares from another Lord Abbett Fund or (ii) a reinvestment of a dividend and/or capital gain distribution.

(3)	Class P shares are closed to substantially all new investors.
(4)

There is no minimum initial investment for (i) certain purchases through or by a financial intermediary (otherwise eligible to purchase Class I shares) that charges a fee for services that include investment advisory or management services or (ii) purchases by retirement and benefit plans meeting the Class I eligibility requirements described below. These investment minimums may be suspended, changed, or withdrawn by Lord Abbett Distributor.

Additional Information about the Availability of Share Classes

Class B Shares. The Fund no longer offers Class B shares for new or additional investments. Existing shareholders of Class B shares may reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Lord Abbett Funds as permitted by the current exchange privileges. The 12b-1 fee, CDSC, and conversion features will continue to apply to Class B shares held by shareholders. Any purchase requests for Class B shares will be deemed to be a purchase request for Class A shares and will be subject to any applicable sales charge.

Class C Shares. The Fund will not accept purchases of Class C shares of $500,000 or more, or in any amount that, when combined with the value of all shares of Eligible Funds under the terms of rights of accumulation, would result in the investor holding more than $500,000 of shares of Eligible Funds at the time of such purchase, unless an appropriate representative of the investor’s broker-dealer firm (or other financial intermediary, as applicable) provides written authorization for the transaction. Please contact Lord Abbett Distributor with any questions regarding eligibility to purchase Class C shares based on the prior written authorization from the investor’s broker-dealer firm or other financial intermediary.

With respect to qualified retirement plans, the Funds will not reject a purchase of Class C shares by such a plan in the event that a purchase amount, when combined with the value of all shares of Eligible Funds under the terms of rights of accumulation, would result in the plan holding more than $500,000 of shares of

PROSPECTUS – THE FUNDS

Eligible Funds at the time of the purchase. Any subsequent purchase orders submitted by the plan, however, would be subject to the Class C share purchase limit policy described above. Such subsequent purchases would be considered purchase orders for Class R3 shares.

Class F Shares. Class F shares generally are available to investors participating in fee-based advisory programs that have (or whose trading agents have) an agreement with Lord Abbett Distributor and to investors that are clients of certain registered investment advisors that have an agreement with Lord Abbett Distributor, if it so deems appropriate.

Class I Shares. Class I shares are available for purchase by the following entities:

•

Institutional investors, including companies, foundations, trusts and endowments, and other entities determined by Lord Abbett Distributor to be institutional investors, making an initial minimum investment of $1 million or more, provided that the shares are not purchased through a brokerage account, trading platform, or advisory program sponsored or maintained by a broker or dealer primarily engaged in the retail securities business;

•

Retirement and benefit plans investing directly or through an intermediary, provided that in the case of an intermediary, the intermediary has entered into a special arrangement with the Fund and/or Lord Abbett Distributor specifically for such purchases;

•

Registered investment advisers investing on behalf of their advisory clients, provided that in the case of a registered investment adviser that is also a registered broker-dealer, the firm has not entered into any agreement or arrangement whereby Lord Abbett makes payments to the firm out of Lord Abbett’s own resources for various services, such as marketing support, training and education activities, and other services for which Lord Abbett may make such revenue sharing payments to the firm; and

•

Bank trust departments and trust companies purchasing shares for their clients, provided that the bank or trust company (and its trading agent, if any) has entered into a special arrangement with the Fund and/or Lord Abbett Distributor specifically for such purchases

Class I shares also are available for purchase by each registered investment company within the Lord Abbett Family of Funds that operates as a fund of funds and, at the discretion of Lord Abbett Distributor, other registered investment companies that are not affiliated with Lord Abbett and operate as funds of funds.

Shareholders who held Class I shares on July 9, 2010 may continue to hold, purchase, exchange, and redeem Class I shares, provided that there has been no change in the registration of the account since that date.

PROSPECTUS – THE FUNDS

Financial intermediaries should contact Lord Abbett Distributor to determine whether the financial intermediary may be eligible for such purchases.

Class P Shares. Class P shares are closed to substantially all new investors. Existing shareholders holding Class P shares may continue to hold their Class P shares and make additional purchases, redemptions, and exchanges. Class P shares also are available for orders made by or on behalf of a financial intermediary for clients participating in an IRA rollover program sponsored by the financial intermediary that operates the program in an omnibus recordkeeping environment and has entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such orders.

Class R2 and R3 (collectively referred to as “Class R”) Shares. Class R shares generally are available through:

•

employer-sponsored retirement and benefit plans where the employer, administrator, recordkeeper, sponsor, related person, financial intermediary, or other appropriate party has entered into an agreement with the Fund or Lord Abbett Distributor to make Class R shares available to plan participants; or

•	dealers that have entered into certain approved agreements with Lord Abbett Distributor.

Class R shares also are available for orders made by or on behalf of a financial intermediary for clients participating in an IRA rollover program sponsored by the financial intermediary that operates the program in an omnibus recordkeeping environment and has entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such orders.

Class R shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 403(b) plans, or 529 college savings plans.

SALES CHARGES

As an investor in the Fund, you may pay one of two types of sales charges: a front-end sales charge that is deducted from your investment when you buy Fund shares or a CDSC that applies when you sell Fund shares.

Class A Share Front-End Sales Charge. Front-end sales charges are applied only to Class A shares. You buy Class A shares at the offering price, which is the NAV plus a sales charge. You pay a lower rate as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the Fund’s distributions or dividends you reinvest in additional Class A shares. The table below shows the rate of sales charge you pay (expressed as a percentage of the offering price and the net amount you invest), depending on the amount you purchase.

PROSPECTUS – THE FUNDS

Front-End Sales Charge — Class A Shares
Your Investment	Front-End Sales Charge as a % of Offering Price	Front-End Sales Charge as a % of Your Investment	To Compute Offering Price Divide NAV by	Maximum Dealer’s Concession (% of Offering Price)
Less than $50,000	5.75%	6.10%	.9425	5.00%
$50,000 to $99,999	4.75%	4.99%	.9525	4.00%
$100,000 to $249,999	3.95%	4.11%	.9605	3.25%
$250,000 to $499,999	2.75%	2.83%	.9725	2.25%
$500,000 to $999,999	1.95%	1.99%	.9805	1.75%
$1,000,000 and over	No Sales Charge		1.0000	†

†	See “Dealer Concessions on Class A Share Purchases Without a Front-End Sales Charge.” Note: The above percentages may vary for particular investors due to rounding.

CDSC. Regardless of share class, the CDSC is not charged on shares acquired through reinvestment of dividends or capital gains distributions and is charged on the original purchase cost or the current market value of the shares at the time they are redeemed, whichever is lower. In addition, repayment of loans under certain retirement and benefit plans will constitute new sales for purposes of assessing the CDSC. To minimize the amount of any CDSC, the Fund redeems shares in the following order:

1.	shares acquired by reinvestment of dividends and capital gains (always free of a CDSC);

2.	shares held for six years or more (Class B), or one year or more (Class A and Class C); and

3.	shares held the longest before the sixth anniversary of their purchase (Class B), or before the first anniversary of their purchase (Class A and Class C).

If you buy Class A shares of the Fund under certain purchases with a front-end sales charge waiver or if you acquire Class A shares of the Fund in exchange for Class A shares of another Lord Abbett Fund subject to a CDSC, and you redeem any of the Class A shares before the first day of the month in which the one-year anniversary of your purchase falls, a CDSC of 1% normally will be collected. Class F, I, P, R2, and R3 shares are not subject to a CDSC.

If you acquire Fund shares through an exchange from another Lord Abbett Fund that originally were purchased subject to a CDSC and you redeem before the applicable CDSC period has expired, you will be charged the CDSC. The CDSC will be remitted to the appropriate party.

PROSPECTUS – THE FUNDS

Class B Share CDSC. The CDSC for Class B shares normally applies if you redeem your shares before the sixth anniversary of the day on which the purchase order was accepted. The CDSC will be remitted to Lord Abbett Distributor. The CDSC declines the longer you own your shares, according to the following schedule:

CDSC — Class B Shares
Anniversary of the Day on Which the Purchase Order was Accepted(1)	CDSC on Redemptions (As % of Amount Subject to CDSC)
Before the 1st	5.0%
On the 1st, before the 2nd	4.0%
On the 2nd, before the 3rd	3.0%
On the 3rd, before the 4th	3.0%
On the 4th, before the 5th	2.0%
On the 5th, before the 6th	1.0%
On or after the 6th anniversary(2)	None

(1)	The anniversary is the same calendar day in each respective year after the date of purchase. For example, the anniversary for shares purchased on May 1 will be May 1 of each succeeding year.
(2)

Class B shares automatically will convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Class C Share CDSC. The 1% CDSC for Class C shares normally applies if you redeem your shares before the first anniversary of your purchase. The CDSC will be remitted to Lord Abbett Distributor.

SALES CHARGE REDUCTIONS AND WAIVERS

Please inform the Fund or your financial intermediary at the time of your purchase of Fund shares if you believe you qualify for a reduced front-end sales charge. More information about sales charge reductions and waivers also is available free of charge at www.lordabbett.com/flyers/breakpoints_info.pdf. This information also may be reached at www.lordabbett.com by clicking on the “Performance and Pricing” tab under the mutual fund detail section, and clicking on the “more information” link next to the “Price at Breakpoints” table.

Reducing Your Class A Share Front-End Sales Charge. You may purchase Class A shares at a discount if you qualify under the circumstances outlined below. To receive a reduced front-end sales charge, you must let the Fund or your financial intermediary know at the time of your purchase of Fund shares that you

PROSPECTUS – THE FUNDS

believe you qualify for a discount. If you or a related party have holdings of Eligible Funds (as defined below) in other accounts with your financial intermediary or with other financial intermediaries that may be combined with your current purchases in determining the sales charge as described below, you must let the Fund or your financial intermediary know. You may be asked to provide supporting account statements or other information to allow us or your financial intermediary to verify your eligibility for a discount. If you or your financial intermediary do not notify the Fund or provide the requested information, you may not receive the reduced sales charge for which you otherwise qualify. Class A shares may be purchased at a discount if you qualify under either of the following conditions:

•

Rights of Accumulation – A Purchaser may combine the value of Class A, B, C, F, and P shares of any Eligible Fund currently owned with a new purchase of Class A shares of any Eligible Fund in order to reduce the sales charge on the new purchase. Class I, R2, and R3 share holdings may not be combined for these purposes.

To the extent that your financial intermediary is able to do so, the value of Class A, B, C, F, and P shares of Eligible Funds determined for the purpose of reducing the sales charge of a new purchase under the Rights of Accumulation will be calculated at the higher of: (1) the aggregate current maximum offering price of your existing Class A, B, C, F, and P shares of Eligible Funds; or (2) the aggregate amount you invested in such shares (including dividend reinvestments but excluding capital appreciation) less any withdrawals. You should retain any information and account records necessary to substantiate the historical amounts you and any related Purchasers have invested in Eligible Funds. You must inform the Fund and/or your financial intermediary at the time of purchase if you believe your purchase qualifies for a reduced sales charge and you may be requested to provide documentation of your holdings in order to verify your eligibility. If you do not do so, you may not receive all sales charge reductions for which you are eligible.

•

Letter of Intention – In order to reduce your Class A front-end sales charge, a Purchaser may combine purchases of Class A, C, F, and P shares of any Eligible Fund the Purchaser intends to make over the next 13 months in determining the applicable sales charge. The 13-month Letter of Intention period commences on the day that the Letter of Intention is received by the Fund, and the Purchaser must tell the Fund that later purchases are subject to the Letter of Intention. Purchases submitted prior to the date the Letter of Intention is received by the Fund are not counted toward the sales charge reduction. Current holdings under Rights of Accumulation may be included in a Letter of Intention in order to reduce the sales charge for purchases during the 13-month period covered by the Letter of Intention. Shares purchased through reinvestment of dividends or distributions are not

PROSPECTUS – THE FUNDS

included. Class I, R2, and R3 share holdings may not be combined for these purposes. Class A shares valued at 5% of the amount of intended purchases are escrowed and may be redeemed to cover the additional sales charges payable if the intended purchases under the Letter of Intention are not completed. The Letter of Intention is neither a binding obligation on you to buy, nor on the Fund to sell, any or all of the intended purchase amount.

Purchaser
A Purchaser includes: (1) an individual; (2) an individual, his or her spouse, and children under the age of 21; (3) retirement and benefit plans including a 401(k) plan, profit-sharing plan, money purchase plan, defined benefit plan, and 457(b) plan sponsored by a governmental entity, non-profit organization, school district or church to which employer contributions are made, as well as SIMPLE IRA plans and SEP-IRA plans; or (4) a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account. An individual may include under item (1) his or her holdings in Eligible Funds as described above in IRAs, as a sole participant of a retirement and benefit plan sponsored by the individual’s business, and as a participant in a 403(b) plan to which only pre-tax salary deferrals are made. An individual and his or her spouse may include under item (2) their holdings in IRAs, and as the sole participants in retirement and benefit plans sponsored by a business owned by either or both of them. A retirement and benefit plan under item (3) includes all qualified retirement and benefit plans of a single employer and its consolidated subsidiaries, and all qualified retirement and benefit plans of multiple employers registered in the name of a single bank trustee.

Eligible Fund
An Eligible Fund is any Lord Abbett Fund except for (1) Lord Abbett Series Fund, Inc.; (2) Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. (“Money Market Fund”) (except for holdings in Money Market Fund which are attributable to any shares exchanged from the Lord Abbett Funds); and (3) any other fund the shares of which are not available to the investor at the time of the transaction due to a limitation on the offering of the fund’s shares.

Front-End Sales Charge Waivers. Class A shares may be purchased without a front-end sales charge under any of the following conditions:

•	purchases of $1 million or more (may be subject to a CDSC);

•	purchases by retirement and benefit plans with at least 100 eligible employees (may be subject to a CDSC);

•

purchases for retirement and benefit plans made through financial intermediaries that perform participant recordkeeping or other administrative services for the plans and that have entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such purchases (may be subject to a CDSC);

PROSPECTUS – THE FUNDS

•

purchases made by or on behalf of financial intermediaries for clients that pay the financial intermediaries fees in connection with a fee-based advisory program, provided that the financial intermediaries or their trading agents have entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such purchases;

•

purchases by insurance companies and/or their separate accounts to fund variable insurance contracts, provided that the insurance company provides recordkeeping and related administrative services to the contract owners and has entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such purchases;

•	purchases made with dividends and distributions on Class A shares of another Eligible Fund;

•	purchases representing repayment under the loan feature of the Lord Abbett prototype 403(b) plan for Class A shares;

•	purchases by employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor;

•

purchases by trustees or custodians of any pension or profit sharing plan, or payroll deduction IRA for the employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor;

•

purchases involving the concurrent sale of Class B or C shares of the Fund related to the requirements of a settlement agreement that the broker-dealer entered into with a regulatory body relating to share class suitability. These sales transactions will be subject to the assessment of any applicable CDSCs (although the broker-dealer may pay on behalf of the investor or reimburse the investor for any such CDSC), and any investor purchases subsequent to the original concurrent transactions will be at the applicable public offering price, which may include a sales charge; and

•	certain other types of investors may qualify to purchase Class A shares without a front-end sales charge as described in the SAI.

PROSPECTUS – THE FUNDS

CDSC Waivers. The CDSC generally will not be assessed on Class A, B, or C shares under the circumstances listed in the chart below. Certain other types of redemptions may qualify for a CDSC waiver. Documentation may be required and some limitations may apply.

CDSC Waivers	Share Class(es)
Benefit payments under retirement and benefit plans in connection with loans, hardship withdrawals, death, disability, retirement, separation from service, or any excess distribution under retirement and benefit plans	A,B,C
Eligible mandatory distributions under the Internal Revenue Code of 1986	A,B,C
Redemptions by retirement and benefit plans made through financial intermediaries that have special arrangements with the Fund and/or Lord Abbett Distributor, provided the plan has not redeemed all, or substantially all, of its assets from the Lord Abbett Funds	A
Redemptions by retirement and benefit plans made through financial intermediaries that have special arrangements with the Fund and/or Lord Abbett Distributor that include the waiver of CDSCs and that initially were entered into prior to December 2002	A
Class A and Class C shares that are subject to a CDSC and held by certain 401(k) plans for which the Fund’s transfer agent provides plan administration and recordkeeping services and which offer Lord Abbett Funds as the only investment options to the plan’s participants no longer will be subject to the CDSC upon the 401(k) plan’s transition to a financial intermediary that: (1) provides recordkeeping services to the plan; (2) offers other mutual funds in addition to the Lord Abbett Funds as investment options for the plan’s participants; and (3) has entered into a special arrangement with Lord Abbett to facilitate the 401(k) plan’s transition to the financial intermediary	A,C
Death of the shareholder	B,C
Redemptions under Div-Move and Systematic Withdrawal Plans (up to 12% per year)	B,C

Concurrent Sales. A broker-dealer may pay on behalf of an investor or reimburse an investor for a CDSC otherwise applicable in the case of transactions involving purchases through such broker-dealer where the investor concurrently is selling his or her holdings in Class B or C shares of the Fund and buying Class A shares of that Fund, provided that the purchases are related to the requirements of a settlement agreement that the broker-dealer entered into with a regulatory body relating to share class suitability.

Reinvestment Privilege. If you redeem Class A or B shares of the Fund, you may reinvest some or all of the proceeds in the same class of any Eligible Fund on or before the 60th day after the redemption without a sales charge unless the reinvestment would be prohibited by the Fund’s frequent trading policy. Special tax rules may apply. Please see the SAI for more information. If you paid a CDSC when you redeemed your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration. This privilege does not apply to purchases made through Invest-A-Matic or other automatic investment services.

PROSPECTUS – THE FUNDS

FINANCIAL INTERMEDIARY COMPENSATION

As part of a plan for distributing shares, authorized financial intermediaries that sell the Fund’s shares and service its shareholder accounts receive sales and service compensation. Additionally, financial intermediaries may charge a fee to effect transactions in Fund shares.

Sales compensation originates from sales charges that are paid directly by shareholders and 12b-1 distribution fees that are paid by the Fund out of share class assets. Service compensation originates from 12b-1 service fees. Because 12b-1 fees are paid on an ongoing basis, over time the payment of such fees will increase the cost of an investment in the Fund, which may be more than the cost of other types of sales charges. The Fund accrues 12b-1 fees daily at annual rates based upon average daily net assets shown in the “Fees and Expenses” table above. The portion of the distribution and service (12b-1) fees that are paid to financial intermediaries is as follows:

	Class
Fee(1)	A	B	C(2)	F	I	P	R2	R3
Service(2)	0.25%	0.25%	0.25%	—	—	0.25%	0.25%	0.25%
Distribution	—	—	0.75%	—	—	0.20%	0.35%	0.25%

(1)	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
(2)

For purchases of Class A shares without a front-end sales charge and for which Lord Abbett Distributor pays distribution-related compensation, and for all purchases of Class B and Class C shares, the service fee shall begin to accrue after 12 months following the purchase and payments shall commence 13 months after purchase.

Lord Abbett Distributor may pay 12b-1 fees to financial intermediaries or use the fees for other distribution purposes, including revenue sharing. The amounts paid by the Fund need not be directly related to expenses. If Lord Abbett Distributor’s actual expenses exceed the fee paid to it, the Fund will not have to pay more than that fee. If Lord Abbett Distributor’s expenses are less than the fee it receives, Lord Abbett Distributor will keep the excess amount of the fee.

Sales Activities. The Fund may use 12b-1 distribution fees to pay authorized financial intermediaries to finance any activity that primarily is intended to result in the sale of shares. Lord Abbett Distributor uses its portion of the distribution fees attributable to the shares of a particular class for activities that primarily are intended to result in the sale of shares of such class. These activities include, but are not limited to, printing of prospectuses and statements of additional information and reports for anyone other than existing shareholders, preparation and distribution of advertising and sales material, expenses of organizing and conducting sales seminars, additional payments to authorized financial

PROSPECTUS – THE FUNDS

intermediaries, maintenance of shareholder accounts, the cost necessary to provide distribution-related services or personnel, travel, office expenses, equipment and other allocable overhead.

Service Activities. Lord Abbett Distributor may pay 12b-1 service fees to authorized institutions for any activity that is primarily intended to result in personal service and/or the maintenance of shareholder accounts or certain retirement and benefit plans. Any portion of the service fees paid to Lord Abbett Distributor will be used to service and maintain shareholder accounts.

Dealer Concessions on Class A Share Purchases With a Front-End Sales Charge. See “Sales Charges – Class A Share Front-End Sales Charge” for more information.

Dealer Concessions on Class A Share Purchases Without a Front-End Sales Charge. Except as otherwise set forth in the following paragraphs, Lord Abbett Distributor may pay Dealers distribution-related compensation (i.e., concessions) according to the schedule set forth below under the following circumstances:

•	purchases of $1 million or more;

•	purchases by certain retirement and benefit plans with at least 100 eligible employees; or

•

purchases for certain retirement and benefit plans made through financial intermediaries that perform participant recordkeeping or other administrative services for the plans in connection with multiple fund family recordkeeping platforms and have entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such purchases (“Alliance Arrangements”).

Dealers receive concessions described below on purchases made within a 12-month period beginning with the first NAV purchase of Class A shares for the account. The concession rate resets on each anniversary date of the initial NAV purchase, provided that the account continues to qualify for treatment at NAV. Current holdings of Class B, C, and P shares of Eligible Funds will be included for purposes of calculating the breakpoints in the schedule below and the amount of the concessions payable with respect to the Class A share investment.

Concessions may not be paid with respect to Alliance Arrangements unless Lord Abbett Distributor can monitor the applicability of the CDSC. In addition, if a financial intermediary decides to waive receipt of the concession, any CDSC that otherwise might have applied to any such purchase will be waived. Any waiver must be authorized by the financial intermediary firm and the registered representative.

PROSPECTUS – THE FUNDS

Financial intermediaries should contact Lord Abbett Distributor for more complete information on the commission structure.

Dealer Concession Schedule — Class A Shares for Certain Purchases Without a Front-End Sales Charge
The dealer concession received is based on the amount of the Class A share investment as follows:
Class A Investments	Front-End Sales Charge*	Dealer’s Concession
$1 million to $5 million	None	1.00%
Next $5 million above that	None	0.55%
Next $40 million above that	None	0.50%
Over $50 million	None	0.25%

*	Class A shares purchased without a sales charge will be subject to a 1% CDSC if they are redeemed before the first day of the month in which the one-year anniversary of the purchase falls. For Alliance Arrangements involving financial intermediaries offering multiple fund families to retirement and benefit plans, the CDSC normally will be collected only when a plan effects a complete redemption of all or substantially all shares of all Lord Abbett-sponsored funds in which the plan is invested.

Class B Shares. The Funds no longer offer Class B shares for purchase by new or existing investors (other than through an exchange or reinvestment of a distribution). Accordingly, sales concessions on Class B shares are no longer available.

Class C Shares. Lord Abbett Distributor may pay financial intermediaries selling Class C shares a sales concession of up to 1.00% of the purchase price of the Class C shares and Lord Abbett Distributor will collect and retain any applicable CDSC.

Class F, I, P, R2, and R3 Shares. Class F, I, P, R2, and R3 shares are purchased at NAV with no front-end sales charge and no CDSC when redeemed.

Revenue Sharing and Other Payments to Dealers and Financial Intermediaries. In addition to the various sales commissions, concessions and 12b-1 fees described above, Lord Abbett, Lord Abbett Distributor and the Fund may make other payments to dealers and other firms authorized to accept orders for Fund shares (collectively, “Dealers”).

Lord Abbett or Lord Abbett Distributor makes payments to Dealers in its sole discretion, at its own expense, out of its own resources (including revenues from advisory fees and 12b-1 fees), and without additional cost to the Fund or the Fund’s shareholders.

PROSPECTUS – THE FUNDS

This compensation from Lord Abbett is not reflected in the fees and expenses listed above in the fee table of this prospectus. The payments may be for activities including but not limited to the following:

•	marketing and/or distribution support for Dealers;

•	the Dealers’ and their investment professionals’ shareholder servicing efforts;

•	training and education activities for the Dealers, their investment professionals and/or their clients or potential clients;

•	certain information regarding Dealers and their investment professionals;

•	sponsoring or otherwise bearing, in part or in whole, the costs for other meetings of Dealers’ investment professionals and/or their clients or potential clients;

•	the purchase of products or services from the Dealers, such as investment research, software tools or data for investment analysis purposes;

•	certain Dealers’ costs associated with orders relating to Fund shares (“ticket charges”); and/or

•	any other permissible activity that Lord Abbett or Lord Abbett Distributor, in its sole discretion, believes would facilitate sales of Fund shares.

Some of these payments sometimes are called “revenue sharing” payments. Most of these payments are intended to reimburse Dealers directly or indirectly for the costs they or their investment professionals incur in connection with educational seminars and training efforts about the Lord Abbett Funds to enable the Dealers and their investment professionals to make recommendations and provide services that are suitable and useful in meeting shareholder needs, as well as to maintain the necessary infrastructure to make the Lord Abbett Funds available to shareholders. The costs and expenses related to these efforts may include travel, lodging, entertainment and meals, among other things. In addition, Lord Abbett Distributor may, for specified periods of time, decide to forgo the portion of front-end sales charges to which it normally is entitled and allow Dealers to retain the full sales charge for sales of Fund shares. In some instances, these temporary arrangements will be offered only to certain Dealers expected to sell significant amounts of Fund shares.

Lord Abbett or Lord Abbett Distributor may benefit from revenue sharing if the Dealer features the Fund in its sales system (such as by placing the Fund on its preferred fund list or giving access on a preferential basis to members of the financial intermediary’s sales force or management). In addition, Lord Abbett Distributor may agree to participate in the Dealer’s marketing efforts (such as by helping to facilitate or provide financial assistance for conferences, seminars or other programs at which Lord Abbett personnel may make presentations on the

PROSPECTUS – THE FUNDS

Fund to the intermediary’s sales force). To the extent the Dealers sell more shares of the Fund or retain shares of the Fund in their clients’ accounts, Lord Abbett receives greater management and other fees due to the increase in the Fund’s assets. Although a Dealer may request additional compensation from Lord Abbett to offset costs incurred by the Dealer servicing its clients, the Dealer may earn a profit on these payments, if the amount of the payment exceeds the Dealer’s costs.

Lord Abbett or Lord Abbett Distributor, in its sole discretion, determines the amounts of payments to Dealers, with the exception of purchases of products or services and certain expense reimbursements. Lord Abbett and Lord Abbett Distributor consider many factors in determining the amount of any additional payments to Dealers. These factors include, but are not limited to, the Dealer’s sales, assets and redemption rates relating to Lord Abbett Funds, penetration of Lord Abbett Fund sales among investment professionals within the Dealer, and the potential to expand Lord Abbett’s relationship with the Dealer. Lord Abbett and Lord Abbett Distributor also may take into account other business relationships Lord Abbett has with a Dealer, including other Lord Abbett financial products or advisory services sold by or provided to a Dealer or one or more of its affiliates. Based on its analysis of these factors, Lord Abbett groups most Dealers into tiers, each of which is associated with a particular maximum amount of revenue sharing payments expressed as a percentage of assets of the Lord Abbett Funds attributable to that particular Dealer. The tiered payments generally range from 0.02% to 0.10% of Lord Abbett Fund assets attributable to the Dealer and/or its investment professionals. For certain relationships with Dealers selling the Lord Abbett Funds in connection with variable insurance products, Lord Abbett or Lord Abbett Distributor may make payments up to 0.15% of the related Lord Abbett Funds’ assets and/or sales. However, Lord Abbett or Lord Abbett Distributor from time to time may pay revenue sharing in excess of these amounts to cultivate new relationships with Dealers it believes have the potential to sell significant amounts of Fund shares. In such cases, Lord Abbett expects that over time, as these relationships grow, the amount of revenue sharing paid to such Dealers would conform to levels that fall within the ranges described above. The payments may not include payments for certain items, such as training and education activities, other meetings, conferences, and the purchase of certain products and services from the Dealers. On occasion, Lord Abbett also may make payments to Dealers on a basis unrelated to its assessment of the prospects for a long-term distribution relationship. Not all Dealers receive revenue sharing payments and the amount of revenue sharing may vary for different Dealers. Lord Abbett or Lord Abbett Distributor may choose not to make payments in relation to certain of the Lord Abbett Funds or certain classes of shares of any given Fund. In addition, Lord Abbett’s method of calculating revenue sharing payments may be different from the methods that the Dealers use.

PROSPECTUS – THE FUNDS

Please refer to the Fund’s SAI for additional information relating to revenue sharing payments.

Neither Lord Abbett nor Lord Abbett Distributor makes payments directly to a Dealer’s investment professionals, but rather they are made solely to the Dealer itself (with the exception of expense reimbursements related to the attendance of a Dealer’s investment professionals at training and education meetings and at other meetings involving the Lord Abbett Funds). The Dealers receiving additional payments include those that may recommend that their clients consider or select the Fund or other Lord Abbett Funds for investment purposes, including those that may include one or more of the Lord Abbett Funds on a “preferred” or “recommended” list of mutual funds. In some circumstances, the payments may create an incentive for a Dealer or its investment professionals to recommend or sell shares of Lord Abbett Funds to a client over shares of other funds. For more specific information about any additional payments, including revenue sharing, made to your Dealer, please contact your investment professional.

The Fund’s portfolio transactions are not used to compensate Dealers that sell shares of the Lord Abbett Funds. Lord Abbett places the Fund’s portfolio transactions with broker-dealers based on their ability to provide the best net results from the transaction to the Fund. If Lord Abbett determines that a Dealer can provide the Fund with the best net results, Lord Abbett may place the Fund’s portfolio transactions with the Dealer even though it sells or has sold shares of the Fund. In no event, however, does or will Lord Abbett give any consideration to a Dealer’s sales in deciding which Dealer to choose to execute the Fund’s portfolio transactions. Lord Abbett maintains policies and procedures designed to ensure that it places portfolio transactions based on the Fund’s receipt of the best net results. These policies and procedures also permit Lord Abbett to give consideration to proprietary investment research a Dealer may provide to Lord Abbett.

Payments for Recordkeeping, Networking, and Other Services. In addition to the payments from Lord Abbett or Lord Abbett Distributor described above, from time to time, Lord Abbett and Lord Abbett Distributor may have other relationships with financial intermediaries relating to the provision of services to the Fund, such as providing omnibus account services or executing portfolio transactions for the Fund. The Fund generally may pay recordkeeping fees for services provided to plans where the account is a plan-level or fund-level omnibus account and plan participants have the ability to determine their investments in particular mutual funds. If your financial intermediary provides these services, Lord Abbett or the Fund may compensate the financial intermediary for these services. In addition, your financial intermediary may have other relationships with Lord Abbett or Lord Abbett Distributor that are not related to the Fund.

For example, the Lord Abbett Funds may enter into arrangements with and pay fees to financial intermediaries that provide recordkeeping or other

PROSPECTUS – THE FUNDS

subadministrative services to certain groups of investors in the Lord Abbett Funds, including participants in retirement and benefit plans, investors in mutual fund advisory programs, investors in variable insurance products and clients of financial intermediaries that operate in an omnibus environment (collectively, “Investors”). The recordkeeping services typically include: (a) establishing and maintaining Investor accounts and records; (b) recording Investor account balances and changes thereto; (c) arranging for the wiring of funds; (d) providing statements to Investors; (e) furnishing proxy materials, periodic Lord Abbett Fund reports, prospectuses and other communications to Investors as required; (f) transmitting Investor transaction information; and (g) providing information in order to assist the Lord Abbett Funds in their compliance with state securities laws. The fees Lord Abbett Funds pay are designed to compensate financial intermediaries for such services.

The Lord Abbett Funds also may pay fees to broker-dealers for networking services. Networking services may include but are not limited to:

•	establishing and maintaining individual accounts and records;

•	providing client account statements; and

•	providing 1099 forms and other tax statements.

The networking fees that the Lord Abbett Funds pay to broker-dealers normally result in reduced fees paid by the Fund to the transfer agent, which otherwise would provide these services.

Financial intermediaries may charge additional fees or commissions other than those disclosed in this prospectus, such as a transaction based fee or other fee for its service, and may categorize and disclose these arrangements differently than described in the discussion above and in the SAI. You may ask your financial intermediary about any payments it receives from Lord Abbett or the Fund, as well as about fees and/or commissions it charges.

PURCHASES

Initial Purchases. Lord Abbett Distributor acts as agent for the Fund to work with financial intermediaries that buy and sell shares of the Fund on behalf of their clients. Generally, Lord Abbett Distributor does not sell Fund shares directly to investors. Initial purchases of Fund shares may be made through any financial intermediary that has a sales agreement with Lord Abbett Distributor. Unless you are investing in the Fund through a retirement and benefit plan, fee-based program or other financial intermediary, you and your investment professional may fill out the application and send it to the Fund at the address below. To open an account through a retirement and benefit plan, fee-based program or other type of financial intermediary, you should contact your financial intermediary for instructions on opening an account.

PROSPECTUS – THE FUNDS

[Name of Fund]

P.O. Box 219336

Kansas City, MO 64121

Please do not send account applications, purchase, exchange or redemption orders to Lord Abbett’s offices in Jersey City, NJ.

Additional Purchases. You may make additional purchases of Fund shares by contacting your investment professional or financial intermediary. If you have direct account privileges with the Fund, you may make additional purchases by:

•	Telephone. If you have established a bank account of record, you may purchase Fund shares by telephone. You or your investment professional should call the Fund at 888-522-2388.

•

Online. If you have established a bank account of record, you may submit a request online to purchase Fund shares by accessing your account online. Please log onto www.lordabbett.com and enter your account information and personal identification data.

•

Mail. You may submit a written request to purchase Fund shares by indicating the name(s) in which the account is registered, the Fund’s name, the class of shares, your account number, and the dollar amount you wish to purchase. Please include a check for the amount of the purchase, which may be subject to a sales charge. If purchasing Fund shares by mail, your purchase order will not be accepted or processed until such orders are received by the Fund at P.O. Box 219336, Kansas City, MO 64121.

•

Wire. You may purchase Fund shares via wire by sending your purchase amount to: UMB, N.A., Kansas City, routing number: 101000695, bank account number: 987800033-3, FBO: (your account name) and (your Lord Abbett account number). Specify the complete name of the Fund and the class of shares you wish to purchase.

Proper Form. An initial purchase order submitted directly to the Fund, or the Fund’s authorized agent (or the agent’s designee), must contain: (1) an application completed in good order with all applicable requested information; and (2) payment by check or instructions to debit your checking account along with a canceled check containing account information. Additional purchase requests must include all required information and proper form of payment.

See “Account Services and Policies — Procedures Required by the USA PATRIOT Act” for more information.

Initial and additional purchases of Fund shares are executed at the NAV next determined after the Fund or the Fund’s authorized agent receives your purchase order in proper form. The Fund reserves the right to modify, restrict or reject any purchase order (including exchanges). All purchase orders are subject to acceptance by the Fund.

PROSPECTUS – THE FUNDS

Insufficient Funds. If you request a purchase and your bank account does not have sufficient funds to complete the transaction at the time it is presented to your bank, your requested transaction will be reversed and you will be subject to any and all losses, fees and expenses incurred by the Fund in connection with processing the insufficient funds transaction. The Fund reserves the right to liquidate all or a portion of your Fund shares to cover such losses, fees and expenses.

EXCHANGES

You or your investment professional may instruct the Fund to exchange shares of any class for shares of the same class of any other Lord Abbett Fund, provided that the fund shares to be acquired in the exchange are available to new investors in such other fund. For investors investing through retirement and benefit plans or fee-based programs, you should contact the financial intermediary that administers your plan or sponsors the fee-based program to request an exchange.

If you have direct account privileges with the Fund, you may request an exchange transaction by:

•	Telephone. You or your investment professional should call the Fund at 888-522-2388.

•

Online. You may submit a request online to exchange your Fund shares by accessing your account online. Please log onto www.lordabbett.com and enter your account information and personal identification data.

•

Mail. You may submit a written request to exchange your Fund shares by indicating the name(s) in which the account is registered, the Fund’s name, the class of shares, your account number, the dollar amount or number of shares you wish to exchange, and the name(s) of the eligible Fund(s) into which you wish to exchange your Fund shares. If submitting a written request to exchange Fund shares, your exchange request will not be processed until the Fund receives the request in good order at P.O. Box 219336, Kansas City, MO 64121.

The Fund may revoke the exchange privilege for all shareholders upon 60 days’ written notice. In addition, there are limitations on exchanging Fund shares for a different class of shares, and moving shares held in certain types of accounts to a different type of account or to a new account maintained by a financial intermediary. Please speak with your financial intermediary if you have any questions.

An exchange of Fund shares for shares of another fund will be treated as a sale of Fund shares and any gain on the transaction may be subject to federal income tax. You should read the current prospectus for any fund into which you are exchanging.

PROSPECTUS – THE FUNDS

REDEMPTIONS

You may redeem your Fund shares by contacting your investment professional or financial intermediary. For shareholders investing through retirement and benefit plans or fee-based programs, you should contact the financial intermediary that administers your plan or sponsors the fee-based program to redeem your shares. If you are redeeming shares held through a retirement and benefit plan, you may be required to provide the Fund with certain documents completed in good order before your redemption request will be processed.

If you have direct account privileges with the Fund, you may redeem your Fund shares by:

•	Telephone. You may redeem $100,000 or less from your account by telephone. You or your representative should call the Fund at 888-522-2388.

•

Online. You may submit a request online to redeem your Fund shares by accessing your account online. Please log onto www.lordabbett.com and enter your account information and personal identification data.

•

Mail. You may submit a written request to redeem your Fund shares by indicating the name(s) in which the account is registered, the Fund’s name, your account number, and the dollar amount or number of shares you wish to redeem. If submitting a written request to redeem your shares, your redemption will not be processed until the Fund receives the request in good order at P.O. Box 219336, Kansas City, MO 64121.

Insufficient Account Value. If you request a redemption transaction for a specific amount and your account value at the time the transaction is processed is less than the requested redemption amount, the Fund will deem your request as a request to liquidate your entire account.

Redemption Payments. Redemptions of Fund shares are executed at the NAV next determined after the Fund receives your order in proper form. Normally, redemption proceeds are paid within three (but no more than seven) business days after your redemption request is received in good order. If you redeem shares that were recently purchased, the Fund may delay the payment of the redemption proceeds until your check, bank draft, electronic funds transfer or wire transfer has cleared, which may take several days. This process may take up to 15 calendar days for purchases by check to clear. Under unusual circumstances, the Fund may postpone payment for more than seven days or suspend redemptions, to the extent permitted by law.

If you have direct account access privileges, the redemption proceeds will be paid by electronic transfer via an automated clearing house deposit to your bank account on record with the Fund. If there is no bank account on record, your redemption proceeds normally will be paid by check payable to the registered

PROSPECTUS – THE FUNDS

account owner(s) and mailed to the address to which the account is registered. You may request that your redemption proceeds of at least $1,000 be disbursed by wire to your bank account of record by contacting the Fund and requesting the redemption and wire transfer and providing the proper wiring instructions for your bank account of record.

You may request that redemption proceeds be made payable and disbursed to a person or account other than the shareholder(s) of record, provided that you provide a signature guarantee by an eligible guarantor, including a broker or bank that is a member of the medallion stamp program. Please note that a notary public is not an eligible guarantor.

A guaranteed signature by an eligible guarantor is designed to protect you from fraud. The Fund will require a guaranteed signature by an eligible guarantor on requests for redemption that:

•	Are signed by you in your legal capacity to sign on behalf of another person or entity (i.e., on behalf of an estate or on behalf of a corporation);

•	Request a redemption check to be payable to anyone other than the shareholder(s) of record;

•	Request a redemption check to be mailed to an address other than the address of record;

•	Request redemption proceeds to be payable to a bank other than the bank account of record; or

•	Total more than $100,000.

Redemptions in Kind. The Fund reserves the right to pay redemption proceeds in whole or in part by distributing liquid securities from the Fund’s portfolio. It is not expected that the Fund would pay redemptions by an in kind distribution except in unusual circumstances. If the Fund pays redemption proceeds by distributing securities in kind, you could incur brokerage or other charges, as well as tax liability, when converting the distributed securities to cash.

You should note that your purchase, exchange, and redemption requests may be subject to review and verification on an ongoing basis.

ACCOUNT SERVICES AND POLICIES

Certain of the services and policies described below may not be available through certain financial intermediaries. Contact your financial intermediary for services and policies applicable to you.

PROSPECTUS – THE FUNDS

ACCOUNT SERVICES

Automatic Services for Fund Investors. You may buy or sell shares automatically with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You may set up most of these services when filling out the application or by calling 888-522-2388.

For investing
Invest-A-Matic* (Dollar-cost averaging)	You can make fixed, periodic investments ($250 initial and $50 subsequent minimum) into your Fund account by means of automatic money transfers from your bank checking account. See the application for instructions.
Div-Move*	You may automatically reinvest the dividends and distributions from your account into another account in any Eligible Fund ($50 minimum).

*	In the case of financial intermediaries maintaining accounts in omnibus recordkeeping environments or in nominee name that aggregate the underlying accounts’ purchase orders for Fund shares, the minimum subsequent investment requirements described above will not apply to such underlying accounts.

For selling shares
Systematic Withdrawal Plan (“SWP”)	You can make regular withdrawals from most Lord Abbett Funds. Automatic cash withdrawals will be paid to you from your account in fixed or variable amounts. To establish an SWP, the value of your shares for Class A or C must be at least $10,000, and for Class B the value of your shares must be at least $25,000, except in the case of an SWP established for certain retirement and benefit plans, for which there is no minimum. Your shares must be in non-certificate form.
Class B and C Shares	The CDSC will be waived on redemptions of up to 12% of the current value of your account at the time of your SWP request. For SWP redemptions over 12% per year, the CDSC will apply to the entire redemption. Please contact the Fund for assistance in minimizing the CDSC in this situation. Redemption proceeds due to an SWP for Class B and C shares will be redeemed in the order described under “CDSC” under “Sales Charges.”

Telephone and Online Purchases and Redemptions. Submitting transactions by telephone or online may be difficult during times of drastic economic or market changes or during other times when communications may be under unusual stress. When initiating a transaction by telephone or online, shareholders should be aware of the following considerations:

•

Security. The Fund and its service providers employ verification and security measures for your protection. For your security, telephone and online transaction requests are recorded. You should note, however, that any person with access to your account and other personal information (including personal identification number) may be able to submit instructions by telephone or online. The Fund will not be liable for relying on instructions submitted by telephone or online that the Fund reasonably believes to be genuine.

PROSPECTUS – THE FUNDS

•

Online Confirmation. The Fund is not responsible for online transaction requests that may have been sent but not received in good order. Requested transactions received by the Fund in good order are confirmed at the completion of the order and your requested transaction will not be processed unless you receive the confirmation message.

•

No Cancellations. You will be asked to verify the requested transaction and may cancel the request before it is submitted to the Fund. The Fund will not cancel a submitted transaction once it has been received (in good order) and is confirmed at the end of the telephonic or online transaction.

Householding. We have adopted a policy that allows us to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call us at 888-522-2388 or send a written request with your name, the name of your fund or funds, and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Account Statements. Every investor automatically receives quarterly account statements.

Account Changes. For any changes you need to make to your account, consult your investment professional or call the Fund at 888-522-2388.

Systematic Exchange. You or your investment professional can establish a schedule of exchanges between the same classes of any other Lord Abbett Fund, provided that the fund shares to be acquired in the exchange are available to new investors in such other fund.

ACCOUNT POLICIES

Pricing of Fund Shares. Under normal circumstances, NAV per share is calculated each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Purchases and sales (including exchanges) of Fund shares are executed at the NAV (subject to any applicable sales charges) next determined after the Fund or the Fund’s authorized agent receives your order in proper form. Purchase and sale orders must be placed by the close of trading on the NYSE in order to receive that day’s NAV; orders placed after the close of trading on the NYSE will receive the next business day’s NAV. Fund shares will not be priced on holidays when the NYSE is closed for trading. In the case of purchase, redemption, or exchange orders placed through your financial intermediary, when acting as the Fund’s authorized agent (or the agent’s designee), the Fund will be deemed to have received the order when the agent or designee receives the order in proper form.

PROSPECTUS – THE FUNDS

In calculating NAV, securities listed on any recognized U.S. or non-U.S. exchange (including NASDAQ) are valued at the market closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last transaction price, or, if there were no transactions that day, at the mean between the most recently quoted bid and asked prices. Unlisted fixed income securities (other than those with remaining maturities of 60 days or less) are valued at prices supplied by independent pricing services, whose prices reflect broker/dealer-supplied valuations and electronic data processing techniques, and reflect the mean between the bid and asked prices. Unlisted fixed income securities (other than senior loans) having remaining maturities of 60 days or less are valued at their amortized cost. The principal markets for non-U.S. securities and U.S. fixed income securities also generally close prior to the close of the NYSE. Consequently, values of non-U.S. investments and U.S. fixed income securities will be determined as of the earlier closing of such exchanges and markets unless the Fund prices such a security at its fair value.

Securities for which prices or market quotations are not available, do not accurately reflect fair value in Lord Abbett’s opinion, or have been materially affected by events occurring after the close of the market on which the security is principally traded but before 4:00 p.m. Eastern time are valued under fair value procedures approved by, and administered under, the supervision of the Fund’s Board. These circumstances may arise, for instance, when trading in a security is suspended, the market on which a security is traded closes early, or demand for a security (as reflected by its trading volume) is insufficient and thus calls into question the reliability of the quoted or computed price, or the security is relatively illiquid. The Fund may use fair value pricing more frequently for securities primarily traded on foreign exchanges. Because many foreign markets close hours before the Fund values its foreign portfolio holdings, significant events, including broad market moves, may occur in the interim, potentially affecting the values of foreign securities held by the Fund. The Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security, developments in the markets and their performance, and current valuations of foreign or U.S. indices. The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

Certain securities that are traded primarily on foreign exchanges may trade on weekends or days when the NAV is not calculated. As a result, the value of securities may change on days when shareholders are not able to purchase or sell Fund shares.

PROSPECTUS – THE FUNDS

Excessive Trading and Market Timing. The Fund is designed for long-term investors and is not intended to serve as a vehicle for frequent trading in response to short-term swings in the market. Excessive, short-term or market timing trading practices (“frequent trading”) may disrupt management of the Fund, raise its expenses, and harm long-term shareholders in a variety of ways. For example, volatility resulting from frequent trading may cause the Fund difficulty in implementing long-term investment strategies because it cannot anticipate the amount of cash it will have to invest. The Fund may find it necessary to sell portfolio securities at disadvantageous times to raise cash to meet the redemption demands resulting from such frequent trading. Each of these, in turn, could increase tax, administrative, and other costs, and reduce the Fund’s investment return.

To the extent the Fund invests in foreign securities, the Fund may be particularly susceptible to frequent trading because many foreign markets close hours before the Fund values its portfolio holdings. This may allow significant events, including broad market moves that occur in the interim, to affect the values of foreign securities held by the Fund. The time zone differences among foreign markets may allow a shareholder to exploit differences in the Fund’s share prices that are based on closing prices of foreign securities determined before the Fund calculates its NAV per share (known as “time zone arbitrage”). To the extent the Fund invests in securities that are thinly traded or relatively illiquid, the Fund also may be particularly susceptible to frequent trading because the current market price for such securities may not accurately reflect current market values. A shareholder may attempt to engage in frequent trading to take advantage of these pricing differences (known as “price arbitrage”). The Fund has adopted fair value procedures that allow the Fund to use values other than the closing market prices of these types of securities to reflect what the Fund reasonably believes to be their fair value at the time it calculates its NAV per share. The Fund expects that the use of fair value pricing will reduce a shareholder’s ability to engage successfully in time zone arbitrage and price arbitrage to the detriment of other Fund shareholders, although there is no assurance that fair value pricing will do so. For more information about these procedures, see “Pricing of Fund Shares” above.

The Fund’s Board has adopted additional policies and procedures that are designed to prevent or stop frequent trading. We recognize, however, that it may not be possible to identify and stop or avoid every instance of frequent trading in Fund shares. For this reason, the Fund’s policies and procedures are intended to identify and stop frequent trading that we believe may be harmful to the Fund. For this purpose, we consider frequent trading to be harmful if, in general, it is likely to cause the Fund to incur additional expenses or to sell portfolio holdings for other than investment-strategy-related reasons. Toward this end, we have procedures in place to monitor the purchase, sale and exchange activity in Fund shares by investors and financial intermediaries that place orders on behalf of their

PROSPECTUS – THE FUNDS

clients, which procedures are described below. The Fund may modify its frequent trading policy and monitoring procedures from time to time without notice as and when deemed appropriate to enhance protection of the Fund and its shareholders.

Frequent Trading Policy and Procedures. Under the frequent trading policy, any Lord Abbett Fund shareholder redeeming shares valued at $5,000 or more from a Lord Abbett Fund will be prohibited from investing in the same Lord Abbett Fund for 30 calendar days after the redemption date (the “Policy”). The Policy applies to all redemptions and purchases for an account that are part of an exchange transaction or transfer of assets, but does not apply to the following types of transactions unless Lord Abbett Distributor determines in its sole discretion that the transaction may be harmful to the Fund: (1) systematic purchases and redemptions, such as purchases made through reinvestment of dividends or other distributions, or certain automatic or systematic investment, exchange or withdrawal plans (such as payroll deduction plans, and the Fund’s Invest-A-Matic and Systematic Withdrawal Plans); (2) retirement and benefit plan payroll and/or employer contributions, loans and distributions; (3) purchases or redemptions by a “fund-of-funds” or similar investment vehicle that Lord Abbett Distributor in its sole discretion has determined is not designed to and/or is not serving as a vehicle for frequent trading; (4) purchases by an account that is part of a fee-based program or mutual fund separate account program; and (5) purchases involving certain transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations; provided that the financial intermediary maintaining the account is able to identify the transaction in its records as one of these transactions. The Policy does not apply to the Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Lord Abbett Floating Rate Fund, Lord Abbett Short Duration Income Fund, Lord Abbett Intermediate Tax Free Fund, and Lord Abbett Short Duration Tax Free Fund, provided that your Financial Intermediary is able to implement such exclusions.

In addition to the Policy, we have procedures in place designed to enable us to monitor the purchase, sale and exchange activity in Fund shares by investors and financial intermediaries that place orders on behalf of their clients in order to attempt to identify activity that is inconsistent with the Policy. If, based on these monitoring procedures, we believe that an investor is engaging in, or has engaged in, frequent trading that may be harmful to the Fund, normally, we will notify the investor (and/or the investor’s financial professional) to cease all such activity in the account. If the activity occurs again, we will place a block on all further purchases or exchanges of the Fund’s shares in the investor’s account and inform the investor (and/or the investor’s financial professional) to cease all such activity in the account. The investor then has the option of maintaining any existing investment in the Fund, exchanging Fund shares for shares of Money Market Fund, or redeeming the account. Investors electing to exchange or redeem Fund shares under these circumstances should consider that the transaction may be

PROSPECTUS – THE FUNDS

subject to a CDSC or result in tax consequences. As stated above, although we generally notify the investor (and/or the investor’s financial professional) to cease all activity indicative of frequent trading prior to placing a block on further purchases or exchanges, we reserve the right to immediately place a block on an account or take other action without prior notification when we deem such action appropriate in our sole discretion. While we attempt to apply the Policy and procedures uniformly to detect frequent trading practices, there can be no assurance that we will succeed in identifying all such practices or that some investors will not employ tactics that evade our detection.

We recognize that financial intermediaries that maintain accounts in omnibus recordkeeping environments or in nominee name may not be able reasonably to apply the Policy due to systems limitations or other reasons. In these instances, Lord Abbett Distributor may review the frequent trading policies and procedures that an individual financial intermediary is able to put in place to determine whether its policies and procedures are consistent with the protection of the Fund and its investors, as described above. Lord Abbett Distributor also will seek the financial intermediary’s agreement to cooperate with Lord Abbett Distributor’s efforts to (1) monitor the financial intermediary’s adherence to its policies and procedures and/or receive an amount and level of information regarding trading activity that Lord Abbett Distributor in its sole discretion deems adequate, and (2) stop any trading activity Lord Abbett Distributor identifies as frequent trading. Nevertheless, these circumstances may result in a financial intermediary’s application of policies and procedures that are less effective at detecting and preventing frequent trading than the policies and procedures adopted by Lord Abbett Distributor and by certain other financial intermediaries. If an investor would like more information concerning the policies, procedures and restrictions that may be applicable to his or her account, the investor should contact the financial intermediary placing purchase orders on his or her behalf. A substantial portion of the Fund’s shares may be held by financial intermediaries through omnibus accounts or in nominee name.

With respect to monitoring of accounts maintained by a financial intermediary, to our knowledge, in an omnibus environment or in nominee name, Lord Abbett Distributor will seek to receive sufficient information from the financial intermediary to enable it to review the ratio of purchase versus redemption activity of each underlying sub-account or, if such information is not readily obtainable, in the overall omnibus account(s) or nominee name account(s). If we identify activity that we believe may be indicative of frequent trading activity, we normally will notify the financial intermediary and request it to provide Lord Abbett Distributor with additional transaction information so that Lord Abbett Distributor may determine if any investors appear to have engaged in frequent trading activity. Lord Abbett Distributor’s monitoring activity normally is limited to review of historic account activity. This may result in procedures that may be

PROSPECTUS – THE FUNDS

less effective at detecting and preventing frequent trading than the procedures Lord Abbett Distributor uses in connection with accounts not maintained in an omnibus environment or in nominee name.

If an investor related to an account maintained in an omnibus environment or in nominee name is identified as engaging in frequent trading activity, we normally will request that the financial intermediary take appropriate action to curtail the activity and will work with the relevant party to do so. Such action may include actions similar to those that Lord Abbett Distributor would take, such as issuing warnings to cease frequent trading activity, placing blocks on accounts to prohibit future purchases and exchanges of Fund shares, or requiring that the investor place trades through the mail only, in each case either indefinitely or for a period of time. Again, we reserve the right to immediately attempt to place a block on an account or take other action without prior notification when we deem such action appropriate in our sole discretion. If we determine that the financial intermediary has not demonstrated adequately that it has taken appropriate action to curtail the frequent trading, we may consider seeking to prohibit the account or sub-account from investing in the Fund and/or also may terminate our relationship with the financial intermediary. As noted above, these efforts may be less effective at detecting and preventing frequent trading than the policies and procedures Lord Abbett Distributor uses in connection with accounts not maintained in an omnibus environment or in nominee name. The nature of these relationships also may inhibit or prevent Lord Abbett Distributor or the Fund from assuring the uniform assessment of CDSCs on investors, even though financial intermediaries operating in omnibus environments typically have agreed to assess the CDSCs or assist Lord Abbett Distributor or the Fund in assessing them.

Procedures Required by the USA PATRIOT Act. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including the Fund, to obtain, verify, and record information that identifies each person who opens an account. What this means for you – when you open an account, we will ask for your name, address, date and place of organization or date of birth, taxpayer identification number or Social Security number, and we may ask for other information that will allow us to identify you. We will ask for this information in the case of persons who will be signing on behalf of certain entities that will own the account. We also may ask for copies of documents. If we are unable to obtain the required information within a short period of time after you try to open an account, we will return your purchase order or account application. Your monies will not be invested until we have all required information. You also should know that we may verify your identity through the use of a database maintained by a third party or through other means. If we are unable to verify your identity, we may liquidate and close the account. This may result in adverse tax consequences. In addition, the Fund

PROSPECTUS – THE FUNDS

reserves the right to reject purchase orders or account applications accompanied by cash, cashier’s checks, money orders, bank drafts, traveler’s checks, and third party or double-endorsed checks, among others.

DISTRIBUTIONS AND TAXES

The following discussion is general. Because everyone’s tax situation is unique, you should consult your tax advisor regarding the effect that an investment in the Fund may have on your particular tax situation, including the treatment of distributions under the federal, state, local, and foreign tax rules that apply to you, as well as the tax consequences of gains or losses from the sale, redemption, or exchange of your shares.

The Alpha Strategy Fund, Fundamental Equity Fund, International Core Equity Fund, International Opportunities Fund, Large Cap Value Fund, Micro Cap Growth Fund, Micro Cap Value Fund, and Value Opportunities Fund expect to pay dividends from their net investment income at least annually. The International Dividend Income Fund expects to pay dividends from its net investment income quarterly. Each Fund expects to distribute any of its net capital gains annually.

All distributions, including dividends from net investment income, will be reinvested in Fund shares unless you instruct a Fund to pay them to you in cash. Retirement and benefit plan accounts may not receive distributions in cash. There are no sales charges on reinvestments.

For U.S. federal income tax purposes, the Fund’s distributions generally are taxable to shareholders, other than tax-exempt shareholders (including certain retirement and benefit plan shareholders, as discussed below), regardless of whether paid in cash or reinvested in additional Fund shares. Distributions of net investment income and short-term capital gains are taxable as ordinary income; however, for taxable years beginning before January 1, 2013, certain qualified dividends that the Fund receives and distributes may be subject to a reduced tax rate if you meet holding period and certain other requirements. Distributions of net long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned Fund shares. Any sale, redemption, or exchange of Fund shares may be taxable.

If you buy shares after the Fund has realized income or capital gains but prior to the record date for the distribution of such income or capital gains, you will be “buying a dividend” by paying the full price for shares and then receiving a portion of the price back in the form of a potentially taxable dividend.

Shareholders that are exempt from U.S. federal income tax, such as retirement and benefit plans that are qualified under Section 401 of the Internal Revenue Code, generally are not subject to U.S. federal income tax on Fund dividends or

PROSPECTUS – THE FUNDS

distributions or on sales or exchanges of Fund shares. However, in the case of Fund shares held through a nonqualified deferred compensation plan, Fund dividends and distributions received by the plan and sales and exchanges of Fund shares by the plan generally will be taxable to the employer sponsoring such plan in accordance with U.S. federal income tax laws governing deferred compensation plans.

A plan participant whose retirement and benefit plan invests in the Fund generally is not taxed on Fund dividends or distributions received by the plan or on sales or exchanges of Fund shares by the plan for U.S. federal income tax purposes. However, distributions to plan participants from a retirement and benefit plan generally are taxable to plan participants as ordinary income.

You must provide your Social Security number or other taxpayer identification number to the Fund along with certifications required by the Internal Revenue Service when you open an account. If you do not or it is otherwise legally required to do so, the Fund will withhold 28% “backup withholding” tax from your distributions, sale proceeds, and any other payments to you.

Certain tax reporting information concerning the tax treatment of Fund distributions, including the source of dividends and distributions of capital gains by the Fund, will be provided to shareholders each year.

PROSPECTUS – THE FUNDS

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

These tables describe the Funds’ performance for the fiscal periods indicated. “Total Return” shows how much your investment in the Funds would have increased or decreased during each period without considering the effects of sales loads and assuming you had reinvested all dividends and distributions. These Financial Highlights have been audited by Deloitte & Touche LLP, the Funds’ independent registered public accounting firm, in conjunction with their annual audits of the Funds’ financial statements. Financial statements and the Reports of Independent Registered Public Accounting Firm thereon appear in the 2010 annual reports to shareholders and are incorporated by reference in the SAI, which is available upon request. Certain information reflects financial results for a single Fund share.

PROSPECTUS – THE FUNDS

ALPHA STRATEGY FUND

Financial Highlights

	Class A Shares
	Year Ended 10/31
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$17.24	$15.58	$29.08	$23.68	$19.11
Investment operations:
Net investment income (loss)(a)	(.03)	.01	(.02)	(.04)	(.06)
Net realized and unrealized gain (loss)	4.74	2.81	(11.23)	6.44	4.63
Total from investment operations	4.71	2.82	(11.25)	6.40	4.57
Distributions to shareholders from:
Net investment income	(.02)	(.03)	(.76)	(.74)	–
Net realized gain	–	(1.13)	(1.49)	(.26)	–
Total distributions	(.02)	(1.16)	(2.25)	(1.00)	–
Net asset value, end of year	$21.93	$17.24	$15.58	$29.08	$23.68
Total Return(b)	27.36%	20.57%	(41.64)%	28.00%	23.91%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.35%	.35%	.35%	.35%	.35%
Expenses, including expense reductions, expenses assumed and management fee waived	.35%	.35%	.35%	.35%	.35%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.70%	.87%	.76%	.79%	.80%
Net investment income (loss)	(.16)%	.09%	(.09)%	(.17)%	(.28)%
Supplemental Data:
Net assets, end of year (000)	$404,804	$296,989	$257,398	$332,175	$196,448
Portfolio turnover rate	1.16%	7.18%	7.64%	39.09%	8.83%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

PROSPECTUS – ALPHA STRATEGY FUND

ALPHA STRATEGY FUND

Financial Highlights (continued)

	Class B Shares
	Year Ended 10/31
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$16.41	$14.94	$27.98	$22.79	$18.51
Investment operations:
Net investment loss(a)	(.15)	(.08)	(.15)	(.20)	(.20)
Net realized and unrealized gain (loss)	4.50	2.68	(10.81)	6.21	4.48
Total from investment operations	4.35	2.60	(10.96)	6.01	4.28
Distributions to shareholders from:
Net investment income	–	–	(.59)	(.56)	–
Net realized gain	–	(1.13)	(1.49)	(.26)	–
Total distributions	–	(1.13)	(2.08)	(.82)	–
Net asset value, end of year	$20.76	$16.41	$14.94	$27.98	$22.79
Total Return(b)	26.51%	19.86%	(42.04)%	27.17%	23.12%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses, including expense reductions, expenses assumed and management fee waived	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses, excluding expense reductions, expenses assumed and management fee waived	1.35%	1.52%	1.42%	1.44%	1.44%
Net investment loss	(.79)%	(.55)%	(.70)%	(.79)%	(.92)%
Supplemental Data:
Net assets, end of year (000)	$33,394	$31,294	$31,193	$58,045	$47,954
Portfolio turnover rate	1.16%	7.18%	7.64%	39.09%	8.83%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

PROSPECTUS – ALPHA STRATEGY FUND

ALPHA STRATEGY FUND

Financial Highlights (continued)

	Class C Shares
	Year Ended 10/31
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$16.29	$14.85	$27.87	$22.79	$18.51
Investment operations:
Net investment loss(a)	(.15)	(.08)	(.16)	(.21)	(.20)
Net realized and unrealized gain (loss)	4.47	2.65	(10.73)	6.21	4.48
Total from investment operations	4.32	2.57	(10.89)	6.00	4.28
Distributions to shareholders from:
Net investment income	–	–	(.64)	(.66)	–
Net realized gain	–	(1.13)	(1.49)	(.26)	–
Total distributions	–	(1.13)	(2.13)	(.92)	–
Net asset value, end of year	$20.61	$16.29	$14.85	$27.87	$22.79
Total Return(b)	26.52%	19.78%	(42.02)%	27.20%	23.12%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses, including expense reductions, expenses assumed and management fee waived	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses, excluding expense reductions, expenses assumed and management fee waived	1.35%	1.52%	1.41%	1.44%	1.45%
Net investment loss	(.81)%	(.59)%	(.74)%	(.83)%	(.92)%
Supplemental Data:
Net assets, end of year (000)	$208,051	$150,633	$122,504	$145,528	$75,193
Portfolio turnover rate	1.16%	7.18%	7.64%	39.09%	8.83%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

PROSPECTUS – ALPHA STRATEGY FUND

ALPHA STRATEGY FUND

Financial Highlights (continued)

	Class F Shares
	Year Ended 10/31			9/28/2007(a) to 10/31/2007
	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$17.22	$15.58	$29.09	$27.77
Investment operations:
Net investment income (loss)(b)	– (c)	.01	(.02)	–	(c)
Net realized and unrealized gain (loss)	4.76	2.85	(11.17)	1.32
Total from investment operations	4.76	2.86	(11.19)	1.32
Distributions to shareholders from:
Net investment income	(.07)	(.09)	(.83)	–
Net realized gain	–	(1.13)	(1.49)	–
Total distributions	(.07)	(1.22)	(2.32)	–
Net asset value, end of period	$21.91	$17.22	$15.58	$29.09
Total Return(d)	27.67%	20.95%	(41.50)%	4.75	%(e)
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.10%	.10%	.10%	.01	%(e)
Expenses, including expense reductions, expenses assumed and management fee waived	.10%	.10%	.10%	.01	%(e)
Expenses, excluding expense reductions, expenses assumed and management fee waived	.44%	.60%	.55%	.07	%(e)
Net investment income (loss)	(.01)%	.05%	(.11)%	(.01	)%(e)
Supplemental Data:
Net assets, end of period (000)	$120,316	$29,762	$6,845	$11
Portfolio turnover rate	1.16%	7.18%	7.64%	39.09%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

PROSPECTUS – ALPHA STRATEGY FUND

ALPHA STRATEGY FUND

Financial Highlights (continued)

	Class I Shares
	Year Ended 10/31
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$17.33	$15.67	$29.23	$23.77	$19.12
Investment operations:
Net investment income(a)	.04	.06	.01	.05	.02
Net realized and unrealized gain (loss)	4.77	2.83	(11.24)	6.47	4.63
Total from investment operations	4.81	2.89	(11.23)	6.52	4.65
Distributions to shareholders from:
Net investment income	(.08)	(.10)	(.84)	(.80)	–
Net realized gain	–	(1.13)	(1.49)	(.26)	–
Total distributions	(.08)	(1.23)	(2.33)	(1.06)	–
Net asset value, end of year	$22.06	$17.33	$15.67	$29.23	$23.77
Total Return(b)	27.80%	21.06%	(41.45)%	28.48%	24.32%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.00%	.00%	.00%	.00%	.00%
Expenses, including expense reductions, expenses assumed and management fee waived	.00%	.00%	.00%	.00%	.00%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.35%	.52%	.41%	.44%	.45%
Net investment income	.18%	.39%	.06%	.19%	.08%
Supplemental Data:
Net assets, end of year (000)	$25,426	$11,785	$8,293	$1,819	$1,001
Portfolio turnover rate	1.16%	7.18%	7.64%	39.09%	8.83%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

PROSPECTUS – ALPHA STRATEGY FUND

ALPHA STRATEGY FUND

Financial Highlights (continued)

	Class R2 Shares
	Year Ended 10/31			9/28/2007(a) to 10/31/2007
	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$17.13	$15.51	$29.08	$27.77
Investment operations:
Net investment loss(b)	(.09)	(.05)	(.12)	(.01)
Net realized and unrealized gain (loss)	4.72	2.83	(11.16)	1.32
Total from investment operations	4.63	2.78	(11.28)	1.31
Distributions to shareholders from:
Net investment income	–	(.03)	(.80)	–
Net realized gain	–	(1.13)	(1.49)	–
Total distributions	–	(1.16)	(2.29)	–
Net asset value, end of period	$21.76	$17.13	$15.51	$29.08
Total Return(c)	27.03%	20.37%	(41.82)%	4.72	%(d)
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.60%	.60%	.60%	.05	%(d)
Expenses, including expense reductions, expenses assumed and management fee waived	.60%	.60%	.59%	.05	%(d)
Expenses, excluding expense reductions, expenses assumed and management fee waived	.94%	1.11%	1.02%	.11	%(d)
Net investment loss	(.44)%	(.32)%	(.59)%	(.05	)%(d)
Supplemental Data:
Net assets, end of period (000)	$3,437	$1,433	$564	$10
Portfolio turnover rate	1.16%	7.18%	7.64%	39.09%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

PROSPECTUS – ALPHA STRATEGY FUND

ALPHA STRATEGY FUND

Financial Highlights (concluded)

	Class R3 Shares
	Year Ended 10/31			9/28/2007(a) to 10/31/2007
	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$17.12	$15.53	$29.08	$27.77
Investment operations:
Net investment loss(b)	(.08)	(.02)	(.10)	(.01)
Net realized and unrealized gain (loss)	4.73	2.79	(11.15)	1.32
Total from investment operations	4.65	2.77	(11.25)	1.31
Distributions to shareholders from:
Net investment income	(.01)	(.05)	(.81)	–
Net realized gain	–	(1.13)	(1.49)	–
Total distributions	(.01)	(1.18)	(2.30)	–
Net asset value, end of period	$21.76	$17.12	$15.53	$29.08
Total Return(c)	27.18%	20.39%	(41.72)%	4.72	%(d)
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.50%	.50%	.50%	.04	%(d)
Expenses, including expense reductions, expenses assumed and management fee waived	.50%	.50%	.49%	.04	%(d)
Expenses, excluding expense reductions, expenses assumed and management fee waived	.84%	1.01%	.95%	.10	%(d)
Net investment loss	(.39)%	(.15)%	(.51)%	(.04	)%(d)
Supplemental Data:
Net assets, end of period (000)	$22,941	$6,979	$3,949	$10
Portfolio turnover rate	1.16%	7.18%	7.64%	39.09%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

PROSPECTUS – ALPHA STRATEGY FUND

FUNDAMENTAL EQUITY FUND

Financial Highlights

	Class A Shares
	Year Ended 10/31
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$9.99	$8.85	$13.69	$13.14	$12.13
Investment operations:
Net investment income(a)	.04	.03	.07	.08	.08
Net realized and unrealized gain (loss)	1.86	1.17	(3.89)	1.52	1.82
Total from investment operations	1.90	1.20	(3.82)	1.60	1.90
Distributions to shareholders from:
Net investment income	– (b)	(.06)	(.08)	(.08)	(.06)
Net realized gain	–	–	(.94)	(.97)	(.83)
Total distributions	– (b)	(.06)	(1.02)	(1.05)	(.89)
Net asset value, end of year	$11.89	$9.99	$8.85	$13.69	$13.14
Total Return(c)	19.06%	13.84%	(29.89)%	13.12%	16.49%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.12%	1.19%	1.12%	1.12%	1.14%
Expenses, excluding expense reductions	1.12%	1.19%	1.12%	1.12%	1.14%
Net investment income	.38%	.28%	.58%	.63%	.63%
Supplemental Data:
Net assets, end of year (000)	$1,850,569	$1,656,209	$1,512,312	$2,375,786	$2,198,884
Portfolio turnover rate	80.98%	88.13%	85.13%	63.23%	63.84%

(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

PROSPECTUS – FUNDAMENTAL EQUITY FUND

FUNDAMENTAL EQUITY FUND

Financial Highlights (continued)

	Class B Shares
	Year Ended 10/31
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$9.58	$8.48	$13.16	$12.66	$11.74
Investment operations:
Net investment loss(a)	(.03)	(.03)	(.01)	– (b)	– (b)
Net realized and unrealized gain (loss)	1.80	1.13	(3.73)	1.47	1.76
Total from investment operations	1.77	1.10	(3.74)	1.47	1.76
Distributions to shareholders from:
Net investment income	–	–	–	– (b)	–
Net realized gain	–	–	(.94)	(.97)	(.84)
Total distributions	–	–	(.94)	(.97)	(.84)
Net asset value, end of year	$11.35	$9.58	$8.48	$13.16	$12.66
Total Return(c)	18.48%	12.97%	(30.35)%	12.50%	15.68%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.77%	1.84%	1.77%	1.77%	1.79%
Expenses, excluding expense reductions	1.77%	1.84%	1.77%	1.77%	1.79%
Net investment loss	(.29)%	(.35)%	(.07)%	(.01)%	(.02)%
Supplemental Data:
Net assets, end of year (000)	$149,531	$161,233	$169,131	$280,279	$278,649
Portfolio turnover rate	80.98%	88.13%	85.13%	63.23%	63.84%

(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

PROSPECTUS – FUNDAMENTAL EQUITY FUND

FUNDAMENTAL EQUITY FUND

Financial Highlights (continued)

	Class C Shares
	Year Ended 10/31
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$9.55	$8.45	$13.11	$12.62	$11.71
Investment operations:
Net investment loss(a)	(.03)	(.03)	(.01)	– (b)	– (b)
Net realized and unrealized gain (loss)	1.78	1.13	(3.71)	1.46	1.75
Total from investment operations	1.75	1.10	(3.72)	1.46	1.75
Distributions to shareholders from:
Net investment income	–	–	– (b)	– (b)	–
Net realized gain	–	–	(.94)	(.97)	(.84)
Total distributions	–	–	(.94)	(.97)	(.84)
Net asset value, end of year	$11.30	$9.55	$8.45	$13.11	$12.62
Total Return(c)	18.32%	13.02%	(30.31)%	12.48%	15.64%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.77%	1.84%	1.77%	1.77%	1.79%
Expenses, excluding expense reductions	1.77%	1.84%	1.77%	1.77%	1.79%
Net investment loss	(.26)%	(.37)%	(.07)%	(.01)%	(.02)%
Supplemental Data:
Net assets, end of year (000)	$603,639	$485,484	$419,157	$639,749	$622,822
Portfolio turnover rate	80.98%	88.13%	85.13%	63.23%	63.84%

(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

PROSPECTUS – FUNDAMENTAL EQUITY FUND

FUNDAMENTAL EQUITY FUND

Financial Highlights (continued)

	Class F Shares
	Year Ended 10/31			9/28/2007(a) to 10/31/2007
	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$9.96	$8.85	$13.70	$13.62
Investment operations:
Net investment income(b)	.09	.03	.08	–	(c)
Net realized and unrealized gain (loss)	1.84	1.18	(3.87)	.08
Total from investment operations	1.93	1.21	(3.79)	.08
Distributions to shareholders from:
Net investment income	(.03)	(.10)	(.12)	–
Net realized gain	–	–	(.94)	–
Total distributions	(.03)	(.10)	(1.06)	–
Net asset value, end of period	$11.86	$9.96	$8.85	$13.70
Total Return(d)	19.42%	14.03%	(29.70)%	.59	%(e)
Ratios to Average Net Assets:
Expenses, including expense reductions	.86%	.93%	.87%	.08	%(e)
Expenses, excluding expense reductions	.86%	.93%	.88%	.08	%(e)
Net investment income	.77%	.29%	.77%	.04	%(e)
Supplemental Data:
Net assets, end of period (000)	$282,018	$73,742	$8,995	$10
Portfolio turnover rate	80.98%	88.13%	85.13%	63.23%

(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

PROSPECTUS – FUNDAMENTAL EQUITY FUND

FUNDAMENTAL EQUITY FUND

Financial Highlights (continued)

	Class I Shares
	Year Ended 10/31
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$10.04	$8.92	$13.79	$13.21	$12.19
Investment operations:
Net investment income(a)	.08	.05	.11	.10	.12
Net realized and unrealized gain (loss)	1.88	1.17	(3.92)	1.57	1.83
Total from investment operations	1.96	1.22	(3.81)	1.67	1.95
Distributions to shareholders from:
Net investment income	(.04)	(.10)	(.12)	(.12)	(.10)
Net realized gain	–	–	(.94)	(.97)	(.83)
Total distributions	(.04)	(.10)	(1.06)	(1.09)	(.93)
Net asset value, end of year	$11.96	$10.04	$8.92	$13.79	$13.21
Total Return(b)	19.54%	14.11%	(29.62)%	13.68%	16.87%
Ratios to Average Net Assets:
Expenses, including expense reductions	.77%	.84%	.77%	.78%	.79%
Expenses, excluding expense reductions	.77%	.84%	.77%	.78%	.79%
Net investment income	.75%	.58%	.92%	.78%	.97%
Supplemental Data:
Net assets, end of year (000)	$162,114	$98,570	$54,483	$53,737	$3,880
Portfolio turnover rate	80.98%	88.13%	85.13%	63.23%	63.84%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

PROSPECTUS – FUNDAMENTAL EQUITY FUND

FUNDAMENTAL EQUITY FUND

Financial Highlights (continued)

	Class P Shares
	Year Ended 10/31
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$9.87	$8.75	$13.55	$13.03	$12.05
Investment operations:
Net investment income(a)	.03	.01	.06	.07	.06
Net realized and unrealized gain (loss)	1.85	1.16	(3.85)	1.51	1.82
Total from investment operations	1.88	1.17	(3.79)	1.58	1.88
Distributions to shareholders from:
Net investment income	–	(.05)	(.07)	(.09)	(.06)
Net realized gain	–	–	(.94)	(.97)	(.84)
Total distributions	–	(.05)	(1.01)	(1.06)	(.90)
Net asset value, end of year	$11.75	$9.87	$8.75	$13.55	$13.03
Total Return(b)	19.05%	13.59%	(29.98)%	13.08%	16.36%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.22%	1.29%	1.22%	1.22%	1.24%
Expenses, excluding expense reductions	1.22%	1.29%	1.22%	1.22%	1.25%
Net investment income	.28%	.17%	.49%	.53%	.49%
Supplemental Data:
Net assets, end of year (000)	$30,598	$29,361	$24,711	$48,641	$42,516
Portfolio turnover rate	80.98%	88.13%	85.13%	63.23%	63.84%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

PROSPECTUS – FUNDAMENTAL EQUITY FUND

FUNDAMENTAL EQUITY FUND

Financial Highlights (continued)

	Class R2 Shares
	Year Ended 10/31			9/28/2007(a) to 10/31/2007
	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$9.89	$8.82	$13.69	$13.62
Investment operations:
Net investment income (loss)(b)	.04	(.01)	.05	–	(c)
Net realized and unrealized gain (loss)	1.82	1.17	(3.88)	.07
Total from investment operations	1.86	1.16	(3.83)	.07
Distributions to shareholders from:
Net investment income	– (c)	(.09)	(.10)	–
Net realized gain	–	–	(.94)	–
Total distributions	– (c)	(.09)	(1.04)	–
Net asset value, end of period	$11.75	$9.89	$8.82	$13.69
Total Return(d)	18.81%	13.44%	(29.98)%	.51	%(e)
Ratios to Average Net Assets:
Expenses, including expense reductions	1.36%	1.42%	1.30%	.12	%(e)
Expenses, excluding expense reductions	1.36%	1.42%	1.31%	.12	%(e)
Net investment income (loss)	.36%	(.14)%	.47%	.00	%(e)(f)
Supplemental Data:
Net assets, end of period (000)	$4,444	$1,187	$319	$10
Portfolio turnover rate	80.98%	88.13%	85.13%	63.23%

(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.

PROSPECTUS – FUNDAMENTAL EQUITY FUND

FUNDAMENTAL EQUITY FUND

Financial Highlights (concluded)

	Class R3 Shares
	Year Ended 10/31			9/28/2007(a) to 10/31/2007
	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$9.92	$8.82	$13.69	$13.62
Investment operations:
Net investment income(b)	.03	– (c)	.04	–	(c)
Net realized and unrealized gain (loss)	1.85	1.17	(3.86)	.07
Total from investment operations	1.88	1.17	(3.82)	.07
Distributions to shareholders from:
Net investment income	– (c)	(.07)	(.11)	–
Net realized gain	–	–	(.94)	–
Total distributions	– (c)	(.07)	(1.05)	–
Net asset value, end of period	$11.80	$9.92	$8.82	$13.69
Total Return(d)	18.96%	13.55%	(29.96)%	.51	%(e)
Ratios to Average Net Assets:
Expenses, including expense reductions	1.26%	1.33%	1.26%	.11	%(e)
Expenses, excluding expense reductions	1.26%	1.33%	1.26%	.11	%(e)
Net investment income	.30%	.05%	.37%	.01	%(e)
Supplemental Data:
Net assets, end of period (000)	$67,814	$28,510	$14,303	$10
Portfolio turnover rate	80.98%	88.13%	85.13%	63.23%

(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

PROSPECTUS – FUNDAMENTAL EQUITY FUND

INTERNATIONAL CORE EQUITY FUND

Financial Highlights

	Class A Shares
	Year Ended 10/31
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$11.20	$8.68	$18.34	$15.23	$12.37
Investment operations:
Net investment income(a)	.12	.08	.23	.17	.08
Net realized and unrealized gain (loss)	.88	2.66	(8.23)	3.92	3.17
Total from investment operations	1.00	2.74	(8.00)	4.09	3.25
Distributions to shareholders from:
Net investment income	(.08)	(.22)	(.13)	(.06)	(.05)
Net realized gain	–	–	(1.53)	(.92)	(.34)
Total distributions	(.08)	(.22)	(1.66)	(.98)	(.39)
Net asset value, end of year	$12.12	$11.20	$8.68	$18.34	$15.23
Total Return(b)	8.95%	32.32%	(47.48)%	28.22%	26.86%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.18%	1.55%	1.43%	1.40%	1.53%
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.18%	1.55%	1.42%	1.40%	1.52%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.44%	1.55%	1.43%	1.41%	1.53%
Net investment income	1.05%	.92%	1.68%	1.02%	.55%
Supplemental Data:
Net assets, end of year (000)	$542,452	$574,731	$527,567	$1,082,308	$655,273
Portfolio turnover rate	98.73%	132.22%	125.37%	122.32%	134.00%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

PROSPECTUS – INTERNATIONAL CORE EQUITY FUND

INTERNATIONAL CORE EQUITY FUND

Financial Highlights (continued)

	Class B Shares
	Year Ended 10/31
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$11.02	$8.50	$18.00	$15.00	$12.24
Investment operations:
Net investment income (loss)(a)	.04	.02	.14	.06	(.01)
Net realized and unrealized gain (loss)	.87	2.62	(8.07)	3.86	3.13
Total from investment operations	.91	2.64	(7.93)	3.92	3.12
Distributions to shareholders from:
Net investment income	(.02)	(.12)	(.04)	– (b)	(.02)
Net realized gain	–	–	(1.53)	(.92)	(.34)
Total distributions	(.02)	(.12)	(1.57)	(.92)	(.36)
Net asset value, end of year	$11.91	$11.02	$8.50	$18.00	$15.00
Total Return(c)	8.23%	31.46%	(47.80)%	27.39%	25.98%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.84%	2.20%	2.08%	2.05%	2.18%
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.84%	2.20%	2.08%	2.05%	2.17%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	2.09%	2.20%	2.08%	2.06%	2.18%
Net investment income (loss)	.40%	.27%	1.02%	.36%	(.09)%
Supplemental Data:
Net assets, end of year (000)	$39,255	$43,492	$39,604	$82,699	$51,040
Portfolio turnover rate	98.73%	132.22%	125.37%	122.32%	134.00%

(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

PROSPECTUS – INTERNATIONAL CORE EQUITY FUND

INTERNATIONAL CORE EQUITY FUND

Financial Highlights (continued)

	Class C Shares
	Year Ended 10/31
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$11.04	$8.50	$18.00	$15.00	$12.24
Investment operations:
Net investment income (loss)(a)	.04	.03	.14	.06	(.01)
Net realized and unrealized gain (loss)	.87	2.62	(8.07)	3.86	3.13
Total from investment operations	.91	2.65	(7.93)	3.92	3.12
Distributions to shareholders from:
Net investment income	(.02)	(.11)	(.04)	– (b)	(.02)
Net realized gain	–	–	(1.53)	(.92)	(.34)
Total distributions	(.02)	(.11)	(1.57)	(.92)	(.36)
Net asset value, end of year	$11.93	$11.04	$8.50	$18.00	$15.00
Total Return(c)	8.21%	31.52%	(47.82)%	27.39%	25.98%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.84%	2.20%	2.08%	2.06%	2.18%
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.84%	2.20%	2.08%	2.06%	2.17%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	2.09%	2.20%	2.08%	2.06%	2.18%
Net investment income (loss)	.38%	.28%	1.01%	.37%	(.07)%
Supplemental Data:
Net assets, end of year (000)	$91,550	$105,557	$95,496	$216,646	$138,424
Portfolio turnover rate	98.73%	132.22%	125.37%	122.32%	134.00%

(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

PROSPECTUS – INTERNATIONAL CORE EQUITY FUND

INTERNATIONAL CORE EQUITY FUND

Financial Highlights (continued)

	Class F Shares
	Year Ended 10/31			9/28/2007(a) to 10/31/2007
	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.16	$8.68	$18.34	$17.65
Investment operations:
Net investment income (loss)(b)	.16	.16	.24	(.01)
Net realized and unrealized gain (loss)	.86	2.59	(8.19)	.70
Total from investment operations	1.02	2.75	(7.95)	.69
Distributions to shareholders from:
Net investment income	(.10)	(.27)	(.18)	–
Net realized gain	–	–	(1.53)	–
Total distributions	(.10)	(.27)	(1.71)	–
Net asset value, end of period	$12.08	$11.16	$8.68	$18.34
Total Return(c)	9.25%	32.76%	(47.37)%	3.91	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.90%	1.27%	1.26%	.12	%(d)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.90%	1.27%	1.25%	.12	%(d)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.18%	1.27%	1.26%	.12	%(d)
Net investment income (loss)	1.45%	1.73%	2.02%	(.06	)%(d)
Supplemental Data:
Net assets, end of period (000)	$31,153	$9,009	$1,869	$10
Portfolio turnover rate	98.73%	132.22%	125.37%	122.32%

(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

PROSPECTUS – INTERNATIONAL CORE EQUITY FUND

INTERNATIONAL CORE EQUITY FUND

Financial Highlights (continued)

	Class I Shares
	Year Ended 10/31
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$11.28	$8.77	$18.49	$15.33	$12.43
Investment operations:
Net investment income(a)	.15	.13	.29	.25	.13
Net realized and unrealized gain (loss)	.89	2.65	(8.30)	3.93	3.19
Total from investment operations	1.04	2.78	(8.01)	4.18	3.32
Distributions to shareholders from:
Net investment income	(.11)	(.27)	(.18)	(.10)	(.08)
Net realized gain	–	–	(1.53)	(.92)	(.34)
Total distributions	(.11)	(.27)	(1.71)	(1.02)	(.42)
Net asset value, end of year	$12.21	$11.28	$8.77	$18.49	$15.33
Total Return(b)	9.31%	32.86%	(47.30)%	28.67%	27.26%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.82%	1.19%	1.07%	1.05%	1.19%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.82%	1.19%	1.07%	1.05%	1.18%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.08%	1.19%	1.07%	1.06%	1.19%
Net investment income	1.34%	1.34%	2.05%	1.53%	.92%
Supplemental Data:
Net assets, end of year (000)	$267,253	$167,574	$113,975	$259,354	$70,641
Portfolio turnover rate	98.73%	132.22%	125.37%	122.32%	134.00%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

PROSPECTUS – INTERNATIONAL CORE EQUITY FUND

INTERNATIONAL CORE EQUITY FUND

Financial Highlights (continued)

	Class P Shares
	Year Ended 10/31
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$11.13	$8.63	$18.30	$15.22	$12.36
Investment operations:
Net investment income(a)	.10	.07	.23	.15	.08
Net realized and unrealized gain (loss)	.88	2.64	(8.19)	3.91	3.16
Total from investment operations	.98	2.71	(7.96)	4.06	3.24
Distributions to shareholders from:
Net investment income	(.07)	(.21)	(.18)	(.06)	(.03)
Net realized gain	–	–	(1.53)	(.92)	(.35)
Total distributions	(.07)	(.21)	(1.71)	(.98)	(.38)
Net asset value, end of year	$12.04	$11.13	$8.63	$18.30	$15.22
Total Return(b)	8.84%	32.29%	(47.56)%	28.07%	26.69%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.29%	1.64%	1.52%	1.51%	1.63%
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.29%	1.64%	1.52%	1.51%	1.62%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.54%	1.64%	1.52%	1.51%	1.63%
Net investment income	.92%	.78%	1.68%	.91%	.55%
Supplemental Data:
Net assets, end of year (000)	$1,765	$1,825	$1,135	$192	$66
Portfolio turnover rate	98.73%	132.22%	125.37%	122.32%	134.00%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

PROSPECTUS – INTERNATIONAL CORE EQUITY FUND

INTERNATIONAL CORE EQUITY FUND

Financial Highlights (continued)

	Class R2 Shares
	Year Ended 10/31			9/28/2007(a) to 10/31/2007
	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.20	$8.69	$18.33	$17.65
Investment operations:
Net investment income (loss)(b)	.08	.12	.27	(.01)
Net realized and unrealized gain (loss)	.91	2.65	(8.21)	.69
Total from investment operations	.99	2.77	(7.94)	.68
Distributions to shareholders from:
Net investment income	(.05)	(.26)	(.17)	–
Net realized gain	–	–	(1.53)	–
Total distributions	(.05)	(.26)	(1.70)	–
Net asset value, end of period	$12.14	$11.20	$8.69	$18.33
Total Return(c)	8.86%	32.77%	(47.24)%	3.85	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.35%	1.16%	1.17%	.14	%(d)
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.35%	1.16%	1.16%	.14	%(d)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.64%	1.16%	1.17%	.14	%(d)
Net investment income (loss)	.73%	1.33%	1.92%	(.08	)%(d)
Supplemental Data:
Net assets, end of period (000)	$570	$7	$5	$10
Portfolio turnover rate	98.73%	132.22%	125.37%	122.32%

(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

PROSPECTUS – INTERNATIONAL CORE EQUITY FUND

INTERNATIONAL CORE EQUITY FUND

Financial Highlights (concluded)

	Class R3 Shares
	Year Ended 10/31			9/28/2007(a) to 10/31/2007
	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.10	$8.65	$18.33	$17.65
Investment operations:
Net investment income (loss)(b)	.11	.06	.22	(.01)
Net realized and unrealized gain (loss)	.87	2.64	(8.20)	.69
Total from investment operations	.98	2.70	(7.98)	.68
Distributions to shareholders from:
Net investment income	(.08)	(.25)	(.17)	–
Net realized gain	–	–	(1.53)	–
Total distributions	(.08)	(.25)	(1.70)	–
Net asset value, end of period	$12.00	$11.10	$8.65	$18.33
Total Return(c)	8.89%	32.23%	(47.55)%	3.85	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.28%	1.68%	1.62%	.14	%(d)
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.28%	1.68%	1.62%	.14	%(d)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.57%	1.68%	1.62%	.14	%(d)
Net investment income (loss)	1.02%	.65%	1.79%	(.08	)%(d)
Supplemental Data:
Net assets, end of period (000)	$10,418	$1,439	$523	$10
Portfolio turnover rate	98.73%	132.22%	125.37%	122.32%

(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

PROSPECTUS – INTERNATIONAL CORE EQUITY FUND

INTERNATIONAL DIVIDEND INCOME FUND

Financial Highlights

	Class A Shares
	Year Ended 10/31		6/23/2008(a) to 10/31/2008
	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$8.22	$6.29	$10.00
Investment operations:
Net investment income(b)	.34	.28	.16
Net realized and unrealized gain (loss)	.42	1.90	(3.74)
Total from investment operations	.76	2.18	(3.58)
Distributions to shareholders from:
Net investment income	(.34)	(.25)	(.13)
Net asset value, end of period	$8.64	$8.22	$6.29
Total Return(c)	9.58%	35.88%	(36.10	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.14%	1.35%	.48	%(d)
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.14%	1.35%	.48	%(d)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.46%	1.63%	.68	%(d)
Net investment income	4.23%	4.08%	1.98	%(d)
Supplemental Data:
Net assets, end of period (000)	$162,611	$52,935	$9,075
Portfolio turnover rate	100.06%	105.74%	53.94%

(a)	Commencement of investment operations was 6/23/2008, SEC effective date was 6/20/2008 and date shares first became available to the public was 6/30/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

PROSPECTUS – INTERNATIONAL DIVIDEND INCOME FUND

INTERNATIONAL DIVIDEND INCOME FUND

Financial Highlights (continued)

	Class C Shares
	Year Ended 10/31		6/23/2008(a) to 10/31/2008
	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$8.19	$6.28	$10.00
Investment operations:
Net investment income(b)	.29	.21	.09
Net realized and unrealized gain (loss)	.41	1.92	(3.68)
Total from investment operations	.70	2.13	(3.59)
Distributions to shareholders from:
Net investment income	(.29)	(.22)	(.13)
Net asset value, end of period	$8.60	$8.19	$6.28
Total Return(c)	8.99%	34.87%	(36.22	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.79%	1.98%	.68	%(d)
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.79%	1.98%	.68	%(d)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	2.10%	2.26%	1.44	%(d)
Net investment income	3.61%	2.93%	1.23	%(d)
Supplemental Data:
Net assets, end of period (000)	$13,561	$4,376	$177
Portfolio turnover rate	100.06%	105.74%	53.94%

(a)	Commencement of investment operations was 6/23/2008, SEC effective date was 6/20/2008 and date shares first became available to the public was 6/30/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

PROSPECTUS – INTERNATIONAL DIVIDEND INCOME FUND

INTERNATIONAL DIVIDEND INCOME FUND

Financial Highlights (continued)

	Class F Shares
	Year Ended 10/31		6/23/2008(a) to 10/31/2008
	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$8.23	$6.29	$10.00
Investment operations:
Net investment income(b)	.39	.18	.15
Net realized and unrealized gain (loss)	.39	2.02	(3.72)
Total from investment operations	.78	2.20	(3.57)
Distributions to shareholders from:
Net investment income	(.36)	(.26)	(.14)
Net asset value, end of period	$8.65	$8.23	$ 6.29
Total Return(c)	9.95%	36.13%	(36.08	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.88%	1.07%	.35	%(d)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.88%	1.07%	.35	%(d)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.21%	1.39%	1.53	%(d)
Net investment income	4.78%	2.32%	1.91	%(d)
Supplemental Data:
Net assets, end of period (000)	$12,745	$1,772	$28
Portfolio turnover rate	100.06%	105.74%	53.94%

(a)	Commencement of investment operations was 6/23/2008, SEC effective date was 6/20/2008 and date shares first became available to the public was 6/30/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

PROSPECTUS – INTERNATIONAL DIVIDEND INCOME FUND

INTERNATIONAL DIVIDEND INCOME FUND

Financial Highlights (continued)

	Class I Shares
	Year Ended 10/31		6/23/2008(a) to 10/31/2008
	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$8.24	$6.29	$10.00
Investment operations:
Net investment income(b)	.37	.29	.19
Net realized and unrealized gain (loss)	.41	1.93	(3.76)
Total from investment operations	.78	2.22	(3.57)
Distributions to shareholders from:
Net investment income	(.36)	(.27)	(.14)
Net asset value, end of period	$8.66	$8.24	$6.29
Total Return(c)	10.03%	36.38%	(36.07	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.81%	.99%	.36	%(d)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.81%	.99%	.36	%(d)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.10%	1.28%	.54	%(d)
Net investment income	4.53%	4.13%	2.19	%(d)
Supplemental Data:
Net assets, end of period (000)	$265,348	$225,688	$83,413
Portfolio turnover rate	100.06%	105.74%	53.94%

(a)	Commencement of investment operations was 6/23/2008, SEC effective date was 6/20/2008 and date shares first became available to the public was 6/30/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

PROSPECTUS – INTERNATIONAL DIVIDEND INCOME FUND

INTERNATIONAL DIVIDEND INCOME FUND

Financial Highlights (continued)

	Class R2 Shares
	Year Ended 10/31		6/23/2008(a) to 10/31/2008
	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$8.29	$6.30	$10.00
Investment operations:
Net investment income(b)	.37	.31	.18
Net realized and unrealized gain (loss)	.42	1.91	(3.76)
Total from investment operations	.79	2.22	(3.58)
Distributions to shareholders from:
Net investment income	(.32)	(.23)	(.12)
Net asset value, end of period	$8.76	$8.29	$6.30
Total Return(c)	9.96%	36.26%	(36.08	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.84%	.96%	.50	%(d)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.84%	.96%	.50	%(d)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.13%	1.27%	2.87	%(d)
Net investment income	4.45%	4.63%	2.07	%(d)
Supplemental Data:
Net assets, end of period (000)	$10	$9	$6
Portfolio turnover rate	100.06%	105.74%	53.94%

(a)	Commencement of investment operations was 6/23/2008, SEC effective date was 6/20/2008 and date shares first became available to the public was 6/30/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

PROSPECTUS – INTERNATIONAL DIVIDEND INCOME FUND

INTERNATIONAL DIVIDEND INCOME FUND

Financial Highlights (concluded)

	Class R3 Shares
	Year Ended 10/31		6/23/2008(a) to 10/31/2008
	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$8.28	$6.30	$10.00
Investment operations:
Net investment income(b)	.36	.31	.18
Net realized and unrealized gain (loss)	.40	1.91	(3.75)
Total from investment operations	.76	2.22	(3.57)
Distributions to shareholders from:
Net investment income	(.33)	(.24)	(.13)
Net asset value, end of period	$8.71	$8.28	$6.30
Total Return(c)	9.62%	36.22%	(36.06	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.24%	.96%	.46	%(d)
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.24%	.96%	.46	%(d)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.58%	1.27%	2.84	%(d)
Net investment income	4.40%	4.62%	2.10	%(d)
Supplemental Data:
Net assets, end of period (000)	$111	$9	$6
Portfolio turnover rate	100.06%	105.74%	53.94%

(a)	Commencement of investment operations was 6/23/2008, SEC effective date was 6/20/2008 and date shares first became available to the public was 6/30/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

PROSPECTUS – INTERNATIONAL DIVIDEND INCOME FUND

INTERNATIONAL OPPORTUNITIES FUND

Financial Highlights

	Class A Shares
	Year Ended 10/31
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$10.70	$7.29	$19.81	$15.72	$11.97
Investment operations:
Net investment income(a)	.06	.04	.09	.04	.05
Net realized and unrealized gain (loss)	2.20	3.42	(10.36)	4.07	3.70
Total from investment operations	2.26	3.46	(10.27)	4.11	3.75
Distributions to shareholders from:
Net investment income	(.09)	(.05)	(.08)	(.02)	–
Net realized gain	–	–	(2.17)	–	–
Total distributions	(.09)	(.05)	(2.25)	(.02)	–
Net asset value, end of year	$12.87	$10.70	$7.29	$19.81	$15.72
Total Return(b)	21.21%	47.94%	(57.81)%	26.14%	31.33%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.54%	1.77%	1.60%	1.56%	1.60%
Expenses, excluding expense reductions	1.54%	1.77%	1.61%	1.56%	1.60%
Net investment income	.54%	.50%	.65%	.23%	.38%
Supplemental Data:
Net assets, end of year (000)	$98,272	$92,188	$67,815	$200,909	$148,996
Portfolio turnover rate	83.13%	115.58%	130.51%	115.79%	98.16%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

PROSPECTUS – INTERNATIONAL OPPORTUNITIES FUND

INTERNATIONAL OPPORTUNITIES FUND

Financial Highlights (continued)

	Class B Shares
	Year Ended 10/31
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$10.17	$6.92	$18.96	$15.12	$11.59
Investment operations:
Net investment loss(a)	(.01)	(.01)	– (b)	(.07)	(.04)
Net realized and unrealized gain (loss)	2.08	3.26	(9.87)	3.91	3.57
Total from investment operations	2.07	3.25	(9.87)	3.84	3.53
Distributions to shareholders from:
Net investment income	(.03)	–	–	–	–
Net realized gain	–	–	(2.17)	–	–
Total distributions	(.03)	–	(2.17)	–	–
Net asset value, end of year	$12.21	$10.17	$6.92	$18.96	$15.12
Total Return(c)	20.35%	46.97%	(58.10)%	25.40%	30.46%
Ratios to Average Net Assets:
Expenses, including expense reductions	2.19%	2.42%	2.25%	2.21%	2.24%
Expenses, excluding expense reductions	2.19%	2.42%	2.26%	2.21%	2.24%
Net investment loss	(.13)%	(.15)%	(.01)%	(.43)%	(.30)%
Supplemental Data:
Net assets, end of year (000)	$14,307	$17,103	$14,192	$43,231	$36,642
Portfolio turnover rate	83.13%	115.58%	130.51%	115.79%	98.16%

(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

PROSPECTUS – INTERNATIONAL OPPORTUNITIES FUND

INTERNATIONAL OPPORTUNITIES FUND

Financial Highlights (continued)

	Class C Shares
	Year Ended 10/31
	2010	2009	2008		2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$10.12	$6.88	$18.86		$15.05	$11.54
Investment operations:
Net investment income (loss)(a)	(.01)	(.01)	–	(b)	(.07)	(.04)
Net realized and unrealized gain (loss)	2.06	3.25	(9.81)		3.88	3.55
Total from investment operations	2.05	3.24	(9.81)		3.81	3.51
Distributions to shareholders from:
Net investment income	(.03)	–	–		–	–
Net realized gain	–	–	(2.17)		–	–
Total distributions	(.03)	–	(2.17)		–	–
Net asset value, end of year	$12.14	$10.12	$6.88		$18.86	$15.05
Total Return(c)	20.34%	47.09%	(58.09)%		25.32%	30.42%
Ratios to Average Net Assets:
Expenses, including expense reductions	2.19%	2.42%	2.25%		2.21%	2.24%
Expenses, excluding expense reductions	2.19%	2.42%	2.26%		2.21%	2.25%
Net investment income (loss)	(.13)%	(.14)%	.00	%(d)	(.40)%	(.27)%
Supplemental Data:
Net assets, end of year (000)	$19,969	$21,668	$15,297		$43,422	$30,673
Portfolio turnover rate	83.13%	115.58%	130.51%		115.79%	98.16%

(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Amount is less than .01%.

PROSPECTUS – INTERNATIONAL OPPORTUNITIES FUND

INTERNATIONAL OPPORTUNITIES FUND

Financial Highlights (continued)

	Class F Shares
	Year Ended 10/31			9/28/2007(a) to 10/31/2007
	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.65	$7.28	$19.81	$18.82
Investment operations:
Net investment income(b)	.10	.09	.09	.01
Net realized and unrealized gain (loss)	2.17	3.37	(10.31)	.98
Total from investment operations	2.27	3.46	(10.22)	.99
Distributions to shareholders from:
Net investment income	(.11)	(.09)	(.14)	–
Net realized gain	–	–	(2.17)	–
Total distributions	(.11)	(.09)	(2.31)	–
Net asset value, end of period	$12.81	$10.65	$7.28	$19.81
Total Return(c)	21.47%	48.36%	(57.70)%	5.26	%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	1.28%	1.49%	1.42%	.13	%(d)
Expenses, excluding expense reductions	1.28%	1.49%	1.43%	.13	%(d)
Net investment income	.88%	1.00%	.84%	.03	%(d)
Supplemental Data:
Net assets, end of period (000)	$934	$384	$121	$11
Portfolio turnover rate	83.13%	115.58%	130.51%	115.79%

(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

PROSPECTUS – INTERNATIONAL OPPORTUNITIES FUND

INTERNATIONAL OPPORTUNITIES FUND

Financial Highlights (continued)

	Class I Shares
	Year Ended 10/31
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$10.96	$7.48	$20.29	$16.08	$12.21
Investment operations:
Net investment income(a)	.11	.08	.14	.12	.11
Net realized and unrealized gain (loss)	2.23	3.50	(10.64)	4.15	3.76
Total from investment operations	2.34	3.58	(10.50)	4.27	3.87
Distributions to shareholders from:
Net investment income	(.12)	(.10)	(.14)	(.06)	–
Net realized gain	–	–	(2.17)	–	–
Total distributions	(.12)	(.10)	(2.31)	(.06)	–
Net asset value, end of year	$13.18	$10.96	$7.48	$20.29	$16.08
Total Return(b)	21.50%	48.47%	(57.66)%	26.67%	31.70%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.18%	1.42%	1.27%	1.20%	1.25%
Expenses, excluding expense reductions	1.18%	1.42%	1.27%	1.21%	1.25%
Net investment income	.93%	.87%	1.05%	.65%	.76%
Supplemental Data:
Net assets, end of year (000)	$232,027	$160,456	$110,838	$164,086	$149,509
Portfolio turnover rate	83.13%	115.58%	130.51%	115.79%	98.16%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

PROSPECTUS – INTERNATIONAL OPPORTUNITIES FUND

INTERNATIONAL OPPORTUNITIES FUND

Financial Highlights (continued)

	Class P Shares
	Year Ended 10/31
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$10.86	$7.36	$20.00	$15.89	$12.11
Investment operations:
Net investment income(a)	.05	.03	.07	.02	.09
Net realized and unrealized gain (loss)	2.22	3.48	(10.46)	4.12	3.69
Total from investment operations	2.27	3.51	(10.39)	4.14	3.78
Distributions to shareholders from:
Net investment income	(.07)	(.01)	(.08)	(.03)	–
Net realized gain	–	–	(2.17)	–	–
Total distributions	(.07)	(.01)	(2.25)	(.03)	–
Net asset value, end of year	$13.06	$10.86	$7.36	$20.00	$15.89
Total Return(b)	21.05%	47.86%	(57.86)%	26.10%	31.21%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.64%	1.87%	1.70%	1.65%	1.74%
Expenses, excluding expense reductions	1.64%	1.87%	1.71%	1.65%	1.74%
Net investment income	.44%	.36%	.55%	.11%	.62%
Supplemental Data:
Net assets, end of year (000)	$900	$781	$834	$1,826	$1,489
Portfolio turnover rate	83.13%	115.58%	130.51%	115.79%	98.16%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

PROSPECTUS – INTERNATIONAL OPPORTUNITIES FUND

INTERNATIONAL OPPORTUNITIES FUND

Financial Highlights (continued)

	Class R2 Shares
	Year Ended 10/31			9/28/2007(a) to 10/31/2007
	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.64	$7.24	$19.80	$18.82
Investment operations:
Net investment income(b)	.03	.03	.06	–	(c)
Net realized and unrealized gain (loss)	2.18	3.40	(10.32)	.98
Total from investment operations	2.21	3.43	(10.26)	.98
Distributions to shareholders from:
Net investment income	(.08)	(.03)	(.13)	–
Net realized gain	–	–	(2.17)	–
Total distributions	(.08)	(.03)	(2.30)	–
Net asset value, end of period	$12.77	$10.64	$7.24	$19.80
Total Return(d)	20.90%	47.69%	(57.93)%	5.21	%(e)
Ratios to Average Net Assets:
Expenses, including expense reductions	1.79%	1.97%	1.84%	.16	%(e)
Expenses, excluding expense reductions	1.79%	1.97%	1.84%	.16	%(e)
Net investment income	.31%	.34%	.51%	.00	%(e)(f)
Supplemental Data:
Net assets, end of period (000)	$96	$91	$31	$11
Portfolio turnover rate	83.13%	115.58%	130.51%	115.79%

(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.

PROSPECTUS – INTERNATIONAL OPPORTUNITIES FUND

INTERNATIONAL OPPORTUNITIES FUND

Financial Highlights (concluded)

	Class R3 Shares
	Year Ended 10/31			9/28/2007(a) to 10/31/2007
	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.60	$7.27	$19.81	$18.82
Investment operations:
Net investment income(b)	.05	.01	.10	–	(c)
Net realized and unrealized gain (loss)	2.17	3.41	(10.34)	.99
Total from investment operations	2.22	3.42	(10.24)	.99
Distributions to shareholders from:
Net investment income	(.10)	(.09)	(.13)	–
Net realized gain	–	–	(2.17)	–
Total distributions	(.10)	(.09)	(2.30)	–
Net asset value, end of period	$12.72	$10.60	$7.27	$19.81
Total Return(d)	21.04%	47.75%	(57.77)%	5.26	%(e)
Ratios to Average Net Assets:
Expenses, including expense reductions	1.67%	1.81%	1.52%	.15	%(e)
Expenses, excluding expense reductions	1.67%	1.81%	1.52%	.15	%(e)
Net investment income	.45%	.14%	.81%	.00	%(e)(f)
Supplemental Data:
Net assets, end of period (000)	$3,016	$573	$22	$11
Portfolio turnover rate	83.13%	115.58%	130.51%	115.79%

(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.

PROSPECTUS – INTERNATIONAL OPPORTUNITIES FUND

LARGE CAP VALUE FUND

Financial Highlights

	Class A Shares
	Year Ended 10/31
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$8.61	$8.48	$15.47	$14.19	$12.38
Investment operations:
Net investment income(a)	.04	.07	.14	.19	.17
Net realized and unrealized gain (loss)	.88	.20	(4.92)	1.58	2.05
Total from investment operations	.92	.27	(4.78)	1.77	2.22
Distributions to shareholders from:
Net investment income	(.06)	(.14)	(.20)	(.17)	(.12)
Net realized gain	–	–	(2.01)	(.32)	(.29)
Total distributions	(.06)	(.14)	(2.21)	(.49)	(.41)
Net asset value, end of year	$9.47	$8.61	$8.48	$15.47	$14.19
Total Return(b)	10.69%	3.77%	(35.16)%	12.95%	18.40%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.20%	1.16%	.95%	.95%	.95%
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.20%	1.16%	.95%	.95%	.95%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.20%	1.27%	1.25%	1.16%	1.28%
Net investment income	.39%	.87%	1.24%	1.30%	1.26%
Supplemental Data:
Net assets, end of year (000)	$27,611	$27,444	$21,010	$28,538	$20,994
Portfolio turnover rate	29.34%	103.30%	126.70%	109.22%	42.16%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

PROSPECTUS – LARGE CAP VALUE FUND

LARGE CAP VALUE FUND

Financial Highlights (continued)

	Class B Shares
	Year Ended 10/31
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$8.47	$8.30	$15.18	$13.96	$12.19
Investment operations:
Net investment income (loss)(a)	(.02)	.02	.07	.09	.08
Net realized and unrealized gain (loss)	.86	.22	(4.83)	1.56	2.03
Total from investment operations	.84	.24	(4.76)	1.65	2.11
Distributions to shareholders from:
Net investment income	– (b)	(.07)	(.11)	(.11)	(.04)
Net realized gain	–	–	(2.01)	(.32)	(.30)
Total distributions	– (b)	(.07)	(2.12)	(.43)	(.34)
Net asset value, end of year	$9.31	$8.47	$8.30	$15.18	$13.96
Total Return(c)	9.96%	3.19%	(35.60)%	12.23%	17.65%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.86%	1.79%	1.60%	1.60%	1.60%
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.86%	1.79%	1.60%	1.60%	1.60%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.86%	1.91%	1.90%	1.81%	1.93%
Net investment income (loss)	(.27)%	.30%	.59%	.65%	.60%
Supplemental Data:
Net assets, end of year (000)	$2,419	$2,558	$2,549	$4,005	$3,109
Portfolio turnover rate	29.34%	103.30%	126.70%	109.22%	42.16%

(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

PROSPECTUS – LARGE CAP VALUE FUND

LARGE CAP VALUE FUND

Financial Highlights (continued)

	Class C Shares
	Year Ended 10/31
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$8.47	$8.30	$15.19	$13.95	$12.20
Investment operations:
Net investment income (loss)(a)	(.02)	.02	.06	.09	.08
Net realized and unrealized gain (loss)	.87	.23	(4.83)	1.57	2.02
Total from investment operations	.85	.25	(4.77)	1.66	2.10
Distributions to shareholders from:
Net investment income	(.01)	(.08)	(.11)	(.10)	(.05)
Net realized gain	—	—	(2.01)	(.32)	(.30)
Total distributions	(.01)	(.08)	(2.12)	(.42)	(.35)
Net asset value, end of year	$9.31	$8.47	$8.30	$15.19	$13.95
Total Return(b)	10.03%	3.30%	(35.64)%	12.29%	17.58%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.86%	1.81%	1.60%	1.60%	1.60%
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.86%	1.81%	1.60%	1.60%	1.60%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.86%	1.91%	1.90%	1.81%	1.93%
Net investment income (loss)	(.26)%	.22%	.58%	.65%	.61%
Supplemental Data:
Net assets, end of year (000)	$5,499	$5,654	$4,266	$6,643	$4,753
Portfolio turnover rate	29.34%	103.30%	126.70%	109.22%	42.16%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

PROSPECTUS – LARGE CAP VALUE FUND

LARGE CAP VALUE FUND

Financial Highlights (continued)

	Class F Shares
	Year Ended 10/31			9/28/2007(a) to 10/31/2007
	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$8.58	$8.47	$15.47	$15.32
Investment operations:
Net investment income(b)	.05	.05	.17	.02
Net realized and unrealized gain (loss)	.89	.23	(4.91)	.13
Total from investment operations	.94	.28	(4.74)	.15
Distributions to shareholders from:
Net investment income	(.08)	(.17)	(.25)	–
Net realized gain	–	–	(2.01)	–
Total distributions	(.08)	(.17)	(2.26)	–
Net asset value, end of period	$9.44	$8.58	$8.47	$15.47
Total Return(c)	10.98%	4.00%	(35.00)%	.98	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.94%	1.03%	.68%	.06	%(d)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.94%	1.03%	.68%	.06	%(d)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.94%	1.05%	.98%	.07	%(d)
Net investment income	.60%	.62%	1.64%	.12	%(d)
Supplemental Data:
Net assets, end of period (000)	$592	$202	$27	$10
Portfolio turnover rate	29.34%	103.30%	126.70%	109.22%

(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

PROSPECTUS – LARGE CAP VALUE FUND

LARGE CAP VALUE FUND

Financial Highlights (continued)

	Class I Shares
	Year Ended 10/31
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$8.66	$8.54	$15.58	$14.27	$12.44
Investment operations:
Net investment income(a)	.07	.10	.18	.24	.21
Net realized and unrealized gain (loss)	.89	.19	(4.96)	1.60	2.07
Total from investment operations	.96	.29	(4.78)	1.84	2.28
Distributions to shareholders from:
Net investment income	(.09)	(.17)	(.25)	(.21)	(.15)
Net realized gain	–	–	(2.01)	(.32)	(.30)
Total distributions	(.09)	(.17)	(2.26)	(.53)	(.45)
Net asset value, end of year	$9.53	$8.66	$8.54	$15.58	$14.27
Total Return(b)	11.08%	4.16%	(34.99)%	13.40%	18.83%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.85%	.79%	.60%	.60%	.60%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.85%	.79%	.60%	.60%	.60%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.85%	.92%	.90%	.81%	.93%
Net investment income	.73%	1.35%	1.62%	1.67%	1.61%
Supplemental Data:
Net assets, end of year (000)	$9,538	$11,207	$17,199	$22,423	$30,156
Portfolio turnover rate	29.34%	103.30%	126.70%	109.22%	42.16%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

PROSPECTUS – LARGE CAP VALUE FUND

LARGE CAP VALUE FUND

Financial Highlights (continued)

	Class P Shares
	Year Ended 10/31
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$8.64	$8.50	$15.49	$14.19	$12.38
Investment operations:
Net investment income(a)	.03	.07	.13	.18	.15
Net realized and unrealized gain (loss)	.88	.20	(4.92)	1.59	2.05
Total from investment operations	.91	.27	(4.79)	1.77	2.20
Distributions to shareholders from:
Net investment income	(.05)	(.13)	(.19)	(.15)	(.10)
Net realized gain	–	–	(2.01)	(.32)	(.29)
Total distributions	(.05)	(.13)	(2.20)	(.47)	(.39)
Net asset value, end of year	$9.50	$8.64	$8.50	$15.49	$14.19
Total Return(b)	10.55%	3.67%	(35.20)%	12.92%	18.23%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.29%	1.23%	1.03%	1.04%	1.05%
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.29%	1.23%	1.03%	1.04%	1.05%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.29%	1.34%	1.34%	1.26%	1.38%
Net investment income	.30%	.90%	1.16%	1.21%	1.17%
Supplemental Data:
Net assets, end of year (000)	$13	$11	$11	$17	$15
Portfolio turnover rate	29.34%	103.30%	126.70%	109.22%	42.16%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

PROSPECTUS – LARGE CAP VALUE FUND

LARGE CAP VALUE FUND

Financial Highlights (continued)

	Class R2 Shares
	3/23/2010(a) to 10/31/2010
Per Share Operating Performance
Net asset value, beginning of period	$9.73
Investment operations:
Net investment income(b)	.04
Net realized and unrealized loss	(.28)
Total from investment operations	(.24)
Net asset value, end of period	$9.49
Total Return(c)	(2.47	)%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.82	%(e)
Expenses, excluding expense reductions	.82	%(e)
Net investment income	.71	%(e)
Supplemental Data:
Net assets, end of period (000)	$10
Portfolio turnover rate	29.34%

(a)	Commencement of investment operations was 3/23/2010 and SEC effective date was 9/14/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

PROSPECTUS – LARGE CAP VALUE FUND

LARGE CAP VALUE FUND

Financial Highlights (concluded)

	Class R3 Shares
	3/23/2010(a) to 10/31/2010
Per Share Operating Performance
Net asset value, beginning of period	$9.73
Investment operations:
Net investment income(b)	.01
Net realized and unrealized loss	(.27)
Total from investment operations	(.26)
Net asset value, end of period	$9.47
Total Return(c)	(2.67	)%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	1.33	%(e)
Expenses, excluding expense reductions	1.33	%(e)
Net investment income	.19	%(e)
Supplemental Data:
Net assets, end of period (000)	$98
Portfolio turnover rate	29.34%

(a)	Commencement of investment operations was 3/23/2010 and SEC effective date was 9/14/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

PROSPECTUS – LARGE CAP VALUE FUND

MICRO CAP GROWTH FUND

Financial Highlights

	Class A Shares
	Year Ended 10/31
	2010	2009	2008	2007		2006
Per Share Operating Performance
Net asset value, beginning of year	$11.32	$9.07	$17.36	$14.18		$14.24
Investment operations:
Net investment loss(a)	(.27)	(.19)	(.24)	(.26)		(.24)
Net increase from payment by an affiliate for net loss realized on disposal of investments purchased/sold in error	–	–	–	–	(b)	–
Net realized and unrealized gain (loss)	4.42	2.44	(7.71)	5.83		2.05
Total from investment operations	4.15	2.25	(7.95)	5.57		1.81
Distributions to shareholders from:
Net realized gain	–	–	(.34)	(2.39)		(1.87)
Net asset value, end of year	$15.47	$11.32	$9.07	$17.36		$14.18
Total Return(c)	36.66%	24.81%	(46.57)%	45.19	%(d)	14.29%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	2.10%	2.09%	2.09%	2.10%		2.10%
Expenses, including expense reductions, management fee waived and expenses reimbursed	2.10%	2.09%	2.09%	2.09%		2.10%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	2.11%	2.30%	2.23%	2.48%		3.26%
Net investment loss	(2.03)%	(1.99)%	(1.88)%	(1.76)%		(1.83)%
Supplemental Data:
Net assets, end of year (000)	$13,779	$10,421	$5,264	$9,882		$5,445
Portfolio turnover rate	115.89%	147.34%	173.93%	205.25%		222.48%

(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	The effect of payment by an affiliate for violation of an investment restriction on total return is less than .01%.

PROSPECTUS – MICRO CAP GROWTH FUND

MICRO CAP GROWTH FUND

Financial Highlights (concluded)

	Class I Shares
	Year Ended 10/31
	2010	2009	2008	2007		2006
Per Share Operating Performance
Net asset value, beginning of year	$11.65	$9.31	$17.76	$14.43		$14.43
Investment operations:
Net investment loss(a)	(.24)	(.17)	(.22)	(.24)		(.22)
Net increase from payment by an affiliate for net loss realized on disposal of investments purchased/sold in error	–	–	–	–	(b)	–
Net realized and unrealized gain (loss)	4.55	2.51	(7.89)	5.96		2.09
Total from investment operations	4.31	2.34	(8.11)	5.72		1.87
Distributions to shareholders from:
Net realized gain	–	–	(.34)	(2.39)		(1.87)
Net asset value, end of year	$15.96	$11.65	$9.31	$17.76		$14.43
Total Return(c)	37.00%	25.13%	(46.41)%	45.49	%(d)	14.56%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.85%	1.85%	1.84%	1.85%		1.85%
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.85%	1.85%	1.84%	1.84%		1.85%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.86%	2.05%	1.98%	2.04%		3.04%
Net investment loss	(1.78)%	(1.75)%	(1.64)%	(1.52)%		(1.59)%
Supplemental Data:
Net assets, end of year (000)	$90,033	$53,973	$44,336	$56,463		$1,699
Portfolio turnover rate	115.89%	147.34%	173.93%	205.25%		222.48%

(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	The effect of payment by an affiliate for violation of an investment restriction on total return is less than .01%.

PROSPECTUS – MICRO CAP GROWTH FUND

MICRO CAP VALUE FUND

Financial Highlights

	Class A Shares
	Year Ended 10/31
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$18.57	$16.94	$28.90	$28.67	$26.96
Investment operations:
Net investment loss(a)	(.31)	(.19)	(.22)	(.28)	(.34)
Net realized and unrealized gain (loss)	5.07	1.82	(9.79)	4.89	5.18
Total from investment operations	4.76	1.63	(10.01)	4.61	4.84
Distributions to shareholders from:
Net realized gain	–	–	(1.95)	(4.38)	(3.13)
Net asset value, end of year	$23.33	$18.57	$16.94	$28.90	$28.67
Total Return(b)	25.63%	9.62%	(36.82)%	18.84%	20.09%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	2.06%	2.10%	2.09%	2.09%	2.10%
Expenses, including expense reductions, management fee waived and expenses reimbursed	2.06%	2.10%	2.08%	2.09%	2.10%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	2.06%	2.22%	2.14%	2.20%	2.45%
Net investment loss	(1.48)%	(1.14)%	(.95)%	(1.05)%	(1.29)%
Supplemental Data:
Net assets, end of year (000)	$30,139	$22,730	$17,522	$25,561	$18,156
Portfolio turnover rate	48.03%	42.27%	56.70%	37.11%	50.45%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

PROSPECTUS – MICRO CAP VALUE FUND

MICRO CAP VALUE FUND

Financial Highlights (concluded)

	Class I Shares
	Year Ended 10/31
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$18.98	$17.27	$29.36	$28.99	$27.17
Investment operations:
Net investment loss(a)	(.27)	(.15)	(.16)	(.20)	(.28)
Net realized and unrealized gain (loss)	5.20	1.86	(9.98)	4.95	5.23
Total from investment operations	4.93	1.71	(10.14)	4.75	4.95
Distributions to shareholders from:
Net realized gain	–	–	(1.95)	(4.38)	(3.13)
Net asset value, end of year	$23.91	$18.98	$17.27	$29.36	$28.99
Total Return(b)	25.97%	9.90%	(36.68)%	19.16%	20.38%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.81%	1.85%	1.84%	1.83%	1.85%
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.81%	1.85%	1.83%	1.83%	1.85%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.81%	1.97%	1.89%	1.93%	2.20%
Net investment loss	(1.23)%	(.90)%	(.70)%	(.71)%	(1.05)%
Supplemental Data:
Net assets, end of year (000)	$85,868	$57,977	$47,883	$57,664	$3,872
Portfolio turnover rate	48.03%	42.27%	56.70%	37.11%	50.45%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

PROSPECTUS – MICRO CAP VALUE FUND

VALUE OPPORTUNITIES FUND

Financial Highlights

	Class A Shares
	Year Ended 10/31				12/20/2005(a) to 10/31/2006
	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$11.65	$9.91	$14.31	$12.43	$10.00
Investment operations:
Net investment income (loss)(b)	(.03)	(.04)	.04	.03	.01
Net realized and unrealized gain (loss)	2.83	1.80	(3.92)	2.23	2.42
Total from investment operations	2.80	1.76	(3.88)	2.26	2.43
Distributions to shareholders from:
Net investment income	–	(.02)	(.01)	– (c)	–
Net realized gain	–	–	(.51)	(.38)	–
Total distributions	–	(.02)	(.52)	(.38)	–
Net asset value, end of period	$14.45	$11.65	$9.91	$14.31	$12.43
Total Return(d)	24.03%	17.81%	(28.01)%	18.70%	24.30	%(e)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.34%	1.35%	1.34%	1.30%	1.11	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.34%	1.35%	1.33%	1.30%	1.11	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.34%	1.46%	1.44%	1.45%	1.73	%(f)
Net investment income (loss)	(.19)%	(.34)%	.33%	.19%	.14	%(f)
Supplemental Data:
Net assets, end of period (000)	$582,806	$250,435	$117,992	$145,765	$59,245
Portfolio turnover rate	69.83%	77.87%	83.92%	100.58%	296.82%

(a)	Commencement of investment operations and SEC effective date was 12/20/2005 and date shares first became available to the public was 1/3/2006.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Annualized.

PROSPECTUS – VALUE OPPORTUNITIES FUND

VALUE OPPORTUNITIES FUND

Financial Highlights (continued)

	Class B Shares
	Year Ended 10/31				12/20/2005(a) to 10/31/2006
	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$11.39	$9.74	$14.14	$12.37	$10.00
Investment operations:
Net investment loss(b)	(.11)	(.09)	(.04)	(.06)	(.06)
Net realized and unrealized gain (loss)	2.75	1.74	(3.85)	2.21	2.43
Total from investment operations	2.64	1.65	(3.89)	2.15	2.37
Distributions to shareholders from:
Net realized gain	–	–	(.51)	(.38)	–
Net asset value, end of period	$14.03	$11.39	$9.74	$14.14	$12.37
Total Return(c)	23.18%	16.94%	(28.40)%	17.87%	23.70	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.99%	2.00%	1.99%	1.94%	1.67	%(d)
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.99%	2.00%	1.99%	1.94%	1.67	%(d)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.99%	2.12%	2.09%	2.09%	2.30	%(e)
Net investment loss	(.85)%	(.95)%	(.32)%	(.47)%	(.53	)%(e)
Supplemental Data:
Net assets, end of period (000)	$19,110	$18,739	$14,239	$14,681	$5,440
Portfolio turnover rate	69.83%	77.87%	83.92%	100.58%	296.82%

(a)	Commencement of investment operations and SEC effective date was 12/20/2005 and date shares first became available to the public was 1/3/2006.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

PROSPECTUS – VALUE OPPORTUNITIES FUND

VALUE OPPORTUNITIES FUND

Financial Highlights (continued)

	Class C Shares
	Year Ended 10/31				12/20/2005(a) to 10/31/2006
	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$11.39	$9.74	$14.14	$12.37	$10.00
Investment operations:
Net investment loss(b)	(.11)	(.10)	(.04)	(.06)	(.06)
Net realized and unrealized gain (loss)	2.75	1.75	(3.85)	2.21	2.43
Total from investment operations	2.64	1.65	(3.89)	2.15	2.37
Distributions to shareholders from:
Net realized gain	–	–	(.51)	(.38)	–
Net asset value, end of period	$14.03	$11.39	$9.74	$14.14	$12.37
Total Return(c)	23.18%	17.06%	(28.47)%	17.87%	23.70	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.99%	2.00%	1.99%	1.94%	1.67	%(d)
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.99%	2.00%	1.98%	1.94%	1.67	%(d)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.99%	2.11%	2.09%	2.10%	2.29	%(e)
Net investment loss	(.83)%	(.97)%	(.33)%	(.48)%	(.53	)%(e)
Supplemental Data:
Net assets, end of period (000)	$147,193	$79,527	$48,837	$59,609	$14,850
Portfolio turnover rate	69.83%	77.87%	83.92%	100.58%	296.82%

(a)	Commencement of investment operations and SEC effective date was 12/20/2005 and date shares first became available to the public was 1/3/2006.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

PROSPECTUS – VALUE OPPORTUNITIES FUND

VALUE OPPORTUNITIES FUND

Financial Highlights (continued)

	Class F Shares
	Year Ended 10/31			9/28/2007(a) to 10/31/2007
	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.62	$9.91	$14.31	$14.21
Investment operations:
Net investment income (loss)(b)	.01	(.02)	.06	–	(c)
Net realized and unrealized gain (loss)	2.82	1.78	(3.91)	.10
Total from investment operations	2.83	1.76	(3.85)	.10
Distributions to shareholders from:
Net investment income	–	(.05)	(.04)	–
Net realized gain	–	–	(.51)	–
Total distributions	–	(.05)	(.55)	–
Net asset value, end of period	$14.45	$11.62	$9.91	$14.31
Total Return(d)	24.25%	18.12%	(27.81)%	.70	%(e)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.10%	1.09%	1.09%	.10	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.10%	1.09%	1.09%	.10	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.10%	1.20%	1.21%	.14	%(e)
Net investment income (loss)	.07%	(.19)%	.50%	.00	%(e)(f)
Supplemental Data:
Net assets, end of period (000)	$168,415	$51,757	$4,157	$10
Portfolio turnover rate	69.83%	77.87%	83.92%	100.58%

(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.

PROSPECTUS – VALUE OPPORTUNITIES FUND

VALUE OPPORTUNITIES FUND

Financial Highlights (continued)

	Class I Shares
	Year Ended 10/31				12/20/2005(a) to 10/31/2006
	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$11.70	$9.98	$14.39	$12.47	$10.00
Investment operations:
Net investment income(b)	.02	– (c)	.08	.06	.05
Net realized and unrealized gain (loss)	2.85	1.78	(3.93)	2.26	2.42
Total from investment operations	2.87	1.78	(3.85)	2.32	2.47
Distributions to shareholders from:
Net investment income	–	(.06)	(.05)	(.02)	–
Net realized gain	–	–	(.51)	(.38)	–
Total distributions	–	(.06)	(.56)	(.40)	–
Net asset value, end of period	$14.57	$11.70	$9.98	$14.39	$12.47
Total Return(d)	24.42%	18.27%	(27.77)%	19.11%	24.70	%(e)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.99%	1.00%	.99%	.94%	.81	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.99%	1.00%	.98%	.94%	.81	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.99%	1.12%	1.08%	1.15%	1.53	%(f)
Net investment income	.16%	.03%	.67%	.46%	.53	%(f)
Supplemental Data:
Net assets, end of period (000)	$190,103	$121,462	$74,335	$55,045	$3,345
Portfolio turnover rate	69.83%	77.87%	83.92%	100.58%	296.82%

(a)	Commencement of investment operations and SEC effective date was 12/20/2005 and date shares first became available to the public was 1/3/2006.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Annualized.

PROSPECTUS – VALUE OPPORTUNITIES FUND

VALUE OPPORTUNITIES FUND

Financial Highlights (continued)

	Class P Shares
	Year Ended 10/31				12/20/2005(a) to 10/31/2006
	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$11.62	$9.88	$14.28	$12.42	$10.00
Investment operations:
Net investment income (loss)(b)	(.04)	(.04)	.03	– (c)	.02
Net realized and unrealized gain (loss)	2.82	1.78	(3.91)	2.24	2.40
Total from investment operations	2.78	1.74	(3.88)	2.24	2.42
Distributions to shareholders from:
Net investment income	–	–	(.01)	–	–
Net realized gain	–	–	(.51)	(.38)	–
Total distributions	–	–	(.52)	(.38)	–
Net asset value, end of period	$14.40	$11.62	$9.88	$14.28	$12.42
Total Return(d)	23.92%	17.61%	(28.04)%	18.54%	24.20	%(e)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.44%	1.45%	1.44%	1.39%	1.20	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.44%	1.45%	1.43%	1.39%	1.20	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.44%	1.57%	1.53%	1.57%	3.09	%(f)
Net investment income (loss)	(.29)%	(.39)%	.23%	.01%	.27	%(f)
Supplemental Data:
Net assets, end of period (000)	$4,344	$3,445	$2,905	$4,795	$12
Portfolio turnover rate	69.83%	77.87%	83.92%	100.58%	296.82%

(a)	Commencement of investment operations and SEC effective date was 12/20/2005 and date shares first became available to the public was 1/3/2006.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Annualized.

PROSPECTUS – VALUE OPPORTUNITIES FUND

VALUE OPPORTUNITIES FUND

Financial Highlights (continued)

	Class R2 Shares
	Year Ended 10/31			9/28/2007(a) to 10/31/2007
	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.59	$9.87	$14.30	$14.21
Investment operations:
Net investment income (loss)(b)	(.06)	(.09)	.01	–	(c)
Net realized and unrealized gain (loss)	2.81	1.81	(3.90)	.09
Total from investment operations	2.75	1.72	(3.89)	.09
Distributions to shareholders from:
Net investment income	–	–	(.03)	–
Net realized gain	–	–	(.51)	–
Total distributions	–	–	(.54)	–
Net asset value, end of period	$14.34	$11.59	$9.87	$14.30
Total Return(d)	23.62%	17.53%	(28.14)%	.63	%(e)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.60%	1.59%	1.58%	.12	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.60%	1.59%	1.58%	.12	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.60%	1.68%	1.66%	.16	%(e)
Net investment income (loss)	(.42)%	(.83)%	.11%	(.02	)%(e)
Supplemental Data:
Net assets, end of period (000)	$2,538	$1,466	$33	$10
Portfolio turnover rate	69.83%	77.87%	83.92%	100.58%

(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

PROSPECTUS – VALUE OPPORTUNITIES FUND

VALUE OPPORTUNITIES FUND

Financial Highlights (concluded)

	Class R3 Shares
	Year Ended 10/31			9/28/2007(a) to 10/31/2007
	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.58	$9.87	$14.30	$14.21
Investment operations:
Net investment income (loss)(b)	(.04)	(.05)	.02	–	(c)
Net realized and unrealized gain (loss)	2.80	1.78	(3.90)	.09
Total from investment operations	2.76	1.73	(3.88)	.09
Distributions to shareholders from:
Net investment income	–	(.02)	(.04)	–
Net realized gain	–	–	(.51)	–
Total distributions	–	(.02)	(.55)	–
Net asset value, end of period	$14.34	$11.58	$9.87	$14.30
Total Return(d)	23.73%	17.69%	(28.08)%	.63	%(e)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.49%	1.49%	1.49%	.12	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.49%	1.49%	1.48%	.12	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.50%	1.61%	1.58%	.16	%(e)
Net investment income (loss)	(.31)%	(.50)%	.19%	(.02	)%(e)
Supplemental Data:
Net assets, end of period (000)	$20,456	$4,227	$1,814	$10
Portfolio turnover rate	69.83%	77.87%	83.92%	100.58%

(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

PROSPECTUS – VALUE OPPORTUNITIES FUND

APPENDIX A: UNDERLYING FUNDS OF ALPHA STRATEGY FUND

The underlying funds have their own investment objectives and policies. These funds currently consist of:

•	Lord Abbett Developing Growth Fund (“Developing Growth Fund”)

•	Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”)

•	Lord Abbett International Opportunities Fund (“International Opportunities Fund”)

•	Lord Abbett Micro Cap Growth Fund (“Micro Cap Growth Fund”)

•	Lord Abbett Micro Cap Value Fund (“Micro Cap Value Fund”)

•	Lord Abbett Small Cap Blend Fund (“Small Cap Blend Fund”)

•	Lord Abbett Small Cap Value Fund (“Small Cap Value Fund”)

•	Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”)

The table below sets forth the approximate current percentage of net assets of the Alpha Strategy Fund that Lord Abbett normally expects to be allocated to underlying funds by category (equity funds, fixed income funds, and international funds) that primarily invest in equity securities, debt securities, and international companies, respectively (“Approximate Target Allocation”). The Approximate Target Allocation percentages in the table below apply at the time of an investment in an underlying fund. Due to market fluctuations and other factors, the Fund’s actual allocations to the underlying funds may differ from the Approximate Target Allocations. Although Lord Abbett reallocates the Fund’s assets among the underlying funds from time to time, it is not required to do so if market fluctuations cause the Fund’s actual allocations to the underlying funds to deviate from the Approximate Target Allocations. The Fund may change the percent of its assets invested in any particular underlying fund or category without advance notice to shareholders. For purposes of the Approximate Target Allocation, the Fund’s net assets do not include cash or cash equivalent transactions.

Underlying Funds By Category	Approximate Target Allocation
Equity	100%
Fixed Income	0%
International	Up to 25%

APPENDIX

The Fund may invest in the separate underlying funds shown below, each with its own investment objective and policies. The table below sets forth the underlying funds (denoted by an “X”) in which the Fund may invest. The Fund may change the underlying funds in which it may invest at any time without prior notice or shareholder approval.

US Equity Funds
Developing Growth Fund	X
Growth Opportunities Fund	X
Micro Cap Growth Fund	X
Micro Cap Value Fund	X
Small Cap Blend Fund	X
Small Cap Value Fund	X
Value Opportunities Fund	X
International Equity Fund
International Opportunities Fund	X

The following is a concise description of the investment objectives and practices of each underlying fund in which the Fund may invest. No offer is made in this prospectus of the shares of the underlying funds. More information about each underlying fund is available in its prospectus. To obtain a prospectus for an underlying fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website at www.lordabbett.com.

Developing Growth Fund

Seeks long-term growth by investing in U.S. small cap growth stocks. Focuses on well-run small companies that have above-average earnings growth and are gaining market share in their respective industries.

Growth Opportunities Fund

Seeks long-term growth by investing in U.S. mid cap growth companies. Focuses on mid-sized companies with above-average earnings growth that are gaining market share.

International Opportunities Fund

Seeks a high level of total return by investing in small to medium sized foreign companies with improving fundamentals. Uses fundamental research and global sector research to identify potential investment opportunities.

APPENDIX

Micro Cap Growth Fund

Seeks long-term capital appreciation by investing in stocks of micro-cap companies. Uses fundamental analysis to focus on micro-cap companies that appear to have the potential for more rapid growth than the overall economy.

Micro Cap Value Fund

Seeks long-term capital appreciation by investing in stocks of micro-cap companies. Uses fundamental analysis to focus on micro-cap company stocks trading at prices that do not reflect their potential worth and are therefore undervalued.

Small Cap Blend Fund

Seeks long-term growth of capital by investing primarily in small companies. Focuses on small companies with improving fundamentals and attractive growth prospects.

Small Cap Value Fund

Seeks long-term capital appreciation through investing in equity securities of U.S. small cap value companies. Focuses on undervalued small companies with attractive earnings prospects, proven operating experience, and seasoned management teams.

Value Opportunities Fund

Seeks long-term growth by investing in U.S. small cap and mid cap value companies that are believed to be undervalued.

APPENDIX

NOTES:

To Obtain Information:

By telephone. For shareholder account inquiries and for literature requests call the Funds at: 888-522-2388.

By mail. Write to the Funds at:

The Lord Abbett Family of Funds

90 Hudson Street

Jersey City, NJ 07302-3973

Via the Internet. Lord, Abbett & Co. LLC www.lordabbett.com

Text only versions of Fund documents can be viewed online or downloaded from the SEC: www.sec.gov.

You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, DC (phone 202-551-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending your request electronically to publicinfo@sec.gov.

ADDITIONAL INFORMATION

More information on each Fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORT

The Funds’ annual and semiannual reports contain more information about each Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund’s performance during the last fiscal year. The reports are available free of charge at www.lordabbett.com, and through other means, as indicated on the left.

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

The SAI provides more details about the Funds and their policies. A current SAI is on file with the Securities and Exchange Commission (“SEC”) and is incorporated by reference (is legally considered part of this prospectus). The SAI is available free of charge at www.lordabbett.com, and through other means, as indicated on the left.

Lord Abbett Securities Trust

Lord Abbett Alpha Strategy Fund

Lord Abbett Fundamental Equity Fund

Lord Abbett International Core Equity Fund

Lord Abbett International Dividend Income Fund

Lord Abbett International Opportunities Fund

Lord Abbett Large-Cap Value Fund

Lord Abbett Micro-Cap Growth Fund

Lord Abbett Micro-Cap Value Fund

Lord Abbett Value Opportunities Fund

Lord Abbett Mutual Fund shares are distributed by: LORD ABBETT DISTRIBUTOR LLC	LST-1 (03/11)

SEC File Number: 811-07538

LORD ABBETT Statement of Additional Information	March 1, 2011

LORD ABBETT SECURITIES TRUST

LORD ABBETT ALPHA STRATEGY FUND	CLASS	TICKER	CLASS	TICKER
	A	ALFAX	I	ALFYX
	B	ALFBX	P	N/A
	C	ALFCX	R2	ALFQX
	F	ALFFX	R3	ALFRX

LORD ABBETT FUNDAMENTAL EQUITY FUND	CLASS	TICKER	CLASS	TICKER
	A	LDFVX	I	LAVYX
	B	GILBX	P	LAVPX
	C	GILAX	R2	LAVQX
	F	LAVFX	R3	LAVRX

LORD ABBETT INTERNATIONAL CORE EQUITY FUND	CLASS	TICKER	CLASS	TICKER
	A	LICAX	I	LICYX
	B	LICBX	P	LICPX
	C	LICCX	R2	LICQX
	F	LICFX	R3	LICRX

LORD ABBETT INTERNATIONAL DIVIDEND INCOME FUND	CLASS	TICKER	CLASS	TICKER
	A	LIDAX	I	LAIDX
	B	N/A	R2	LIDRX
	C	LIDCX	R3	LIRRX
	F	LIDFX

LORD ABBETT INTERNATIONAL OPPORTUNITIES FUND	CLASS	TICKER	CLASS	TICKER
	A	LAIEX	I	LINYX
	B	LINBX	P	LINPX
	C	LINCX	R2	LINQX
	F	LINFX	R3	LINRX

LORD ABBETT LARGE CAP VALUE FUND	CLASS	TICKER	CLASS	TICKER
	A	LALAX	I	LLCYX
	B	LLCBX	P	LALPX
	C	LLCCX	R2	LLCQX
	F	LCVFX	R3	LLCRX

LORD ABBETT MICRO CAP GROWTH FUND	CLASS	TICKER	CLASS	TICKER
	A	N/A	I	LMIYX

LORD ABBETT MICRO CAP VALUE FUND	CLASS	TICKER	CLASS	TICKER
	A	N/A	I	LMVYX

LORD ABBETT VALUE OPPORTUNITIES FUND	CLASS	TICKER	CLASS	TICKER
	A	LVOAX	I	LVOYX
	B	LVOBX	P	LVOPX
	C	LVOCX	R2	LVOQX
	F	LVOFX	R3	LVORX

Continued on next page

This statement of additional information (“SAI”) is not a prospectus. A prospectus may be obtained from your securities dealer or from Lord Abbett Distributor LLC (“Lord Abbett Distributor”) at 90 Hudson Street, Jersey City, NJ 07302-3973. This SAI relates to, and should be read in conjunction with, the prospectus for the Lord Abbett Securities Trust dated March 1, 2011. Certain capitalized terms used throughout this SAI are defined in the prospectus.

Shareholder account inquiries should be made by directly contacting the Funds or by calling 888-522-2388. The Funds’ annual and semiannual reports to shareholders are available without charge, upon request by calling 888-522-2388. In addition, you can make inquiries through your dealer.

TABLE OF CON TENTS

2

1.

Fund History

Lord Abbett Securities Trust (the “Trust”) is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “Act”). The Trust was organized as a Delaware statutory trust on February 26, 1993, with an unlimited amount of shares of beneficial interest authorized. The Trust has nine funds or series: Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”), Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund”), Lord Abbett International Core Equity Fund (“International Core Equity Fund”), Lord Abbett International Dividend Income Fund (“International Dividend Income Fund”), Lord Abbett International Opportunities Fund (“International Opportunities Fund”), Lord Abbett Large-Cap Value Fund (“Large Cap Value Fund”), Lord Abbett Micro-Cap Growth Fund (“Micro Cap Growth Fund”), Lord Abbett Micro-Cap Value Fund (“Micro Cap Value Fund”), and Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”). Each Fund except the International Dividend Income Fund, Micro Cap Growth Fund, and Micro Cap Value Fund has issued the eight classes of shares described in this SAI (A, B, C, F, I, P, R2 and R3). The International Dividend Income Fund has created seven of these classes of shares (A, B, C, F, I, R2 and R3). Micro Cap Growth Fund and Micro Cap Value Fund have each issued two classes of shares (A and I). Class B shares of the International Dividend Income Fund are not offered to the general public and are not available in all states. Before July 1, 2009, the Fundamental Equity Fund was known as the Lord Abbett All Value Fund.

Micro Cap Growth Fund and Micro Cap Value Fund offer Class A shares only to: employees and partners of Lord, Abbett & Co. LLC (“Lord Abbett”); officers, directors or trustees of Lord Abbett-sponsored funds; the spouses and children under the age of 21 of such persons; retired persons who formerly held such positions; and trusts and foundations established by any of such persons. These are the only individuals who are eligible Purchasers (as defined below) with respect to Class A shares of the Fund. Micro Cap Growth Fund and Micro Cap Value Fund offer Class I shares only to: the Lord Abbett 401(k) plan; or each registered investment company within the Lord Abbett Family of Funds that operates as a fund of funds; and institutional investors otherwise eligible to purchase Class I shares. Effective September 28, 2007, Class Y shares of the Funds were renamed Class I.

2.

Investment Policies

Fundamental Investment Restrictions. Each Fund’s investment objective in the prospectus cannot be changed without the approval of a “majority of the Fund’s outstanding shares.”1 Each Fund also is subject to the following fundamental investment restrictions that cannot be changed without the approval of a majority of the Fund’s outstanding shares.

Each Fund may not:

(1)

borrow money, except that (i) it may borrow from banks (as defined in the Act)[2] in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) it may borrow up to an additional 5% of its total assets for temporary purposes, (iii) it may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) it may purchase securities on margin to the extent permitted by applicable law; [3]

[1]

A “majority of the Fund’s outstanding shares” means the vote of the lesser of (1) 67% or more of the voting securities present at a shareholder meeting, provided that 50% of the outstanding voting securities of the Fund are present at the meeting or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund regardless of whether such shareholders are present at the meeting (or represented by proxy).

[2]	The term “bank” is defined in Section 2(a)(5) of the Act.
[3]

Securities and Exchange Commission (“SEC”) staff guidance currently prohibits each Fund from purchasing any security on margin, except such short-term credits as are necessary for the clearance of transactions.

3

(2)	pledge its assets (other than to secure borrowings, or to the extent permitted by each Fund’s investment policies as permitted by applicable law); [4]

(3)

engage in the underwriting of securities, except pursuant to a merger or acquisition or to the extent that, in connection with the disposition of its portfolio securities, it may be deemed to be an underwriter under federal securities laws;

(4)

make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investments in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments shall not be subject to this limitation, and except further that each Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law;

(5)

buy or sell real estate (except that each Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein), or commodities or commodity contracts (except to the extent each Fund may do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act as, for example, with futures contracts);

(6)

with respect to 75% of its gross assets, buy securities of one issuer representing more than (i) 5% of its gross assets, or (ii) 10% of the voting securities of such issuer; except, in either case, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (and, for Alpha Strategy Fund, securities of other investment companies);

(7)	invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities of the U.S. Government, its agencies and instrumentalities); or

(8)	issue senior securities to the extent such issuance would violate applicable law. [5]

Compliance with these investment restrictions will be determined at the time of the purchase or sale of the security, except in the case of the first restriction with which the Funds must comply on a continuous basis.

Non-Fundamental Investment Restrictions. In addition to the investment objective of each Fund and the investment restrictions above that cannot be changed without shareholder approval, each Fund also is subject to the following non-fundamental investment restrictions that may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval.

Each Fund may not:

(1)	make short sales of securities or maintain a short position except to the extent permitted by applicable law;

(2)

invest knowingly more than 15% of its net assets (at the time of investment) in illiquid securities, except for securities qualifying for resale under Rule 144A under the Securities Act of 1933 (“Rule 144A”), determined by Lord Abbett to be liquid, subject to the oversight of the Board;

(3)	invest in securities issued by other investment companies except to the extent permitted by applicable law.[6] The Fundamental Equity Fund, International Core Equity Fund, International Dividend Income

[4]

Current federal securities laws prohibit each Fund from pledging more than one-third of its total assets (taken at current value) to secure borrowings made in accordance with the investment restrictions above. For the purpose of this restriction the deposit of assets in a segregated account with the Fund’s custodian in connection with any of the Fund’s investment transactions is not considered to be a pledge of the Fund’s assets.

[5]

Current federal securities laws prohibit each Fund from issuing senior securities (which generally are defined as securities representing indebtedness) except that the Fund may borrow money from banks in amounts of up to 33 1/3% of its total assets (including the amount borrowed).

4

Fund, International Opportunities Fund, Micro Cap Growth Fund, Micro Cap Value Fund, and Value Opportunities Fund may not, however, rely on Sections 12(d)(1)(F) and 12(d)(1)(G) of the Act;

(4)

invest in warrants if, at the time of the acquisition, its investment in warrants, valued at the lower of cost or market, would exceed 5% of a Fund’s total assets (included within such limitation, but not to exceed 2% of its total assets, are warrants that are not listed on the New York Stock Exchange (“NYSE”) or American Stock Exchange or a major foreign exchange);

(5)

invest in real estate limited partnership interests or interests in oil, gas or other mineral leases, or exploration or other development programs, except that it may invest in securities issued by companies that engage in oil, gas or other mineral exploration or other development activities;

(6)	write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except to the extent permitted in its prospectus and SAI, as they may be amended from time to time; or

(7)	buy from or sell to any of the Trust’s officers, trustees, employees, or its investment adviser or any of the adviser’s officers, partners or employees, any securities other than the Trust’s shares.

Compliance with these investment restrictions will be determined at the time of the purchase or sale of the security, except in the case of the second and fourth non-fundamental restrictions, with which each Fund must comply at the time of purchase. A Fund will not be required to sell illiquid securities if it exceeds the 15% limit due to market activity or the sale of liquid securities; however, in these situations the Fund will take appropriate measures to reduce the percent of its assets invested in illiquid securities.

Portfolio Turnover Rate. For the fiscal years ended October 31, 2010 and 2009, the portfolio turnover rates for each Fund were as follows:

Fund	2010	2009
Alpha Strategy Fund	1.16%	7.18%
Fundamental Equity Fund	80.98%	88.13%
International Core Equity Fund	98.73%	132.22%
International Dividend Income Fund	100.06%	105.74%
International Opportunities Fund	83.13%	115.58%
Large Cap Value Fund	29.34%	103.30%
Micro Cap Growth Fund	115.89%	147.34%
Micro Cap Value Fund	48.03%	42.27%
Value Opportunities Fund	69.83%	77.87%

Additional Information on Portfolio Risks, Investments, and Techniques. This section provides further information on certain types of investments and investment techniques that each Fund may use and some of the risks associated with some investments and techniques. The composition of a Fund’s portfolio and the investments and techniques that a Fund uses in seeking its investment objective and employing its investment strategies will vary over time. A Fund may use each of the investments and techniques described below at all times, at some times or not at all. In the case of Alpha Strategy Fund, references to each “Fund” are to all or certain of its underlying funds.

Borrowing Money. Each Fund may borrow money for certain purposes as described above under “Fundamental Investment Restrictions.” If a Fund borrows money and experiences a decline in its net asset

[6]

Under current federal securities laws, each Fund may not acquire more than 3% of the voting shares of any other investment company, invest more than 5% of the Fund’s total assets in securities of any one investment company, or invest more than 10% of the Fund’s total assets in securities of all investment companies. (These percentage limitations may not apply to each Fund’s investments in money market funds.)

5

value (“NAV”), the borrowing will increase its losses. Each Fund will not purchase additional securities while outstanding borrowings exceed 5% of its total assets.

Brady Bonds. The International Core Equity Fund, the International Dividend Income Fund, the International Opportunities Fund, and the Alpha Strategy Fund through the International Opportunities Fund may invest in so-called “Brady Bonds,” which are securities created through the exchange of existing commercial bank loans to public and private entities for new bonds in connection with debt restructuring under a debt restructuring plan announced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are currently actively traded in the over the counter secondary market for debt instruments. Brady Bonds do not have a long payment history and are subject to, among other things, the risk of default. In light of the history of commercial bank loan defaults by Latin American public and private entities, investment in Brady Bonds may be viewed as speculative.

Dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in the amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the “residual risk”).

Convertible Securities. To the extent consistent with its investment objective and policies, each Fund may invest in convertible securities. Convertible securities are preferred stocks or debt obligations that are convertible into common stock. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising stock market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds. Convertible securities have both equity and fixed income risk characteristics. Like all fixed income securities, the value of convertible securities is susceptible to the risk of market losses attributable to changes in interest rates. The market value of convertible securities tends to decline as interest rates increase. If, however, the market price of the common stock underlying a convertible security approaches or exceeds the conversion price of the convertible security, the convertible security tends to reflect the market price of the underlying common stock. In such a case, a convertible security may lose much or all of its value if the value of the underlying common stock then falls below the conversion price of the security. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly based on its fixed income characteristics, and thus, may not necessarily decline in price as much as the underlying common stock.

Depositary Receipts. To the extent consistent with its investment objective and policies, each Fund may invest in American Depositary Receipts (“ADRs”) and similar depositary receipts. ADRs, typically issued by a financial institution (a “depositary”), evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States. Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the United States, including increased market, liquidity, currency, political, information, and other risks. Although the Fundamental Equity Fund, Large Cap Value Fund, Micro Cap Growth Fund, Micro Cap Value Fund, and Value Opportunities Fund may not invest more than 10% of their respective assets in foreign securities, ADRs are not subject to this limitation. For purposes of the investment policies of each of the International Core Equity Fund, the International Dividend Income Fund, and the International Opportunities Fund, ADRs are treated as foreign securities.

Derivatives. The Funds may invest in, or enter into, derivatives for a variety of reasons, including to hedge certain market or interest rate risks, or to provide a substitute for purchasing or selling particular securities or to

6

increase potential returns. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivative instruments the Funds may use, to the extent described in the prospectus and this SAI, include options contracts, futures contracts, options on futures contracts, forward currency contracts, structured notes, and swap agreements. Derivatives may provide a cheaper, quicker or more specifically focused way for a Fund to invest than “traditional” securities would. A Fund’s portfolio managers, however, may decide not to employ some or all of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed.

Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as a Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Fund’s performance.

If a Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund’s return or result in a loss. A Fund also could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter (“OTC”) derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency that is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily variation margin system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. In contrast, no clearing agency guarantees OTC derivatives. Therefore, each party to an OTC derivative bears the risk that the counterparty will default. Accordingly, Lord Abbett will consider the creditworthiness of counterparties to OTC derivatives in the same manner as it would review the credit quality of a security to be purchased by a Fund. OTC derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

Each Fund may be required to “set aside” (often referred to as “asset segregation”) liquid assets, or engage in other SEC or staff-approved measures, to “cover” open positions with respect to certain kinds of derivatives. In the case of futures contracts and forward contracts that are not contractually required to cash settle, for example, a Fund must set aside liquid assets equal to such contracts’ full notional value while the positions are open. With respect to futures contracts and forward contracts that are contractually required to cash settle, however, a Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligations (i.e., the Fund’s daily net liability) under the contracts, if any, rather than such contracts’ full notional value. By setting aside assets equal to only its net obligations under cash-settled futures contracts, a Fund may employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts. Each Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions from time to time articulated by the SEC or its staff regarding asset segregation.

Combined Transactions. Each Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions including forward currency contracts and multiple interest rate transactions, structured notes and any combination of futures, options, currency and interest rate transactions (“component transactions”), instead of a single transaction, as part of a single or combined strategy when, in the opinion of Lord Abbett, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on Lord Abbett’s judgment that the combined

7

strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Future Developments. Each Fund may take advantage of opportunities in options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund’s investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, a Fund will provide appropriate disclosure in its prospectus or SAI.

Emerging Countries. The International Dividend Income Fund may invest without limitation in emerging country securities, the International Opportunities Fund may invest up to 25% of its net assets in securities of foreign companies that are traded primarily in emerging markets, and the International Core Equity Fund may invest up to 15% of its net assets in securities of foreign companies that are traded primarily in emerging markets. For the purpose of this restriction, the International Core Equity Fund and the International Dividend Income Fund consider emerging markets to be those included in the MSCI Emerging Market Free Index, while the International Opportunities Fund considers emerging markets to be those markets not included in the developed markets of the S&P Developed Ex-U.S. SmallCap Index. The Alpha Strategy Fund through the International Opportunities Fund also may invest a portion of its assets in emerging country securities. The securities markets of emerging countries tend to be less liquid, especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and not to be subject to as extensive and frequent accounting, financial and other reporting requirements as securities issued in more developed countries. Further, investing in the securities of issuers located in certain emerging countries may present a greater risk of loss resulting from problems in security registration and custody or substantial economic or political disruptions. Each of these Funds may invest in securities of companies whose economic fortunes are linked to emerging markets but which principally are traded on a non-emerging market exchange. Such investments do not meet a Fund’s definition of an emerging market security. To the extent a Fund invests in this manner, the percent of the Fund’s portfolio that is exposed to emerging market risks may be greater than the percent of the Fund’s assets that the Fund defines as representing emerging market securities.

Foreign Currency Transactions. Each Fund may enter into foreign currency transactions for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Fund has agreed to buy or sell; to hedge the U.S. dollar value of securities the Fund already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain or reduce exposure to the foreign currency for investment purposes. In accordance with the Fund’s investment objective and policies, each Fund may engage in spot transactions and may use forward contracts to protect against uncertainty in the level of future exchange rates.

Each Fund may invest directly in foreign currencies or hold financial instruments that provide exposure to foreign currencies, in particular “hard currencies,” or may invest in securities that trade in, or receive revenues in, foreign currencies. “Hard currencies” are currencies in which investors have confidence and are typically currencies of economically and politically stable industrialized nations. To the extent a Fund invests in such currencies, the Fund will be subject to the risk that those currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time. Fund assets that are denominated in foreign currencies may be devalued against the U.S. dollar, resulting in a loss. A U.S. dollar investment in depositary receipts or shares of foreign issuers traded on U.S. exchanges may be impacted differently by currency fluctuations than would an investment made in a foreign currency on a foreign exchange in shares of the same issuer. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government control.

Each Fund may engage in spot transactions and also may use forward contracts. A forward contract on foreign currencies involves obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties), at a price set at the time the contract is entered into. These contracts typically are traded in the OTC derivatives market and entered into directly between currency traders and their customers.

8

Each Fund may enter into forward contracts with respect to specific transactions. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Fund may desire to “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. A Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

Each Fund also may use forward contracts in connection with existing portfolio positions to lock in the U.S. dollar value of those positions, to increase the Fund’s exposure to foreign currencies that Lord Abbett believes may rise in value relative to the U.S. dollar or to shift the Fund’s exposure to foreign currency fluctuations from one country to another. For example, when Lord Abbett believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward contract to sell the amount of the former foreign currency approximating the value of some or all of the Fund’s portfolio securities denominated in such foreign currency. This investment practice generally is referred to as “cross-hedging” when another foreign currency is used.

The precise matching of the forward contract amounts and the value of the securities involved generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (that is, cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements may not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs.

At or before the maturity date of a forward contract that requires a Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which a Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. A Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate between the currencies involved moved between the execution dates of the first and second contracts.

Each Fund also may enter into currency forward contracts that are contractually required to, or may settle in cash, including non-deliverable currency forward contracts (“NDFs”). Each Fund intends to enter into cash-settled currency forward contracts, including NDFs, that contractually require the netting of the parties’ liabilities. Under a cash-settled forward contract that requires netting, the Fund or its counterparty to the contract is required only to deliver a cash payment in the amount of its net obligation in settlement of the contract. Forward contracts are marked-to-market on a daily basis, and the Fund may be required to post collateral to a counterparty pursuant to the terms of a forward contract if the Fund has a net obligation under the contract. Likewise, the Fund may be entitled to receive collateral under the terms of a forward contract if the counterparty has a net obligation under the contract. A cash-settled forward contract generally does not require any initial cash outlay by the Fund. The Fund’s currency forward contracts, including its NDFs, will generally have maturities of approximately one to three months but may have maturities of up to six months or more. Each currency forward contract entered into by the Fund will identify a specific “contract settlement rate,” generally

9

equal to or approximately equal to the current forward price of the underlying currency at the time the contract is established.

The cost to a Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

Foreign Currency Options. Each Fund may take positions in options on foreign currencies. For example, if a Fund were to enter into a contract to purchase securities denominated in a foreign currency, it could effectively fix the maximum U.S. dollar cost of the securities by purchasing call options on that foreign currency. Similarly, if a Fund held securities denominated in a foreign currency and anticipated a decline in the value of that currency against the U.S. dollar, it could hedge against such a decline by purchasing a put option on the currency involved. A Fund’s ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

Transaction costs may be higher because the quantities of currencies underlying option contracts that the Funds may enter into represent odd lots in a market dominated by transactions between banks.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations be firm or revised on a timely basis. Quotation information is generally representative of very large transactions in the interbank market and may not reflect smaller transactions where rates may be less favorable. Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.

Each Fund may effectively terminate its rights or obligations under options by entering into closing transactions. Closing transactions permit the Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. The value of a foreign currency option depends on the value of the underlying currency relative to the U.S. dollar. Other factors affecting the value of an option are the time remaining until expiration, the relationship of the exercise price to market price, the historical price volatility of the underlying currency and general market conditions. As a result, changes in the value of an option position may have no relationship to the investment merit of the foreign currency. Whether a profit or loss is realized on a closing transaction depends on the price movement of the underlying currency and the market value of the option.

Options normally have expiration dates of up to twelve months. The exercise price may be below, equal to or above the current market value of the underlying currency. Options that expire unexercised have no value, and a Fund will realize a loss of any premium paid and any transaction costs. Although the Funds intend to enter into foreign currency options only with dealers which agree to enter into, and which are expected to be capable of entering into, closing transactions with the Funds, there can be no assurance that a Fund will be able to liquidate an option at a favorable price at any time prior to expiration. In the event of insolvency of the counter-party, a Fund may be unable to liquidate a foreign currency option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that a Fund would have to exercise those options that they had purchased in order to realize any profit.

Foreign Securities. The International Core Equity Fund, the International Dividend Income Fund, and the International Opportunities Fund may each invest all of its net assets in foreign securities of companies principally based outside the United States. The Fundamental Equity Fund, the Large Cap Value Fund, the Micro Cap Growth Fund, the Micro Cap Value Fund, and the Value Opportunities Fund may each invest up to 10% of its net assets in foreign securities that primarily are traded outside the United States. This limitation does not include ADRs. The underlying funds in which the Alpha Strategy Fund invests also may invest all or a

10

portion of their assets in foreign securities. Foreign securities may involve special risks that typically are not associated with U.S. dollar denominated or quoted securities of U.S. issuers, including the following:

—

Foreign securities may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to foreign securities and changes in exchange control regulations (i.e., currency blockage). A decline in the exchange rate of the foreign currency in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security in U.S. dollars.

—	Brokerage commissions, custodial services, and other costs relating to investment in foreign securities markets generally are more expensive than in the United States.

—

Clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures may be unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

—

Foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a comparable U.S. issuer.

—	There generally is less government regulation of foreign markets, companies and securities dealers than in the United States.

—

Foreign securities markets may have substantially less volume than U.S. securities markets, and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers.

—

Foreign securities may trade on days when a Fund does not sell shares. As a result, the value of a Fund’s portfolio securities may change on days an investor may not be able to purchase or redeem Fund shares.

—

With respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets of a Fund, and political or social instability or diplomatic developments that could affect investments in those countries. In addition, a Fund may invest in less developed countries, sometimes referred to as emerging markets. The risks of investing in foreign markets are generally more severe in emerging markets.

Futures Contracts and Options on Futures Contracts. The Funds may engage in futures and options on futures transactions in accordance with their investment objective and policies. Each Fund may purchase and sell futures contracts and purchase and write call and put options on futures contracts. Each Fund also may enter into closing purchase and sale transactions with respect to such contracts and options. Futures contracts are standardized contracts that provide for the sale or purchase of a specified financial instrument at a future time at a specified price. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. In addition to incurring fees in connection with futures and options, an investor is required to maintain margin deposits. At the time of entering into a futures transaction or writing an option, an investor is required to deposit a specified amount of cash or eligible securities called “initial margin.” Subsequent payments, called “variation margin,” are made on a daily basis as the market price of the futures contract or option fluctuates.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out before delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, a Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. Transaction costs also are included in these calculations.

11

The Funds may enter into futures contracts in U.S. domestic markets or on exchanges located outside the United States. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits that a Fund might realize in trading could be eliminated by adverse changes in the currency exchange rate, or the Fund could incur losses as a result of those changes.

Futures contracts and options on futures contracts present substantial risks, including the following:

—

While the Fund may benefit from the use of futures and related options, unanticipated market events may result in poorer overall performance than if the Fund had not entered into any futures or related options transactions.

—

Because perfect correlation between a futures position and a portfolio position that the Fund intends to hedge is impossible to achieve, a hedge may not work as intended, and the Fund may thus be exposed to additional risk of loss.

—	The loss that the Fund may incur in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received.

—	Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund’s NAV.

—	As a result of the low margin deposits normally required in futures and options on futures trading, a relatively small price movement in a contract may result in substantial losses to the Fund.

—	Futures contracts and related options may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

—	The counterparty to an OTC contract may fail to perform its obligations under the contract.

Specific Futures Transactions. Each Fund may invest in futures contracts and options on futures contracts, including those with respect to interest rates, currencies and securities indexes.

Each Fund may purchase and sell index futures contracts and options thereon. An index future obligates the Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract’s last trading day and the value of the index based on the prices of the securities that comprise the index at the opening of trading in such securities on the next business day.

The market value of a stock index futures contract is based primarily on the value of the underlying index. Changes in the value of the index will cause roughly corresponding changes in the market price of the futures contract. If a stock index is established that is made up of securities whose market characteristics closely parallel the market characteristics of the securities in a Fund’s portfolio, then the market value of a futures contract on that index should fluctuate in a way closely resembling the market fluctuation of the portfolio. Thus, if a Fund sells futures contracts, a decline in the market value of the portfolio will be offset by an increase in the value of the short futures position to the extent of the hedge (i.e., the size of the futures position). Conversely, when a Fund has cash available (for example, through substantial sales of shares) and wishes to invest the cash in anticipation of a rising market, the Fund could rapidly hedge against the expected market increase by buying futures contracts to offset the cash position and thus cushion the adverse effect of attempting to buy individual securities in a rising market. Stock index futures contracts are subject to the same risks as other futures contracts discussed above under “Futures Contracts and Options on Futures Contracts.”

12

Each Fund may purchase and sell interest rate futures contracts and options thereon. An interest rate future obligates the Fund to purchase or sell an amount of a specific debt security at a future date at a specific price. Each Fund also may purchase and sell currency futures and options thereon, as described above.

Illiquid Securities. Each Fund may invest up to 15% of its net assets in illiquid securities that cannot be disposed of in seven days in the ordinary course of business at fair value. Illiquid securities include:

—	Securities that are not readily marketable.

—	Repurchase agreements and time deposits with a notice or demand period of more than seven days.

—

Certain restricted securities, unless Lord Abbett determines, subject to the oversight of the Board, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale pursuant to Rule 144A (“144A Securities”) and is liquid.

144A Securities may be resold to a qualified institutional buyer (“QIB”) without registration and without regard to whether the seller originally purchased the security for investment. Investing in 144A Securities may decrease the liquidity of each Fund’s portfolio to the extent that QIBs become for a time uninterested in purchasing these securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Initial Public Offerings (“IPOs”). Each Fund may invest in IPOs, which are new issues of equity securities, including newly issued secondary offerings. IPOs have many of the same risks as small company stocks. IPOs do not have trading history, and information about the company may be available only for recent periods. IPO prices may be highly volatile or may drop shortly after the IPO. IPOs may generate substantial gains for a Fund, but investors should not rely on any past gains that may have been produced by IPOs as an indication of a Fund’s future performance, since there is no guarantee that a Fund will have access to profitable IPOs in the future. A Fund may be limited in the quantity of IPO shares that it may buy at the offering price, or a Fund may not be able to any buy shares of an IPO at the offering price. If the size of a Fund increases, the impact of IPOs on the Fund’s performance generally would decrease; conversely, if a size of the Fund decreases, the impact of IPOs on the Fund’s performance generally would increase.

Investments in Other Investment Companies. Subject to the limitations prescribed by the Act and the rules adopted by the SEC thereunder, the Funds (other than the Alpha Strategy Fund, a “fund of fund” that invests substantially all of its assets in certain other Lord Abbett-sponsored funds) may invest in other investment companies, including money market funds, exchange-traded funds (“ETFs”), and closed-end funds. (Each Fund (other than the Alpha Strategy Fund), however, may not operate as a fund-of-funds in reliance on Sections 12(d)(1)(F) and (G) of the Act.) These limitations include a prohibition on each Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of each Fund’s total assets in the securities of any one investment company or more than 10% of its total assets in securities of other investment companies. (Pursuant to certain SEC rules, these percentage limitations may not apply to each Fund’s investments in money market funds.) When each Fund invests in another investment company, each Fund’s shareholders must bear not only their proportionate share of the Fund’s fees and expenses, but they also must bear indirectly the fees and expenses of the other investment company.

Each Fund may invest in ETFs, which typically are open-end funds or unit investment trusts that are designed to accumulate and hold a portfolio of securities intended to track the performance and dividend yield of a securities index. Each Fund may use ETFs for several reasons, including to facilitate the handling of cash flows or trading or to reduce transaction costs. The price movement of ETFs may not perfectly parallel the price movement of the underlying index. Similar to common stock, ETFs are subject to market volatility and selection risk.

Each Fund may invest in foreign countries through investment companies, including closed-end funds. Some emerging market countries have laws and regulations that currently preclude direct foreign investments in the securities of their companies. However, indirect foreign investment in the securities of such countries is

13

permitted through investment companies that have been specifically authorized. These investments are subject to the risks of investing in foreign (including emerging market) securities.

Options on Securities and Securities Indices. Each Fund may purchase call and put options and write (i.e., sell) covered call and put option contracts in accordance with its investment objective and policies. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Each Fund also may enter into “closing purchase transactions” in order to terminate their obligation to deliver the underlying security. This may result in a short-term gain or loss. A closing purchase transaction is the purchase of a call option (at a cost which may be more or less than the premium received for writing the original call option) on the same security, with the same exercise price and call period as the option previously written. If a Fund is unable to enter into a closing purchase transaction, it may be required to hold a security that it otherwise might have sold to protect against depreciation.

A covered call option written by a Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction such as by segregating permissible liquid assets. A put option written by the Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken or otherwise covers the transaction. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. The Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers’ orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

Specific Options Transactions. Each Fund may purchase and sell call and put options in respect of specific securities (or groups or “baskets” of specific securities), including U.S. Government securities, mortgage-related securities, asset-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. or foreign securities exchanges or in the OTC market, or securities indices, currencies or futures.

An option on an index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the index upon which the option is based is greater than in the case of a call, or less than in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing index options will depend upon price movements in the level of the index rather than the price of a particular security.

Each Fund may purchase and sell call and put options on foreign currency. These options convey the right to buy or sell the underlying currency at a price which is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.

Successful use by a Fund of options and options on futures will be subject to Lord Abbett’s ability to predict correctly movements in the prices of individual securities, the relevant securities market generally, foreign

14

currencies or interest rates. To the extent Lord Abbett’s predictions are incorrect, a Fund may incur losses. The use of options also can increase a Fund’s transaction costs.

Each Fund, other than the International Core Equity Fund, the International Dividend Income Fund, and the International Opportunities Fund will not purchase an option if, as a result of such purchase, more than 10% of its net assets would be invested in premiums for such options. Each Fund other than the International Core Equity Fund, the International Dividend Income Fund, and the International Opportunities Fund, may only sell (write) covered put options to the extent that cover for such options does not exceed 15% of its net assets. Each Fund other than the International Core Equity Fund, the International Dividend Income Fund, and the International Opportunities Fund may only sell (write) covered call options with respect to securities having an aggregate market value of less than 25% of its net assets at the time an option is written.

Over-the-Counter Options. Each Fund may enter into OTC options contracts (“OTC options”). OTC options differ from exchange-traded options in several respects. OTC options are transacted directly with dealers and not with a clearing corporation and there is a risk of nonperformance by the dealer as a result of the insolvency of the dealer or otherwise, in which event a Fund may experience material losses. However, in writing OTC options, the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities, and a wider range of expiration dates and exercise prices, than are exchange-traded options. Since there is no exchange, pricing normally is done by reference to information from market makers, which information is carefully monitored by Lord Abbett and verified in appropriate cases.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any given time. Consequently, a Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a Fund writes an OTC option, generally it can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer with whom the Fund originally wrote it. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security until the option expires or the option is exercised. Therefore, a covered call option writer of an OTC option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, a secured put writer of an OTC option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of such put or call option also might find it difficult to terminate its position on a timely basis in the absence of a secondary market.

Each Fund and Lord Abbett believe that such dealers present minimal credit risks to the Fund and, therefore, should be able to enter into closing transactions if necessary. Each Fund currently will not engage in OTC options transactions if the amount invested by a Fund in OTC options plus a “liquidity charge” related to OTC options written by the Fund, plus the amount invested by the Fund in illiquid securities, would exceed 10% of the Fund’s net assets. The “liquidity charge” referred to above is computed as described below.

Each Fund anticipates entering into agreements with dealers to which the Fund sells OTC options. Under these agreements a Fund would have the absolute right to repurchase the OTC options from the dealer at any time at a price no greater than a price established under the agreements (the “Repurchase Price”). The “liquidity charge” referred to above for a specific OTC option transaction will be the Repurchase Price related to the OTC option less the intrinsic value of the OTC option. The intrinsic value of an OTC call option for such purposes will be the amount by which the current market value of the underlying security exceeds the exercise price. In the case of an OTC put option, intrinsic value will be the amount by which the exercise price exceeds the current market value of the underlying security. If there is no such agreement requiring a dealer to allow a Fund to repurchase a specific OTC option written by the Fund, the “liquidity charge” will be the current market value of the assets serving as “cover” for such OTC option.

Preferred Stock, Warrants, and Rights. Each Fund may invest in preferred stock, warrants and rights. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stockholders, but after bond holders and other creditors. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment

15

obligations, typically may not be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock. Investments in preferred stock present market and liquidity risks. The value of a preferred stock may be highly sensitive to the economic condition of the issuer, and markets for preferred stock may be less liquid than the market for the issuer’s common stock.

Warrants are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant. Rights represent a privilege offered to holders of record of issued securities to subscribe (usually on a pro rata basis) for additional securities of the same class, of a different class or of a different issuer. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. The value of a warrant or right may not necessarily change with the value of the underlying securities. Warrants and rights cease to have value if they are not exercised prior to their expiration date. Investments in warrants and rights are thus speculative and may result in a total loss of the money invested.

Real Estate Investment Trusts (REITs). Each Fund may invest in REITs, which are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon the ability of the REITs’ managers, and are subject to heavy cash flow dependency, default by borrowers and the qualification of the REITs under applicable regulatory requirements for favorable income tax treatment. REITs also are subject to risks generally associated with investments in real estate including possible declines in the value of real estate, general and local economic conditions, environmental problems and changes in interest rates. To the extent that assets underlying a REIT are concentrated geographically, by property type or in certain other respects, these risks may be heightened. Each Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.

Repurchase Agreements. Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction by which the purchaser acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The resale price reflects the purchase price plus an agreed-upon market rate of interest that is unrelated to the coupon rate or date of maturity of the purchased security. Each Fund requires at all times that the repurchase agreement be collateralized by cash or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises (“U.S. Government Securities”) having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). Such agreements permit a Fund to keep all of its assets at work while retaining flexibility in pursuit of investments of a longer term nature.

The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of them. Even though the repurchase agreements may have maturities of seven days or less, they may lack liquidity, especially if the issuer encounters financial difficulties. Each Fund intends to limit repurchase agreements to transactions with dealers and financial institutions believed by Lord Abbett, as the investment manager, to present minimal credit risks. Lord Abbett will monitor the creditworthiness of the repurchase agreement sellers on an ongoing basis.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). This risk is greatly reduced because the Fund generally receives cash equal to 98% of the price of the security sold. Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Each Fund will attempt to minimize this risk by managing its duration. Each Fund’s reverse repurchase agreements will not exceed 20% of the Fund’s net assets.

Securities Lending. Although the Funds have no current intention of doing so, each Fund may lend portfolio securities to registered broker-dealers. These loans may not exceed 30% of a Fund’s total assets. Securities loans will be collateralized by cash or marketable securities issued or guaranteed by the U.S. Government or

16

other permissible means at least equal to 102% of the market value of the domestic securities loaned and 105% in the case of foreign securities loaned. A Fund may pay a part of the interest received with respect to the investment of collateral to a borrower and/or a third party that is not affiliated with the Fund and is acting as a “placing broker.” No fee will be paid to affiliated persons of a Fund.

By lending portfolio securities, each of the Funds can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in permissible investments, such as U.S. Government Securities, or obtaining yield in the form of interest paid by the borrower when U.S. Government Securities or other forms of non-cash collateral are received. Securities lending involves the risk that the borrower will fail to return the securities in a timely manner or at all. Lending portfolio securities could result in a loss or delay in recovering a Fund’s securities if the borrower defaults.

Short Sales. Each Fund may make short sales of securities or maintain a short position, if at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short. Each Fund does not intend to have more than 5% of its net assets (determined at the time of the short sale) subject to short sales.

Structured Securities and Other Hybrid Instruments. Each Fund may invest in structured securities and other hybrid instruments. Structured securities and other hybrid instruments are types of derivative securities whose value is determined by reference to changes in the value of specific securities, currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. Structured securities may be positively or negatively indexed, so the appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. Structured securities may present additional risks that are different from those associated with a direct investment in fixed-income or equity securities; they may be more volatile, less liquid and more difficult to price accurately and subject to additional credit risks. A Fund that invests in structured securities could lose more than the principal amount invested.

Structured securities and other hybrid instruments can be used as an efficient means of pursuing a variety of investment strategies, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a Reference and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the Reference. These References may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the NAV of the Fund.

Swap Transactions. Each Fund may enter into interest rate, equity index, currency and total return swap agreements and swaptions (options on swaps). A Fund may enter into these transactions for hedging purposes or in an attempt to obtain a particular return when it is considered desirable to do so. A swap transaction involves an agreement between two parties to exchange different types of cash flows based on a specified or “notional” amount. The cash flows exchanged in a specific transaction may be, among other things, payments that are the equivalent of interest on a principal amount, payments that would compensate the purchaser for losses on a defaulted security or basket of securities, or payments reflecting the performance of one or more specified securities, currencies or indices. A Fund may enter into swap transactions with counterparties that generally are banks, securities dealers or their respective affiliates.

In an interest rate swap, a Fund may agree to either make or receive payments that are equivalent to a fixed rate of interest on the specified notional amount in exchange for payments that are equivalent to a variable rate of

17

interest (based on a specified index) on the same notional amount. Interest rate swaps may enable a Fund to either increase or reduce its interest rate risk or to adjust the duration of its bond portfolio.

Currency swaps involve the exchange of cash flows on a notional amount of two or more currencies based on their relative future values.

A Fund may enter into long and short currency positions using swap contracts under which they will, at the end of the term of the swap contract, make a payment that is based on a fixed currency exchange rate in exchange for a payment from the swap counterparty that is based on the prevailing currency exchange rate. These swap contracts generally will have terms of approximately one to three months, but may have terms of up to six months or more. Lord Abbett, however, in its discretion may terminate a swap contract prior to its term, subject to any potential termination fee that is in addition to a Fund’s accrued obligation under the swap contract. At the end of a swap contract’s term, a Fund may enter into a new swap contract. A Fund’s swap contracts will be made in the OTC market and will be entered into with counterparties that typically will be banks, investment banking firms or broker-dealers.

In a total return swap, a Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, a Fund also may be required to pay an amount equal to that decline in value to its counterparty. A Fund also may be the seller of a total return swap, in which case they would receive premium payments and an amount equal to any decline in value of the underlying asset over the term of the swap, but it would be obligated to pay their counterparty an amount equal to any appreciation.

A Fund also may purchase and write (sell) options contracts on swaps, commonly known as “swaptions.” A swaption is an option to enter into a swap agreement. As with other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligations, to enter into an underlying swap on agreed upon terms. The seller of a swaption receives the premium in exchange for the obligation to enter into the agreed-upon underlying swap if the option is exercised.

A Fund also may purchase or sell interest rate caps, floors and collars. The purchaser of an interest rate cap is entitled to receive payments only to the extent that a specified index exceeds a predetermined interest rate. The purchaser of an interest floor is entitled to receive payments only to the extent that a specified index is below a predetermined interest rate. A collar effectively combines a cap and a floor so that the purchaser receives payments only when market interest rates are within a specified range of interest rates.

The use of these transactions is a highly specialized activity that involves investment techniques and risks that are different from those associated with ordinary portfolio securities transactions. If Lord Abbett is incorrect in its forecasts of the interest rates, currency exchange rates or market values or its assessments of the credit risks, relevant to these transactions that it enters, the investment performance of a Fund may be less favorable than it would have been if the Fund had not entered into them. Because these arrangements are bilateral agreements between a Fund and its counterparty, each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Fund. A Fund’s obligations under swap agreements generally are collateralized by cash or government securities based on the amount by which the value of the payments that a Fund is required to pay exceed the value of the payments that its counterparty is required to make. The Funds segregate liquid assets equal to any difference between that excess and the amount of collateral that it is required to provide. Conversely, a Fund requires its counterparties to provide collateral on a comparable basis except in those instances in which Lord Abbett is satisfied with the claims paying ability of the counterparty without such collateral.

Temporary Defensive Investments. As described in the prospectus, each Fund is authorized to temporarily invest a substantial amount, or even all, of its assets in various short-term fixed-income securities to take a defensive position. Temporary defensive securities include:

18

—	U.S. Government Securities.

—

Commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

—

Bank certificates of deposit and time deposits. Certificates of deposit are certificates issued against funds deposited in a bank or a savings and loan. They are issued for a definite period of time and earn a specified rate of return.

—

Bankers’ acceptances. Bankers’ acceptances are short-term credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer. These instruments reflect the obligations both of the bank and of the drawer to pay the face amount of the instrument upon maturity. They primarily are used to finance the import, export, transfer or storage of goods. They are “accepted” when a bank guarantees their payment at maturity.

—	Repurchase agreements.

—	Comparable foreign fixed income securities.

When-Issued or Forward Transactions. Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. The value of fixed-income securities to be delivered in the future will fluctuate as interest rates vary. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government Securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at a Fund’s custodian in order to pay for the commitment. There is a risk that market yields available at settlement may be higher than yields obtained on the purchase date, which could result in depreciation of the value of fixed-income when-issued securities. At the time a Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its NAV. Each Fund generally has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

Policies and Procedures Governing Disclosure of Portfolio Holdings. The Board has adopted policies and procedures with respect to the disclosure of the Funds’ portfolio holdings and ongoing arrangements making available such information to the general public, as well as to certain third parties on a selective basis. Among other things, the policies and procedures are reasonably designed to ensure that the disclosure is in the best interests of Fund shareholders and to address potential conflicts of interest between the Funds on the one hand and Lord Abbett and its affiliates or affiliates of the Funds on the other hand. Except as noted below, the Funds do not provide the Funds’ portfolio holdings to any third party until they are made available to the general public on Lord Abbett’s website at www.lordabbett.com or otherwise. The exceptions are as follows:

1.

The Funds may provide their portfolio holdings to (a) third parties that render services to the Funds relating to such holdings (i.e., pricing vendors, ratings organizations, custodians, external administrators, independent registered public accounting firms, counsel, etc.), as appropriate to the service being provided to the Funds, on a daily, monthly, calendar quarterly or annual basis, and (b) third party consultants on a monthly or calendar quarterly basis for the sole purpose of performing their own analyses with respect to the Funds one day following each calendar period-end. The Funds may discuss or otherwise share portfolio holdings or related information with counterparties that execute transactions on behalf of the Funds;

2.

The Funds may provide portfolio commentaries or fact sheets containing, among other things, a discussion of select portfolio holdings and a list of the largest portfolio positions, and/or portfolio performance attribution information to certain financial intermediaries one day following each period-end; and

19

3.

The Funds may provide their portfolio holdings or related information under other circumstances subject to the authorization of the Funds’ officers, in compliance with policies and procedures adopted by the Board.

Before providing schedules of its portfolio holdings to a third party in advance of making them available to the general public, each Fund obtains assurances through contractual obligations, certifications or other appropriate means such as due diligence sessions and other meetings to the effect that: (i) neither the receiving party nor any of its officers, employees or agents will be permitted to take any holding-specific investment action based on the portfolio holdings and (ii) the receiving party will not use or disclose the information except as it relates to rendering services for the Funds related to portfolio holdings, to perform certain internal analyses in connection with its evaluation of the Funds and/or their investment strategies, or for similar purposes. The sole exception relates to the agreement with SG Constellation, LLC (“SGC”), the provider of financing for the distribution of the Funds’ Class B shares. The fees payable to SGC are based in part on the value of the Funds’ portfolio securities. In order to reduce the exposure of such fees to market volatility, SGC aggregates the portfolio holdings information provided by all of the mutual funds that participate in its Class B share financing program (including the Funds) and may engage in certain hedging transactions based on the information. However, SGC will not engage in transactions based solely on the Funds’ portfolio holdings.

Neither the Funds, Lord Abbett nor any other party receives any compensation or other consideration in connection with any arrangement described in this section, other than fees payable to a service provider rendering services to the Funds related to the Funds’ portfolio holdings. For these purposes, compensation does not include normal and customary fees that Lord Abbett or an affiliate may receive as a result of investors making investments in the Funds. Neither the Funds, Lord Abbett nor any of their affiliates has entered into an agreement or other arrangement with any third party recipient of portfolio related information under which the third party would maintain assets in the Funds or in other investment companies or accounts managed by Lord Abbett or any of its affiliated persons as an inducement to receive the Fund’s portfolio holdings.

In addition to the foregoing, Lord Abbett provides investment advice to clients other than the Funds that have investment objectives and requirements that may be substantially similar to the Funds’. Such clients also may have portfolios consisting of holdings substantially similar to the Funds’ holdings. Such clients periodically may receive portfolio holdings and other related information relative to their investment advisory arrangement with Lord Abbett in the regular course of such arrangement. It is possible that any such client could trade ahead of or against the Funds based on the information such client receives in connection with its investment advisory arrangement with Lord Abbett. In addition, Lord Abbett’s investment advice to any client may be deemed to create a conflict of interest relative to other clients to the extent that it is possible that any client could trade against the interests of other clients based on Lord Abbett’s investment advice. To address this potential conflict, Lord Abbett has implemented procedures governing its provision of impersonal advice that are designed to (i) avoid communication of Lord Abbett’s intent or recommendations with respect to discretionary advice clients, and (ii) monitor the trading of impersonal advice clients to assess the likelihood of any adverse effects on discretionary advice clients.

Lord Abbett’s Compliance Department periodically reviews and evaluates Lord Abbett’s adherence to the above policies and procedures, including the existence of any conflicts of interest between the Funds on the one hand and Lord Abbett and its affiliates or affiliates of the Funds on the other hand. The Compliance Department reports to the Board at least annually regarding its assessment of compliance with these policies and procedures.

The Board also reviews the Funds’ policies and procedures governing these arrangements on an annual basis. These policies and procedures may be modified at any time with the approval of the Board.

Fund Portfolio Information Recipients. Attached as Appendix A is a list of the third parties that are eligible to receive portfolio holdings information pursuant to ongoing arrangements under the circumstances described above.

20

3.

Management of the Funds

The Board is responsible for the management of the business and affairs of the Trust in accordance with the laws of the State of Delaware. The Board appoints officers who are responsible for the day-to-day operations of the Trust and who execute policies authorized by the Board. As discussed in the semiannual report to shareholders, the Board also approves an investment adviser to the Trust and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Trust’s organizational documents.

Lord Abbett, a Delaware limited liability company, is the Trust’s investment adviser. Designated Lord Abbett personnel are responsible for the day-to-day management of the Trust.

Board Leadership Structure

The Board currently has nine Trustees, seven of whom are persons who are not “interested persons” of the Fund, sometimes referred to as independent directors/trustees or outside directors/trustees (“Independent Trustees”). Robert S. Dow, Senior Partner of Lord Abbett, serves as the Chairman of the Board and E. Thayer Bigelow serves as the Board’s Lead Independent Trustee. The Lead Independent Trustee’s role is to serve as a liaison between the Independent Trustees and Lord Abbett and act as chairperson of meetings of the Independent Trustees and of the Nominating and Governance and Contract Committees, among other things. The Lead Independent Trustee speaks separately with the Chief Compliance Officer on a quarterly basis, or more frequently as needed, to discuss compliance matters. The Lead Independent Trustee also meets regularly with the Secretary of the Lord Abbett Funds to discuss, review, and revise, as necessary the agenda for meetings of the Board and any related matters.

The Board has determined that its leadership structure is appropriate in light of the composition of the Board and its committees and Mr. Dow’s long tenure with Lord Abbett, familiarity with the Fund’s business and affairs, and regular interactions with the Lead Independent Trustee. The Board believes that its leadership structure promotes the efficient and orderly flow of information from management to the Independent Trustees and otherwise enhances the effectiveness of the Board’s oversight role.

The Board generally meets eight times a year, and may hold additional special meetings to address specific matters that arise between regularly scheduled meetings. The Independent Trustees also meet regularly without the presence of management and are advised by independent legal counsel.

As discussed more fully below, the Board has delegated certain aspects of its oversight function to committees comprised of solely Independent Trustees. The committee structure facilitates the Board’s timely and efficient consideration of matters pertinent to the Fund’s business and affairs and their associated risks.

For simplicity, the following sections use the term “directors/trustees” to refer to Trustees of the Fund and the directors/trustees of all other Lord Abbett-sponsored funds.

Qualifications of Directors/Trustees

The individual qualifications for each of the directors/trustees and related biographical information are noted in the chart below. In addition to individual qualifications, the following characteristics are among those qualifications applicable to each of the existing directors/trustees and are among the qualifications that the Nominating and Governance Committee will consider for any future nominees:

•	Irreproachable reputation for integrity, honesty and the highest ethical standards;

•

Outstanding skills in disciplines deemed by the Nominating and Governance Committee to be particularly relevant to the role of Independent Trustee, including business acumen, experience relevant to the financial services industry generally and the investment industry particularly, and ability to exercise sound judgment in matters relating to the current and long-term objectives of the Fund;

•	Understanding and appreciation of the important role occupied by Independent Trustees in the regulatory structure governing regulated investment companies;

21

•	Willingness and ability to contribute positively to the decision making process for the Fund, including appropriate interpersonal skills to work effectively with other Independent Trustees;

•	Desire and availability to serve as an Independent Trustee for a substantial period of time;

•	Absence of conflicts that would interfere with qualifying as an Independent Trustee; and

•	Diversity of background.

Interested Trustees

The following Trustees are associated with Lord Abbett and are “interested persons” of the Trust as defined in the Act. Mr. Dow and Ms. Foster are officers and directors or trustees of each of the 13 Lord Abbett-sponsored funds, which consist of 53 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation and Other Directorships During Past Five Years; Qualifications

Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Trustee since 1993 and Chairman since 1996

Principal Occupation: Senior Partner of Lord Abbett (since 2007) and was formerly Managing Partner (1996–2007) and Chief Investment Officer (1995 – 2007), joined Lord Abbett in 1972.

Other Directorships: None.

Qualifications: Board tenure with the Lord Abbett Family of Funds (22 years), chief investment officer experience, financial services industry experience, chief executive officer experience, corporate governance experience, service on the Investment Company Institute’s executive committee and board of governors, and civic/community involvement.

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Trustee and President since 2006

Principal Occupation: Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.

Other Directorships: None.

Qualifications: Board tenure with the Lord Abbett Family of Funds (5 years), financial services industry experience, leadership experience, corporate governance experience, and civic/community involvement.

22

Independent Trustees

The following Independent Trustees also are directors or trustees of each of the 13 Lord Abbett-sponsored funds, which consist of 53 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation and Other Directorships During Past Five Years; Qualifications

E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Trustee since 1994

Principal Occupation: Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998–2000).

Other Directorships: Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998). Previously served as a director of R.H. Donnelley Inc. (2009–2010) and Adelphia Communications Inc. (2003–2007).

Qualifications: Board tenure with the Lord Abbett Family of Funds (17 years), media investment and consulting experience, chief executive officer experience, entrepreneurial background, corporate governance experience, financial expertise, service in academia, and civic/community involvement.

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Trustee since 1998

Principal Occupation: Senior Advisor of Monitor Clipper Partners, a private equity investment fund (since 1997); President of Clipper Asset Management Corp. (1991–2009).

Other Directorships: Previously served as a director of Avondale, Inc. (1991–2005) and Interstate Bakeries Corp. (1991–2008).

Qualifications: Board tenure with the Lord Abbett Family of Funds (13 years), financial services industry experience, leadership experience, corporate governance experience, financial expertise, service in academia, and civic/community involvement.

Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Trustee since 2011

Principal Occupation: CEO, Americas of J.P. Morgan Asset Management (2004–2010).

Other Directorships: None.

Qualifications: Financial services industry experience, chief executive officer experience, marketing experience, corporate governance experience, and civic/community involvement.

23

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation and Other Directorships During Past Five Years; Qualifications

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Trustee since 2004

Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of WellPoint, Inc., a health benefits company (since 1994). Previously served as a director of Resources Connection, Inc., a consulting firm (2004–2007).

Qualifications: Board tenure with the Lord Abbett Family of Funds (7 years), business management and marketing experience, chief executive officer experience, entrepreneurial background, corporate governance experience, service in academia, and civic/community involvement.

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2001

Principal Occupation: Advisor of One Equity Partners, a private equity firm (since 2004).

Other Directorships: Currently serves as a director and Chairman of the Board of Ally Financial, a financial services firm (since 2009) and as a director of Molson Coors Brewing Company (since 2002).

Qualifications: Board tenure with the Lord Abbett Family of Funds (11 years), financial services industry experience, chief executive officer experience, corporate governance experience, financial expertise, service in academia, and civic/community involvement.

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Trustee since 1993

Principal Occupation: Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996).

Other Directorships: Currently serves as director of Ace, Ltd. (since 1997). Previously served as a director of Hewitt Associates, Inc. (2004–2010).

Qualifications: Board tenure with the Lord Abbett Family of Funds (29 years), executive recruiting and consulting experience, chief executive officer experience, corporate governance experience, service in academia, and civic/community involvement.

24

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation and Other Directorships During Past Five Years; Qualifications
James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2006

Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990).

Other Directorships: Currently serves as director of Crane Co. (since 1998). Previously served as a director of Viacell Inc. (2003–2007).

Qualifications: Board tenure with the Lord Abbett Family of Funds (5 years), financial services industry experience, chief executive officer experience, corporate governance experience, financial expertise, and civic/community involvement.

Committees

The standing committees of the Board are the Audit Committee, the Proxy Committee, the Nominating and Governance Committee, and the Contract Committee. The table below provides information about each such committee’s composition, functions, and responsibilities.

Committee	Committee Members	Number of Meetings Held During 2010 Fiscal Year*	Description
Audit Committee	E. Thayer Bigelow Robert B. Calhoun, Jr. Evelyn E. Guernsey James L.L. Tullis	4	The Audit Committee comprises solely directors/trustees who are not “interested persons” of the Fund. The Audit Committee provides assistance to the Board in fulfilling its responsibilities relating to accounting matters, the reporting practices of the Fund, and the quality and integrity of the Fund’s financial reports. Among other things, the Audit Committee is responsible for reviewing and evaluating the performance and independence of the Fund’s independent registered public accounting firm and considering violations of the Fund’s Code of Ethics to determine what action should be taken. The Audit Committee meets at least quarterly.
Proxy Committee	Julie A. Hill Franklin W. Hobbs Thomas J. Neff	2	The Proxy Committee comprises at least two directors/trustees who are not “interested persons” of the Fund, and also may include one or more directors/trustees who are partners or employees of Lord Abbett. Currently, the Proxy Committee comprises solely Independent Trustees. The Proxy Committee shall (i) monitor the actions of Lord Abbett in voting securities owned by the Fund; (ii) evaluate the policies of Lord Abbett in voting securities; and (iii) meet with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest.

25

Committee	Committee Members	Number of Meetings Held During 2010 Fiscal Year*	Description
Nominating and Governance Committee	E. Thayer Bigelow Robert B. Calhoun, Jr. Evelyn E. Guernsey Julie A. Hill Franklin W. Hobbs Thomas J. Neff James L.L. Tullis	6	The Nominating and Governance Committee comprises all the directors/trustees who are not “interested persons” of the Fund. Among other things, the Nominating and Governance Committee is responsible for (i) evaluating and nominating individuals to serve as Independent Trustees and as committee members; and (ii) periodically reviewing director/trustee compensation. The Nominating and Governance Committee has adopted policies for its consideration of any individual recommended by the Fund’s shareholders to serve as an Independent Trustee. A shareholder who would like to recommend a candidate may write to the Fund.
Contract Committee	E. Thayer Bigelow Robert B. Calhoun, Jr. Evelyn E. Guernsey Julie A. Hill Franklin W. Hobbs Thomas J. Neff James L.L. Tullis	5	The Contract Committee comprises all directors/trustees who are not “interested persons” of the Fund. The Contract Committee conducts much of the factual inquiry undertaken by the directors/trustees in connection with the Board’s annual consideration of whether to renew the management and other contracts with Lord Abbett and Lord Abbett Distributor. During the year, the Committee meets with Lord Abbett management and portfolio management to monitor ongoing developments involving Lord Abbett and the Fund’s portfolio.

* Ms. Guernsey was appointed to the Board and each of the other Lord Abbett-sponsored funds effective January 1, 2011 and therefore did not participate in meetings prior to that date.

Board Oversight of Risk Management

Managing an investment portfolio and the operations of the Fund, like all mutual funds, involves certain risks. Lord Abbett (and other Fund service providers, subject to oversight by Lord Abbett) is responsible for day-to-day risk management for the Fund. The Board oversees the Fund’s risk management as part of its general management oversight function. The Board, either directly or through committees, regularly receives and reviews reports from Lord Abbett about the elements of risk that affect or may affect the Fund, including investment risk, operational risk, compliance risk, and legal risk, among other elements of risk related to the operations of the Fund and Lord Abbett, and the steps Lord Abbett takes to mitigate those risks. The Board has appointed a Chief Compliance Officer, who oversees the implementation and testing of the Fund’s compliance program and reports to the Board at least quarterly regarding compliance matters for the Fund, Lord Abbett, and the Fund’s service providers. The Board also has appointed a Chief Legal Officer, who is responsible for overseeing internal reporting requirements imposed under rules adopted by the SEC pursuant to the Sarbanes-Oxley Act of 2002, which are designed to ensure that credible indications of material violations of federal securities laws or breaches of fiduciary duty are investigated and are adequately and appropriately resolved.

In addition to the Board’s direct oversight, the Audit Committee and the Contract Committee play important roles in overseeing risk management on behalf of the Fund. The Audit Committee oversees the risk management efforts for financial reporting, pricing and valuation, and liquidity risk and meets regularly with the Fund’s Chief Financial Officer and independent auditors, as well as with members of management, to discuss financial reporting and audit issues, including risks related to financial controls. The Contract Committee regularly meets with the Fund’s portfolio managers and Lord Abbett’s Chief Investment Officer to discuss

26

investment performance achieved by the Fund and the investment risks assumed by the Fund to achieve that performance.

While Lord Abbett (and the Fund’s service providers) has implemented a number of measures intended to mitigate risk effectively to the extent practicable, it is not possible to eliminate all of the risks that are inherent in the operations of the Fund. Some risks are beyond the control of Lord Abbett and not all risks that may affect the Fund can be identified before the risk arises or before Lord Abbett develops processes and controls to eliminate the occurrence or mitigate the effects of such risks.

Officers

None of the officers listed below have received compensation from the Trust. All of the officers of the Trust also may be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the title(s) and position(s) listed under the “Principal Occupation” column indicate the officer’s position(s) and title(s) with Lord Abbett.

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years

Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1996	Senior Partner of Lord Abbett (since 2007), and was formerly Managing Partner (1996–2007) and Chief Investment Officer (1995–2007), joined Lord Abbett in 1972.

Daria L. Foster (1954)	President	Elected in 2006	Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.

Robert P. Fetch (1953)	Executive Vice President	Elected in 1999	Partner and Director, joined Lord Abbett in 1995.

Daniel H. Frascarelli (1954)	Executive Vice President	Elected in 2009	Partner and Director, joined Lord Abbett in 1990.

Robert I. Gerber (1954)	Executive Vice President	Elected in 2005	Partner and Chief Investment Officer (since 2007), joined Lord Abbett in 1997 as Director of Taxable Fixed Income Management.

Gerard S. E. Heffernan, Jr. (1963)	Executive Vice President	Elected in 1999	Partner and Director, joined Lord Abbett in 1998.

Todd D. Jacobson (1966)	Executive Vice President	Elected in 2003	Portfolio Manager, joined Lord Abbett in 2003.

Vincent J. McBride (1964)	Executive Vice President	Elected in 2003	Partner and Director, joined Lord Abbett in 2003.

F. Thomas O’Halloran, III (1955)	Executive Vice President	Elected in 2003	Partner and Director, joined Lord Abbett in 2001.

27

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years

Harold E. Sharon (1960)	Executive Vice President	Elected in 2003	Partner and Director, joined Lord Abbett in 2003.

Christopher J. Towle (1957)	Executive Vice President	Elected in 2005	Partner and Director, joined Lord Abbett in 1987.

Stacy P. Allen (1967)	Vice President	Elected in 2009	Partner and Chief Administrative Officer (since 2009), and was formerly a Client Portfolio Manager (2006–2008) and Director of Institutional Mutual Funds (2003–2006), joined Lord Abbett in 2003.

A. Edward Allinson (1961)	Vice President	Elected in 2011	Portfolio Manager, joined Lord Abbett in 2005.

James W. Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Partner and Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004.

Anthony W. Hipple (1964)	Vice President	Elected in 2006	Portfolio Manager, joined Lord Abbett in 2002.

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

Deepak Khanna (1963)	Vice President	Elected in 2008	Portfolio Manager, rejoined Lord Abbett in 2007 from Jennison Associates LLC (2005–2007). Mr. Khanna’s former experience at Lord Abbett included Senior Research Analyst – other investment strategies (2000–2005).

Thomas B. Maher (1967)	Vice President	Elected in 2008	Partner and Portfolio Manager, joined Lord Abbett in 2003.

Justin C. Maurer (1969)	Vice President	Elected in 2008	Partner and Portfolio Manager, joined Lord Abbett in 2001.

28

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1993	Partner and Director, joined Lord Abbett in 1983.

Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Deputy General Counsel, joined Lord Abbett in 2006 and was formerly an attorney at Morgan, Lewis & Bockius LLP.

Randy M. Reynolds (1972)	Vice President	Elected in 2010	Portfolio Manager, joined Lord Abbett in 1999.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Partner and Senior Deputy General Counsel, joined Lord Abbett in 2007 and was formerly an Executive Vice President and the General Counsel at Cohen & Steers Capital Management, Inc. (1999–2007).

Francis T. Timons (1969)	Vice President	Elected in 2010	Portfolio Manager, joined Lord Abbett in 2007 and was formerly a Research Analyst at Robert W. Baird & Co. (2004 – 2007).

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Compensation Disclosure

The following table summarizes the compensation paid to each of the independent directors/trustees.

The second column of the following table sets forth the compensation accrued by the Trust for independent directors/trustees. The third column sets forth the total compensation paid by all Lord Abbett-sponsored funds to the independent directors/trustees, and amounts payable but deferred at the option of the director/trustee. No director/trustee of the funds associated with Lord Abbett, and no officer of the funds, received any compensation from the funds for acting as a director/trustee or officer.

Name of Director/Trustee	For the Fiscal Year Ended October 31, 2010 Aggregate Compensation Accrued by the Fund[1]	For the Year Ended December 31, 2010 Total Compensation Paid by the Fund and Twelve Other Lord Abbett-Sponsored Funds[2]

E. Thayer Bigelow	$25,705	$254,000
William H.T. Bush[3]	$23,772	$235,000
Robert B. Calhoun, Jr.	$26,266	$259,000
Evelyn E. Guernsey[4]	$0	$0
Julie A. Hill	$23,166	$229,000
Franklin W. Hobbs	$23,400	$231,000
Thomas J. Neff	$23,767	$235,000
James L.L. Tullis	$23,976	$237,000

29

[1]  Independent directors’/trustees’ fees, including attendance fees for board and committee meetings, are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. A portion of the fees payable by each fund to its independent Directors/Trustees may be deferred at the option of a director/trustee under an equity-based plan (the “equity-based plan”) that deems the deferred amounts to be invested in shares of a fund for later distribution to the Directors/Trustees. In addition, $25,000 of each director’s/trustee’s retainer must be deferred and is deemed invested in shares of the fund and other Lord Abbett-sponsored funds under the equity-based plan. Of the amounts shown in the second column, the total deferred amounts for Mr. Bigelow, Mr. Bush, Mr. Calhoun, Ms. Hill, Mr. Hobs, Mr. Neff and Mr. Tullis are $2,537, $4,583, $26,266, $7,447, $23,400, $2,537, and $2,537, respectively.

[2] The third column shows aggregate compensation, including the types of compensation described in the second column, accrued by all Lord Abbett-sponsored funds during the year ended December 31, 2010, including fees Directors/Trustees have chosen to defer.

3  Mr. Bush retired from the Board and the Board of Directors/Trustees of each of the other Lord Abbett-sponsored funds effective December 31, 2010.

4  Ms. Guernsey was appointed to the Board and the Board of Directors/Trustees of each of the other Lord Abbett-sponsored funds effective January 1, 2011 and therefore did not receive any compensation for the periods shown.

The following chart provides certain information about the dollar range of equity securities beneficially owned by each director/trustee in the Trust and other Lord Abbett-sponsored funds as of December 31, 2010. The amounts shown include deferred compensation to the directors/trustees deemed invested in fund shares. The amounts ultimately received by the directors/trustees under the deferred compensation plan will be directly linked to the investment performance of the funds.

Name of Director/Trustee	Dollar Range of Equity Securities in the Funds
	Alpha Strategy Fund	Fundamental Equity Fund	International Core Equity Fund	International Dividend Income Fund

Robert S. Dow	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Daria L. Foster	Over $100,000	Over $100,000	Over $100,000	Over $100,000
E. Thayer Bigelow	$50,001-$100,000	$1-$10,000	$1-$10,000	$1-$10,000
Robert B. Calhoun, Jr.	Over $100,000	Over $100,000	Over $100,000	$1-$10,000
Evelyn E. Guernsey*	None	None	None	None
Julie A. Hill	Over $100,000	$10,001-$50,000	$1-$10,000	$1-$10,000
Franklin W. Hobbs	$10,001-$50,000	$50,001-$100,000	$10,001-$50,000	$1-$10,000
Thomas J. Neff	Over $100,000	$10,001-$50,000	$1-$10,000	$1-$10,000
James L.L. Tullis	$50,001-$100,000	$1-$10,000	$1-$10,000	$1-$10,000

Dollar Range of Equity Securities in the Funds

Name of Director/Trustee	International Opportunities Fund	Large Cap Value Fund	Micro Cap Growth Fund

Robert S. Dow	Over $100,000	Over $100,000	Over $100,000
Daria L. Foster	Over $100,000	$50,001-$100,000	$50,001-$100,000
E. Thayer Bigelow	$1-$10,000	$1-$10,000	$1-$10,000
Robert B. Calhoun, Jr.	$1-$10,000	$1-$10,000	$1-$10,000
Evelyn E. Guernsey*	None	None	None

30

Julie A. Hill	$1-$10,000	$1-$10,000	$1-$10,000
Franklin W. Hobbs	$10,001-$50,000	$1-$10,000	$1-$10,000
Thomas J. Neff	$1-$10,000	$1-$10,000	$1-$10,000
James L.L. Tullis	$1-$10,000	$1-$10,000	$10,001-$50,000

Dollar Range of Equity Securities in the Funds

Name of Director/Trustee	Micro Cap Value Fund	Value Opportunities Fund	Aggregate Dollar Range of Equity Securities in Lord Abbett- Sponsored Funds

Robert S. Dow	Over $100,000	Over $100,000	Over $100,000
Daria L. Foster	$50,001-$100,000	Over $100,000	Over $100,000
E. Thayer Bigelow	$1-$10,000	$1-$10,000	Over $100,000
Robert B. Calhoun, Jr.	$1-$10,000	$1-$10,000	Over $100,000
Evelyn E. Guernsey*	None	None	None
Julie A. Hill	$1-$10,000	$1-$10,000	Over $100,000
Franklin W. Hobbs	$1-$10,000	$10,001-$50,000	Over $100,000
Thomas J. Neff	$1-$10,000	$1-$10,000	Over $100,000
James L.L. Tullis	$1-$10,000	$1-$10,000	Over $100,000
*	Ms. Guernsey was appointed to the Board of Directors/Trustees of each of the other Lord Abbett-sponsored funds effective January 1, 2011 and did not own any Fund shares as of December 31, 2010.

Code of Ethics

The directors, trustees and officers of Lord Abbett-sponsored funds, together with the partners and employees of Lord Abbett, are permitted to purchase and sell securities for their personal investment accounts. In engaging in personal securities transactions, however, such persons are subject to requirements and restrictions contained in the Trust’s Code of Ethics which complies, in substance, with Rule 17j-1 under the Act and each of the recommendations of the Investment Company Institute’s Advisory Group on Personal Investing (the “Advisory Group”). Among other things, the Code of Ethics requires, with limited exceptions, that Lord Abbett partners and employees obtain advance approval before buying or selling securities, submit confirmations and quarterly transaction reports, and obtain approval before becoming a director of any company; and it prohibits such persons from (1) investing in a security seven days before or after any Lord Abbett-sponsored fund or Lord Abbett-managed account considers a trade or trades in such security, (2) transacting in a security that the person covers as an analyst or with respect to which the person has participated in a non-public investor meeting with company management within the six months preceding the requested transaction, (3) profiting on trades of the same security within 60 days, (4) trading on material and non-public information, and (5) engaging in market timing activities with respect to the Lord Abbett-sponsored funds. The Code of Ethics imposes certain similar requirements and restrictions on the independent directors and trustees of each Lord Abbett-sponsored fund to the extent contemplated by the recommendations of the Advisory Group.

Proxy Voting

The Funds have delegated proxy voting responsibilities to the Funds’ investment adviser, Lord Abbett, subject to the Proxy Committee’s general oversight. Lord Abbett has adopted its own proxy voting policies and procedures for this purpose. A copy of Lord Abbett’s proxy voting policies and procedures is attached as Appendix B.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the twelve months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX filing is available on

31

the SEC’s website at www.sec.gov. The Funds also have made this information available, without charge, on Lord Abbett’s website at www.lordabbett.com.

4.

Control Persons and Principal Holders of Securities

Shareholders beneficially owning 25% or more of outstanding shares may be in control and may be able to affect the outcome of certain matters presented for a vote of shareholders. As of February 1, 2011, to the best of our knowledge, the following record holders held 25% or more of a Fund’s outstanding shares:

Edward Jones & Co.	Fundamental Equity Fund	27.56%
Shareholder Accounting	International Core Equity Fund	35.58%
201 Progress Pkwy	International Dividend Income Fund	28.30%
Maryland Heights, MO 63043	Large Cap Value Fund	35.83%

Lord Abbett Alpha Strategy Fund	International Opportunities Fund	47.51%
90 Hudson St.	Micro Cap Growth Fund	81.49%
Jersey City, NJ 07302	Micro Cap Value Fund	65.94%

Lord Abbett Balanced Strategy Fund	International Dividend Income Fund	36.37%
90 Hudson St.
Jersey City, NJ 07302-3900

As of February 1, 2011, to the best of our knowledge, the only persons or entities who owned of record or were known by the Fund to own beneficially 5% or more of the specified class of a Fund’s outstanding shares are listed as follows:

Alpha Strategy Fund

Edward Jones & Co.	Class A	23.79%
Shareholder Accounting	Class B	16.72%
201 Progress Parkway
Maryland Heights, MO 63043

MLPF&S	Class B	8.56%
for the Sole Benefit of its Customers	Class C	25.70%
4800 Deer Lake Drive, E FL 3	Class F	42.39%
Jacksonville, FL 32246	Class R2	92.15%
	Class R3	15.16%

Morgan Stanley Smith Barney	Class B	6.95%
House Account	Class C	7.82%
700 Red Brook Boulevard	Class F	21.64%
Owings Mills, MD 21117-5184

Wells Fargo Advisors LLC	Class B	7.93%
Omnibus Account	Class C	8.40%
2801 Market Street	Class F	15.94%
Saint Louis, MO 63103-2523

32

Raymond James	Class C	12.86%
Omnibus for Mutual Fund House Account	Class F	7.25%
880 Carillon Parkway
St. Petersburg, FL 33716-1100

Morgan Stanley Smith Barney	Class C	5.05%
Attn. Mutual Fund Operations
Harborside Financial Center
Plaza II 3rd Floor
Jersey City, NJ 07311

Hartford Life Separate Account	Class R3	20.39%
P.O. Box 2999
Hartford, CT 06104-2999

State Street Corp TTEE	Class R3	16.84%
FBO ADP Access
1 Lincoln Street
Boston, MA 02111-2901

Bank of America NA	Class I	23.90%
Foursquare Foundation
135 S. La Salle Street, Suite 1811
Chicago, IL 60603-4177

Mac & Co.	Class I	15.76%
PO Box 3198
525 William Penn Pl.
Pittsburgh, PA 15230-3198

Wilmington Trust RISC TTEE	Class I	8.32%
FBO Maxxam Inc Pension Plan
PO Box 52129
Phoenix, AZ 85072-2129

Becu Trust Company	Class I	7.63%
12770 Gateway Drive
MS 1017-1
Tukwila, WA 98168-3309

Lord Abbett 401(k) Retirement Plan	Class I	7.20%
90 Hudson St.
Jersey City, NJ 07302-3900

SEI Private Trust Co	Class I	18.17%
C/O Mellon Bank ID 225
1 Freedom Valley Drive
Oaks, PA 19456-9989

33

Fundamental Equity Fund

Edward Jones & Co.	Class A	46.36%
Shareholder Accounting	Class B	27.93%
201 Progress Pkwy
Maryland Heights, MO 63043

Morgan Stanley Smith Barney	Class B	6.23%
House Account	Class C	10.41%
700 Red Brook Boulevard	Class F	13.97%
Owings Mills, MD 21117-5184

MLPF&S	Class B	8.28%
for the Sole Benefit of its Customers	Class C	27.59%
4800 Deer Lake Dr. E FL 3	Class F	30.58%
Jacksonville, FL 32246	Class R2	53.43%
	Class R3	15.64%

Wells Fargo Advisors LLC	Class B	11.14%
Omnibus Account	Class C	12.20%
2801 Market Street	Class F	17.00%
Saint Louis, MO 63103-2523

Raymond James	Class C	5.57%
Omnibus for Mutual Fund House Account	Class F	9.84%
880 Carillon Parkway
St. Petersburg, FL 33716-1100

Hartford Life Separate Account	Class P	30.68%
P.O. Box 2999	Class R3	35.09%
Hartford, CT 06104-2999

ING	Class P	13.49%
K-Choice
Trustee: Reliance Trust Company
400 Atrium Drive
Somerset, NJ 08873

Emjay Corp Cust	Class P	9.725%
8515 E. Orchard Road	Class R3	39.57%
Greenwood Village, CO 80111

DCGT	Class P	10.24%
711 High St.
Des Moines, IA 50309-2732

DCGT	Class P	8.02%
FBO Principal Financial Group	Class R3	8.04%
711 High St.
Des Moines, IA 50309-2732

34

LPL Financial	Class F	10.04%
Omnibus Customer Account
9785 Towne Centre Dr
San Diego, CA 92121-1968

PIMS/Prudential Retirement	Class R2	21.85%
10500 Seymour Avenue
Franklin Park, IL 60131-1212

ING Life Insurance & Annuity Co	Class R3	8.72%
PO Box 990065
Hartford, CT 06199-0065

State Street Corp TTEE	Class R3	6.45%
FBO ADP Access
1 Lincoln Street
Boston, MA 02111-2901

Lord Abbett Growth & Income Strategy Fund	Class I	31.87%
90 Hudson St.
Jersey City, NJ 07302-3900

Lord Abbett Diversified Equity Strategy Fund	Class I	8.72%
90 Hudson St.
Jersey City, NJ 07302-3900

Lord Abbett Global Allocation Fund	Class I	6.20%
90 Hudson St.
Jersey City, NJ 07302-3900

NFC LLC	Class I	6.63%
State Street Bank Trust Co
440 Mamaroneck Avenue
Harrison, NY 10528-2418

NFS LLC	Class I	13.83%
100 Magellan Way # Kw1c
Covington, KY 41015-1987

International Core Equity Fund

Edward Jones & Co.	Class A	61.53%
Shareholder Accounting	Class B	39.31%
201 Progress Pkwy	Class F	51.52%
Maryland Heights, MO 63043

Daniel E. Carper	Class A	5.07%
PO Box 1026
Eastsound, WA 98245-1026

35

Morgan Stanley Smith Barney	Class B	6.55%
House Account	Class C	12.38%
700 Red Brook Boulevard	Class F	14.63%
Owings Mills, MD 21117-5184

MLPF&S	Class B	7.58%
for the Sole Benefit of its Customers	Class C	16.78%
4800 Deer Lake Dr. E FL 3	Class P	68.19%
Jacksonville, FL 32246	Class F	18.67%
	Class R2	71.16%
	Class R3	8.84%

Wells Fargo Advisors LLC	Class B	5.01%
Omnibus Account	Class C	9.77%
2801 Market Street	Class F	8.14%
Saint Louis, MO 63103-2523

Hartford Life Separate Account	Class P	25.69%
P.O. Box 2999	Class R3	65.00%
Hartford, CT 06104-2999

MG Trust Co.	Class R2	8.05%
Omaha Neon Sign Inc.
700 17th St Ste 300
Denver, CO 80202-3531

Emjay Corp Cust	Class R2	8.94%
8515 E. Orchard Road
Greenwood Village, CO 80111

GCP	Class R2	8.87%
Agent For Reliance Trust
PO Box 79377
Atlanta, GA 30357-7377

Lord Abbett Balanced Strategy Fund	Class I	22.37%
90 Hudson St.
Jersey City, NJ 07302-3900

Lord Abbett Diversified Equity Strategy Fund	Class I	6.45%
90 Hudson St.
Jersey City, NJ 07302-3900

Lord Abbett Growth & Income Strategy Fund	Class I	25.79%
90 Hudson St.
Jersey City, NJ 07302-3900

IHS Inc.	Class I	9.98%
HIS Retirement Income Plan
15 Inverness Was E
Englewood, CO 80112-5710

36

Charles Schwab & Co. Inc.	Class I	18.23%
Special Custody Account For Benefit of Customers
101 Montgomery Street
San Francisco, CA 94104-4151

US Bank 401K International Equity	Class I	10.76%
PO Box 1787
Milwaukee, WI 53201-1787

International Dividend Income Fund

Edward Jones & Co.	Class A	74.34%
Shareholder Accounting	Class C	17.90%
201 Progress Pkwy
Maryland Heights, MO 63043

Christina Seix Dow	Class A	6.78%
c/o Lord, Abbett & Co. LLC
90 Hudson Street
Jersey City, NJ 07302

MLPF&S	Class C	18.65%
for the Sole Benefit of its Customers	Class F	37.90%
4800 Deer Lake Dr. E FL 3
Jacksonville, FL 32246

Wells Fargo Advisors LLC	Class C	14.56%
Omnibus Account	Class F	17.85%
2801 Market Street
Saint Louis, MO 63103-2523

Raymond James	Class C	7.93%
Omnibus for Mutual Fund House Account	Class F	8.26%
880 Carillon Parkway
St. Petersburg, FL 33716-1100

Morgan Stanley Smith Barney	Class C	6.07%
House Account
700 Red Brook Boulevard
Owings Mills, MD 21117-5184

SEI Private Trust Co	Class F	9.99%
C/O Mellon Bank ID 225
1 Freedom Valley Drive
Oaks, PA 19456-9989

Lord, Abbett & Co. LLC	Class R2	99.68%
90 Hudson St.	Class R3	6.32%
Jersey City, NJ 07302

37

MG Trust Co Cust	Class R3	11.34%
FBO Thielen Motors Inc 401K Plan
700 17th St Ste 300
Denver, CO 80202-3531

Frontier Trust CO	Class R3	41.23%
FBO Gorman-Sharpf Funeral Home Inc.
PO Box 10758
Fargo, ND 58106-0758

Lycon Inc 401K Plan	Class R3	15.31%
Ronald J. Massicot
1199 Lake Martin Rd
Breaux Bridge, LA 70517-7411

Lycon Inc 401K Plan	Class R3	15.31%
Connie M. Massicot
1199 Lake Martin Rd
Breaux Bridge, LA 70517-7411

Lord Abbett Balanced Strategy Fund	Class I	64.98%
90 Hudson St.
Jersey City, NJ 07302-3900

Lord Abbett Diversified Income Fund	Class I	5.41%
90 Hudson St.
Jersey City, NJ 07302-3900

Lord Abbett Global Allocation Fund	Class I	17.37%
90 Hudson St.
Jersey City, NJ 07302-3900

Lord Abbett Growth & Income Strategy Fund	Class I	10.93%
90 Hudson St.
Jersey City, NJ 07302-3900

International Opportunities Fund

Edward Jones & Co.	Class A	31.11%
Shareholder Accounting	Class B	10.10%
201 Progress Pkwy	Class C	6.69%
Maryland Heights, MO 63043

MLPF&S	Class C	9.10%
for the Sole Benefit of its Customers	Class F	16.18%
4800 Deer Lake Dr. E FL 3	Class R2	33.94%
Jacksonville, FL 32246

Wells Fargo Advisors LLC	Class C	5.84%
Omnibus Account	Class F	24.10%
2801 Market Street
Saint Louis, MO 63103-2523

38

Capital Bank & Trust Co FBO	Class P	5.33%
Henry Meisenheimer & Gende Inc.
8515 E Orchard Rd # 2T2
Greenwood Village, CO 80111-5002

MG Trust Co	Class P	45.76%
FBO Omaha Neon Sign Inc
700 17th St Ste 300
Denver, CO 80202-3531

MG Trust Co.	Class P	4.88%
FBO Alvarez Technology Group Inc.
700 17th St Ste 300
Denver, CO 80202-3531

Reliance Trust	Class P	5.04%
FBO Aztec Well Servicing Co. 401K Plan
PO Box 79377
Atlanta, GA 30357-7377

Reliance Trust	Class P	5.13%
FBP Hill And Partners, Inc. 401K Plan
PO Box 79377
Atlanta, GA 30357-7377

Capital Bank & Trust Co FBO	Class P	5.85%
TR North American Broadcasting
8515 E Orchard Rd # 2T2
Greenwood Village, CO 80111-5002

Strafe & Co.	Class P	15.52%
FBO Vin & Caren Prothro Foundation
PO Box 160
Westerville, OH 43086-0160

Morgan Stanley Smith Barney	Class F	23.10%
House Account
700 Red Brook Boulevard
Owings Mills, MD 21117-5184

LPL Financial	Class F	17.20%
9785 Towne Centre Dr.
San Diego, CA 92121-1968

Raymond James	Class F	14.72%
Omnibus for Mutual Fund House Account
880 Carillon Parkway
St. Petersburg, FL 33716-1100

MG Trust Co	Class R2	58.06%
Aries Capital
700 17th St Ste 300
Denver, CO 80202-3531

39

MG Trust Co	Class R3	6.78%
Johnson Toal & Battiste
700 17th St Ste 300
Denver, CO 80202-3531

Lord, Abbett & Co. LLC	Class R2	7.99%
90 Hudson St.
Jersey City, NJ 07302

Lord Abbett Alpha Strategy Fund	Class I	74.52%
90 Hudson St.
Jersey City, NJ 07302-3900

Lord Abbett Diversified Equity Strategy Fund	Class I	5.41%
90 Hudson St.
Jersey City, NJ 07302-3900

Lord Abbett Global Allocation Fund	Class I	5.03%
90 Hudson St.
Jersey City, NJ 07302-3900

Lord Abbett Growth & Income Strategy Fund	Class I	12.55%
90 Hudson St.
Jersey City, NJ 07302-3900

Large Cap Value Fund

Edward Jones & Co.	Class A	57.01%
Shareholder Accounting	Class B	24.18%
201 Progress Pkwy
Maryland Heights, MO 63043

The Dow Foundation	Class A	6.08%
c/o Lord, Abbett & Co. LLC
90 Hudson St.
Jersey City, NJ 07302

MLPF&S	Class A	6.89%
for the Sole Benefit of its Customers	Class B	13.50%
4800 Deer Lake Dr. E FL 3	Class C	19.02%
Jacksonville, FL 32246	Class F	76.55%

Wells Fargo	Class B	8.20%
Omnibus Account	Class C	11.02%
2801 Market Street	Class F	19.09
Saint Louis, MO 63103-2523

Morgan Stanley & Co	Class B	14.19%
Harborside Financial Center
Plaza II 3rd Floor
Jersey City, NJ 07311

40

Lord, Abbett & Co. LLC	Class P	99.73%
90 Hudson St.	Class R2	99.74%
Jersey City, NJ 07302	Class R3	7.43%

Benetech Inc.	Class R3	34.32%
401K Plan
4454 Florida National Dr
Lakeland, FL 33813-1515

Liz Claiborne Foundation	Class I	32.04%
One Claiborne Avenue
North Bergen, NJ 07047-6499

Great American Assurance Co.	Class I	16.05%
#1441 F.D. Roosevelt Avenue
San Juan, PR 00920-2717

Seguros Triple-S Inc	Class I	32.92%
#1441 F.D. Roosevelt Avenue
San Juan, PR 00920-2717

Micro Cap Growth Fund

Daniel E. Carper & Margaret A. Carper	Class A	13.92%
PO Box 1026
Eastsound, WA 98245

The Dow Foundation	Class A	24.66%
c/o Lord, Abbett & Co. LLC
90 Hudson St.
Jersey City, NJ 07302

Christina S. Dow	Class A	17.23%
FBO Lindsay J. Dow c/o Lord, Abbett & Co. LLC
90 Hudson St.
Jersey City, NJ 07302

Christina Seix Dow	Class A	30.51%
c/o Lord, Abbett & Co. LLC
90 Hudson St.
Jersey City, NJ 07302

Lord Abbett Alpha Strategy Fund	Class I	94.23%
90 Hudson St.
Jersey City, NJ 07302

Micro Cap Value Fund

Daniel E. Carper & Margaret A. Carper	Class A	19.17%
PO Box 1026
Eastsound, WA 98245

41

Christina S. Dow TR	Class A	7.74%
FBO Lindsay J. Dow c/o Lord, Abbett & Co. LLC
90 Hudson St.
Jersey City, NJ 07302

Christina Seix Dow	Class A	13.58%
c/o Lord, Abbett & Co. LLC
90 Hudson St.
Jersey City, NJ 07302

The Dow Foundation	Class A	11.06%
c/o Lord, Abbett & Co. LLC
90 Hudson St.
Jersey City, NJ 07302

Robert J. Noelke	Class A	5.75%
c/o Lord, Abbett & Co. LLC
90 Hudson St.
Jersey City, NJ 07302

Diane G. Noelke	Class A	16.04%
Robert J. Noelke c/o Lord, Abbett & Co. LLC
90 Hudson St.
Jersey City, NJ 07302

Lord Abbett Alpha Strategy Fund	Class I	91.24%
90 Hudson St.
Jersey City, NJ 07302

Value Opportunities Fund

Edward Jones & Co.	Class A	16.23%
Shareholder Accounting	Class B	26.51%
201 Progress Pkwy
Maryland Heights, MO 63043

MLPF&S	Class B	12.15%
for the Sole Benefit of its Customers	Class C	21.58%
4800 Deer Lake Dr. E FL 3	Class P	20.16%
Jacksonville, FL 32246	Class F	29.59%
	Class R2	59.36%
	Class R3	8.47%

Morgan Stanley Smith Barney	Class A	5.30%
Harborside Financial Center	Class C	5.19%
Plaza II 3rd Floor
Jersey City, NJ 07311

Morgan Stanley Smith Barney	Class C	6.64%
House Account	Class F	5.96%
700 Red Brook Boulevard
Owings Mills, MD 21117-5184

42

Great-West Life & Annuity	Class A	16.30%
C/O Fascore LLC
8515 E Orchard Rd # 2T2
Greenwood Village, CO 80111-5002

Capital Bank & Trust Co	Class P	14.91%
FBO Folcomer Equipment Corp.
8515 E Orchard Rd # 2T2
Greenwood Village, CO 80111-5002

Capital Bank & Trust Co	Class P	7.69%
FBO Elmer W. Davis Inc. 401(k) PSP
8515 E Orchard Rd # 2T2
Greenwood Village, CO 80111-5002

Capital Bank & Trust Co FBO The Lancaster Bingo Co. Inc. 8515 E. Orchard Road Greenwood Village, CO 80111	Class P	31.56%

Wells Fargo	Class B	13.53%
Omnibus Account	Class C	17.66%
2801 Market Street	Class F	25.33%
Saint Louis, MO 63103-2523

Raymond James	Class C	9.88%
Omnibus for Mutual Fund House Account	Class F	8.92%
880 Carillon Parkway
St. Petersburg, FL 33716-1100

LPL Financial	Class F	14.98%
9785 Towne Centre Dr
San Diego, CA 92121-1968

Orchard Trust Co	Class R2	30.65%
8515 E Orchard Rd # 2T2
Greenwood Village, CO 80111-5002

Hartford Life Separate Account	Class R3	25.90%
P.O. Box 2999
Hartford, CT 06104-2999

Capital Bank & Trust Co	Class R3	5.57%
TR F West Side Foods Savs & Protection 4
8515 E Orchard Rd # 2T2
Greenwood Village, CO 80111-5002

Lord Abbett Alpha Strategy Fund	Class I	41.22%
90 Hudson St.
Jersey City, NJ 07302-3900

Lord Abbett Diversified Equity Strategy Fund	Class I	7.46%
90 Hudson St.
Jersey City, NJ 07302-3900

43

Lord Abbett Growth & Income Strategy Fund	Class I	13.78%
90 Hudson St.
Jersey City, NJ 07302-3900

Fulvest & Co	Class I	5.81%
PO Box 3215
Lancaster, PA 17604-3215

As of February 1, 2011, the Funds’ officers and Trustees, as a group, owned less than 1% of each class of the Funds’ outstanding shares, except for those Funds’ share classes stated below.

As of February 1, 2011, the Funds’ officers and Trustees, as a group, owned approximately: 7.76% of the Alpha Strategy Fund’s Class A shares and approximately 7.60% of the Class I shares; 1.46% of the Fundamental Equity Fund’s Class A shares; 2.04% of the International Core Equity Fund’s Class A shares; 9.85% of the International Dividend Income Fund’s Class A shares; 2.27% of the International Opportunities Fund’s Class A shares; 6.08% of the Large Cap Value Fund’s Class A shares and 1.44% of the Class I shares; 73.65% of the Micro Cap Growth Fund’s Class A shares; and 38.92% of the Micro Cap Value Fund’s Class A shares.

5.

Investment Advisory and Other Services

Investment Adviser

As described under “Management and Organization of the Fund” in the prospectus, Lord Abbett is the Trust’s investment adviser. Lord Abbett is a privately held investment manager. The address of Lord Abbett is 90 Hudson Street, Jersey City, NJ 07302-3973.

Under the Management Agreement between Lord Abbett and the Trust, Lord Abbett is entitled to an annual management fee based on each Fund’s average daily net assets. The management fee is allocated to each class of shares based upon the relative proportion of each Fund’s net assets represented by each class. The management fee is accrued daily and payable monthly at the following annual rates:

—     For the Alpha Strategy Fund:

0.10% of average daily net assets

—    For the Fundamental Equity Fund:

0.75% on the first $200 million of average daily net assets;

0.65% on the next $300 million of average daily net assets; and

0.50% on the Fund’s average daily net assets over $500 million

—    For the International Core Equity Fund:

0.75% on the first $1 billion of average daily net assets;

0.70% on the next $1 billion of average daily net assets; and

0.65% on the Fund’s average daily net assets over $2 billion

—     For the International Dividend Income Fund:

0.75% on the first $1 billion of average daily net assets;

0.70% on the next $1 billion of average daily net assets; and

0.65% on the Fund’s average daily net assets over $2 billion

—     For the International Opportunities Fund:

0.75% on the first $ 1 billion of average daily net assets;

0.70% on the next $1 billion of average daily net assets; and

44

0.65% on the Fund’s average daily net assets over $2 billion

—     For the Large Cap Value Fund:

0.40% on the first $2 billion of average daily net assets;

0.375% on the next $3 billion of average daily net assets; and

0.35% on the Fund’s average daily net assets over $5 billion

—     For the Micro Cap Growth Fund:

1.50% of average daily net assets

—     For the Micro Cap Value Fund:

1.50% of average daily net assets

—     For the Value Opportunities Fund:

0.75% on the first $1 billion of average daily net assets;

0.70% on the next $1 billion of average daily net assets; and

0.65% on the Fund’s average daily net assets over $2 billion

The management fees payable to Lord Abbett for the last three fiscal years ended October 31st were as follows:

Fund	2010	2009	2008
Alpha Strategy Fund*	$684,885	$439,859	$555,527
Fundamental Equity Fund	$15,202,262	$12,106,435	$15,946,971
International Core Equity Fund	$6,803,706	$5,871,258	$10,234,986
International Dividend Income Fund	$2,724,498	$1,164,829	$304,558**
International Opportunities Fund	$2,415,758	$1,737,321	$2,596,887
Large Cap Value Fund	$195,259	$180,432	$218,071
Micro Cap Growth Fund	$1,266,790	$849,388	$992,715
Micro Cap Value Fund	$1,516,551	$1,023,561	$1,273,933
Value Opportunities Fund	$6,524,090	$2,643,378	$2,297,587

*For the fiscal years ended October 31, 2010, 2009, and 2008, Lord Abbett contractually agreed to waive its management fee.

**For the period 6/23/08 (commencement of operations) through 10/31/08.

For the period from March 1, 2011 through February 29, 2012, Lord Abbett has contractually agreed to waive 0.05% of its management fee for Alpha Strategy Fund. This agreement may be terminated only upon the approval of the Fund’s Board of Trustees.

For the period from March 1, 2011 through February 29, 2012, Lord Abbett has contractually agreed to waive all or a portion of its management fee for International Core Equity Fund and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 0.77%. This agreement may be terminated only upon the approval of the Fund’s Board of Trustees.

For the period from March 1, 2011 through February 29, 2012, Lord Abbett has contractually agreed to waive all or a portion of its management fee for International Dividend Income Fund and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 0.77%. This agreement may be terminated only upon the approval of the Fund’s Board of Trustees.

For the period from March 1, 2011 through February 29, 2012, Lord Abbett has contractually agreed to waive all or a portion of its management fee for International Opportunities Fund and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 1.35%. This agreement may be terminated only upon the approval of the Fund’s Board of Trustees.

45

For the period from March 1, 2011 through February 29, 2012, Lord Abbett has contractually agreed to waive all or a portion of its management fee for Micro Cap Growth Fund and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 1.85%. This agreement may be terminated only upon the approval of the Fund’s Board of Trustees.

For the period from March 1, 2011 through February 29, 2012, Lord Abbett has contractually agreed to waive all or a portion of its management fee for Micro Cap Value Fund and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 1.85%. This agreement may be terminated only upon the approval of the Fund’s Board of Trustees.

Each Fund pays all expenses attributable to its operations not expressly assumed by Lord Abbett, including, without limitation, 12b-1 expenses, independent directors’/trustees’ fees and expenses, association membership dues, legal and auditing fees, taxes, transfer and dividend disbursing agent fees, shareholder servicing costs, expenses relating to shareholder meetings, expenses of registering its shares under federal and state securities laws, expenses of preparing, printing and mailing prospectuses and shareholder reports to existing shareholders, insurance premiums, and other expenses connected with executing portfolio transactions.

Administrative Services

Pursuant to an Administrative Services Agreement with the Funds, Lord Abbett provides certain administrative services not involving the provision of investment advice to each Fund. Under the Agreement, each Fund pays Lord Abbett a monthly fee, based on average daily net assets for each month, at an annual rate of 0.04%, with the exception of Alpha Strategy Fund, which does not pay such fee. The administrative services fee is allocated to each class of shares based upon the relative proportion of each Fund’s net assets represented by that class.

The administrative services fees paid to Lord Abbett by the Funds for the last three fiscal years ended October 31st were as follows:

Fund	2010	2009	2008
Alpha Strategy Fund*	—	—	—
Fundamental Equity Fund	$1,140,181	$892,515	$1,199,758
International Core Equity Fund	$362,864	$313,134	$556,677
International Dividend Income Fund	$145,307	$62,124	$16,243
International Opportunities Fund	$128,840	$92,657	$138,501
Large Cap Value Fund	$19,526	$18,043	$21,807
Micro Cap Growth Fund	$33,781	$22,650	$26,472
Micro Cap Value Fund	$40,442	$27,295	$33,972
Value Opportunities Fund	$348,200	$140,980	$122,538

* The Fund is not charged an administrative services fee.

Portfolio Managers

As stated in the prospectus, each Fund (other than the Alpha Strategy Fund) is managed by an experienced portfolio manager or a team of portfolio managers responsible for investment decisions together with a team of research analysts who provide company, industry, sector and macroeconomic research and analysis.

The Lord Abbett Asset Allocation Committee oversees and reviews the investment and allocation of the Alpha Strategy Fund’s assets in the underlying funds. The Asset Allocation Committee members are jointly and primarily responsible for the day-to-day management of the Alpha Strategy Fund. The Asset Allocation Committee consists of the following members: Robert S. Dow, Robert I. Gerber, Stacy P. Allen, Robert P. Fetch, Harold E. Sharon, and Christopher J. Towle.

Robert P. Fetch heads the Fundamental Equity Fund team. Assisting Mr. Fetch is Deepak Khanna. Messrs. Fetch and Khanna are jointly and primarily responsible for the day-to-day management of the Fund.

46

Harold E. Sharon and Vincent J. McBride head the International Core Equity Fund team and are jointly and primarily responsible for the day-to-day management of the Fund.

Vincent J. McBride and Harold E. Sharon head the International Dividend Income Fund team and are jointly and primarily responsible for the day-to-day management of the Fund.

Todd D. Jacobson heads the International Opportunities Fund team. Assisting Mr. Jacobson is A. Edward Allinson. Messrs. Jacobson and Allinson are jointly and primarily responsible for the day-to-day management of the Fund.

Daniel H. Frascarelli heads the Large Cap Value Fund team and is primarily responsible for the day-to-day management of the Fund.

F. Thomas O’Halloran heads the Micro Cap Growth Fund team. Assisting Mr. O’Halloran is Anthony W. Hipple. Messrs. O’Halloran and Hipple are jointly and primarily responsible for the day-to-day management of the Fund.

Gerard S.E. Heffernan, Jr. heads the Micro Cap Value Fund’s team and is primarily responsible for the day-to-day management of the Fund.

Thomas B. Maher and Justin C. Maurer are jointly and primarily responsible for the day-to-day management of the Value Opportunities Fund.

The following table indicates for each Fund as of October 31, 2010 (or another date, if indicated): (1) the number of other accounts managed by each portfolio manager who is jointly and/or primarily responsible for the day-to-day management of that Fund within certain categories of investment vehicles; and (2) the total net assets in such accounts managed within each category. For each of the categories a footnote to the table also provides the number of accounts and the total net assets in the accounts with respect to which the management fee is based on the performance of the account. Included in the Registered Investment Companies category are those U.S. registered funds managed or sub-advised by Lord Abbett, including funds underlying variable annuity contracts and variable life insurance policies offered through insurance companies. The Other Pooled Investment Vehicles category includes collective investment funds, offshore funds and similar non-registered investment vehicles. Lord Abbett does not manage any hedge funds. The Other Accounts category encompasses retirement and benefit plans (including both defined contribution and defined benefit plans) sponsored by various corporations and other entities, individually managed institutional accounts of various corporations, other entities and individuals, and separately managed accounts in so-called wrap fee programs sponsored by financial intermediaries unaffiliated with Lord Abbett. (The data shown below are approximate.)

47

Other Accounts Managed/Total Net Assets (in millions)
Fund	Name	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Alpha Strategy Fund	Robert S. Dow	5 / $2,449	0 / $0.0	0 / $0.0
	Robert I. Gerber	0 / $0	0 / $0.0	0 / $0.0
	Stacy P. Allen	5 / $2,449	0 / $0.0	0 / $0.0
	Robert P. Fetch	14 / $9,846	2 / $298	152 / $800[1]
	Harold E. Sharon	9 / $3,994	1 / $48	1,408 / $985[2]
	Christopher J. Towle	13 / $16,148	1 / $196	2,910 / $2,072

Fundamental Equity Fund	Robert P. Fetch[3]	14 / $7,516	2 / $298	152 / $800[1]
	Deepak Khanna[3]	3 / $980	2 / $298	144 / $716[1]

International Core Equity Fund	Harold E. Sharon[4]	9 / $3,828	1 / $48	2 / $985
	Vincent J. McBride[4]	3 / $561	1 / $48	1,408 / $985[2]

International Dividend Income Fund	Vincent J. McBride[4]	3 / $1,091	1 / $48	1,408 / $985[2]
	Harold E. Sharon[4]	9 / $4,358	1 / $48	1,408 / $985[2]

International Opportunities Fund	Todd D. Jacobson	1 / $50	1 / $48	1 / $104
	A. Edward Allinson	0 / $0.0	0 / $0.0	0 / $0.0

Large Cap Value Fund	Daniel H. Frascarelli	10 / $11,509	1 / $89	1 / $108

Micro Cap Growth Fund	Thomas O’Halloran	5 / $1,547	0 / $0.0	9 / $264
	Anthony Hipple	2 / $46	0 / $0.0	2 / $132

48

Micro Cap Value Fund	Gerard S.E. Heffernan[5]	1 / $3,587	3 / $30	35/ $2,180[7]

Value Opportunities Fund	Thomas B. Maher[6]	1 / $0.193	0 / $0.0	225 / $548
	Justin C. Maurer[6]	1 / $0.193	0 / $0.0	225 / $548

1Does not include $29.0 million for which Lord Abbett provides investment models to managed account sponsors.

2Does not include $23 million for which Lord Abbett provides investment models to managed account sponsors.

3 Included in the number of accounts and total assets is 1 account with respect to which the management fee is based on the performance of the account; such account totals approximately $315 million in assets.

4Included in the number of accounts and total assets is 1 account with respect to which the management fee is based on the performance of the account; such account totals approximately $232 million in assets.

5Included in the number of accounts and total assets is 1 account to which the management fee is based on the performance of the account. Such account total approximately $8.8 million.

6Included in the number of accounts and total assets is 1 account with respect to which the management fee is based on the performance of the account; such account totals approximately $110 million in assets.

7Does not include $166 million for which Lord Abbett provides investment models to managed account sponsors.

Conflicts of Interest

Conflicts of interest may arise in connection with the portfolio managers’ management of the investments of the Funds and the investments of the other accounts included in the table above. Such conflicts may arise with respect to the allocation of investment opportunities among the Funds and other accounts with similar investment objectives and policies. A portfolio manager potentially could use information concerning a Fund’s transactions to the advantage of other accounts and to the detriment of that Fund. To address these potential conflicts of interest, Lord Abbett has adopted and implemented a number of policies and procedures. Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution Procedures. The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett. In addition, Lord Abbett’s Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interests of Lord Abbett’s clients including the Funds. Moreover, Lord Abbett’s Insider Trading and Receipt of Material Non-Public Information Policy and Procedure sets forth procedures for personnel to follow when they have inside information. Lord Abbett is not affiliated with a full service broker-dealer and therefore does not execute any portfolio transactions through such an entity, a structure that could give rise to additional conflicts. Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds. Lord Abbett does not believe that any material conflicts of interest exist in connection with the portfolio managers’ management of the investments of the Funds and the investments of the other accounts referenced in the table above.

Compensation of Portfolio Managers

When used in this section, the term “fund” refers to each Fund, as well as any other registered investment companies, pooled investment vehicles and accounts managed by a portfolio manager. Each portfolio manager receives compensation from Lord Abbett consisting of salary, bonus and profit sharing plan contributions. The level of base compensation takes into account the portfolio manager’s experience, reputation and competitive market rates.

Fiscal year-end bonuses, which can be a substantial percentage of overall compensation, are determined after an evaluation of various factors. These factors include the portfolio manager’s investment results and style consistency, the dispersion among funds with similar objectives, the risk taken to achieve the fund returns and similar factors. In considering the portfolio manager’s investment results, Lord Abbett’s senior management may evaluate the Fund’s performance against one or more benchmarks from among the Fund’s primary benchmark and any supplemental benchmarks as disclosed in the prospectus, indexes disclosed as performance benchmarks by the portfolio manager’s other accounts, and other indexes within the one or more of the Fund’s peer groups maintained by rating agencies, as well as the Fund’s peer group. In particular, investment results are evaluated based on an assessment of the portfolio manager’s three- and five-year investment returns on a pre-tax basis versus both the benchmark and the peer groups. Finally, there is a component of the bonus that

49

reflects leadership and management of the investment team. The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors. No part of the bonus payment is based on the portfolio manager’s assets under management, the revenues generated by those assets, or the profitability of the portfolio manager’s team. Lord Abbett does not manage hedge funds. In addition, Lord Abbett may designate a bonus payment of a manager for participation in the firm’s senior incentive compensation plan, which provides for a deferred payout over a five-year period. The plan’s earnings are based on the overall asset growth of the firm as a whole. Lord Abbett believes this incentive focuses portfolio managers on the impact their fund’s performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees. Contributions to a portfolio manager’s profit-sharing account are based on a percentage of the portfolio manager’s total base and bonus paid during the fiscal year, subject to a specified maximum amount. The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

Holdings of Portfolio Managers

The following table indicates for each Fund the dollar range of shares beneficially owned by each portfolio manager who is jointly and/or primarily responsible for the day-to-day management of that Fund, as of October 31, 2010 (or another date, if indicated). This table includes the value of shares beneficially owned by such portfolio managers through 401(k) plans and certain other plans or accounts, if any.

Dollar Range of Shares in the Fund
Fund	Name	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Alpha Strategy Fund	Robert S. Dow							X
	Robert P. Fetch					X
	Robert I. Gerber			X
	Stacy P. Allen			X
	Harold E. Sharon		X
	Christopher J. Towle				X

Fundamental Equity Fund	Robert P. Fetch							X
	Deepak Khanna			X

International Core Equity Fund	Harold E. Sharon					X
	Vincent J. McBride					X

International Dividend Income Fund	Vincent J. McBride					X
	Harold E. Sharon					X

International Opportunities Fund	Todd D. Jacobson				X
	A. Edward Allinson					X

Large Cap Value Fund	Daniel H. Frascarelli			X

50

Micro Cap Growth Fund	F. Thomas O’Halloran	X
	Anthony Hipple	X

Micro Cap Value Fund	Gerard S.E. Heffernan		X

Value Opportunities Fund	Thomas B. Maher	X
	Justin C. Maurer	X

Principal Underwriter

Lord Abbett Distributor, a New York limited liability company and a subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, NJ 07302-3973, serves as the principal underwriter for each Fund.

Custodian and Accounting Agent

State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111-2900, is each Fund’s custodian. The custodian pays for and collects proceeds of securities bought and sold by the Funds and attends to the collection of principal and income. The custodian may appoint domestic and foreign subcustodians from time to time to hold certain securities purchased by a Fund in foreign countries and to hold cash and currencies for each Fund. In accordance with the requirements of Rule 17f-5 under the Act, the Board has approved arrangements permitting each Fund’s foreign assets not held by the custodian or its foreign branches to be held by certain qualified foreign banks and depositories. In addition, State Street Bank and Trust Company performs certain accounting and recordkeeping functions relating to portfolio transactions and calculates each Fund’s NAV.

Transfer Agent

DST Systems, Inc. 210 West 10th St., Kansas City, MO 64105, serves as the transfer agent and dividend disbursing agent pursuant to a Transfer Agency Agreement for the Funds.

Independent Registered Public Accounting Firm

Deloitte & Touche LLP, Two World Financial Center, New York, NY 10281, is the independent registered public accounting firm of the Funds and must be approved at least annually by the Funds’ Board to continue in such capacity. Deloitte & Touche LLP performs audit services for the Funds, including the examination of financial statements included in the Funds’ annual reports to shareholders.

6.

Brokerage Allocations and Other Practices

Portfolio Transactions and Brokerage Allocations

Investment and Brokerage Discretion. Each Fund’s Management Agreement authorizes Lord Abbett to place orders for the purchase and sale of portfolio securities. In doing so, Lord Abbett seeks to obtain “best execution” on all portfolio transactions. This means that Lord Abbett seeks to have purchases and sales of portfolio securities executed at the most favorable prices, considering all costs of the transaction, including brokerage commissions, and taking into account the full range and quality of the broker-dealers’ services. To the extent consistent with obtaining best execution, each Fund may pay a higher commission than some broker-dealers might charge on the same transaction. Lord Abbett is not obligated to obtain the lowest commission rate available for a portfolio transaction exclusive of price, service and qualitative considerations.

Selection of Brokers and Dealers. The policy on best execution governs the selection of broker-dealers and selection of the market and/or trading venue in which to execute the transaction. Normally, traders who are

51

employees of Lord Abbett make the selection of broker-dealers. These traders are responsible for seeking best execution. They also conduct trading for the accounts of other Lord Abbett investment management clients, including investment companies, institutions and individuals. To the extent permitted by law, each Fund, if Lord Abbett considers it advantageous, may make a purchase from or sale to another Lord Abbett-sponsored fund or client without the intervention of any broker-dealer.

Fixed Income Securities. To the extent the Funds purchase or sell fixed-income securities, the Funds generally will deal directly with the issuer or through a primary market-maker acting as principal on a net basis. When dealing with a broker-dealer serving as a primary market-maker, the Funds pay no brokerage commission but the price, which reflects the spread between the bid and ask prices of the security, usually includes undisclosed compensation and may involve the designation of selling concessions. The Funds also may purchase fixed-income securities from underwriters at prices that include underwriting fees.

Equity Securities. Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the U.S., these commissions are negotiated. Traditionally, commission rates have not been negotiated on stock markets outside the U.S. While an increasing number of overseas stock markets have adopted a system of negotiated rates or ranges of rates, however, a small number of markets continue to be subject to a non-negotiable schedule of minimum commission rates. To the extent the Funds invest in equity securities, they ordinarily will purchase such securities in their primary trading markets, whether such securities are traded OTC or listed on a stock exchange, and purchase listed securities in the OTC market if such market is deemed the primary market. The Funds may purchase newly issued securities from underwriters, and the price of such transaction usually will include a concession paid to the underwriter by the issuer. When purchasing from dealers serving as market makers, the purchase price paid by the Funds may include the spread between the bid and ask prices of the security.

Evaluating the Reasonableness of Brokerage Commissions Paid. The Funds pay a commission rate that Lord Abbett believes is appropriate under the circumstances. While Lord Abbett seeks to pay competitive commission rates, the Funds will not necessarily be paying the lowest possible commissions on particular trades if Lord Abbett believes that the Funds have obtained best execution and the commission rates paid by the Funds are reasonable in relation to the value of the services received. Such services include, but are not limited to, showing the Funds trading opportunities, a willingness and ability to take principal positions in securities, knowledge of a particular security or market-proven ability to handle a particular type of trade, providing and/or facilitating Lord Abbett’s use of proprietary and third party research, confidential treatment, promptness and reliability. Lord Abbett may view the value of these services in terms of either a particular transaction or multiple transactions on behalf of one or more accounts that it manages.

On a continuing basis, Lord Abbett seeks to determine what levels of commission rates are reasonable in the marketplace for transactions executed on behalf of the Funds and its other clients. In evaluating the reasonableness of commission rates, Lord Abbett may consider any or all of the following: (a) rates quoted by broker-dealers; (b) the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved; (c) the complexity of a particular transaction in terms of both execution and settlement; (d) the level and type of business done with a particular firm over a period of time; (e) the extent to which the broker-dealer has capital at risk in the transaction; (f) historical commission rates; (g) the value of any research products and services that may be made available to Lord Abbett based on its placement of transactions with the broker-dealer; and (h) rates paid by other institutional investors based on available public information.

Policies on Broker-Dealer Brokerage and Research Services and Soft Dollars. Lord Abbett may select broker-dealers that furnish Lord Abbett with proprietary and third party brokerage and research services in connection with commissions paid on transactions it places for client accounts to the extent that Lord Abbett believes that the commissions paid are reasonable in relation to the value of the services received. “Commissions,” as defined through applicable guidance issued by the Securities and Exchange Commission, include fees paid to brokers for trades conducted on an agency basis, and certain mark-ups, markdowns, commission equivalents and other fees received by dealers in riskless principal transactions. The brokerage and research services Lord Abbett receives are within the eligibility requirements of Section 28(e) of the Securities Exchange Act of 1934 (“Section 28(e)”) and, in particular, provide Lord Abbett with lawful and appropriate

52

assistance in the provision of investment advice to client accounts. Brokerage and research services (collectively referred to herein as “Research Services”) include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental to securities transactions (such as clearance, settlement, and custody).

Lord Abbett generally allocates securities purchased or sold in a batched transaction among participating client accounts in proportion to the size of the order placed for each account (i.e., pro-rata). In certain strategies, however, a pro rata allocation of the securities or proceeds may not be possible or desirable. In these cases, Lord Abbett will decide how to allocate the securities or proceeds according to each account’s particular circumstances and needs and in a manner that Lord Abbett believes is fair and equitable to clients over time in light of factors relevant to managing an account. Relevant factors may include, without limitation, client guidelines, an account’s ability to purchase a tradable lot size, cash available for investment, the risk exposure or the risk associated with the particular security, the type of investment, the size of the account, and other holdings in the account. Accordingly, Lord Abbett may increase or decrease the amount of securities allocated to one or more accounts if necessary, under certain circumstances, including (i) to avoid holding odd-lots or small numbers of shares in a client account; (ii) to facilitate the rebalancing of a client account; or (iii) to maintain certain investment guidelines or fixed income portfolio characteristics. Lord Abbett also may deviate from a pro-rata allocation approach when making initial investments for newly established accounts for the purpose of seeking to fully invest such accounts as promptly as possible. In addition, if Lord Abbett is unable to execute fully a batched transaction and determines that it would be impractical to allocate a small number of securities on a pro-rata basis among the participating accounts, Lord Abbett allocates the securities in a manner it determines to be fair to all accounts over time. Thus, in some cases it is possible that the application of the factors described herein may result in allocations in which certain client accounts participating in a batched transaction may receive an allocation when other accounts do not. Non-proportional allocations may occur frequently in the fixed income portfolio management area, in many instances because multiple appropriate or substantially similar investments are available in fixed income strategies, as well as due to other reasons. But non-proportional allocations could also occur in other investment strategies.
At times, Lord Abbett is not able to batch purchases and sales for all accounts or products it is managing, such as when an individually-managed account client directs it to use a particular broker for a trade (sometimes referred to herein as “directed accounts”) or when a client restricts Lord Abbett from selecting certain brokers to execute trades for such account (sometimes referred to herein as “restricted accounts”). When it does not batch purchases and sales among products, Lord Abbett usually uses a rotation process for placing equity transactions on behalf of the different groups of accounts or products with respect to which equity transactions are communicated to the trading desk at or about the same time.

When transactions for all products using a particular investment strategy are communicated to the trading desk at or about the same time, Lord Abbett generally will place trades first for transactions on behalf of the Lord Abbett funds and non-directed, unrestricted individually managed institutional accounts; second for restricted accounts; third managed account (“MA”), dual contract managed account (“Dual Contract”), and certain model portfolio managed account (“Model-Based”) programs (collectively, MA, Dual Contract, Model-Based and similarly named programs are referred to herein as a “Program” or “Programs”) by Program; and finally for directed accounts. However, Lord Abbett may determine in its sole discretion to place transactions for one group of accounts (e.g., directed accounts, restricted accounts or MA Programs, Dual Contract Programs or Model Based Programs) before or after the remaining accounts based on a variety of factors, including size of overall trade, the broker-dealer’s commitment of capital, liquidity or other conditions of the market, or confidentiality. Most often, however, transactions are communicated to the trading desk first for the Lord Abbett funds and institutional accounts and then for relevant Programs. In those instances, Lord Abbett normally will place transactions first, for the Lord Abbett funds and non-directed, unrestricted institutional accounts, next for restricted accounts, third for MA Programs, Dual Contract Programs and certain Model-Based Programs by Program and then for directed accounts.

53

If Lord Abbett has received trade instructions from multiple institutional clients, Lord Abbett will rotate the order in which it places equity transactions among the accounts or groups of accounts. Lord Abbett normally will use a rotation methodology designed to treat similarly situated groups of accounts equitably over time. In instances in which the same equity securities are used in more than one investment strategy, Lord Abbett normally will place transactions and, if applicable, use its rotation policies, first on behalf of the strategy that it views as the primary strategy. For example, Lord Abbett typically will place transactions/use its rotation for large capitalization equity accounts before those for balanced strategy accounts that use large capitalization securities.

In some cases, Lord Abbett’s batching, allocation and rotation procedures may have an adverse effect on the size of the position purchased or sold by a particular account or the price paid or received by certain accounts. From time to time, these policies may adversely affect the performance of accounts subject to the rotation process. Lord Abbett’s trading practices are intended to avoid systematically favoring one product or group of accounts over another and to provide fair and equitable treatment over time for all products and clients.

Lord Abbett has entered into Client Commission Arrangements with a number of broker-dealers that are involved from time to time in executing, clearing or settling securities transactions on behalf of clients (“Executing Brokers”). Such Client Commission Arrangements provide for the Executing Brokers to pay a portion of the commissions paid by eligible client accounts for securities transactions to providers of Research Services (“Research Providers”). Such Research Providers shall produce and/or provide Research Services for the benefit of Lord Abbett. If a Research Provider plays no role in executing client securities transactions, any Research Services prepared by such Research Provider may constitute third party research. Research Services that are proprietary to the Executing Broker or are otherwise produced by the Executing Broker or its affiliates are referred to herein as proprietary Research Services. Lord Abbett may initiate a significant percentage, including perhaps all, of a client’s equity transactions with Executing Brokers pursuant to Client Commission Arrangements.

Executing Brokers may provide Research Services to Lord Abbett in written form or through direct contact with individuals, including telephone contacts and meetings with securities analysts and/or management representatives from portfolio companies, and may include information as to particular companies and securities as well as market, economic, or other information that assists in the evaluation of investments. Examples of Research Services that Executing Brokers may provide to Lord Abbett include research reports and other information on the economy, industries, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. Broker-dealers typically make proprietary research available to investment managers on the basis of their placement of transactions with the broker-dealer. Some broker-dealers will not sell their proprietary research to investment managers on a “hard dollar” (or “unbundled”) basis. Executing Brokers may provide Lord Abbett with proprietary Research Services, at least some of which are useful to Lord Abbett in its overall responsibilities with respect to client accounts Lord Abbett manages. In addition, Lord Abbett may purchase third party research with its own resources.

Lord Abbett believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to its clients. Receipt of independent investment research allows Lord Abbett to supplement its own internal research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Lord Abbett considers all outside research material and information received in the context of its own internal analysis before incorporating such content into its investment process. As a practical matter, Lord Abbett considers independent investment research services to be supplemental to its own research efforts. The receipt of Research Services from broker-dealers therefore does not tend to reduce the need for Lord Abbett to maintain its own research personnel. Any investment advisory or other fees paid by clients to Lord Abbett are not reduced as a result of Lord Abbett’s receipt of Research Services. It is unlikely that Lord Abbett would attempt to generate all of the information presently provided by broker-dealers and third party Research Services in part because Lord Abbett values the receipt of an independent, supplemental viewpoint. Also, the expenses of Lord Abbett would be increased substantially if it attempted to generate such additional information through its own staff or if it paid for these products or services itself. To the extent that Research Services of value are provided by or through such broker-dealers,

54

Lord Abbett will not have to pay for such services itself. These circumstances give rise to potential conflicts of interest which Lord Abbett manages by following internal procedures designed to ensure that the value, type and quality of any products or services it receives from broker-dealers are permissible under Section 28(e), and the regulatory interpretations thereof.

Lord Abbett does not attempt to allocate to any particular client account the relative costs or benefits of brokerage and research services received from a broker-dealer. Rather, Lord Abbett believes that any brokerage and research services received from a broker-dealer are, in the aggregate, of assistance to Lord Abbett in fulfilling its overall responsibilities to its clients. Accordingly, research services received for a particular client’s brokerage commissions may be useful to Lord Abbett in the management of that client’s account, but also may be useful in Lord Abbett’s management of other clients’ accounts; similarly, the research received for the commissions of other client accounts may be useful in Lord Abbett’s management of that client account. Thus, Lord Abbett may use brokerage and research services received from broker-dealers in servicing any or all of its accounts, and not all of such services will necessarily be used by Lord Abbett in connection with its management of every client account. Such products and services may disproportionately benefit certain clients relative to others based on the amount of brokerage commissions paid by the client account. For example, Lord Abbett may use Research Services obtained through soft dollar arrangements, including Client Commission Arrangements, in its management of certain directed accounts and Program accounts and accounts of clients who may have restricted Lord Abbett’s use of soft dollars regardless of the fact that brokerage commissions paid by such accounts are not used to obtain Research Services.

In some cases, Lord Abbett may receive a product or service from a broker-dealer that has both a “research” and a “non-research” use. When this occurs, Lord Abbett makes a good faith allocation between the research and non-research uses of the product or service. The percentage of the product or service Lord Abbett uses for research purposes may be paid for with client commissions, while Lord Abbett will use its own funds to pay for the percentage of the product or service that it uses for non-research purposes. In making this good faith allocation, Lord Abbett faces a potential conflict of interest, but Lord Abbett believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such products or services to their research and non-research uses.

Lord Abbett periodically assesses the contributions of the equity brokerage and Research Services provided by broker-dealers and creates a ranking of broker-dealers reflecting these assessments. Investment managers and research analysts each evaluate the proprietary Research Services they receive from broker-dealers and make judgments as to the value and quality of such services. These assessments may affect the extent to which Lord Abbett trades with a broker-dealer, although the actual amount of transactions placed with a particular broker-dealer may not directly reflect its ranking in the voting process. Assuming identical execution quality, however, there should be a correlation between the level of trading activity with a broker-dealer and the ranking of that broker-dealer’s brokerage and proprietary Research Services. All portfolio transactions placed with such broker-dealers will be effected in accordance with Lord Abbett’s obligation to seek best execution for its client accounts. Lord Abbett periodically monitors the allocation of equity trading among broker-dealers.

From time to time, Lord Abbett prepares a list of Research Providers that it considers to provide valuable Research Services (“Research Firms”) as determined by Lord Abbett’s investment staff (“Research Evaluation”). Lord Abbett uses the Research Evaluation as a guide for allocating payments for Research Services to Research Firms, including Executing Brokers that may provide proprietary Research Services to Lord Abbett. Lord Abbett may make payments for proprietary Research Services provided by an Executing Broker through the use of commissions paid on trades executed by such Executing Broker pursuant to a Client Commission Arrangement (“Research Commissions”). Lord Abbett also uses the Research Evaluation as a guide for allocating Research Commissions and cash payments from its own resources to Research Firms that are not Executing Brokers. From time to time, Lord Abbett may allocate Research Commissions to pay for a significant portion of the Research Services that it receives. Lord Abbett also reserves the right to pay cash to a Research Firm from its own resources in an amount it determines in its discretion.

Lord Abbett’s arrangements for research or brokerage services do not involve any commitment by Lord Abbett or a Fund regarding the allocation of brokerage business to or among any particular broker-dealer. Rather, Lord

55

Abbett executes portfolio transactions only when they are dictated by investment decisions to purchase or sell portfolio securities. A Fund is prohibited from compensating a broker-dealer for promoting or selling Fund shares by directing a Fund’s portfolio transactions to the broker-dealer or directing any other remuneration to the broker-dealer, including commissions, mark-ups, mark downs or other fees, resulting from a Fund’s portfolio transactions executed by a different broker-dealer. A Fund is permitted to effect portfolio transactions through broker-dealers that also sell shares of the Lord Abbett funds, provided that Lord Abbett does not consider sales of shares of the Lord Abbett funds as a factor in the selection of broker-dealers to execute portfolio transactions. Thus, whether a particular broker-dealer sells shares of the Lord Abbett funds is not a factor considered by Lord Abbett when selecting broker-dealers for portfolio transactions and any such sales neither qualifies nor disqualifies the broker-dealer from executing portfolio transactions for a Fund.

Lord Abbett may select broker-dealers that provide Research Services in order to ensure the continued receipt of such Research Services which Lord Abbett believes are useful in its investment decision-making process. Further, Lord Abbett may have an incentive to execute trades through certain of such broker-dealers with which it has negotiated more favorable arrangements for Lord Abbett to receive Research Services. To the extent that Lord Abbett uses brokerage commissions paid in connection with client portfolio transactions to obtain Research Services, the brokerage commissions paid by such clients might exceed those that might otherwise be paid for execution only. In order to manage these conflicts of interest, Lord Abbett has adopted internal procedures that are designed to ensure that its primary objective in the selection of a broker-dealer is to seek best execution for the portfolio transaction.

Lord Abbett normally seeks to combine or “batch” purchases or sales of a particular security placed at or about the same time for similarly situated accounts, including a Fund, to facilitate “best execution” and to reduce other transaction costs, if relevant. All accounts included in a batched transaction through a broker-dealer that provides Lord Abbett with research or other services pay the same commission rate, regardless of whether one or more accounts has prohibited Lord Abbett from receiving any credit toward such services from its commissions. Each account that participates in a particular batched order, including a Fund, will do so at the average share price for all transactions related to that order.

Brokerage Commissions Paid to Independent Broker-Dealer Firms.

The Fund paid total brokerage commissions on transactions of securities to independent broker dealer firms as follows for the past three fiscal years ended October 31:

Fund	2010	2009	2008
Alpha Strategy Fund	—	—	—
Fundamental Equity Fund	$2,451,426	$2,749,101	$2,684,630
International Core Equity Fund	$3,947,362	$4,628,239	$7,934,772
International Dividend Income Fund	$1,736,418	$906,668	$525,632*
International Opportunities Fund	$1,412,031	$1,326,228	$2,617,724
Large Cap Value Fund	$19,954	$67,804	$69,772
Micro Cap Growth Fund	$264,706	$248,284	$281,231
Micro Cap Value Fund	$176,002	$149,997	$216,415
Value Opportunities Fund	$1,285,427	$917,207	$385,340

*For the period 6/23/08 (commencement of operations) through 10/31/08.

Lord Abbett purchased third party research services with its own resources during the fiscal years ended October 31, 2010, 2009, and 2008.

The Funds did not pay any portion of the amounts shown above to firms as a result of directed brokerage transactions to brokers because of research services.

56

All such portfolio transactions were conducted on a “best execution” basis, as discussed above. The provision of research services was not necessarily a factor in the placement of all such transactions.

Regular Broker Dealers. For each of the following regular brokers or dealers (as defined in Rule 10b-1 under the Act) that derived, or has a parent that derived, more than 15% of its gross revenues from the business of a broker, a dealer, an underwriter, or an investment adviser, each Fund acquired, during the fiscal year ended October 31, 2010, either its securities or the securities of its parent:

Value of the Fund’s Aggregate Holdings of the Regular Broker’s or Dealer’s or
Fund	Regular Broker or Dealer	Parent’s Securities As of October 31, 2010

Alpha Strategy Fund	None	None

Fundamental Equity Fund	Merrill Lynch	$ 21,164,000
	Goldman Sachs	$ 58,746,750
	Wells Fargo Advisors	$ 41,391,568
International Core Equity Fund	HSBC Securities	$ 17,377,655
International Dividend Income Fund	None	None
International Opportunities Fund	None	None
Large Cap Value Fund	Goldman Sachs	$ 1,350,370
	JPMorgan Chase	$ 1,482,998
	Merrill Lynch	$ 1,193,981
	Morgan Stanley Smith Barney	$ 517,047
	Wells Fargo Advisors	$ 1,297,219
Micro Cap Growth Fund	None	None
Micro Cap Value Fund	None	None
Value Opportunities Fund	None	None

57

7.

Classes of Shares

Each Fund offers investors different classes of shares. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices. Investors should read this section carefully to determine which class represents the best investment option for their particular situation.

All classes of shares have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation, except for certain class-specific expenses. They are fully paid and nonassessable when issued and have no preemptive or conversion rights. Additional classes, series, or funds may be added in the future. The Act requires that where more than one class, series, or fund exists, each class, series, or fund must be preferred over all other classes, series, or funds in respect of assets specifically allocated to such class, series, or fund.

Rule 18f-2 under the Act provides that any matter required to be submitted, by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class affected by such matter. Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless the interests of each class, series, or fund in the matter are substantially identical or the matter does not affect any interest of such class, series, or fund. However, Rule 18f-2 exempts the selection of the independent registered public accounting firm, the approval of a contract with a principal underwriter, and the election of trustees from the separate voting requirements.

The Trust does not hold annual meetings of shareholders unless one or more matters are required to be acted on by shareholders under the Act. Under the Trust’s Declaration and Agreement of Trust (“Declaration”), shareholder meetings may be called (i) at any time by certain officers of the Trust or by a majority of the Trustees for the purpose of taking action upon any matter requiring the vote or authority of each Fund’s shareholders or upon other matters deemed to be necessary or desirable or (ii) upon the written request of the holders of at least one-quarter of each Fund’s outstanding shares and entitled to vote at the meeting.

Shareholder Liability. Delaware law provides that the Trust’s shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private for profit corporations. The courts of some states, however, may decline to apply Delaware law on this point. The Declaration contains an express disclaimer of shareholder liability for the acts, obligations, or affairs of the Trust and requires that a disclaimer be given in each contract entered into or executed by the Trust. The Declaration provides for indemnification out of the Trust’s property of any shareholder or former shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations. Lord Abbett believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.

Under the Declaration, the Trustees may, without shareholder vote, cause the Trust to merge or consolidate into, or sell and convey all or substantially all of, the assets of the Trust to one or more trusts, partnerships or corporations, so long as the surviving entity is an open-end management investment company that will succeed to or assume the Trust’s registration statement. In addition, the Trustees may, without shareholder vote, cause the Trust to be incorporated under Delaware law or organize another entity in which the Trust will have an interest to take over some or all of the Trust’s property or carry on the Trust’s business.

Derivative actions on behalf of the Trust may be brought only by shareholders owning not less than 50% of the then outstanding shares of the Trust and if the shareholders have requested that the Trustees take such action and the Trustees failed or refused to do so for a period of 60 days.

Class A Shares. If you buy Class A shares, you pay an initial sales charge on investments of less than $1 million or on investments for retirement and benefit plans with less than 100 eligible employees or on investments that do not qualify under the other categories listed under “Net Asset Value Purchases of Class A

58

Shares” discussed below. If you purchase Class A shares as part of an investment of at least $1 million (or for certain retirement and benefit plans) in shares of one or more Lord Abbett-sponsored funds, you will not pay an initial sales charge, but, subject to certain exceptions, if you redeem any of those shares before the first day of the month in which the one-year anniversary of your purchase falls, you may pay a contingent deferred sales charge (“CDSC”) of 1%. Class A shares are subject to service and distribution fees at an annual rate of 0.35% of the average daily NAV of the Class A shares, except Alpha Strategy Fund, Micro Cap Growth Fund, and Micro Cap Value Fund, which are subject to service and distribution fees at an annual rate of 0.25% of the average daily NAV of the Class A shares. Other potential fees and expenses related to Class A shares are described in the prospectus and below.

Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but if you redeem your shares before the sixth anniversary of buying them, you normally will pay a CDSC to Lord Abbett Distributor. That CDSC varies depending on how long you own shares. Class B shares are subject to service and distribution fees at an annual rate of 1% of the average daily NAV of the Class B shares. Other potential fees and expenses related to Class B shares are described in the prospectus and below.

Conversions of Class B Shares. The conversion of Class B shares after approximately the eighth anniversary of their purchase is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax advisor, to the effect that the conversion of Class B shares does not constitute a taxable event for the holder under federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative NAV of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder.

Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but if you redeem your shares before the first anniversary of buying them, you normally will pay a CDSC of 1% to Lord Abbett Distributor. Class C shares are subject to service and distribution fees at an annual rate of 1% of the average daily NAV of the Class C shares. Other potential fees and expenses related to Class C shares are described in the prospectus and below.

Class F Shares. If you buy Class F shares, you pay no sales charge at the time of purchase, and if you redeem your shares you pay no CDSC. Class F shares are subject to service and distribution fees at an annual rate of 0.10% of the average daily net assets of the Class F shares. Class F shares generally are available to investors participating in fee-based programs that have (or whose trading agents have) an agreement with Lord Abbett Distributor and to certain investors that are clients of certain registered investment advisors that have an agreement with Lord Abbett Distributor, if it so deems appropriate. Other potential fees and expenses related to Class F shares are described in the prospectus and below.

Class I Shares. If you buy Class I shares, you pay no sales charges or 12b-1 service or distribution fees.

Class P Shares. If you buy Class P shares, you pay no sales charge at the time of purchase, and if you redeem your shares you pay no CDSC. Class P shares are subject to service and distribution fees at an annual rate of 0.45% of the average daily NAV of the Class P shares. Class P shares are offered only on a limited basis through certain financial intermediaries and retirement and benefit plans. Class P shares are closed to substantially all new investors. However, shareholders that held Class P shares as of October 1, 2007 may continue to hold their Class P shares and may make additional purchases. Class P shares may be redeemed at NAV by existing shareholders, or may be exchanged for shares of another class provided applicable eligibility requirements and sales charges for the other share class are satisfied. Class P shares also are available for orders made by or on behalf of a financial intermediary for clients participating in an IRA rollover program sponsored by the financial intermediary that operates the program in an omnibus recordkeeping environment and has entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such orders.

59

Class R2 and R3 Shares. If you buy Class R2 or R3 shares, you pay no sales charge at the time of purchase and if you redeem your shares you pay no CDSC. Class R2 and R3 shares are subject to service and distribution fees at annual rates of 0.60% and 0.50% of the average daily NAV of the Class R2 and R3 shares, respectively. Class R2 and R3 generally are available only through certain employer-sponsored retirement and benefit plans if the financial intermediary has entered into an arrangement to make available Class R2 or R3 shares to plan participants and other dealers that have entered into agreements with Lord Abbett Distributor. Class R2 and R3 shares generally are available only to retirement and benefit plans where plan-level or omnibus accounts are held on the books of the Fund. They generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 403(b) plans, and 529 college savings plans. Other potential fees and expenses related to Class R2 and R3 shares are described in the prospectus and below.

Rule 12b-1 Plan

Each Fund has adopted an Amended and Restated Joint Distribution Plan pursuant to Rule 12b-1 under the Act for all of the Funds’ share classes except Class I shares (the “Plan”). The principal features of the Plan are described in the prospectus; however, this SAI contains additional information that may be of interest to investors. The Plan is a compensation plan, allowing each applicable class to pay a fixed fee to Lord Abbett Distributor that may be more or less than the expenses Lord Abbett Distributor actually incurs for using reasonable efforts to secure purchasers of Fund shares. These efforts may include, but neither are required to include nor are limited to, the following: (a) making payments to authorized institutions in connection with sales of shares and/or servicing of accounts of shareholders holding shares; (b) providing continuing information and investment services to shareholder accounts not serviced by authorized institutions receiving a service fee from Lord Abbett Distributor hereunder and otherwise to encourage shareholder accounts to remain invested in the shares; and (c) otherwise rendering service to the Funds, including paying and financing the payment of sales commissions, service fees and other costs of distributing and selling shares. In adopting the Plan and in approving its continuance, the Board has concluded that there is a reasonable likelihood that the Plan will benefit each applicable class and its shareholders. The expected benefits include greater sales and lower redemptions of class shares, which should allow each class to maintain a consistent cash flow, and a higher quality of service to shareholders by authorized institutions than would otherwise be the case. Under the Plan, each applicable class compensates Lord Abbett Distributor for financing activities primarily intended to sell shares of the Funds. These activities include, but are not limited to, the preparation and distribution of advertising material and sales literature and other marketing activities. Lord Abbett Distributor also uses amounts received under the Plan, as described in the prospectus, for payments to dealers and other agents for (i) providing continuous services to shareholders, such as answering shareholder inquiries, maintaining records, and assisting shareholders in making redemptions, transfers, additional purchases and exchanges and (ii) their assistance in distributing shares of the Funds.

The Plan provides that the maximum payments that may be authorized by the Board for Class A shares are 0.50%; for Class P shares, 0.75%; and Class B, Class C, Class F, Class R2, and Class R3 shares, 1.00%; however, the Board has approved payments of 0.35% for Class A shares (0.25% for Class A shares of Alpha Strategy Fund, Micro Cap Growth Fund, and Micro Cap Value Fund), 1.00% for Class B shares, 1.00% for Class C shares, 0.10% for Class F shares, 0.45% for Class P shares, 0.60% for Class R2 shares, and 0.50% for Class R3 shares. The Funds may not pay compensation where tracking data is not available for certain accounts or where the authorized institution waives part of the compensation. In such cases, the Funds will not require payment of any otherwise applicable CDSC.

The amounts paid by each applicable class of each Fund to Lord Abbett Distributor pursuant to the Plan for the fiscal year ended October 31, 2010 were as follows:

Fund	Class A	Class B	Class C
Alpha Strategy Fund	$1,235,975	$332,147	$1,802,723
Fundamental Equity Fund	$6,149,453	$1,609,540	$5,460,102
International Core Equity Fund	$1,910,057	$411,176	$957,837
International Dividend Income Fund	$359,404	N/A	$87,920

60

International Opportunities Fund	$321,382	$153,097	$200,647
Large Cap Value Fund	$99,629	$25,437	$57,681
Micro Cap Growth Fund	$30,004	N/A	N/A
Micro Cap Value Fund	$66,886	N/A	N/A
Value Opportunities Fund	$1,628,313	$197,171	$1,126,016

Fund	Class F	Class P	Class R2	Class R3
Alpha Strategy Fund	$79,807	N/A	$13,584	$76,780
Fundamental Equity Fund	$166,070	$136,349	$11,976	$236,229
International Core Equity Fund	$18,076	$6,838	$1,360	$26,944
International Dividend Income Fund	$8,653	N/A	$5	$363
International Opportunities Fund	$610	$3,430	$580	$7,898
Large Cap Value Fund	$488	$55	N/A	$133
Micro Cap Growth Fund	N/A	N/A	N/A	N/A
Micro Cap Value Fund	N/A	N/A	N/A	N/A
Value Opportunities Fund	$97,682	$17,154	$10,806	$61,512

The Plan requires the Board to review, on a quarterly basis, written reports of all amounts expended pursuant to the Plan for each class, the purposes for which such expenditures were made, and any other information the Board reasonably requests to enable it to make an informed determination of whether the Plan should be continued. The Plan shall continue in effect only if its continuance is specifically approved at least annually by vote of the directors/trustees, including a majority of the directors/trustees who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (“Outside Directors/Trustees”), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase materially above the limits set forth therein the amount spent for distribution expenses thereunder for each class without approval by a majority of the outstanding voting securities of the applicable class and the approval of a majority of the directors/trustees including a majority of the Outside Directors/Trustees. As long as the Plan is in effect, the selection or nomination of Outside Directors/Trustees is committed to the discretion of the Outside Directors/Trustees.

Payments made pursuant to the Plan are subject to any applicable limitations imposed by rules of the Financial Industry Regulatory Authority, Inc. The Plan terminates automatically if it is assigned. In addition, the Plan may be terminated with respect to a class at any time by vote of a majority of the Outside Directors/Trustees or by vote of a majority of the outstanding voting securities of the applicable class.

CDSC. A CDSC applies upon early redemption of shares for certain classes, and (i) will be assessed on the lesser of the NAV of the shares at the time of the redemption or the NAV when the shares originally were purchased and (ii) will not be imposed on the amount of your account value represented by the increase in NAV over the initial purchase price (including increases due to the reinvestment of dividends and capital gains distributions) and upon early redemption of shares. In the case of Class A shares, this increase is represented by shares having an aggregate dollar value in your account. In the case of Class B and C shares, this increase is represented by that percentage of each share redeemed where the NAV exceeded the initial purchase price.

Class A Shares. As stated in the prospectus, subject to certain exceptions, if you buy Class A shares of a Fund under certain purchases with a front-end sales charge waiver or if you acquire Class A shares of the Fund in exchange for Class A shares of another Lord Abbett fund subject to a CDSC, and you redeem any of the Class A shares before the first day of the month in which the one-year anniversary of your purchase falls, a CDSC of 1% normally will be collected.

Class B Shares. As stated in the prospectus, subject to certain exceptions, if Class B shares of the Funds (or Class B shares of another Lord Abbett-sponsored fund or series acquired through exchange of such shares) are redeemed out of the Lord Abbett-sponsored funds for cash before the sixth anniversary of their purchase, a CDSC will be deducted from the redemption proceeds. The Class B CDSC is paid to Lord Abbett Distributor

61

to reimburse its expenses, in whole or in part, for providing distribution-related services to each Fund in connection with the sale of Class B shares.

To minimize the effects of the CDSC or to determine whether the CDSC applies to a redemption, each Fund redeems Class B shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held on or after the sixth anniversary of their purchase, and (3) shares held the longest before such sixth anniversary.

The amount of the CDSC will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:

Anniversary of the Day on Which the Purchase Order was Accepted	CDSC on Redemptions (As % of Amount Subject to Charge)
Before the 1st	5.0%
On the 1st, before the 2nd	4.0%
On the 2nd, before the 3rd	3.0%
On the 3rd, before the 4th	3.0%
On the 4th, before the 5th	2.0%
On the 5th, before the 6th	1.0%
On or after the 6th anniversary	None

In the table, an “anniversary” is the same calendar day in each respective year after the date of purchase. All purchases are considered to have been made on the business day on which the purchase order was accepted. Class B shares automatically will convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Class C Shares. As stated in the prospectus, subject to certain exceptions, if Class C shares are redeemed for cash before the first anniversary of their purchase, the redeeming shareholder normally will be required to pay to Lord Abbett Distributor a CDSC of 1% of the lower of cost or the then NAV of Class C shares redeemed. If such shares are exchanged into the same class of another Lord Abbett-sponsored fund and subsequently redeemed before the first anniversary of their original purchase, the charge also will be collected by Lord Abbett Distributor.

Eligible Mandatory Distributions. If Class A, B, or C shares represent a part of an individual’s total IRA or 403(b) investment, the CDSC for the applicable share class will be waived only for that part of a mandatory distribution that bears the same relation to the entire mandatory distribution as the investment in that class bears to the total investment.

General. The percentage (1% in the case of Class A and C shares, and 5% through 1% in the case of Class B shares) used to calculate CDSCs described above for the Class A, B, and C shares is sometimes hereinafter referred to as the “Applicable Percentage.”

There is no CDSC charged on Class F, I, P, R2, or R3 shares; however, financial intermediaries may charge additional fees or commissions other than those disclosed in the prospectus and SAI, such as a transaction based fee or other fee for its service, and may categorize and disclose these arrangements differently than the discussion here or in the prospectus. You may ask your financial intermediary about any payments it receives from Lord Abbett or the Funds, as well as about fees and/or commissions it charges.

With respect to Class A shares, a CDSC will not be assessed at the time of certain transactions, including redemptions by participants or beneficiaries from certain retirement and benefit plans and benefit payments under retirement and benefit plans in connection with plan loans, hardship withdrawals, death, retirement or separation from service and for returns of excess contributions to retirement plan sponsors. With respect to Class A share purchases by retirement and benefit plans made through financial intermediaries that have special arrangements with the Fund and/or Lord Abbett Distributor, no CDSC will be assessed at the time of

62

redemptions that continue as investments in another fund participating in the program provided the Plan has not redeemed all, or substantially all, of its assets from the Lord Abbett-sponsored funds. With respect to Class B shares, no CDSC is payable for redemptions (i) in connection with Systematic Withdrawal Plan and Div-Move services as described below under those headings, (ii) in connection with a mandatory distribution under 403(b) plans and IRAs and (iii) in connection with the death of the shareholder. In the case of Class A shares, the CDSC is received by Lord Abbett Distributor and is intended to reimburse all or a portion of the amount paid by Lord Abbett Distributor if the shares are redeemed before the Fund has had an opportunity to realize the anticipated benefits of having a long-term shareholder account in the Fund. In the case of Class B and C shares, the CDSC is received by Lord Abbett Distributor and is intended to reimburse its expenses of providing distribution-related services to the Fund (including recoupment of the commission payments made) in connection with the sale of Class B and C shares before Lord Abbett Distributor has had an opportunity to realize its anticipated reimbursement by having such a long-term shareholder account subject to the Class B or C distribution fee.

In no event will the amount of the CDSC exceed the Applicable Percentage of the lesser of (i) the NAV of the shares redeemed or (ii) the original cost of such shares (or of the exchanged shares for which such shares were acquired). No CDSC will be imposed when the investor redeems (i) shares representing an aggregate dollar amount of his or her account, in the case of Class A shares, (ii) that percentage of each share redeemed, in the case of Class B and C shares, derived from increases in the value of the shares above the total cost of shares being redeemed due to increases in NAV, (iii) shares with respect to which no Lord Abbett-sponsored fund paid a 12b-1 fee and, in the case of Class B shares, Lord Abbett Distributor paid no sales charge or service fee (including shares acquired through reinvestment of dividend income and capital gains distributions), or (iv) shares that, together with exchanged shares, have been held continuously (a) until the first day of the month in which the one-year anniversary of the original purchase falls (in the case of Class A shares), (b) for six years or more (in the case of Class B shares), and (c) for one year or more (in the case of Class C shares). In determining whether a CDSC is payable, (i) shares not subject to the CDSC will be redeemed before shares subject to the CDSC and (ii) of the shares subject to a CDSC, those held the longest will be the first to be redeemed.

Which Class of Shares Should You Choose? Once you decide that a Fund is an appropriate investment for you, the decision as to which class of shares is better suited to your needs depends on a number of factors that you should discuss with your financial advisor. A Fund’s class-specific expenses and the effect of the different types of sales charges on your investment will affect your investment results over time. The most important factors are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares.

In the following discussion, to help provide you and your financial advisor with a framework in which to choose a class, we have made some assumptions using a hypothetical investment in a Fund. We used the sales charge rates that generally apply to Class A, B, and C, and considered the effect of the higher distribution fees on Class B and C expenses (which will affect your investment return). Of course, the actual performance of your investment cannot be predicted and will vary based on that Fund’s actual investment returns, the operating expenses borne by each class of shares, and the class of shares you purchase. The factors briefly discussed below are not intended to be investment advice, guidelines or recommendations, because each investor’s financial considerations are different. The discussion below of the factors to consider in purchasing a particular class of shares assumes that you will purchase only one class of shares and not a combination of shares of different classes. If you are considering an investment through a retirement and benefit plan (available through certain financial intermediaries as Class A, I, P, R2, or R3 share investments), or a fee-based program (available through certain financial intermediaries as Class A, F, I, or P share investments), you should discuss with your financial intermediary which class of shares is available to you and makes the most sense as an appropriate investment.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. For example, over time, the reduced sales charges available for larger purchases of Class A shares may offset the effect of paying an initial sales charge on your investment, compared to the effect over time of

63

higher class-specific expenses on Class C shares for which no initial sales charge is paid. Because of the effect of class-based expenses, your choice also should depend on how much you plan to invest.

Investing for the Short Term. Class C shares might be the appropriate choice (especially for investments of less than $50,000), because there is no initial sales charge on Class C shares, and the CDSC does not apply to amounts you redeem after holding them one year.

However, if you plan to invest more than $50,000 for the short term, then the more you invest and the more your investment horizon increases toward six years, the more attractive the Class A share option may become. This is because the annual distribution fee on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

In addition, it may not be suitable for you to place an order for Class C shares for retirement and benefit plans with at least 100 eligible employees or for retirement and benefit plans made through financial intermediaries that perform participant recordkeeping or other administrative services for the plans and that have entered into special arrangements with the Funds and/or Lord Abbett Distributor specifically for such purchases. You should discuss this with your financial advisor.

Investing for the Longer Term. If you plan to invest more than $50,000 over the long term, Class A shares will likely be more advantageous than Class C shares, as discussed above, because of the effect of the expected lower expenses for Class A shares and the reduced initial sales charges available for larger investments in Class A shares under each Fund’s Rights of Accumulation.

Of course, these examples are based on approximations of the effect of current sales charges and expenses on a hypothetical investment over time, and should not be relied on as rigid guidelines.

Are There Differences in Account Features That Matter to You? Some account features may be available in whole or in part to Class A, B, and C shareholders, but not to Class F, I, P, R2, or R3 shareholders. Other features (such as Systematic Withdrawal Plans) might not be advisable in non-retirement and benefit plan accounts for Class B shareholders (because of the effect of the CDSC on the entire amount of a withdrawal if it exceeds 12% annually) and in any account for Class C shareholders during the first year of share ownership (due to the CDSC on withdrawals during that year). See “Systematic Withdrawal Plan” under “Account Services and Policies” in the prospectus for more information about the 12% annual waiver of the CDSC for Class B and C shares. You should carefully review how you plan to use your investment account before deciding which class of shares you buy. For example, the dividends payable to Class B and C shareholders will be reduced by the expenses borne solely by each of these classes, such as the higher distribution fee to which Class B and C shares are subject.

How Do Payments Affect My Broker? A salesperson, such as a broker, or any other person who is entitled to receive compensation for selling Fund shares may receive different compensation for selling one class than for selling another class. As discussed in more detail below, such compensation is primarily paid at the time of sale in the case of Class A and B shares and is paid over time, so long as shares remain outstanding, in the case of Class C shares. It is important that investors understand that the primary purpose of the CDSC for the Class B shares and the distribution fee for Class B and C shares is the same as the purpose of the front-end sales charge on sales of Class A shares: to compensate brokers and other persons selling such shares. The CDSC, if payable, supplements the Class B distribution fee and reduces the Class C distribution fee expenses for a Fund and Class C shareholders. See “Financial Intermediary Compensation” in the prospectus.

What About Shares Offered Through Retirement and Benefit Plans or Fee-Based Programs? The Funds may be offered as an investment option in retirement and benefit plans and fee-based programs. Financial intermediaries may provide some of the shareholder servicing and account maintenance services with respect to these accounts and their participants, including transfers of registration, dividend payee changes, and generation of confirmation statements, and may arrange for third parties to provide other investment or administrative services. Retirement and benefit plan participants may be charged fees for these and other services and fee-based program participants generally pay an overall fee that, among other things, covers the cost of these

64

services. These fees and expenses are in addition to those paid by the Funds, and could reduce your ultimate investment return in Fund shares. For questions about such accounts, contact your sponsor, employee benefits office, plan administrator, or other appropriate organization.

8.

Purchases, Redemptions, Pricing, and Payments to Dealers

Information concerning how we value Fund shares is contained in the prospectus under “Account Services and Policies – Pricing of Fund Shares.”

The Board has adopted policies and procedures that are designed to prevent or stop excessive trading and market timing. Please see the prospectus under “Account Services and Policies – Excessive Trading and Market Timing” for more information.

Under normal circumstances, we calculate the NAV per share for each class of the Fund as of the close of the NYSE on each day that the NYSE is open for trading by dividing the total net assets of the class by the number of shares of the class outstanding at the time of calculation. The NYSE is closed on Saturdays and Sundays and on days when it observes the following holidays – New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NYSE may change its holiday schedule or hours of operation at any time.

Portfolio securities are valued at market value as of the close of the NYSE. Market value will be determined as follows: securities listed or admitted to trading privileges on any national or foreign securities exchange, or on the NASDAQ National Market System are valued at the last sale price, or if there is no sale on that day, at the last bid or, in the case of bonds, in the OTC market if that market more accurately reflects the market value of the bonds. Unlisted equity securities are valued at the last transaction price, or if there were no transactions that day, at the mean between the last bid and asked prices. OTC fixed income securities are valued at prices supplied by independent pricing services, which reflect broker-dealer-supplied valuations and electronic data processing techniques reflecting the mean between the bid and asked prices. The principal markets for non-U.S. securities and U.S. fixed income securities also generally close prior to the close of the NYSE. Consequently, values of non-U.S. investments and U.S. fixed income securities will be determined as of the earlier closing of such exchanges and markets unless the Fund prices such a security at its fair value. Securities for which market quotations are not available are valued at fair market value under procedures approved by the Board, as described in the prospectus.

All assets and liabilities expressed in foreign currencies will be converted into U.S. dollars at the exchange rates of such currencies against U.S.dollars provided by an independent pricing service as of the close of regular trading on the NYSE. If such exchange rates are not available, the rate of exchange will be determined in accordance with policies established by the Board.

Net Asset Value Purchases of Class A Shares. Our Class A shares may be purchased at NAV under the following circumstances:

(a)	purchases of $1 million or more;

(b)	purchases by retirement and benefit plans with at least 100 eligible employees;

(c)

purchases for retirement and benefit plans made through financial intermediaries that perform participant recordkeeping or other administrative services for the plans and that have entered into special arrangements with the Funds and/or Lord Abbett Distributor specifically for such purchases;

(d)	purchases by insurance companies and/or their separate accounts to fund variable insurance contracts, provided that the insurance company provides recordkeeping and related administrative services to

65

the contract owners and has entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such purchases;

(e)	purchases made with dividends and distributions on Class A shares of another Eligible Fund;

(f)	purchases representing repayment under the loan feature of the Lord Abbett-sponsored prototype 403(b) Plan for Class A shares;

(g)	purchases by employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor;

(h)

purchases made by or on behalf of financial intermediaries for clients that pay the financial intermediaries fees in connection with fee-based programs provided that the financial intermediaries or their trading agents have entered into special arrangements with the Funds and/or Lord Abbett Distributor specifically for such purchases;

(i)

purchases by trustees or custodians of any pension or profit sharing plan, or payroll deduction IRA for the employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor;

(j)

purchases by each Lord Abbett-sponsored fund’s directors or trustees, officers of each Lord Abbett-sponsored fund, employees and partners of Lord Abbett (including retired persons who formerly held such positions and family members of such purchasers); or

(k)

purchases involving the concurrent sale of Class B or C shares of the Fund related to the requirements of a settlement agreement that the broker-dealer entered into with a regulatory body relating to share class suitability. These sales transactions will be subject to the assessment of any applicable CDSCs (although the broker-dealer may pay on behalf of the investor or reimburse the investor for any such CDSC), and any investor purchases subsequent to the original concurrent transactions will be at the applicable public offering price, which may include a sales charge.

Class A shares also may be purchased at NAV (i) by employees, partners and owners of unaffiliated consultants and advisors to Lord Abbett, Lord Abbett Distributor, or Lord Abbett-sponsored funds who consent to such purchase if such persons provide service to Lord Abbett, Lord Abbett Distributor or such funds on a continuing basis and are familiar with such funds, (ii) in connection with a merger, acquisition or other reorganization, (iii) by employees of our shareholder servicing agent, or (iv) by the trustees or custodians under any pension or profit-sharing plan or payroll deduction IRA established for the benefit of the directors, trustees, employees of Lord Abbett, or employees of our shareholder service agents. Shares are offered at NAV to these investors for the purpose of promoting goodwill with employees and others with whom Lord Abbett Distributor and/or the Fund has a business relationship.

In addition, Class A shares may be acquired without a front-end sales charge in certain exchange transactions. Please see “Exchanges” below.

Exchanges. To the extent offers and sales may be made in your state, you may exchange some or all of your shares of any class of a Fund for: (i) Lord Abbett-sponsored funds currently offered to the public with a sales charge (front-end, back-end or level); or (ii) Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. (“Money Market Fund”). The exchange privilege will not be available with respect to any fund, the shares of which at the time are not available to new investors of the type requesting the exchange. Shareholders in other Lord Abbett-sponsored mutual funds generally have the same right to exchange their shares for the corresponding class of a Fund’s shares.

In addition, shareholders who own any class of shares of an Eligible Fund may exchange such shares for a different class of shares of the same Eligible Fund without any sales charge (or CDSC), provided that (i) such shares are not subject to a CDSC and (ii) such exchange is necessary to facilitate the shareholder’s participation

66

in a fee-based program sponsored by the financial intermediary that is the broker of record on the shareholder’s account that holds the shares to be relinquished as part of the exchange transaction. Likewise, shareholders who participate in a fee-based program sponsored by a financial intermediary and own (directly or beneficially) Class A shares that were purchased with or without a sales charge, Class F shares, or Class P shares may exchange such shares acquired through the shareholder’s participation in such fee-based program for Class A shares of the same Eligible Fund without incurring a sales charge (or a CDSC), provided that (i) such shares are not subject to a CDSC and (ii) the financial intermediary sponsoring the fee-based program is the broker of record on the shareholder’s account that will hold the Class A shares of the Eligible Fund received as a result of the exchange.

Each Fund is designed for long-term investors and is not designed to serve as a vehicle for frequent trading in response to short-term swings in the market. Each Fund reserves the right to modify, restrict, or reject any purchase order or exchange request if the Fund or Lord Abbett Distributor determines that it is in the best interest of the Fund and its shareholders. In addition, each Fund may revoke or modify the privilege for all shareholders upon 60 days’ written notice.

You should read the prospectus of the other fund before exchanging. In establishing a new account by exchange, shares of the fund being exchanged must have a value equal to at least the minimum initial investment required for the other fund into which the exchange is made.

An exchange transaction is based on the relative NAV of the shares being exchanged. The NAV, which normally is calculated each business day at the close of regular trading on the NYSE (typically 4:00 p.m. Eastern time each business day), will be determined after a Fund or its authorized agent receives your exchange order in proper form. Exchanges of Fund shares for shares of another fund generally will be treated as a sale of Fund shares and any gain on the transaction may be subject to federal income tax. In the case of an exchange of shares that have been held for 90 days or less where no sales charge is payable on the exchange, the original sales charge incurred with respect to the exchanged shares will be taken into account in determining gain or loss on the exchange only to the extent such charge exceeds the sales charge that would have been payable on the acquired shares had they been acquired for cash rather than by exchange. The portion of the original sales charge not so taken into account will increase the basis of the acquired shares.

No sales charges are imposed on exchanges, except in the case of exchanges out of Money Market Fund. Exchanges of Money Market Fund shares for shares of any Lord Abbett-sponsored fund (not including shares described under “Div-Move” below) are subject to a sales charge in accordance with the prospectus of that fund unless a sales charge (front-end, back-end or level) was paid on the initial investment in shares of a Lord Abbett-sponsored fund and those shares subsequently were exchanged for shares of Money Market Fund that are currently being exchanged. No CDSC will be charged on an exchange of shares of the same class between Lord Abbett-sponsored funds. Upon redemption of shares out of the Lord Abbett-sponsored funds, the applicable CDSC will be charged. Thus, if shares of a Lord Abbett-sponsored fund are tendered in exchange (“Exchanged Shares”) for shares of the same class of another fund and the Exchanged Shares are subject to a CDSC, the CDSC will carry over to the shares being acquired (including shares of Money Market Fund) (“Acquired Shares”). Any CDSC that is carried over to Acquired Shares is calculated as if the holder of the Acquired Shares had held those shares from the date on which he or she became the holder of the Exchanged Shares. Acquired Shares held in Money Market Fund that are subject to a CDSC will be credited with the time such shares are held in Money Market Fund.

Rights of Accumulation. As stated in the prospectus, Purchasers (as defined in the prospectus) may aggregate their investments in Class A, B, C, F, and P shares of any Eligible Fund so that the Purchaser’s current investment in such shares, plus the Purchaser’s new purchase of Class A shares of any Eligible Fund, may reach a level eligible for a discounted sales charge for such shares. Class I, R2, and R3 shares are not eligible to be combined with other share classes for purposes of calculating the applicable sales charge on Class A share purchases.

To the extent your financial intermediary is able to do so, the value of Class A, B, C, F, and P shares of Eligible Funds determined for the purpose of reducing the sales charge of a new purchase under the Rights of Accumulation will be calculated at the higher of: (1) the aggregate current maximum offering price of your

67

existing Class A, B, C, F, and P shares of Eligible Funds (“Market Value”) determined as of the time your new purchase order is processed; or (2) the aggregate amount you invested in such shares (including reinvestments of dividend and capital gain distributions but excluding capital appreciation) less any withdrawals (“Investment Value”). Depending on the way in which the registration information is recorded for the account in which your shares are held, the value of your holdings in that account may not be eligible for calculation at the Investment Value. For example, shares held in accounts maintained by financial intermediaries in nominee or street name may not be eligible for calculation at Investment Value. In such circumstances, the value of the shares may be calculated at Market Value for purposes of Rights of Accumulation.

You should retain any information and account records necessary to substantiate the historical amounts you and any related Purchasers have invested in Eligible Funds. In certain circumstances, unless you provide documentation (or your financial intermediary maintains records) that substantiates a different Investment Value, your shares will be assigned an initial Investment Value for purposes of Rights of Accumulation. Specifically, Class A, B, C, F, and P shares of Eligible Funds acquired in calendar year 2007 or earlier will be assigned an initial Investment Value equal to the Market Value of those holdings as of the last business day of December 31, 2007. Similarly, Class A, B, C, F, and P shares of Eligible Funds transferred to an account with another financial intermediary will be assigned an initial Investment Value equal to the Market Value of such shares on the transfer date. Thereafter, the Investment Value of such shares will increase or decrease according your actual investments, reinvestments and withdrawals. You must contact your financial intermediary or the Fund if you have additional information that is relevant to the calculation of the Investment Value of your holdings for purposes of reducing sales charges pursuant to the Rights of Accumulation.

Redemptions. A redemption order is in proper form when it contains all of the information and documentation required by the order form or otherwise by Lord Abbett Distributor or a Fund to carry out the order. If you have direct account privileges with the Fund, the Fund will require a guaranteed signature by an eligible guarantor on requests for redemption that exceed $100,000 (formerly $50,000). Accordingly, redemption requests may be submitted by telephone or online without signature guarantee for redemptions up to and including $100,000.

Redemptions may be suspended or payment postponed during any period in which any of the following conditions exist: the NYSE is closed or trading on the NYSE is restricted; an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of the net assets of its portfolio; or the SEC, by order, so permits. Redemptions, even when followed by repurchases, are taxable transactions for shareholders that are subject to U.S. federal income tax.

The Board may authorize redemption of all of the shares in any account in which there are fewer than 25 shares. Before authorizing such redemption, the Board must determine that it is in our economic best interest or necessary to reduce disproportionately burdensome expenses in servicing shareholder accounts. At least 60 days’ prior written notice will be given before any such redemption, during which time shareholders may avoid redemption by bringing their accounts up to the minimum set by the Board.

Div-Move. Under the Div-Move service described in the prospectus, you can invest the dividends paid on your account of any class into an existing account of the same class in any other Eligible Fund. The account must either be your account, a joint account for you and your spouse, a single account for your spouse, or a custodial account for your minor child under the age of 21. You should read the prospectus of the other fund before investing.

Invest-A-Matic. The Invest-A-Matic method of investing in the Funds and/or any other Eligible Fund is described in the prospectus. To avail yourself of this method you must complete the application form, selecting the time and amount of your bank checking account withdrawals and the funds for investment, include a voided, unsigned check and complete the bank authorization.

Systematic Withdrawal Plan (“SWP”). The SWP also is described in the prospectus. You may establish an SWP if you own or purchase uncertificated shares having a current offering price value of at least $10,000 in the case of Class A or C shares and $25,000 in the case of Class B shares, except in the case of an SWP established

68

for certain retirement and benefit plans, for which there is no minimum. Lord Abbett prototype retirement plans have no such minimum. With respect to Class B and C shares, the CDSC will be waived on redemptions of up to 12% per year of the current value of your account at the time the SWP is established. For Class B share redemptions over 12% per year, the CDSC will apply to the entire redemption. Therefore, please contact the Fund for assistance in minimizing the CDSC in this situation. With respect to Class C shares, the CDSC will be waived on and after the first anniversary of their purchase. The SWP involves the planned redemption of shares on a periodic basis by receiving either fixed or variable amounts at periodic intervals. Because the value of shares redeemed may be more or less than their cost, gain or loss may be recognized for income tax purposes on each periodic payment. Normally, you may not make regular investments at the same time you are receiving systematic withdrawal payments because it is not in your interest to pay a sales charge on new investments when, in effect, a portion of that new investment is soon withdrawn. The minimum investment accepted while a withdrawal plan is in effect is $1,000. The SWP may be terminated by you or by us at any time by written notice.

Retirement Plans. The prospectus indicates the types of retirement plans for which Lord Abbett provides forms and explanations. Lord Abbett makes available the retirement plan forms including 401(k) plans and custodial agreements for IRAs (Individual Retirement Accounts, including Traditional, Education, Roth and SIMPLE IRAs and Simplified Employee Pensions), 403(b) plans and qualified pension and profit-sharing plans. The forms name State Street Bank and Trust Company as custodian and contain specific information about the plans excluding 401(k) plans. Explanations of the eligibility requirements, annual custodial fees and allowable tax advantages and penalties are set forth in the relevant plan documents. Adoption of any of these plans should be on the advice of your legal counsel or qualified tax advisor.

Purchases through Financial Intermediaries. The Funds and/or Lord Abbett Distributor have authorized one or more agents to receive on its behalf purchase and redemption orders. Such agents are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of a Fund or Lord Abbett Distributor. A Fund will be deemed to have received a purchase or redemption order when an authorized agent or, if applicable, an agent’s authorized designee, receives the order. The order will be priced at the Fund’s NAV next computed after it is received by the Fund’s authorized agent, or if applicable, the agent’s authorized designee. A financial intermediary may charge transaction fees on the purchase and/or sale of Fund shares.

Revenue Sharing and Other Payments to Dealers and Financial Intermediaries. As described in the prospectus, Lord Abbett or Lord Abbett Distributor, in its sole discretion, at its own expense and without cost to the Fund or shareholders, also may make payments to dealers and other firms authorized to accept orders for Fund shares (collectively, “Dealers”) in connection with marketing and/or distribution support for Dealers, shareholder servicing, entertainment, training and education activities for the Dealers, their investment professionals and/or their clients or potential clients, and/or the purchase of products or services from such Dealers. Some of these payments may be referred to as revenue sharing payments. As of the date of this SAI, the Dealers to whom Lord Abbett or Lord Abbett Distributor has agreed to make revenue sharing payments (not including payments for entertainment, and training and education activities for the Dealers, their investment professionals and/or their clients or potential clients) with respect to the Funds and/or other Lord Abbett Funds were as follows:

AIG Advisor Group, Inc.	MetLife Securities, Inc.
Allstate Life Insurance Company	Morgan Stanley & Co. Incorporated
Allstate Life Insurance Company of New York	Multi-Financial Securities Corporation
AXA Equitable Life Insurance Company	Nationwide Investment Services Corporation
B.C. Ziegler and Company	Pacific Life & Annuity Company
Banc of America	Pacific Life Insurance Company
Business Men’s Assurance Company of America/RBC Insurance	Pershing, LLC
Bodell Overcash Anderson & Co., Inc.	PHL Variable Insurance Company
Cadaret, Grant & Co., Inc.	Phoenix Life and Annuity Company
Cambridge Investment Research, Inc.	Phoenix Life Insurance Company
Citigroup Global Markets, Inc.	Primevest Financial Services, Inc.
Commonwealth Financial Network	Principal Life Insurance Company

69

CRI Securities, LLC	Protective Life Insurance Company
Edward D. Jones & Co., L.P.	RBC Capital Markets Corporation (formerly RBC Dain Rauscher)
Family Investors Company	RBC Insurance d/b/a Liberty Life Insurance
Fidelity Brokerage Services, LLC	Raymond James & Associates, Inc.
Financial Network Investment Corporation	Raymond James Financial Services, Inc.
First SunAmerica Life Insurance Company	Securian Financial Services, Inc.
First Allied Securities, Inc.	Securities America, Inc.
Genworth Life & Annuity Insurance Company	SunAmerica Annuity Life Assurance Company
Genworth Life Insurance Company of New York	Sun Life Assurance Company of Canada
Hartford Life and Annuity Insurance Company	Sun Life Insurance and Annuity Company of New York
Hartford Life Insurance Company	TIAA-Cref
James I. Black & Co.	TFS Securities, Inc.
Janney Montgomery Scott	Transamerica Advisors Life Insurance Company
Legg Mason Walker Wood Incorporated	Transamerica Advisors Life Insurance Company of New York
Lincoln Life & Annuity Company of New York	UBS Financial Services Inc.
Lincoln National Life Insurance Company	U.S. Bancorp Investments, Inc.
Linsco/Private Ledger Corp.	Wells Fargo Advisors
MassMutual Life Investors Services, Inc.	Wells Fargo Investments LLC
Merrill Lynch, Pierce, Fenner & Smith Incorporated (and/or certain of its affiliates)	Woodbury Financial Services, Inc.
First Allied Securities, Inc.

For more specific information about any revenue sharing payments made to your Dealer, you should contact your investment professional. See “Financial Intermediary Compensation” in the prospectus for further information.

The Lord Abbett Funds understand that, in accordance with guidance from the U.S. Department of Labor, retirement and benefit plans, sponsors of qualified retirement plans and/or recordkeepers may be required to use the fees they (or, in the case of recordkeepers, their affiliates) receive for the benefit of the retirement and benefit plans or the investors. This may take the form of recordkeepers passing the fees through to their clients or reducing the clients’ charges by the amount of fees the recordkeeper receives from mutual funds.

Redemptions in Kind. Under circumstances in which it is deemed detrimental to the best interests of each Fund’s shareholders to make redemption payments wholly in cash, each Fund may pay any portion of a redemption in excess of the lesser of $250,000 or 1% of a Fund’s net assets by a distribution in kind of readily marketable securities in lieu of cash.

9.

Taxation of the Funds

Each Fund has elected, has qualified, and intends to continue to qualify for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). Because each Fund is treated as a separate entity for federal income tax purposes, the status of each Fund as a regulated investment company is determined separately by the Internal Revenue Service. If a Fund continues to qualify for such tax treatment, the Fund will not be liable for U.S. federal income taxes on income and capital gains that the Fund timely distributes to its shareholders. If in any taxable year a Fund fails to so qualify, but is eligible for statutory relief, the Fund may be required to pay penalty taxes (or interest charges in the nature of a penalty) and/or to dispose of certain assets in order to continue to qualify for such tax treatment. If the Fund is not so eligible or if the Fund does not choose to avail itself of such relief, all of the Fund’s taxable income will be taxed to the Fund at regular corporate rates and when such income is distributed, such distributions will be further taxed at the shareholder level. Assuming a Fund continues to qualify for the favorable tax treatment afforded to a regulated investment company, it will be subject to a 4% non-deductible excise tax on certain

70

amounts that are not distributed or treated as having been distributed on a timely basis each calendar year. Each Fund intends to distribute to its shareholders each year an amount adequate to avoid the imposition of this excise tax.

Each Fund intends to declare and pay as dividends each year substantially all of its net income from investments. Dividends paid by a Fund from its ordinary income or net realized short-term capital gains are taxable to you as ordinary income; however, certain qualified dividend income that a Fund receives and distributes to an individual shareholder may be subject to a reduced tax rate of 15% (0% for certain shareholders in the 10% or 15% income tax brackets) if the shareholder meets certain holding period and other requirements.

A dividend that is attributable to qualified dividend income of a Fund that is paid by the Fund to an individual shareholder will not be taxable as qualified dividend income to such shareholder (1) if the dividend is received with respect to any share of the Fund held for fewer than 61 days during the 121-day period beginning 60 days before the date such shares became “ex-dividend” with respect to the dividend income, (2) if the shareholder elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (3) to the extent that the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property.

Distributions paid by a Fund from its net realized long-term capital gains that are reported to you by a Fund as “capital gain dividends” are taxable to you as long-term capital gains, regardless of the length of time you have owned Fund shares. The maximum federal income tax rates applicable to net capital gains recognized by individuals and other non-corporate taxpayers are (i) the same as ordinary income tax rates for capital assets held for one year or less, and (ii) 15% (0% for certain taxpayers in the 10% or 15% tax brackets) for capital assets held for more than one year. You also should be aware that the benefits of the long-term capital gains and qualified dividend income rates may be reduced if you are subject to the alternative minimum tax. Under current law, the reduced federal income tax rates on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2012. Capital gains recognized by corporate shareholders are subject to tax at the ordinary income tax rates applicable to corporations. All dividends are taxable regardless of whether they are received in cash or reinvested in Fund shares.

While a Fund’s net capital losses for any year cannot be passed through to you, any such losses incurred by a Fund in a taxable year of the Fund commencing prior to December 23, 2010 can be carried forward for a period of up to eight years to offset the Fund’s capital gains in those years and any such losses incurred by a Fund in taxable years commencing on or after such date may be carried forward indefinitely to offset future capital gains of the Fund. Pursuant to a new ordering rule, however, net capital losses incurred in taxable years of a Fund beginning before December 23, 2010 may not be used to offset the Fund’s future capital gains until all net capital loses incurred in taxable years of the Fund beginning after December 22, 2010 have been utilized. As a result of the application of this rule, certain net capital losses incurred in taxable years of a Fund beginning before December 23, 2010 may expire unutilized. To the extent capital gains are offset by such losses, they do not result in tax liability to a Fund and are not expected to be distributed to you as capital gain dividends.

Dividends paid by a Fund to corporate shareholders may qualify for the dividends-received deduction to the extent they are derived from dividends paid to the Fund by domestic corporations. If you are a corporation, you must have held your Fund shares for more than 45 days to qualify for the dividends-received deduction. The dividends-received deduction may be limited if you incur indebtedness to acquire Fund shares, and may result in a reduction to the basis of your shares in a Fund if the dividend constitutes an extraordinary dividend at the Fund level.

Recently enacted legislation imposes a new 3.8% Medicare tax on the net investment income of certain U.S. individuals, estates and trusts for taxable years beginning after December 31, 2012. For this purpose, “net investment income” generally includes taxable dividends and redemption proceeds from investments in mutual funds, such as the Fund.

71

Distributions paid by a Fund that do not constitute dividends because they exceed the Fund’s current and accumulated earnings and profits will be treated as a return of capital and reduce the tax basis of your Fund shares. To the extent that such distributions exceed the tax basis of your Fund shares, the excess amounts will be treated as gain from the sale of the shares.

Ordinarily, you are required to take distributions by a Fund into account in the year in which they are made. However, a distribution declared as of a record date in October, November, or December of any year and paid during the following January is treated as received by shareholders on December 31 of the year in which it is declared. Each Fund will send you annual information concerning the tax treatment of dividends and other distributions paid to you by the Fund.

At the time of your purchase of Fund shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the Fund’s portfolio or to undistributed taxable income of the Fund. Consequently, subsequent distributions by a Fund with respect to these shares from such appreciation or income may be taxable to you even if the NAV of your shares is, as a result of the distributions, reduced below your cost for such shares and the distributions economically represent a return of a portion of your investment.

Redemptions and exchanges of Fund shares for shares of another fund generally are taxable events for shareholders that are subject to tax. In general, if Fund shares are sold, you will recognize gain or loss equal to the difference between the amount realized on the sale and your adjusted basis in the shares. Such gain or loss generally will be treated as long-term capital gain or loss if the shares were held for more than one year and otherwise generally will be treated as short-term capital gain or loss. However, if your holding period in your Fund shares is six months or less, any capital loss realized from a sale, exchange, or redemption of such shares must be treated as long-term capital loss to the extent of any capital gain dividends received with respect to such shares. In addition, commencing in 2013, capital gains recognized from redemptions of Fund shares generally will be included in the calculation of “net investment income” for purposes of the 3.8% Medicare tax applicable to certain U.S. individuals, estates and trusts.

Losses on the sale of Fund shares may be disallowed to the extent that, within a period beginning 30 days before the date of the sale and ending 30 days after the date of the sale, you acquire other shares in the same Fund (including pursuant to reinvestment of dividends and/or capital gain distributions). In addition, if shares in a Fund that have been held for less than 91 days are redeemed and the proceeds are reinvested on or before January 31 of the calendar year following the year of the redemption in shares of the same Fund or another fund pursuant to the Reinvestment Privilege, or if shares in a Fund that have been held for less than 91 days are exchanged for the same class of shares in another fund at NAV pursuant to the exchange privilege, all or a portion of any sales charge paid on the shares that are redeemed or exchanged will not be included in the tax basis of such shares under the Code to the extent that a sales charge that would otherwise apply to the shares received is reduced.

If your Fund shares are redeemed by a distribution of securities, you will be taxed as if you had received cash equal to the fair market value of the securities. Consequently, you will have a fair market value basis in the securities.

Shareholders that are exempt from U.S. federal income tax, such as retirement plans that are qualified under Section 401 of the Code, generally are not subject to U.S. federal income tax on Fund dividends or distributions or on sales or exchanges of Fund shares. However, a tax-exempt shareholder may recognize unrelated business taxable income if (1) the acquisition of Fund shares was debt financed or (2) the Fund recognizes certain “excess inclusion income” derived from direct or indirect investments (including from an investment in a REIT) in (a) residual interests in a real estate mortgage investment conduit or (b) equity interests in a taxable mortgage pool if the amount of such income that is recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account the deductions for dividends paid by the Fund). Furthermore, if Fund shares are held through a non-qualified deferred compensation plan, Fund dividends and distributions received by the plan and sales and exchanges of Fund shares by the plan generally are taxable to the employer sponsoring such plan in accordance with the U.S. federal income tax laws governing deferred compensation plans.

72

A plan participant whose retirement plan invests in a Fund, whether such plan is qualified or not, generally is not taxed on Fund dividends or distributions received by the plan or on sales or exchanges of Fund shares by the plan for U.S. federal income tax purposes. However, distributions to plan participants from a retirement plan account generally are taxable as ordinary income and different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders and plan participants should consult their tax advisors for more information.

Under Treasury regulations, if you are an individual and recognize a loss with respect to Fund shares of $2 million or more (if you are a corporation, $10 million or more) in any single taxable year (or greater amounts over a combination of years), you may be required to file a disclosure statement with the Internal Revenue Service. A shareholder who fails to make the required disclosure may be subject to substantial penalties.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholder. U.S. Treasury regulations authorized by the Code to be promulgated in the future may limit the future ability of a Fund to engage in such transactions if they are not directly related to the Fund’s investment in securities.

Options written or purchased by a Fund and futures contracts purchased on certain securities, indices and foreign currencies, as well as certain forward foreign currency contracts, may cause the Fund to recognize gains or loses from marking-to-market even thought such options may not have lapsed, been closed out, or exercised, or such futures or forward contracts may not have been performed or closed out. The tax rules applicable to these contracts may affect the characterization of some capital gains and losses recognized by the Fund as long-term or short-term. Additionally, a Fund may be required to recognize gain if an option, futures contract, short sale, or other transaction that is not subject to the mark-to-market rules is treated as a “constructive sale” of an “appreciated financial position” held by the Fund under Section 1259 of the Code. Any net mark-to market gains and/or gains from constructive sales may also have to be distributed to satisfy the distribution requirements referred to above even though a Fund may receive no corresponding cash amounts, possibly requiring the Fund to dispose of portfolio securities or to borrow to obtain the necessary cash.

Losses on certain options, futures and/or offsetting positions (portfolio securities or other positions with respect to which a Fund’s risk of loss is substantially diminished by one or more options or futures contracts) may also be deferred under the tax straddle rules of the Code, which may also affect the characterization of capital gains or losses from straddle positions and certain successor positions as long-term or short-term. Certain tax elections may be available that would enable a Fund to ameliorate some adverse effects of the tax rules described in this paragraph. The tax rules applicable to options, futures contracts, forward contracts, short sales, swaps, structured securities, foreign currencies and straddles may affect the amount, timing and character of the Fund’s income and gains or losses and hence of its distributions to shareholders.

A Fund may in some cases be subject to foreign withholding taxes, which would reduce the yield on its investments. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. You may be eligible to claim a federal income tax credit or deduction for foreign income taxes paid by the International Core Equity Fund, the International Dividend Income Fund, or the International Opportunities Fund if more than 50 percent of the value of the Fund’s total assets at the close of the tax year consists of stock or securities in foreign corporations, the Fund has distributed at least 90 percent of its investment company taxable income and net tax-exempt interest, and the Fund makes an election to pass through to you the right to take the credit or deduction for foreign taxes (not in excess of the actual tax liability). In addition, if an underlying fund in which the Alpha Strategy Fund invests so qualifies to pass through a federal income tax credit or deduction to its shareholders for its foreign taxes paid, the Alpha Strategy Fund may, in certain circumstances, also be eligible to choose to elect to pass through the Fund’s allocable amount of such tax credit or deduction to its shareholders. If a Fund makes such an election, you will be required to include such taxes in your gross income (in addition to dividends and distributions you actually receive), treat such taxes as

73

foreign taxes paid by you, and may be entitled to a tax deduction for such taxes or a tax credit, subject to a holding period requirement and other limitations under the Code. However, if you do not itemize deductions for federal income tax purposes, you will not be able to deduct your pro rata portion of qualified foreign taxes paid by the Fund, although you will be required to include your share of such taxes in gross income if the Fund makes the election described above, but you still will be able to claim a tax credit. Solely for purposes of determining the amount of federal income tax credits or deductions for foreign income taxes paid, your distributive share of the foreign taxes paid by the Fund plus the portion of any dividends the Fund pays to you that are derived from foreign sources will be treated as income from foreign sources in your hands. Generally, however, distributions derived from the Fund’s long-term and short-term capital gains will not be treated as income from foreign sources. If such an election is made, the Fund will send an annual written notice to you indicating the amount that you may treat as the proportionate share of foreign taxes paid and income derived from foreign sources.

If a Fund acquires any equity interest (under proposed Treasury regulations, generally including not only stock but also an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income (“passive foreign investment companies”), the Fund could be subject to U.S. federal income tax and additional interest charges on “excess distributions” received from such companies or on gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Elections may generally be available that would ameliorate these adverse tax consequences, but such elections could require the Fund to recognize taxable income or gain (subject to tax distribution requirements) without the concurrent receipt of cash. These investments could also result in the treatment of capital gains from the sale of stock of passive foreign investment companies as ordinary income. The Fund may limit and/or manage its holdings in passive foreign investment companies to limit its tax liability or maximize its return from these investments.

You may be subject to a 28% withholding tax on reportable dividends, capital gain distributions, and redemptions (“backup withholding”). Generally, you will be subject to backup withholding if a Fund does not have your Social Security number or other certified taxpayer identification number on file, or, to the Fund’s knowledge, the number that you have provided is incorrect or backup withholding is applicable as a result of your previous underreporting of interest or dividend income. When establishing an account, you must certify under penalties of perjury that your Social Security number or other taxpayer identification number is correct and that you are not otherwise subject to backup withholding. The 28% backup withholding rate currently applies to the amount paid by a Fund through December 31, 2012 and is scheduled to rise to 31% for amounts paid by a Fund after such date.

The foregoing discussion addresses only the U.S. federal income tax consequences applicable to shareholders who are subject to U.S. federal income tax, hold their shares as capital assets, and are U.S. persons (generally, U.S. citizens or residents (including certain former citizens and former long-term residents), domestic corporations or domestic entities taxed as corporations for U.S. tax purposes, estates the income of which is subject to U.S. federal income taxation regardless of its source, and trusts if a court within the United States is able to exercise primary supervision over their administration and at least one U.S. person has the authority to control all substantial decisions of the trusts). The treatment of the owner of an interest in an entity that is a pass-through entity for U.S. tax purposes (e.g., partnerships and disregarded entities) and that owns Fund shares generally will depend upon the status of the owner and the activities of the pass-through entity. Except as otherwise provided, this description does not address the special tax rules that may be applicable to particular types of investors, such as financial institutions, insurance companies, securities dealers, or tax-exempt or tax-deferred plans, accounts or entities. If you are not a U.S. person or are the owner of an interest in a pass-through entity that owns Fund shares, you should consult your tax advisor regarding the U.S. and foreign tax consequences of the ownership of Fund shares, including the applicable rate of U.S. withholding tax on amounts treated as ordinary dividends from the Fund (other than certain dividends derived from short-term capital gains and qualified interest income of the Fund for certain taxable years of the Fund commencing prior to January 1,

74

2012, provided that the Fund chooses to report such dividends in a manner qualifying for such favorable tax treatment), and the applicability of U.S. gift and estate taxes.

While none of the Funds expects its shares will constitute U.S. real property interests, if a Fund’s direct and indirect investments in U.S. real property (which includes investments in REITs and certain other regulated investment companies that invest in U.S. real property) were to exceed certain levels, a portion of the Fund’s distributions may be attributable to gain from the sale or exchange of U.S. real property interests. In such case, if a non-U.S. shareholder were to own more than 5% of a class of the Fund’s shares within a one-year period prior to such a distribution, the non-U.S. shareholder would be (1) subject to a 35% U.S. federal withholding tax on the portion of the Fund’s distributions attributable to such gain, (2) required to file a U.S. federal income tax return to report such gain, and (3) subject to certain “wash sale” rules if the shareholder disposes of Fund shares just prior to a distribution and reacquires Fund shares shortly thereafter. If a non-U.S. shareholder were to own 5% or less of each class of the Fund’s shares at all times within such one-year period, any such distribution by the Fund would not be subject to these requirements, but if the distribution might otherwise have been reported as a capital gain dividend or short-term capital gain dividend to such shareholder, the distribution would be re-characterized as an ordinary dividend and would be subject to the applicable rate of non-resident alien U.S. withholding tax.

Recently enacted legislation will impose a 30% withholding tax on payments (including dividends and gross redemption proceeds) paid by the Fund after December 31, 2012 to (i) certain foreign financial institutions unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect U.S. owners. Under certain circumstances, a foreign shareholder may be eligible for refunds or credits of such taxes. Non-U.S. shareholders should consult their own tax advisors on these matters.

Because everyone’s tax situation is unique, you should consult your tax advisor regarding the treatment of distributions under the federal, state, local, and foreign tax rules that apply to you, as well as the tax consequences of gains or losses from the sale, exchange, or redemption of your Fund shares.

10.

Underwriter

Lord Abbett Distributor, a New York limited liability company and subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, NJ 07302-3973, serves as the principal underwriter for the Funds. The Trust has entered into a distribution agreement with Lord Abbett Distributor, under which Lord Abbett Distributor is obligated to use its best efforts to find purchasers for the shares of each Fund, and to make reasonable efforts to sell Fund shares on a continuous basis, so long as, in Lord Abbett Distributor’s judgment, a substantial distribution can be obtained by reasonable efforts.

For the last three fiscal years, Lord Abbett Distributor, as the Trust’s principal underwriter, received net commissions after allowance of a portion of the sales charge to independent dealers with respect to Class A shares of the Funds as follows:

	Year Ended October 31,
	2010	2009	2008

Gross sales charge	$14,770,264	$10,159,121	$13,957,899

Amount allowed to dealers	$12,498,392	$ 8,600,209	$11,765,948

Net commissions received by Lord Abbett Distributor	$2,271,872	$ 1,558,912	$2,191,951

75

In addition, Lord Abbett Distributor, as the Trust’s principal underwriter, received the following compensation for the fiscal year ended October 31, 2010:

	Compensation on Redemption and Repurchase	Brokerage Commissions in Connection with Fund Transactions	Other Compensation

Class A	$0.00	$0.00	$3,831,171.48

Class B	$0.00	$0.00	$897.47*

Class C	$0.00*	$0.00	$7,751.95*

Class F	$0.00	$0.00	$274,107.92

Class P	$0.00	$0.00	$117.92

Class R2	$0.00	$0.00	$215.83

Class R3	$0.00	$0.00	$2,000.21

* Excludes 12b-1 payments and CDSC fees received during the first year of the associated investment as repayment of fees advanced by Lord Abbett Distributor to broker/dealers at the time of sale.

11.

Financial Statements

The financial statements incorporated herein by reference from the Funds’ 2010 annual reports to shareholders have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports, which are incorporated herein by reference, and have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

76

APPENDIX A

FUND PORTFOLIO INFORMATION RECIPIENTS

The following is a list of the third parties that are eligible to receive portfolio holdings or related information pursuant to ongoing arrangements under the circumstances described above under Investment Policies – Policies and Procedures Governing Disclosure of Portfolio Holdings:

Portfolio Holdings*

Abel/Noser Corp.	Monthly
Base-Two Investment Systems, Inc.	Daily
Becker, Burke Associates	Monthly
Berthel Schutter	Monthly
Bloomberg L.P.	Daily
BNY Convergex Execution Solutions LLC	Upon Request
Callan Associates Inc.	Monthly
Cambridge Associates LLC	Monthly
Cardinal Investment Advisors LLC	Upon Request
Citigroup/The Yield Book, Inc.	Daily
CJS Securities, Inc.	Daily
CL King & Associates	Monthly
Concord Advisory Group Ltd.	Monthly
Credit Suisse Transition Management	Upon Request
CTV globemedia f/k/a Bell GlobeMedia Publishing Co.	Monthly
Curcio Webb	Monthly
Deloitte & Touche LLP	Annually
DeMarche Associates, Inc.	Upon Request
Edward D. Jones & Co., L.P.	Monthly
Evaluation Associates, LLC	Monthly
FactSet Research Systems, Inc.	Daily
Financial Model Co. (FMC)	Daily
Flow of Capital, Inc.	Upon Request
Frank Russell Company	Upon Request
Fund Evaluation Group, LLC	Quarterly
Hartland & Co.	Monthly
Inforlago IT Ltd.	Upon Request
ING Life Insurance and Annuity Company / ING Insurance Company of America	Upon Request
Investment Technology Group (ITG)	Daily
Investortools Inc.	Daily
Ipreo	Upon Request
Jeffrey Slocum & Associates, Inc.	Monthly
John Hancock Financial Services	Upon Request
JP Morgan Securities, Inc.	Monthly
Kirkpatrick & Lockhart Preston Gates Ellis LLP (counsel to Lord, Abbett & Co. LLC)	Upon Request
LCG Associates, Inc.	Upon Request
Lipper Inc., a Reuters Company (tech)	Monthly
Longbow Research	Monthly
Louise Yamada Technical Research Advisors, LLC	Upon Request
Marquette Associates	Upon Request
Merrill Lynch, Pierce, Fenner & Smith, Inc.	Monthly
Morningstar Associates, Inc., Morningstar, Inc.	Daily

A-1

Portfolio Holdings*
MSCI Barra	Daily
MSCI f/k/a Institutional Shareholder Services, Inc. (ISS)	Daily
Muzea Insider Consulting Services	Weekly
Natixis Bleichroeder, Inc.	Upon Request
Nock, Inc.	Daily
Northern Trust Investments, N.A.	Upon Request
Pierce Park Group	Monthly
Prime Buchholz & Associates, Inc.	Upon Request
Princeton Financial Systems	Upon Request
Rabil Stock Research, LLC	Upon Request
RBC Capital Markets Corporation	Upon Request
Reuters America LLC	Daily
Robert W. Baird & Co. Incorporated	Upon Request
Rocaton Investment Advisors, LLC	Monthly
Rogerscasey	Monthly
Russell Implementation Services Inc.	Upon Request
R.V. Kuhns & Associates, Inc.	Upon Request
SG Constellation LLC	Daily
Sidoti & Company, LLC	Upon Request
State Street Corporation	Daily
Stifel, Nicholaus & Co. Inc.	Quarterly
Stratford Advisory Group. Inc.	Upon Request
Sungard Expert Solutions, Inc.	Daily
The Marco Consulting Group	Monthly
Towers Watson Investment Services, Inc. f/k/a Watson Wyatt Worldwide	Monthly
Wall Street Source	Daily
Watershed Investment Consultants	Quarterly
Wilmer Cutler Pickering Hale and Dorr LLP	Upon Request

* Each Fund may provide its portfolio holdings to (a) third parties that render services to the Fund relating to such holdings (i.e., pricing vendors, ratings organizations, custodians, external administrators, independent registered public accounting firms, counsel, etc.) as appropriate to the service being provided to the Fund, on a daily, monthly, calendar quarterly or annual basis, and (b) third party consultants on a daily, monthly or calendar quarterly basis for the purpose of performing their own analyses with respect to the Fund within one day following each calendar period end.

A-2

APPENDIX B

LORD, ABBETT & CO. LLC

PROXY VOTING POLICIES AND PROCEDURES

Introduction

Under the Investment Advisers Act of 1940, as amended, Lord, Abbett & Co. LLC (“Lord Abbett” or “we”) acts as a fiduciary that owes each of its clients duties of care and loyalty with respect to all services undertaken on the client’s behalf, including proxy voting. This means that Lord Abbett is required to vote proxies in the manner we believe is in the best interests of each client, including the Lord Abbett Funds (the “Funds”) and their shareholders. We take a long-term perspective in investing our clients’ assets and employ the same perspective in voting proxies on their behalf. Accordingly, we tend to support proxy proposals that we believe are likely to maximize shareholder value over time, whether such proposals were initiated by a company or its shareholders.

Proxy Voting Process Overview

Lord Abbett has a Proxy Group within its Operations Department (the “Proxy Group”) that oversees proxy voting mechanics on a day-to-day basis and provides Lord Abbett’s Proxy Policy Committee (the “Proxy Policy Committee”) and Investment Department personnel with information regarding shareholder voting. The Proxy Policy Committee consists of Lord Abbett’s Chief Investment Officer, Director of Domestic Equity Portfolio Management, Director of International Equity, Director of Research, and General Counsel. Voting decisions are made by the Investment Department in accordance with these policies and procedures and are carried out by the Proxy Group.

Lord Abbett has retained an independent third party service provider (the “Proxy Advisor”) to analyze proxy issues and recommend how to vote on those issues, and to provide assistance in the administration of the proxy process, including maintaining complete proxy voting records.1 While Lord Abbett takes into consideration the information and recommendations of the Proxy Advisor, Lord Abbett votes all proxies based on its own proxy voting policies, including Lord Abbett’s conclusions regarding the best interests of the Funds, their shareholders, and other advisory clients, rather than basing decisions solely on the Proxy Advisor’s recommendations.

Lord Abbett has implemented a three-pronged approach to the proxy voting process, which is described more fully below:

•

In cases where we deem any client’s position in a company to be material,[2] the relevant investment team is responsible for determining how to vote the security. Once a voting decision has been made, the investment team provides instructions to the Proxy Group, which is responsible for submitting Lord Abbett’s vote.

•

In cases where we deem all clients’ positions in a company to be non-material, the Chief Administrative Officer for the Investment Department is responsible for determining how to vote the security. The Chief Administrative Officer may seek guidance from the relevant investment team, the

1 Lord Abbett currently retains RiskMetrics Group as the Proxy Advisor.

2 We presently consider a position in a particular company to be material if: (1) it represents more than 1% of any client’s portfolio holdings and all clients’ positions in the company together represent more than 1% of the company’s outstanding shares; or (2) all clients’ positions in the company together represent more than 5% of the company’s outstanding shares. For purposes of determining materiality, we exclude shares held by clients with respect to which Lord Abbett does not have authority to vote proxies. We also exclude shares with respect to which Lord Abbett’s vote is restricted or limited due to super-voting share structures (where one class of shares has super-voting rights that effectively disenfranchise other classes of shares), vote limitation policies, and other similar measures. This definition of materiality is subject to change at our discretion.

Proxy Policy Committee or any of its members, the Proxy Advisor, or other sources to determine how to vote. Once a voting decision has been made, the Chief Administrative Officer provides instructions to the Proxy Group, which is responsible for submitting Lord Abbett’s vote.

•

Lord Abbett has identified certain types of proxy proposals that it considers purely administrative in nature and as to which it always will vote in favor. The Proxy Group is authorized to vote in favor of such proposals without receiving instructions from the Investment Department, regardless of the materiality of any client’s position. Lord Abbett presently considers the following specific types of proposals to fall within this category: (1) proposals to change a company’s name; and (2) proposals regarding formalities of shareholder meetings (namely, changes to a meeting’s date, time, or location).

When multiple investment teams manage one or more portfolios that hold the same voting security, the investment team that manages the largest number of shares of the security will be considered to have the dominant position and Lord Abbett will vote all shares on behalf of all clients that hold the security in accordance with the vote determined by the investment team with the dominant position.

Conflicts of Interest

Lord Abbett is an independent, privately held firm with a singular focus on the management of money. Although Lord Abbett does not face the conflicts of interest inherent in being part of a larger financial institution, conflicts of interest nevertheless may arise in the proxy voting process. Such a conflict may exist, for example, when a client’s account holds shares of a company that also is a client of Lord Abbett. We have adopted safeguards designed to ensure that conflicts of interests are identified and resolved in our clients’ best interests rather than our own. Generally, when a potential conflict of interest arises, Lord Abbett adheres to its voting guidelines on the issue or, if the guidelines do not address the particular issue, we would follow the Proxy Advisor’s recommendation.

Lord Abbett maintains a list of all publicly held companies for which one of the Funds’ independent directors/trustees also serves on the board of directors or is a nominee for election to the board of directors. If a Fund owns stock in such a company and if Lord Abbett decides not to follow the Proxy Advisor’s recommendation concerning a proxy proposal involving the company, Lord Abbett will notify the related Fund’s Proxy Committee3 and seek voting instructions from the Committee. In these instances, if applicable, the independent director/trustee will abstain from any discussions by the Fund’s Proxy Committee regarding the company.

Lord Abbett also maintains a list of all publicly held companies (including any subsidiaries of such companies) that have a significant business relationship with Lord Abbett. A “significant business relationship” for this purpose means: (1) a broker dealer firm that is responsible for one percent or more of the Funds’ total dollar amount of shares sold for the last 12 months; (2) a firm that is a sponsor firm with respect to Lord Abbett’s separately managed account business; (3) an institutional account client that has an investment management agreement with Lord Abbett; (4) an institutional investor that, to Lord Abbett’s knowledge, holds at least $5 million in shares of the Funds; and (5) a retirement plan client that, to Lord Abbett’s knowledge, has at least $5 million invested in the Funds. For proxy proposals involving such companies, Lord Abbett will notify the Funds’ Proxy Committees and seek voting instructions from the Committees only in those situations where Lord Abbett proposes not to follow the Proxy Advisor’s recommendations.

3 The boards of directors and trustees of the Funds have delegated oversight of proxy voting to separate Proxy Committees comprised solely of independent directors and/or trustees, as the case may be. Each Proxy Committee is responsible for, among other things: (1) monitoring Lord Abbett’s actions in voting securities owned by the related Fund; (2) evaluating Lord Abbett’s policies in voting securities; and (3) meeting with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest.

Proxy Voting Guidelines

A general summary of the guidelines that we normally follow in voting proxies appears below. These voting guidelines reflect our general views. We reserve the flexibility to vote in a manner contrary to our general views on particular issues if we believe doing so is in the best interests of our clients, including the Funds and their shareholders. Many different specific types of proposals may arise under the broad categories discussed below, and it is not possible to contemplate every issue on which we may be asked to vote. Accordingly, we will vote on proposals concerning issues not expressly covered by these guidelines based on the specific factors that we believe are relevant.

A.

Auditors – Auditors are responsible for examining, correcting, and verifying the accuracy of a company’s financial statements. Lord Abbett believes that companies normally are in the best position to select their auditors and, therefore, we generally support management’s recommendations concerning the ratification of the selection of auditors. However, we may evaluate such proposals on a case-by-case basis due to concerns about impaired independence, accounting irregularities, or failure of the auditors to act in shareholders’ best economic interests, among other factors we may deem relevant.

B.	Directors

1.

Election of directors – The board of directors of a company oversees all aspects of the company’s business. Companies and, under certain circumstances, their shareholders, may nominate directors for election by shareholders. Lord Abbett believes that the independent directors currently serving on a company’s board of directors (or a nominating committee comprised of such independent directors) generally are in the best position to identify qualified director nominees. Accordingly, we normally vote in accordance with management’s recommendations on the election of directors. In evaluating a director nominee’s candidacy, however, Lord Abbett may consider the following factors, among others: (1) the composition of the board and its committees; (2) whether the nominee is independent of company management; (3) the nominee’s board meeting attendance; (4) the nominee’s history of representing shareholder interests on the company’s board or other boards; (5) the nominee’s investment in the company; (6) the company’s long-term performance relative to a market index; and (7) takeover activity. Lord Abbett may withhold votes for some or all of a company’s director nominees on a case-by-case basis.

2.

Majority voting – Under a majority voting standard, director nominees must be elected by an affirmative majority of the votes cast at a meeting. Majority voting establishes a higher threshold for director election than plurality voting, in which nominees who receive the most votes are elected, regardless of how small the number of votes received is relative to the total number of shares voted. Lord Abbett generally supports proposals that seek to adopt a majority voting standard.

3.

Board classification – A “classified” or “staggered” board is a structure in which only a portion of a company’s board of directors (typically one-third) is elected each year. A company may employ such a structure to promote continuity of leadership and thwart takeover attempts. Lord Abbett generally votes against proposals to classify a board, absent special circumstances indicating that shareholder interests would be better served by such a structure. In evaluating a classified board proposal, Lord Abbett may consider the following factors, among others: (1) the company’s long-term strategic plan; (2) the extent to which continuity of leadership is necessary to advance that plan; and (3) the need to guard against takeover attempts.

4.

Separation of chairman and chief executive officer functions – Proponents of proposals for the separation of the roles of a company’s chairman and chief executive officer (“CEO”) seek to enhance board accountability and mitigate a company’s risk-taking behavior by asking that the role of the chairman of the company’s board of directors be filled by someone other than the company’s CEO. We generally support separation of the chairman and CEO functions, although we may oppose such separation on a case-by-case basis if we believe that a company’s governance structure or business promotes good and successful business management through other means.

5.

Independent chairman – An independent director is one who serves on a company’s board but is not employed by the company or affiliated with it in any other capacity. We generally vote with management on proposals that call for an independent director to serve as the chairman of a company’s board of directors. We may vote for such proposals on a case-by-case basis, regardless of management opposition, if we believe that a company’s governance structure does not promote independent oversight through other means, such as a lead director, a board composed of a majority of independent directors, and/or independent board committees.

6.

Independent board and committee members – Lord Abbett believes that independent board and committee membership often helps to mitigate the inherent conflicts of interest that arise when a company’s executive officers also serve on its board and committees. Therefore, we generally support proposals seeking to impose a requirement that a majority of a company’s directors be independent. We also generally support proposals seeking to impose a requirement that a board’s audit, compensation, nominating, and/or other committees be composed exclusively of independent directors.

C.	Compensation and Benefits

1.

General – In the wake of recent corporate scandals and market volatility, shareholders increasingly have scrutinized the nature and amount of compensation paid by a company to its executive officers and other employees. Lord Abbett believes that because a company has exclusive knowledge of material information not available to shareholders regarding its business, financial condition, and prospects, the company itself usually is in the best position to make decisions about compensation and benefits. Accordingly, we generally vote with management on such matters. However, we may oppose management on a case-by-case basis if we deem a company’s compensation to be excessive or inconsistent with its peer companies’ compensation, we believe a company’s compensation measures do not foster a long-term focus among its executive officers and other employees, or we believe a company has not met performance expectations, among other reasons. Discussed below are some specific types of compensation-related proposals that we may encounter.

2.

Incentive compensation plans – An incentive compensation plan rewards an executive’s performance through a combination of cash compensation and stock awards. Incentive compensation plans are designed to align an executive’s compensation with a company’s long-term performance. As noted above, Lord Abbett believes that management generally is in the best position to assess executive compensation levels and, therefore, generally votes with management on proposals relating to incentive compensation plans. In evaluating such a proposal, however, Lord Abbett may consider the following factors, among others: (1) the executive’s expertise and the value he or she brings to the company; (2) the company’s performance, particularly during the executive’s tenure; (3) the percentage of overall compensation that consists of stock; (4) whether the incentive compensation plan has any potential to dilute the voting power or economic interests of other shareholders; (5) the features of the plan and costs associated with it; (6) whether the plan provides for repricing or replacement of underwater stock options; and (7) quantitative data from the Proxy Advisor regarding compensation ranges by industry and company size. We also scrutinize very closely the proposed repricing or replacement of underwater stock options, taking into consideration the stock’s volatility, management’s rationale for the repricing or replacement, the new exercise price, and any other factors we deem relevant.

3.

Say on pay – “Say on pay” proposals give shareholders a nonbinding vote on executive compensation. These shareholder proposals are designed to serve as a means of conveying to company management shareholder concerns, if any, about executive compensation. Lord Abbett believes that management generally is in the best position to assess executive compensation. Thus, we generally vote with management on say on pay proposals unless we believe that compensation has been excessive or direct feedback to management about compensation has not resulted in any changes.

4.

Pay for performance – “Pay for performance” proposals are shareholder proposals that seek to achieve greater alignment between executive compensation and company performance. Shareholders initiating these proposals tend to focus on board compensation committees’ accountability, the use of independent compensation consultants, enhanced disclosure of compensation packages, and perquisites given to executives. Because Lord Abbett believes that management generally is in the best position to assess executive compensation, we generally follow management’s voting recommendations regarding pay for performance proposals. However, we may evaluate such proposals on a case-by-case basis if we believe a company’s long-term interests and its executives’ financial incentives are not properly aligned or if we question the methodology a company followed in setting executive compensation, among other reasons.

5.

Clawback provisions – A clawback provision allows a company to recoup or “claw back” incentive compensation paid to an executive if the company later determines that the executive did not actually meet applicable performance goals. For example, such provisions might be used when a company calculated an executive’s compensation based on inaccurate or fraudulent financial statements. Some clawback provisions are triggered only if the misalignment between compensation and performance is attributable to improper conduct on the part of the executive. Shareholder proponents of clawback proposals believe that they encourage executive accountability and mitigate a company’s risk-taking behavior. Because Lord Abbett believes that management generally is in the best position to assess executive compensation, we generally vote with management on clawback proposals. We may, however, evaluate such a proposal on a case-by-case basis due to concerns about the amount of compensation paid to the executive, the executive’s or the company’s performance, or accounting irregularities, among other factors we may deem relevant.

6.

Anti-gross-up policies – Tax “gross-ups” are payments by a company to an executive intended to reimburse some or all of the executive’s tax liability with respect to compensation, perquisites, and other benefits. Because the gross-up payment also is taxable, it typically is inflated to cover the amount of the tax liability and the gross-up payment itself. Critics of such payments argue that they often are not transparent to shareholders and can substantially enhance an executive’s overall compensation. Thus, shareholders increasingly are urging companies to establish policies prohibiting tax gross-ups. Because Lord Abbett believes that management generally is in the best position to assess executive compensation, we generally vote with management on gross-up proposals. We may, however, evaluate such a proposal on a case-by-case basis due to concerns about the amount of compensation paid to the executive or the executive’s or the company’s performance, among other factors we may deem relevant.

7.

Severance agreements and executive death benefits – Severance or so-called “golden parachute” payments sometimes are made to departing executives after termination or upon a company’s change in control. Similarly, companies sometimes make executive death benefit or so-called “golden coffin” payments to an executive’s estate. Both practices increasingly are coming under shareholder scrutiny. While we generally vote with management on compensation matters, we scrutinize cases in which severance or executive death benefits are especially lucrative or are granted despite the executive’s or the company’s poor performance, and may vote against management on a case-by-case basis as we deem appropriate.

8.

Executive pay limits – Lord Abbett believes that a company’s flexibility with regard to its compensation practices is critical to its ability to recruit, retain, and motivate key talent. Accordingly, we generally vote with management on shareholder proposals that seek to impose limits on executive compensation.

9.

Employee stock purchase plans – Employee stock purchase plans permit employees to purchase company stock at discounted prices and, under certain circumstances, receive favorable tax treatment when they sell the stock. Lord Abbett generally follows management’s voting recommendation concerning employee stock purchase plans, although we generally do not support plans that are dilutive.

D.	Corporate Matters

1.

Charter amendments – A company’s charter documents, which may consist of articles of incorporation or a declaration of trust and bylaws, govern the company’s organizational matters and affairs. Lord Abbett believes that management normally is in the best position to determine appropriate amendments to a company’s governing documents. Some charter amendment proposals involve routine matters, such as changing a company’s name or procedures relating to the conduct of shareholder meetings. Lord Abbett believes that such routine matters do not materially affect shareholder interests and, therefore, we vote with management with respect to them in all cases. Other types of charter amendments, however, are more substantive in nature and may impact shareholder interests. We consider such proposals on a case-by-case basis to the extent they are not explicitly covered by these guidelines.

2.

Changes to capital structure – A company may propose amendments to its charter documents to change the number of authorized shares or create new classes of stock. We generally support proposals to increase a company’s number of authorized shares when the company has articulated a clear and reasonable purpose for the increase (for example, to facilitate a stock split, merger, acquisition, or restructuring). However, we generally oppose share capital increases that would have a dilutive effect. We also generally oppose proposals to create a new class of stock with superior voting rights.

3.

Reincorporation – We generally follow management’s recommendation regarding proposals to change a company’s state of incorporation, although we consider the rationale for the reincorporation and the financial, legal, and corporate governance implications of the reincorporation. We will vote against reincorporation proposals that we believe contravene shareholders’ interests.

4.

Mergers, acquisitions, and restructurings – A merger or acquisition involves combining two distinct companies into a single corporate entity. A restructuring involves a significant change in a company’s legal, operational, or structural features. After these kinds of transactions are completed, shareholders typically will own stock in a company that differs from the company whose shares they initially purchased. Thus, Lord Abbett views the decision to approve or reject a potential merger, acquisition, or restructuring as being equivalent to an investment decision. In evaluating such a proposal, Lord Abbett may consider the following factors, among others: (1) the anticipated financial and operating benefits; (2) the offer price; (3) the prospects of the resulting company; and (4) any expected changes in corporate governance and their impact on shareholder rights. We generally vote against management proposals to require a supermajority shareholder vote to approve mergers or other significant business combinations. We generally vote for shareholder proposals to lower supermajority vote requirements for mergers and acquisitions. We also generally vote against charter amendments that attempt to eliminate shareholder approval for acquisitions involving the issuance of more than 10% of a company’s voting stock.

E.	Anti-Takeover Issues and Shareholder Rights

1.	Proxy access – Proxy access proposals advocate permitting shareholders to have their nominees for election to a company’s board of directors included in the company’s proxy statement in opposition to the company’s own nominees. Recently proposed amendments[4] to the U.S. Securities and Exchange Commission’s (the “SEC”) proxy rules would allow shareholders or groups of shareholders satisfying certain stock ownership and other eligibility requirements to include their director nominees on a company’s proxy ballot under certain limited circumstances. Proxy access initiatives enable shareholders to nominate their own directors without incurring the often substantial cost of preparing and mailing a proxy statement, making it less expensive and easier for shareholders to challenge incumbent directors. Lord Abbett supports such measures so long as they comport with the requirements set forth in the SEC’s proxy rules. However, we generally will vote with management on proposals that seek to allow proxy access subject to less stringent requirements.

2.

Shareholder rights plans – Shareholder rights plans or “poison pills” are a mechanism of defending a company against takeover efforts. Poison pills allow current shareholders to purchase stock at discounted prices or redeem shares at a premium after a takeover, effectively making the company more expensive and less attractive to potential acquirers. Companies may employ other defensive tactics in combination with poison pills, such as golden parachutes that take effect upon a company’s change in control and therefore increase the cost of a takeover. Because poison pills can serve to entrench management and discourage takeover offers that may be attractive to shareholders, we generally vote in favor of proposals to eliminate poison pills and proposals to require that companies submit poison pills for shareholder ratification. In evaluating a poison pill proposal, however, Lord Abbett may consider the following factors, among others: (1) the duration of the poison pill; (2) whether we believe the poison pill facilitates a legitimate business strategy that is likely to enhance shareholder value; (3) our level of confidence in management; (4) whether we believe the poison pill will be used to force potential acquirers to negotiate with management and assure a degree of stability that will support good long-range corporate goals; and (5) the need to guard against takeover attempts.

3.

Chewable pill provisions – A “chewable pill” is a variant of the poison pill that mandates a shareholder vote in certain situations, preventing management from automatically discouraging takeover offers that may be attractive to shareholders. We generally support chewable pill provisions that balance management’s and shareholders’ interests by including: (1) a redemption clause allowing the board to rescind a pill after a potential acquirer’s holdings exceed the applicable ownership threshold; (2) no dead-hand or no-hand pills, which would allow the incumbent board and their approved successors to control the pill even after they have been voted out of office; (3) sunset provisions that allow shareholders to review and reaffirm or redeem a pill after a predetermined time frame; and (4) a qualifying offer clause, which gives shareholders the ability to redeem a poison pill when faced with a bona fide takeover offer.

4.

Anti-greenmail provisions – An anti-greenmail provision is a special charter provision that prohibits a company’s management from buying back shares at above market prices from potential acquirers without shareholder approval. We generally support such provisions, provided that they are not bundled with other measures that serve to entrench management or discourage attractive takeover offers.

5.

Fair price provisions – A fair price provision is a special charter provision that requires that all selling shareholders receive the same price from a buyer. Fair price provisions are designed to protect shareholders from inequitable two-tier stock acquisition offers in which some shareholders may be bought out on disadvantageous terms. We generally support such provisions, provided that they are not bundled with other measures that serve to entrench management or discourage attractive takeover offers.

6.	Rights to call special shareholder meetings – Proposals regarding rights to call special shareholder meetings normally seek approval of amendments to a company’s charter documents. Lord Abbett

4 As of the date of these policies and procedures, the SEC has not yet issued final rule amendments regarding proxy access.

generally votes with management on proposals concerning rights to call special shareholder meetings. In evaluating such a proposal, Lord Abbett may consider the following factors, among others: (1) the stock ownership threshold required to call a special meeting; (2) the purposes for which shareholders may call a special meeting; (3) whether the company’s annual meetings offer an adequate forum in which shareholders may raise their concerns; and (4) the anticipated economic impact on the company of having to hold additional shareholder meetings.

7.

Supermajority vote requirements – A proposal that is subject to a supermajority vote must receive the support of more than a simple majority in order to pass. Supermajority vote requirements can have the effect of entrenching management by making it more difficult to effect change regarding a company and its corporate governance practices. Lord Abbett normally supports shareholders’ ability to approve or reject proposals based on a simple majority vote. Thus, we generally vote for proposals to remove supermajority vote requirements and against proposals to add them.

8.

Cumulative voting – Under cumulative or proportional voting, each shareholder is allotted a number of votes equal to the number of shares owned multiplied by the number of directors to be elected. This voting regime strengthens the voting power of minority shareholders because it enables shareholders to cast multiple votes for a single nominee. Lord Abbett believes that a shareholder or group of shareholders using this technique to elect a director may seek to have the director represent a narrow special interest rather than the interests of the broader shareholder population. Accordingly, we generally vote against cumulative voting proposals.

9.

Confidential voting – In a confidential voting system, all proxies, ballots, and voting tabulations that identify individual shareholders are kept confidential. An open voting system, by contrast, gives management the ability to identify shareholders who oppose its proposals. Lord Abbett believes that confidential voting allows shareholders to vote without fear of retribution or coercion based on their views. Thus, we generally support proposals that seek to preserve shareholders’ anonymity.

F.

Social, Political, and Environmental Issues – Proposals relating to social, political, or environmental issues typically are initiated by shareholders and urge a company to disclose certain information or change certain business practices. Lord Abbett evaluates such proposals based on their effect on shareholder value rather than on their ideological merits. We generally follow management’s recommendation on social, political, and environmental proposals and tend to vote against proposals that are unduly burdensome or impose substantial costs on a company with no countervailing economic benefits to the company’s shareholders. Nonetheless, we pay particular attention to highly controversial issues, as well as instances where management has failed repeatedly to take corrective actions with respect to an issue.

G.

Share Blocking – Certain foreign countries impose share blocking restrictions that would prohibit Lord Abbett from trading a company’s stock during a specified period before the company’s shareholder meeting. Lord Abbett believes that in these situations, the benefit of maintaining liquidity during the share blocking period outweighs the benefit of exercising our right to vote. Therefore, it is Lord Abbett’s general policy to not vote securities in cases where share blocking restrictions apply.

Adopted: September 17, 2009

LORD ABBETT SECURITIES TRUST

PART C

OTHER INFORMATION

Item 28.	Exhibits

(a)	Declaration and Agreement of Trust. Incorporated by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A filed on February 27, 1998.

i.	Amendment to Declaration and Agreement of Trust (Lord Abbett Large-Cap Value Fund). Incorporated by reference to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A filed on June 26, 2003.

ii.	Amendment to Declaration and Agreement of Trust (Lord Abbett International Core Equity Fund). Incorporated by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A filed on December 12, 2003.

iii.	Amendment to Declaration and Agreement of Trust (Lord Abbett International Opportunities Fund). Incorporated by reference to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A filed on February 27, 2004.

iv.	Amendment to Declaration and Agreement of Trust (Lord Abbett All Value Fund). Incorporated by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A filed on March 1, 2001.

v.	Amendments to Declaration and Agreement of Trust (Lord Abbett Micro-Cap Growth Fund and Lord Abbett Micro-Cap Value Fund). Incorporated by reference to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A filed on February 27, 2004.

vi.	Amendment to Declaration and Agreement of Trust (Alpha Series – Class Y) incorporated by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A filed on August 19, 2004.

vii.	Amendment to Declaration and Agreement of Trust (Value Opportunities Fund – Class A, B, C, P & Y. Incorporated by reference to Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A filed on December 20, 2005.

viii.	Amendment to Declaration and Agreement of Trust dated July 26, 2007. Incorporated by reference to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A filed on September 13, 2007.

ix.	Amendment to Declaration and Agreement of Trust (renaming Class Y to Class I shares) dated July 26, 2007. Incorporated by reference to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A filed on September 13, 2007.

x.	Amendment to Declaration and Agreement of Trust (International Dividend Income Fund – Class A, B, C, F, I, R2, & R3) dated March 19, 2008. Incorporated by reference to Post-Effective Amendment No. 56 to the Registrant’s Registration Statement on Form N-1A filed on April 2, 2008.

xi.	Amendment to Declaration and Agreement of Trust (name change for Growth & Income, International, World-Bond Debenture and Alpha Series) dated May 19, 1999. Incorporated by reference to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A filed on June 20, 2008.

xii.

Amendment to Declaration and Agreement of Trust (new series, Micro-Cap Value and Micro-Cap Growth Funds) dated January 20, 2000. Incorporated by reference to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A filed on June 20, 2008.

xiii.

Amendment to Declaration and Agreement of Trust (Section 2.7) dated April 20, 2004. Incorporated by reference to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A filed on June 20, 2008.

xiv.

Amendment to Declaration and Agreement of Trust (Alpha Series name change) dated June 23, 2005. Incorporated by reference to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A filed on June 20, 2008.

xv.

Amendment to Declaration and Agreement of Trust (All Value Fund name change) dated June 4, 2009. Incorporated by reference to Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A filed on December 29, 2009.

(b)	By-Laws. Amended and Restated By-laws (4/20/2004) incorporated by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A filed on August 19, 2004.

(c)	Instruments Defining Rights of Security Holders. Not applicable.

(d)	Investment Advisory Contracts. Management Agreement incorporated by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A filed on December 26, 2002.

i.

Addendum to the Management Agreement (Lord Abbett Large-Cap Value Fund – dated June 30, 2003) incorporated by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A filed on August 19, 2004.

ii.

Addendum to the Management Agreement (Lord Abbett International Core Equity Fund – dated December 1, 2003). Incorporated by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A filed on December 12, 2003.

iii.

Addendum to the Management Agreement (Alpha Series) effective March 1, 2004 incorporated by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A filed on August 19, 2004.

iv.

Management Fee Waiver Agreement (Alpha Series) dated November 1, 2004. Incorporated by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A filed on February 28, 2006.

v.

Management Fee Waiver Agreement (Alpha Strategy) dated November 1, 2005. Incorporated by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A filed on February 28, 2006.

vi.

Addendum to the Management Agreement (Lord Abbett International Opportunities Fund) dated November 1, 2005. Incorporated by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A filed on February 28, 2006.

vii.

Addendum to the Management Agreement (Lord Abbett Value Opportunities Fund) dated December 20, 2005. Incorporated by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A filed on February 28, 2006.

viii.

Management Fee Waiver and Expense Reimbursement Agreement (Alpha Strategy) dated November 1, 2006. Incorporated by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A filed on February 28, 2007.

ix.

Amended and Restated Management Fee Waiver and Expense Reimbursement Agreement dated September 14, 2007 for Alpha Strategy Fund. Incorporated by reference to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A filed on September 13, 2007.

x.

Management Fee Waiver and Expense Reimbursement Agreement (Alpha Strategy Fund) effective March 1, 2008. Incorporated by reference to Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A filed on February 29, 2008.

xi.

Addendum to the Management Agreement (Lord Abbett International Dividend Income Fund) dated June 20, 2008. Incorporated by reference to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A filed on June 20, 2008.

xii.

Management Fee Waiver (Alpha Strategy Fund) effective March 1, 2009. Incorporated by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A filed on February 27, 2009.

xiii.

Management Fee Waiver (Alpha Strategy Fund) effective March 1, 2010. Incorporated by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A filed on February 26, 2010.

xiv

Management Fee Waiver and Expense Reimbursement Agreement (International Core Equity Fund, International Dividend Income Fund, International Opportunities Fund, Micro Cap Growth Fund, Micro Cap Value Fund, and Value Opportunities Fund). Incorporated by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A filed on February 26, 2010.

xv.	Management Fee Waiver (Alpha Strategy Fund) effective March 1, 2011. Filed herein.

xvi.

Management Fee Waiver and Expense Limitation Agreement (International Core Equity Fund, International Dividend Income Fund, International Opportunities Fund, Micro Cap Growth Fund and Micro Cap Value Fund) effective March 1, 2011. Filed herein.

(e)	Underwriting Contracts. Distribution Agreement incorporated by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A filed on March 31, 2004.

(f)

Bonus or Profit Sharing Contracts. Equity Based Plans for Non-Interested Person Directors and Trustees of Lord Abbett Funds. Incorporated by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A filed on March 1, 2001.

(g)	Custodian Agreements.

i.	Custodian Agreement dated November 1, 2001 (including updated Exhibit A dated November 19, 2010). Filed herewith.

(h)	Other Material Contracts.

i.	Agency Agreement dated as of April 30, 2010 (including amended Schedule A dated as of November 19, 2010). Filed herewith.

ii.

Administrative Services Agreement (including amendments #1-13). Incorporated by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A filed on February 27, 2009.

iii.	Amendment #14 to the Administrative Services Agreement dated May 1, 2010. Filed herein.

iv.	Amendment #15 to the Administrative Services Agreement dated October 26, 2010. Filed herein.

v.	Amendment #16 to Administrative Services Agreement dated as of November 19, 2010. Filed herein.

(i)	Legal Opinion. Opinion of Wilmer Cutler Pickering Hale and Dorr LLP. Filed herein.

(j)	Consent of Independent Auditors. Consent of Deloitte & Touche, LLP. Filed herein.

(k)	Omitted Financial Statements. Not applicable.

(l)	Initial Capital Agreements. Not applicable.

(m)

Rule 12b-1 Plans. Amended and Restated Joint Rule 12b-1 Distribution Plan and Agreement for Lord Abbett Family of Funds dated August 10, 2007 with updated Schedule A and B dated November 19, 2010. Filed herein.

(n)	Rule 18f-3 Plan. Amended & Restated Rule 18f-3 Plan as of July 1, 2008 pursuant to Rule 18f-3(d) under the Investment Company Act 1940 with updated Schedule A dated November 19, 2010. Filed herein.

(o)	[Reserved].

(p)	Code of Ethics dated September 2008. Incorporated by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A filed on February 27, 2009.

Item 29.  Persons Controlled by or Under Common Control with the Fund.

None.

Item 30.  Indemnification.

The Registrant is a Delaware statutory trust established under Chapter 38 of Title 12 of the Delaware Code. The Registrant’s Declaration and Agreement of Trust at Section 4.3 relating to indemnification of trustees, officers, etc. states the following:

The Trust shall indemnify each of its Trustees, officers, employees and agents (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by him or her in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body in which he or she may be or may have been involved as a party or otherwise or with which he or she may be or may have been threatened, while acting as Trustee or as an officer, employee or agent of the Trust or the Trustees, as the case may be, or thereafter, by reason of his or her being or having been such a Trustee, officer, employee or agent, except with respect to any matter as to which he or she shall have been adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust or any Series thereof. Notwithstanding anything herein to the contrary, if any matter which is the subject of indemnification hereunder relates only to one Series (or to more than one but not all of the Series of the Trust), then the indemnity shall be paid only out of the assets of the affected Series. No individual shall be indemnified hereunder against any liability to the Trust or any Series thereof or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In addition, no such indemnity shall be provided with respect to any matter disposed of by settlement or a compromise payment by such Trustee, officer, employee or agent, pursuant to a consent decree or otherwise, either for said payment or for any other expenses unless there has been a determination that such compromise is in the best interests of the Trust or, if appropriate, of any affected Series thereof and that such Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust or, if appropriate, of any affected Series thereof, and did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. All determinations that the applicable standards of conduct have been met for indemnification hereunder shall be made by (a) a majority vote of a quorum consisting of disinterested Trustees who are not parties to the proceeding relating to indemnification, or (b) if such a quorum is not obtainable or, even if obtainable, if a majority vote of such quorum so directs, by independent legal counsel in a written opinion, or (c) a vote of Shareholders (excluding Shares owned of record or beneficially by such individual). In addition, unless a matter is disposed of with a court determination (i) on the merits that such Trustee, officer, employee or agent was not liable or (ii) that such Person was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, no indemnification shall be provided hereunder unless there has been a determination by independent legal counsel in a written opinion that such Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trustees may make advance payments out of the assets of the Trust or, if appropriate, of the affected Series in connection with the expense of defending any action with respect to which indemnification might be sought under this Section 4.3. The indemnified Trustee, officer, employee or agent shall give a written undertaking to reimburse the Trust or the Series in the event it is subsequently determined that he or she is not entitled to such indemnification and (a) the indemnified Trustee, officer, employee or agent shall provide security for his or her undertaking, (b) the Trust shall be insured against losses arising by reason of lawful advances, or (c) a majority of a quorum of disinterested Trustees or an independent legal counsel in a written opinion shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification. The rights accruing to any Trustee, officer, employee or agent under these provisions shall not exclude any other right to which he or she may be lawfully entitled and shall inure to the benefit of his or her heirs, executors, administrators or other legal representatives.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expense incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition, the Registrant maintains a trustees’ and officers’ errors and omissions liability insurance policy protecting trustees and officers against liability for breach of duty, negligent act, error or omission committed in their capacity as trustees or officers. The policy contains certain exclusions, among which is exclusion from coverage for active or deliberate dishonest or fraudulent acts and exclusion for fines or penalties imposed by law or other matters deemed uninsurable.

Item 31.  Business and Other Connections of the Investment Adviser.

Adviser – Lord, Abbett & Co. LLC

Lord, Abbett & Co. LLC is the investment adviser of the Registrant and provides investment management services to the Lord Abbett Family of Funds and to various pension plans, institutions and individuals. Lord Abbett Distributor LLC, a limited liability company, serves as its distributor and principal underwriter.

Set forth below is information relating to the business, profession, vocation or employment of a substantial nature that each partner of the adviser, is or has been engaged in within the last two fiscal years for his/her own account in the capacity of director, officer, employee, partner or trustee of Lord Abbett. The principal business address of each partner is c/o Lord, Abbett & Co. LLC, 90 Hudson Street, Jersey City, NJ 07302-3973.

None.

Item 32.  Principal Underwriters.

Lord Abbett Distributor LLC serves as principal underwriter for the Registrant. Lord Abbett Distributor LLC also serves as principal underwriter for the following registered open-end investment companies sponsored by Lord, Abbett & Co. LLC:

(a)	Lord Abbett Affiliated Fund, Inc.

Lord Abbett Blend Trust

Lord Abbett Bond-Debenture Fund, Inc.

Lord Abbett Developing Growth Fund, Inc.

Lord Abbett Global Fund, Inc.

Lord Abbett Investment Trust

Lord Abbett Mid-Cap Value Fund, Inc.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Municipal Income Trust

Lord Abbett Research Fund, Inc.

Lord Abbett Series Fund, Inc.

Lord Abbett Stock Appreciation Fund

Lord Abbett U.S. Government & Government Sponsored Enterprises

  Money Market Fund, Inc.

(b)	Lord Abbett Distributor LLC is a wholly owned subsidiary of Lord, Abbett & Co. LLC. The principal officers of Lord Abbett Distributor LLC are:

Name and Principal Business Address*	Positions and Offices with Lord Abbett Distributor LLC	Positions and Offices with the Registrant

Robert S. Dow	Chief Executive Officer	Chairman and CEO

Lawrence H. Kaplan	General Counsel	Vice President and Secretary

Lynn M. Gargano	Chief Financial Officer	None

James W. Bernaiche	Chief Compliance Officer	Chief Compliance Officer

* Each Officer has a principal business address of: 90 Hudson Street, Jersey City, New Jersey 07302

(c)	Not applicable

Item 33.  Location of Accounts and Records.

Registrant maintains the records required by Rules 31a-1(a) and (b) and 31a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), at its main office.

Lord, Abbett & Co. LLC maintains the records required by Rules 31a-1(f) and 31a-2(e) under the 1940 Act at its main office.

Certain records such as cancelled stock certificates and correspondence may be physically maintained at the main office of Registrant’s Transfer Agent, Custodian, or Shareholder Servicing Agent within the requirements of Rule 31a-3 under the 1940 Act.

Item 34.  Management Services.

None

Item 35.  Undertakings.

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey on the 24th day of February, 2011.

LORD ABBETT SECURITIES TRUST

BY:	/s/ Thomas R. Phillips
Thomas R. Phillips
Vice President and Assistant Secretary

BY:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

Robert S. Dow* Robert S. Dow	Chairman, Chief Executive Officer and Trustee	February 24, 2011

Daria L. Foster* Daria L. Foster	President and Trustee	February 24, 2011

E. Thayer Bigelow* E. Thayer Bigelow	Trustee	February 24, 2011

Robert B. Calhoun, Jr.* Robert B. Calhoun, Jr.	Trustee	February 24, 2011

Evelyn E. Guernsey* Evelyn E. Guernsey	Trustee	February 24, 2011

Julie A. Hill* Julie A. Hill	Trustee	February 24, 2011

Franklin W. Hobbs* Franklin W. Hobbs	Trustee	February 24, 2011

Thomas J. Neff* Thomas J. Neff	Trustee	February 24, 2011

James L.L. Tullis* James L.L. Tullis	Trustee	February 24, 2011

*BY:	/s/ Thomas R. Phillips Thomas R. Phillips Attorney-in-Fact*

POWER OF ATTORNEY

Each person whose signature appears below on this Registration Statement hereby constitutes and appoints Lawrence H. Kaplan, Lawrence B. Stoller, John K. Forst and Thomas R. Phillips, each of them, with full power to act without the other, his or her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him or her and in his or her name, place and stead, in any and all capacities (until revoked in writing) to sign any and all Registration Statements of each Fund enumerated on Exhibit A hereto for which such person serves as a Director/Trustee (including Registration Statements on Forms N-1A and N-14 and any amendments thereto), and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ Robert S. Dow Robert S. Dow	Chairman, CEO and Director/Trustee	January 27, 2011

/s/ Daria L. Foster Daria L. Foster	President and Director/Trustee	January 27, 2011

/s/ E. Thayer Bigelow E. Thayer Bigelow	Director/Trustee	January 27, 2011

/s/ Robert B. Calhoun, Jr. Robert B. Calhoun, Jr.	Director/Trustee	January 27, 2011

/s/ Evelyn E. Guernsey Evelyn E. Guernsey	Director/Trustee	January 27, 2011

/s/ Julie A. Hill Julie A. Hill	Director/Trustee	January 27, 2011

/s/ Franklin W. Hobbs Franklin W. Hobbs	Director/Trustee	January 27, 2011

/s/ Thomas J. Neff Thomas J. Neff	Director/Trustee	January 27, 2011

/s/ James L.L. Tullis James L.L. Tullis	Director/Trustee	January 27, 2011

EXHIBIT A

Lord Abbett Affiliated Fund, Inc.

Lord Abbett Blend Trust

Lord Abbett Bond-Debenture Fund, Inc.

Lord Abbett Developing Growth Fund, Inc.

Lord Abbett Global Fund, Inc.

Lord Abbett Investment Trust

Lord Abbett Mid-Cap Value Fund, Inc.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Municipal Income Trust

Lord Abbett Research Fund, Inc.

Lord Abbett Securities Trust

Lord Abbett Series Fund, Inc.

Lord Abbett Stock Appreciation Fund

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.